UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06110

Western Asset Funds, Inc.

Name of Registrant:

385 East Colorado Boulevard, Pasadena, CA 91101

Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 03/31/2009

Date of reporting period: 09/30/2008

Item 1.	Report to Shareholders.

Western Asset Funds, Inc.

Western Asset Absolute Return Portfolio

Western Asset High Yield Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Limited Duration Bond Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Semi-Annual Report to Shareholders

September 30, 2008

Semi-Annual Report to Shareholders

Expense Example

Western Asset Absolute Return Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expense

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Institutional and Financial Intermediary Classes, the example is based on an investment of $1,000 invested on April 1, 2008 and held through September 30, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 4, 2008 (commencement of operations) and held through September 30, 2008.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008 for each class, even though the Institutional Select Class did not begin operations until August 4, 2008.

	Beginning Account Value 4/1/08		Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00		$935.60	$3.88
Hypothetical (5% return before expenses)	1,000.00		1,021.06	4.05
Institutional Select Class:
Actual	$1,000.00	B	$963.30	$1.27	C
Hypothetical (5% return before expenses)	1,000.00		1,021.06	4.05
Financial Intermediary Class:
Actual	$1,000.00		$935.40	$5.09
Hypothetical (5% return before expenses)	1,000.00		1,019.80	5.32

A

These calculations are based on expenses incurred from April 1, 2008 to September 30, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.80% and 1.05% for the Institutional Class and the Financial Intermediary Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (183), and divided by 365.

B	Beginning account value is as of August 4, 2008 (commencement of operations).
C

This calculation is based on expenses incurred from August 4, 2008 (commencement of operations) to September 30, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.80% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the period (58) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Absolute Return Portfolio

The graphs compare the Fund’s total returns to that of two broad-based securities market indexes. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on August 4, 2008, had a total return of -3.67% for the period ended September 30, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning June 30, 2006. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclay’s purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B	Index returns are for periods beginning August 31, 2006. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclay’s purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)C

Standard & Poor’s Debt RatingsD

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

C

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

D	Source: Standard & Poor's.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Absolute Return Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	113.9%

Corporate Bonds and Notes	30.1%

Airlines	0.2%
Continental Airlines Inc.		6.820%	5/1/18	$60,915		$52,082
Continental Airlines Inc.		6.703%	6/15/21	63,424		53,276
United Air Lines Inc.		7.032%	10/1/10	133,056		131,892
United Air Lines Inc.		7.186%	10/1/12	502,354		499,707
US Airways Pass-Through Trust		6.850%	1/30/18	314,007		273,186

						1,010,143

Auto Components	0.1%
Visteon Corp.		8.250%	8/1/10	179,000		148,570
Visteon Corp.		12.250%	12/31/16	462,000		277,200	A

						425,770

Automobiles	N.M.
Ford Motor Co.		4.250%	12/15/36	80,000		52,700	B

Beverages	0.1%
Dr. Pepper Snapple Group Inc. Senior Notes		6.820%	5/1/18	460,000		444,018	A

Building Products	0.1%
Associated Materials Inc.		9.750%	4/15/12	365,000		359,525
Associated Materials Inc.		0.000%	3/1/14	155,000		99,975	C
Masco Corp.		7.125%	8/15/13	50,000		50,195

						509,695

Capital Markets	2.7%
Credit Suisse Nassau		6.790%	10/29/09	620,000	RUB	23,495	A,D
Credit Suisse Nassau		7.000%	10/27/11	210,000	RUB	7,488	A,D
Goldman Sachs Capital II		5.793%	12/29/49	60,000		26,359	C
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	100,000		10	C,E
Lehman Brothers Holdings Inc.		5.625%	1/24/13	1,000,000		125,000	E
Lehman Brothers Holdings Inc.		6.200%	9/26/14	320,000		40,000	E
Lehman Brothers Holdings Inc.		6.750%	12/28/17	2,350,000		2,937	E
Merrill Lynch and Co. Inc.		5.450%	2/5/13	3,490,000		3,143,865
Merrill Lynch and Co. Inc.		6.050%	5/16/16	1,980,000		1,615,563
Morgan Stanley		6.625%	4/1/18	2,160,000		1,429,469
The Bear Stearns Cos. Inc.		7.250%	2/1/18	3,560,000		3,426,055
The Goldman Sachs Group Inc.		6.150%	4/1/18	1,800,000		1,496,725

						11,336,966

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	1.6%
HSBC Bank PLC		7.000%	11/1/11	$294,268	$260,597
HSBC Bank USA		7.000%	11/1/11	265,317	238,600	A,F
HSBC Bank USA		7.000%	11/1/11	255,338	229,281	A,F
HSBK Europe BV		9.250%	10/16/13	1,220,000	927,200	A
Wachovia Corp.		5.625%	10/15/16	730,000	454,775
Wachovia Corp.		5.750%	2/1/18	6,120,000	4,591,151

					6,701,604

Communications Equipment	N.M.
EchoStar DBS Corp.		7.750%	5/31/15	245,000	207,638

Consumer Finance	3.6%
American Express Co.		6.800%	9/1/66	40,000	34,191	C
American General Finance Corp.		6.900%	12/15/17	1,000,000	463,692
Caterpillar Financial Services Corp.		5.450%	4/15/18	500,000	447,319
Ford Motor Credit Co.		7.375%	10/28/09	4,090,000	3,288,221
Ford Motor Credit Co.		5.700%	1/15/10	270,000	206,776
Ford Motor Credit Co.		9.750%	9/15/10	2,000,000	1,434,166
Ford Motor Credit Co.		9.875%	8/10/11	3,700,000	2,552,589
Ford Motor Credit Co.		12.000%	5/15/15	1,610,000	1,228,609
GMAC LLC		5.850%	1/14/09	1,320,000	1,128,166
GMAC LLC		6.875%	9/15/11	2,700,000	1,204,705
GMAC LLC		6.000%	12/15/11	1,600,000	711,422
GMAC LLC		6.625%	5/15/12	1,500,000	635,052
GMAC LLC		8.000%	11/1/31	2,930,000	1,105,422
John Deere Capital Corp.		5.350%	4/3/18	800,000	725,234

					15,165,564

Containers and Packaging	N.M.
Graphic Packaging International Corp.		9.500%	8/15/13	150,000	135,750

Diversified Financial Services	3.2%
Air 2 US		8.027%	10/1/19	824,838	659,871	A
BAC Capital Trust XIV		5.630%	12/31/49	40,000	20,699	C
Citigroup Inc.		5.500%	2/15/17	5,570,000	4,272,858
Citigroup Inc.		6.875%	3/5/38	1,380,000	1,128,793
East Lane Re Ltd.		8.801%	5/6/11	300,000	300,299	A,G
El Paso Performance-Linked		7.750%	7/15/11	340,000	344,295	A
General Electric Capital Corp.		5.625%	5/1/18	2,800,000	2,366,773
General Electric Capital Corp.		6.375%	11/15/67	60,000	48,550	C

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	$100,000	$78,500	A,C
Kaupthing Bank Hf		7.625%	2/28/15	3,130,000	2,929,680	A,H,R
Leucadia National Corp.		8.125%	9/15/15	250,000	243,125
PHH Corp.		7.125%	3/1/13	110,000	100,285
TNK-BP Finance SA		7.875%	3/13/18	370,000	259,000	A
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	330,000	318,450
ZFS Finance USA Trust II		6.450%	12/15/65	500,000	360,004	A,C

					13,431,182

Diversified Telecommunication Services	1.2%
AT&T Inc.		5.500%	2/1/18	2,930,000	2,609,224
Citizens Communications Co.		7.875%	1/15/27	490,000	367,500
Level 3 Financing Inc.		9.250%	11/1/14	500,000	377,500
Qwest Corp.		7.500%	10/1/14	190,000	164,350
Verizon Communications Inc.		6.100%	4/15/18	1,150,000	1,061,921
Windstream Corp.		8.625%	8/1/16	480,000	442,800

					5,023,295

Electric Utilities	1.4%
Energy Future Holdings Corp.		10.875%	11/1/17	20,000	18,050	A
Energy Future Holdings Corp.		11.250%	11/1/17	4,810,000	4,064,450	A,I
FirstEnergy Corp.		6.450%	11/15/11	1,870,000	1,878,920
FirstEnergy Corp.		7.375%	11/15/31	100,000	92,974

					6,054,394

Food and Staples Retailing	1.3%
CVS Corp.		9.350%	1/10/23	500,000	500,360	A
CVS Corp.		5.298%	1/11/27	32,650	29,480	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	44,028	40,661	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	118,064	105,968	A
Safeway Inc.		7.250%	2/1/31	1,360,000	1,382,488
The Kroger Co.		5.000%	4/15/13	1,620,000	1,546,598
The Kroger Co.		6.150%	1/15/20	1,100,000	1,008,473
Wal-Mart Stores Inc.		4.250%	4/15/13	1,060,000	1,040,392

					5,654,420

Food Products	0.1%
H.J. Heinz Co.		6.428%	12/1/08	100,000	100,175	A
Sara Lee Corp.		6.250%	9/15/11	150,000	151,255

					251,430

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Gas Utilities	0.1%
Suburban Propane Partners LP		6.875%	12/15/13	$600,000	$531,000

Health Care Equipment and Supplies	0.1%
Advanced Medical Optics Inc.		7.500%	5/1/17	250,000	217,500

Health Care Providers and Services	3.2%
AmerisourceBergen Corp.		5.875%	9/15/15	50,000	45,161
Cardinal Health Inc.		5.800%	10/15/16	60,000	56,050
DaVita Inc.		6.625%	3/15/13	500,000	475,000
HCA Inc.		9.125%	11/15/14	10,000	9,725
HCA Inc.		6.500%	2/15/16	893,000	707,703
HCA Inc.		9.250%	11/15/16	910,000	884,975
HCA Inc.		9.625%	11/15/16	599,000	569,050	I
Tenet Healthcare Corp.		6.375%	12/1/11	670,000	618,075
Tenet Healthcare Corp.		6.500%	6/1/12	380,000	351,500
Tenet Healthcare Corp.		9.875%	7/1/14	29,000	28,275
U.S. Oncology Holdings Inc.		8.334%	3/15/12	353,952	270,773	G,I
UnitedHealth Group Inc.		4.875%	2/15/13	6,360,000	6,078,843
UnitedHealth Group Inc.		4.875%	4/1/13	940,000	897,449
UnitedHealth Group Inc.		6.000%	2/15/18	1,210,000	1,094,579
WellPoint Inc.		5.875%	6/15/17	1,470,000	1,360,705

					13,447,863

Hotels, Restaurants and Leisure	0.5%
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	250,000	170,000
McDonald’s Corp.		5.350%	3/1/18	1,590,000	1,538,576
MGM MIRAGE		6.625%	7/15/15	140,000	97,300
River Rock Entertainment Authority		9.750%	11/1/11	220,000	202,400
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	50,000	49,597

					2,057,873

Household Durables	0.1%
Norcraft Cos.		9.000%	11/1/11	480,000	460,800

Independent Power Producers and Energy Traders	1.2%
Dynegy Holdings Inc.		7.750%	6/1/19	30,000	24,000
Edison Mission Energy		7.000%	5/15/17	190,000	171,000
Edison Mission Energy		7.200%	5/15/19	250,000	220,000
Edison Mission Energy		7.625%	5/15/27	90,000	72,900

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Independent Power Producers and Energy Traders—Continued
Mirant Mid Atlantic LLC		9.125%	6/30/17	$849,801	$920,046
NRG Energy Inc.		7.375%	2/1/16	250,000	225,000
The AES Corp.		7.750%	3/1/14	1,800,000	1,674,000
The AES Corp.		7.750%	10/15/15	300,000	272,250
The AES Corp.		8.000%	10/15/17	1,630,000	1,471,075

					5,050,271

Insurance	1.4%
Allstate Life Global Funding Trust		5.375%	4/30/13	440,000	424,751
American International Group Inc.		5.850%	1/16/18	4,420,000	2,218,606
ASIF Global Financing XIX		4.900%	1/17/13	1,400,000	1,149,475	A
MetLife Inc.		6.400%	12/15/36	50,000	31,172
Metropolitan Life Global Funding I		5.125%	4/10/13	1,130,000	1,097,768	A
Pacific Life Global Funding		5.150%	4/15/13	1,040,000	1,038,826	A
The Travelers Cos. Inc.		6.250%	3/15/37	120,000	92,296	C

					6,052,894

IT Services	0.1%
SunGard Data Systems Inc.		10.250%	8/15/15	250,000	216,875

Media	0.8%
Affinion Group Inc.		11.500%	10/15/15	430,000	399,900
Charter Communications Operating LLC		10.875%	9/15/14	160,000	155,200	A
Comcast Corp.		6.500%	1/15/17	70,000	65,790
Comcast Corp.		5.700%	5/15/18	2,350,000	2,051,190
Dex Media West LLC		8.500%	8/15/10	425,000	375,063
EchoStar DBS Corp.		7.125%	2/1/16	300,000	240,750
Gannett Co. Inc.		6.375%	4/1/12	40,000	38,815
Idearc Inc.		8.000%	11/15/16	250,000	68,125
News America Inc.		6.650%	11/15/37	50,000	41,936
Viacom Inc.		5.750%	4/30/11	100,000	97,149

					3,533,918

Metals and Mining	1.1%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	1,910,000	1,881,350
GTL Trade Finance Inc.		7.250%	10/20/17	2,550,000	2,444,914	A
Steel Dynamics Inc.		7.750%	4/15/16	410,000	364,900	A

					4,691,164

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Multi-Utilities	0.5%
Dominion Resources Inc.		5.700%	9/17/12	$2,170,000		$2,149,103

Multiline Retail	0.1%
The Neiman-Marcus Group Inc.		10.375%	10/15/15	470,000		393,625

Oil, Gas and Consumable Fuels	4.4%
Anadarko Petroleum Corp.		3.219%	9/15/09	170,000		167,998	G
Anadarko Petroleum Corp.		5.950%	9/15/16	540,000		496,322
Belden and Blake Corp.		8.750%	7/15/12	1,060,000		964,600
Chesapeake Energy Corp.		6.375%	6/15/15	400,000		357,000
Chesapeake Energy Corp.		6.500%	8/15/17	100,000		87,500
Chesapeake Energy Corp.		7.250%	12/15/18	45,000		41,400
Dynegy Roseton/Danskammer Pass Through Trust		7.670%	11/8/16	420,000		381,150
El Paso Corp.		7.000%	6/15/17	2,260,000		2,019,001
Energy Transfer Partners LP		6.700%	7/1/18	3,800,000		3,601,914
Exco Resources Inc.		7.250%	1/15/11	300,000		283,500
Gazprom		6.950%	8/6/09	5,470,000	RUB	210,764
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	1,290,000		1,109,400	A
Kinder Morgan Energy Partners LP		6.000%	2/1/17	1,000,000		906,477
Kinder Morgan Energy Partners LP		5.950%	2/15/18	4,570,000		4,070,686
Parker Drilling Co.		9.625%	10/1/13	180,000		174,600
Petrohawk Energy Corp.		9.125%	7/15/13	250,000		235,000
SandRidge Energy Inc.		8.625%	4/1/15	1,000,000		895,000	A,I
SemGroup LP		8.750%	11/15/15	335,000		33,500	A,E,H
VeraSun Energy Corp.		9.375%	6/1/17	250,000		98,750	S
Whiting Petroleum Corp.		7.250%	5/1/12	160,000		148,400
XTO Energy Inc.		5.500%	6/15/18	2,688,000		2,376,023

						18,658,985

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	250,000		12,500	E,H

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	60,000		56,264
iStar Financial Inc.		5.850%	3/15/17	770,000		377,300

						433,564

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	755,000		256,700

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Road and Rail	0.2%
Hertz Corp.		8.875%	1/1/14	$200,000	$172,500
Hertz Corp.		10.500%	1/1/16	530,000	442,550
Swift Transportation Co.		12.500%	5/15/17	120,000	39,600	A

					654,650

Textiles, Apparel and Luxury Goods	N.M.
Oxford Industries Inc.		8.875%	6/1/11	200,000	180,750

Thrifts and Mortgage Finance	0.4%
Residential Capital LLC		8.500%	5/15/10	306,000	168,300	A
Residential Capital LLC		9.625%	5/15/15	1,184,000	284,160	A
Washington Mutual Inc.		5.250%	9/15/17	1,250,000	825,000	E
Washington Mutual Inc.		7.250%	11/1/17	1,915,000	315,975	E

					1,593,435

Trading Companies and Distributors	N.M.
Ashtead Capital Inc.		9.000%	8/15/16	200,000	172,000	A

Transportation Infrastructure	0.1%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	480,000	434,400	I

Total Corporate Bonds and Notes (Cost—$159,494,371)					127,604,439
Asset-Backed Securities	6.1%

Fixed Rate Securities	0.6%
ABSC Manufactured Housing Contract 2004-CN1		8.400%	12/2/30	170,000	143,171	A
Bombardier Capital Mortgage Securitization Corp. 2000-A A3		7.830%	6/15/30	1,713,865	1,102,926
Centex Home Equity 2003-B AF4		3.735%	2/25/32	142,664	127,837
Lehman XS Trust 2007-1 WF1		7.000%	1/25/37	1,584,135	864,839
Oakwood Mortgage Investors Inc. 1999-D A1		7.840%	11/15/29	300,339	251,843
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	390,000	163,865	A

					2,654,481

Indexed SecuritiesG	5.4%
ACE Securities Corp. 2006-GP1 A		2.602%	2/25/31	619,347	513,620
Amortizing Residential Collateral Trust 2005-BC5 M1		3.507%	7/25/32	728,660	540,538

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Bear Stearns Asset-Backed Securities Trust 2006-SD2		3.407%	6/25/36	$762,504	$669,482
Carrington Mortgage Loan Trust 2006-NC4 A2		2.572%	10/25/36	1,450,000	1,324,986
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1		2.672%	11/25/45	201,336	156,477	A
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		2.872%	11/25/46	539,912	364,811	A
Countrywide Home Equity Loan Trust 2006-B 2A		2.658%	5/15/36	474,695	301,512
Fremont Home Loan Trust 2006-B 2A2		2.572%	8/25/36	2,573,983	2,398,147
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1		3.277%	12/25/36	2,377,712	1,497,803
GSAA Home Equity Trust 2007-6 A4		2.772%	5/25/47	2,090,000	798,929
GSAMP Trust 2006-SEA1 A		2.772%	5/25/36	434,958	317,531	A
GSRPM Mortgage Loan Trust 2006-2 A2		3.507%	9/25/36	611,341	421,846	A
HSI Asset Securitization Corp. Trust 2007-NC1 A3		3.387%	4/25/37	2,740,000	1,467,105
IndyMac Seconds Asset Backed Trust A-A		2.523%	6/25/36	1,369,491	384,968
IXIS Real Estate Capital Trust 2005-HE4 A3		2.733%	2/25/36	1,300,000	1,209,475
Lehman XS Trust 2006-16N A4B		2.633%	11/25/46	769,305	312,138
Lehman XS Trust 2006-2N 1A1		2.732%	2/25/46	486,162	295,670
Lehman XS Trust 2006-GP3 2A2		2.692%	6/25/46	788,417	547,334
Lehman XS Trust 2007-2N 3A1		3.297%	2/25/37	2,800,191	2,549,282
MASTR Asset Backed Securities Trust 2006-FRE1 A2		2.513%	12/25/35	470,707	466,519
MASTR Second Lien Trust 2005-1 A		2.663%	9/25/35	428,969	347,468
MASTR Specialized Loan Trust 2006-3 A		2.732%	6/25/46	509,806	405,102	A
MASTR Specialized Loan Trust 2007-1 A		2.842%	1/25/37	409,515	287,004	A
Morgan Stanley Home Equity Loans 2007-1 A3		2.612%	12/25/36	2,720,000	1,596,483
Morgan Stanley Mortgage Loan Trust 2006-12XS		3.327%	10/25/36	401,967	385,428
Nelnet Student Loan Trust 2008-4 A4		4.280%	4/25/24	860,000	817,538
Option One Mortgage Loan Trust 2005-1 A4		3.607%	2/25/35	803,209	717,087
RAAC 2006-RP4 A		3.497%	1/25/46	748,576	522,713	A
Structured Asset Securities Corp. 2007-BC4 A3		2.722%	11/25/37	1,286,029	1,141,452

					22,758,448

Stripped Securities	0.1%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5		0.000%	4/25/36	1,050,000	588,791	J2

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Variable Rate SecuritiesF	N.M.
GSAMP Trust 2006-S3 A1		6.085%	5/25/36	$365,096	$60,031	C

Total Asset-Backed Securities (Cost—$33,861,015)					26,061,751
Mortgage-Backed Securities	12.7%

Fixed Rate Securities	0.3%
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	512,786	497,695
BlackRock Capital Finance LP 1997-R1		7.750%	3/25/37	213,924	41,719	A
IndyMac Manufactured Housing Contract A2-2		6.170%	12/25/11	601,929	566,688

					1,106,102

Indexed SecuritiesG	8.4%
American Home Mortgage Assets 2006-6 A1A		2.662%	12/25/46	328,272	199,277
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	888,246	591,331
Banc of America Mortgage Securities 2003-F 1A1		5.137%	7/25/33	33,720	33,770
Banc of America Mortgage Securities 2004-A 1A1		6.740%	2/25/34	73,960	72,022
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1		5.731%	2/25/36	3,118,668	2,374,157
Bear Stearns Alt-A Trust 2004-10 1A1		2.812%	9/25/34	227,910	179,254
Bear Stearns Alt-A Trust 2004-11 1A2		3.312%	11/25/34	155,715	100,808
Bear Stearns Alt-A Trust 2005-2 1A1		3.457%	3/25/35	68,612	42,210
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		2.632%	12/25/46	1,169,335	718,631
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1		2.732%	11/25/35	627,295	404,550
Countrywide Alternative Loan Trust 2005-24 4A1		3.418%	7/20/35	778,506	516,918
Countrywide Alternative Loan Trust 2005-51 2A1		3.488%	11/20/35	483,572	308,770
Countrywide Alternative Loan Trust 2005-59 1A1		3.537%	11/20/35	664,458	423,851
Countrywide Alternative Loan Trust 2005-76 3A1		2.732%	1/25/46	501,619	322,273
Countrywide Alternative Loan Trust 2005-J12		2.742%	8/25/35	345,273	189,162
Countrywide Alternative Loan Trust 2006-OA10 4A3		3.477%	8/25/46	2,229,820	615,465

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2006-OA8 1A2		3.437%	7/25/46	$728,022	$304,611
Countrywide Alternative Loan Trust 2006-OA9 1A1		3.388%	7/20/46	1,294,621	785,137
Countrywide Home Loans 2001-HYB1 1A1		5.380%	6/19/31	32,099	32,066
Countrywide Home Loans 2003-60 1A1		4.721%	2/25/34	712,395	684,844
Countrywide Home Loans 2003-HYB1 1A1		6.790%	5/19/33	45,016	44,972
Countrywide Home Loans 2006-3 1A2		2.802%	3/25/36	571,241	239,710
Deutsche Mortgage Securities Inc. 2004-4 7AR2		2.922%	6/25/34	452,533	419,605
First Horizon Alternative Mortgage Securities 2005-AA12 1A1		5.912%	2/25/36	577,919	453,273
Greenpoint Mortgage Funding Trust 2006-AR2 1A2		3.457%	4/25/36	3,997,510	2,349,122
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		3.437%	4/25/36	812,195	514,714
GSR Mortgage Loan Trust 2006-0A1 2A2		2.732%	8/25/46	709,035	212,238
Harborview Mortgage Loan Trust 2006-13 A		3.210%	11/19/46	620,100	395,207
Harborview Mortgage Loan Trust 2006-14 2A1A		3.180%	1/25/47	1,295,345	787,365
Harborview Mortgage Loan Trust 2007-7 2A1A		3.472%	11/25/47	1,640,911	1,000,956
Impac CMB Trust 2004-5 1A1		2.753%	10/25/34	305,084	226,618
Impac CMB Trust 2004-6 1A2		3.173%	10/25/34	427,971	314,905
Impac CMB Trust 2005-7 A1		2.653%	11/25/35	577,091	334,414
Impac Secured Assets Corp. 2004-3 1A4		2.872%	11/25/34	21,771	17,088
Impac Secured Assets Corp. 2005-2		2.713%	3/25/36	457,333	337,397
Lehman XS Trust 2006-GP2 1A1A		2.542%	6/25/46	328,663	308,084
Merit Securities Corp. 11PA B2		3.970%	9/28/32	45,771	31,725	A
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3		5.030%	5/25/34	1,363,103	1,202,554
Residential Accredit Loans Inc. 2007-Q01 A1		2.543%	2/25/47	3,498,523	2,167,229
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1		3.477%	6/25/34	24,466	19,762
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		2.713%	10/25/35	1,808,223	1,123,912
Structured Asset Mortgage Investments Inc. 2003-AR2 A1		2.868%	12/19/33	122,842	105,888
Structured Asset Mortgage Investments Inc. 2006-AR6		2.583%	7/25/46	2,155,293	1,364,927

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Structured Asset Mortgage Investments Inc. 2007-AR4 A1		2.593%	9/25/47	$1,820,458	$1,620,961
Structured Asset Securities Corp. 2002-08A 7A1		5.742%	5/25/32	109,114	105,132
Structured Asset Securities Corp. 2002-11A 1A1		5.890%	6/25/32	28,079	27,666
Structured Asset Securities Corp. 2002-16A 1A1		6.222%	8/25/32	250,605	250,402
Structured Asset Securities Corp. 2002-18A 1A1		6.423%	9/25/32	23,450	23,413
Structured Asset Securities Corp. 2004-NP1 A		2.872%	9/25/33	279,181	253,444	A
Thornburg Mortgage Securities Trust 2004-1 I2A		2.843%	3/25/44	40,589	39,833
Thornburg Mortgage Securities Trust 2006-1		2.563%	1/25/46	703,235	698,381
WaMu Mortgage Pass-Through Certificates 2006-AR11 3A1A		3.775%	9/25/46	2,927,657	1,612,956
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A		3.795%	4/25/46	4,863,377	2,918,429
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A		3.825%	5/25/46	3,924,306	2,276,098
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		4.049%	6/25/46	2,099,224	1,301,847
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A		3.815%	8/25/46	2,841,281	1,754,047

					35,753,381

Variable Rate SecuritiesF	4.0%
Adjustable Rate Mortgage Trust 2004-1 4A1		5.549%	1/25/35	4,845,716	4,021,944
Banc of America Funding Corp. 2006-D 6A1		5.992%	5/20/36	1,427,445	946,312
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1		6.477%	2/25/35	164,574	129,964
Bear Stearns Alt-A Trust 2003-5 2A1		5.000%	12/25/33	758,631	696,821
Bear Stearns Alt-A Trust 2005 -10 21A1		5.729%	1/25/36	532,789	357,588
BlackRock Capital Finance LP 1996-R1		9.584%	9/25/26	415,038	141,642
MASTR Adjustable Rate Mortgages Trust 2003-3 3A4		4.521%	9/25/33	2,330,981	2,126,589
Morgan Stanley Mortgage Loan Trust 2004-6AR		4.895%	8/25/34	127,662	102,859
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3		5.807%	3/25/36	684,684	438,880

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Nomura Asset Acceptance Corp. 2006-AF2 4A		6.539%	8/25/36	$750,669	$474,247
Sequoia Mortgage Trust 2007-4 4A1		6.035%	7/20/47	1,585,208	1,341,910
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1		4.566%	11/25/34	68,322	58,036
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2		4.590%	4/25/34	1,158,327	1,034,236
Structured Adjustable Rate Mortgage Loan Trust 2005-20 4A1		5.941%	10/25/35	2,362,251	1,787,033
Thornburg Mortgage Securities Trust 2007-4 2A1		6.217%	9/25/37	1,655,735	1,415,300
Thornburg Mortgage Securities Trust 2007-4 3A1		6.216%	9/25/37	1,582,200	1,326,761
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1		4.306%	5/25/35	714,930	667,197

					17,067,319

Total Mortgage-Backed Securities (Cost—$74,564,145)					53,926,802
Loan Participations and AssignmentsG	11.0%

Aerospace and Defense	0.3%
Dubai Aerospace Enterprise, Term Loan, Tranche B2		6.550%	10/31/08	284,588	263,955
TransDigm Inc., Term Loan, Tranche B		5.210%	12/23/08	1,000,000	917,500

					1,181,455

Airlines	0.2%
Delta Air Lines Inc., Term Loan		5.719%	10/30/08	990,000	782,100

Auto Components	0.2%
Allison Transmission Inc., Term Loan, Tranche B		5.220% to 5.570%	12/10/08	976,371	803,065

Automobiles	0.2%
Chrysler Financial Services NA LLC, First Lien Term Loan		6.820%	12/15/08	990,000	665,033

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Commercial Services and Supplies	0.5%
Aramark Corp., Letter of Credit		5.025%	10/6/08	$131,683	$113,613
Aramark Corp., Term Loan, Tranche B		5.637%	12/31/08	2,072,776	1,788,346

					1,901,959

Computers and Peripherals	0.4%
CCG, Term Loan, Tranche B		4.810% to 5.704%	11/28/08	885,000	805,350
SunGard Data Systems Inc., Term Loan, Tranche B		4.553%	11/10/08	980,025	849,559

					1,654,909

Containers and Packaging	0.4%
Amscan Holdings Inc., Term Loan, Tranche B		5.045% to 5.461%	12/29/08	987,500	866,531
Graham Packaging Co. LP, Term Loan, Tranche B		4.750% to 6.063%	12/31/08	987,500	878,875

					1,745,406

Distributors	0.1%
Keystone Automotive Industries Inc., Term Loan, Tranche B		5.987% to 6.929%	10/27/08	950,903	599,069

Diversified Consumer Services	0.2%
Thomson Medical Education, Term Loan, Tranche B		6.200%	10/31/08	992,500	808,888

Electric Utilities	0.2%
TXU, Term Loan, Tranche B2		5.989% to 7.262%	12/31/08	1,240,625	1,046,777

Energy Equipment and Services	0.2%
Brand Energy, Term Loan, Tranche B		6.063% to 7.063%	12/31/08	990,600	917,543

Health Care Providers and Services	1.3%
Community Health Systems Inc., Term Loan, Tranche B		5.060% to 5.973%	11/28/08	2,267,560	1,984,115
Community Health, Delayed Draw Term Loan		1.000%	12/31/08	116,009	101,508
Davita Inc., Term Loan, Tranche B1		3.970% to 5.270%	1/2/09	1,000,000	898,500

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Health Care Providers and Services—Continued
HCA Inc., Term Loan, Tranche B		6.012%	12/31/08	$985,000	$862,080
IASIS Healthcare Corp., Delayed Draw Term Loan		5.704%	10/31/08	238,891	211,817
IASIS Healthcare Corp., Letter of Credit		5.704%	10/6/08	63,704	56,484
IASIS Healthcare Corp., Term Loan		5.704%	10/31/08	690,414	612,167
Sheridan Healthcare Inc., Term Loan, Tranche B		5.291% to 6.262%	12/31/08	990,000	871,200

					5,597,871

Hotels, Restaurants and Leisure	0.7%
Harrah’s Entertainment Inc., Term Loan B		5.800% to 6.762%	12/31/08	997,500	801,491
Las Vegas Sands LLC, Delayed Term Loan		5.520%	12/31/08	200,000	149,900
Las Vegas Sands LLC, Term Loan, Tranche B		5.520%	12/31/08	792,000	593,604
Quiznos LLC, First Lien Term Loan		5.813%	12/31/08	984,925	760,362
Wimar Opco LLC, Term Loan, Tranche B		8.250%	12/31/08	947,645	632,553

					2,937,910

Independent Power Producers and Energy Traders	0.3%
NRG Energy Inc., Term Loan		5.262%	12/31/08	1,271,287	1,113,789

IT Services	0.7%
First Data Corp., Term Loan B2		5.926% to 6.512%	12/31/08	3,344,725	2,851,378

Machinery	0.4%
Nacco Materials Handling Group, Term Loan		4.804% to 6.000%	11/17/08	984,925	787,940
Oshkosh Truck Corp., Term Loan, Tranche B		3.990% to 5.210%	12/8/08	932,500	799,619

					1,587,559

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Media	2.1%
Cedar Fair LP, Term Loan, Tranche B		5.704%	10/31/08	$980,000	$846,475
Charter Communications Operating LLC, Term Loan		4.800%	10/30/08	995,000	787,709
Citadel Communication Group, Term Loan, Tranche B		4.095% to 5.395%	12/31/08	1,000,000	730,000
CSC Holdings Inc., Incremental Term Loan		4.569%	12/31/08	979,950	858,506
Idearc Inc., Term Loan, Tranche B		5.710% to 5.770%	12/31/08	985,000	570,315
Insight Midwest Holdings LLC, Term Loan, Tranche B		4.490%	10/2/08	675,000	614,587
Lodgenet Entertainment Corp., Term Loan, Tranche B		5.770%	12/31/08	982,000	838,382
Nielsen Finance LLC, Term Loan, Tranche B		4.803%	11/10/08	982,506	845,446
Tribune Co., Tranche B		5.786%	10/21/08	987,500	515,969
Univision Communications, Term Loan, Tranche B		5.049% to 6.250%	10/31/08	1,000,000	640,000
UPC Broadband Holding, Term Loan, Tranche N1		4.236%	10/1/08	2,000,000	1,776,000

					9,023,389

Metals and Mining	0.2%
Noranda Aluminum Acquisition Corp., Term Loan		4.559%	11/19/08	925,765	805,415

Multiline Retail	0.4%
Dollar General Corp., Term Loan, Tranche B		5.459% to 6.454%	10/31/08	1,000,000	875,714
Neiman Marcus Group Inc., Term Loan		4.565%	12/8/08	1,000,000	860,833

					1,736,547

Oil, Gas and Consumable Fuels	0.4%
Alpha Natural Resources, Term Loan B		5.563%	12/31/08	941,919	885,404
Ashmore Energy, Term Loan		5.801%	10/1/08	95,952	87,316
Ashmore Energy, Term Loan		6.762%	12/30/08	874,714	795,990

					1,768,710

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Paper and Forest Products	0.2%
Georgia-Pacific Corp., First Lien Term Loan		4.219% to 4.567%	12/31/08	$942,354	$829,762

Personal Products	0.4%
Bausch and Lomb Inc., Term Loan, Tranche B		7.012%	12/31/08	1,595,197	1,472,234
Bausch and Lomb Inc., Term Loan, Tranche B		7.012%	12/31/08	396,795	366,209

					1,838,443

Road and Rail	0.1%
Swift Transportation, Term Loan		6.063%	11/3/08	883,721	568,233

Semiconductors and Semiconductor Equipment	0.4%
Freescale Semiconductor, Term Loan, Tranche B		4.236%	10/1/08	982,500	790,913
Sensata Technologies, Term Loan, Tranche B		4.543%	10/29/08	980,000	815,237

					1,606,150

Specialty Retail	0.2%
Michaels Stores Inc., Term Loan B		4.750% to 6.000%	10/31/08	987,437	721,182

Wireless Telecommunication Services	0.3%
ALLTEL Corp., Term Loan B2		5.316%	12/17/08	1,491,234	1,433,216

Total Loan Participations and Assignments (Cost—$54,924,957)					46,525,758
U.S. Government and Agency Obligations	2.4%

Fixed Rate Securities	0.2%
Fannie Mae		5.250%	8/1/12	620,000	627,167	S

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected SecuritiesK	2.2%
United States Treasury Inflation-Protected Security		2.500%	7/15/16	$2,123,550	$2,173,487
United States Treasury Inflation-Protected Security		2.375%	1/15/17	4,558,499	4,596,964
United States Treasury Inflation-Protected Security		2.000%	1/15/26	110,806	101,171
United States Treasury Inflation-Protected Security		2.375%	1/15/27	2,715,470	2,626,155

					9,497,777

Total U.S. Government and Agency Obligations (Cost—$9,864,754)					10,124,944
U.S. Government Agency Mortgage-Backed Securities	44.6%

Fixed Rate Securities	32.2%
Fannie Mae		5.500%	6/1/33 to 8/1/38	14,497,167	14,499,582	S
Fannie Mae		5.000%	4/1/35 to 7/1/38	16,578,649	16,184,886	S
Fannie Mae		5.000%	12/1/38	15,700,000	15,297,688	L,S
Fannie Mae		5.500%	12/1/38	31,200,000	31,112,266	L,S
Fannie Mae		6.000%	12/1/38	18,600,000	18,838,303	L,S
Freddie Mac		5.500%	12/1/37	28,099,522	27,974,143	S
Freddie Mac		6.000%	12/1/37	2,531,690	2,565,230	S
Freddie Mac		5.500%	12/1/38	1,300,000	1,293,094	L,S
Freddie Mac		6.000%	12/1/38	8,800,000	8,907,254	L,S

					136,672,446

Indexed SecuritiesG	12.4%
Fannie Mae		5.874%	6/1/36	1,492,596	1,523,402	S
Fannie Mae		6.419%	1/1/37	4,017,941	4,075,318	S
Fannie Mae		6.213%	4/1/37	3,431,610	3,455,701	S
Fannie Mae		5.855%	8/1/37	16,085,176	16,103,254	S
Freddie Mac		5.981%	6/1/36	1,697,124	1,729,375	S
Freddie Mac		6.479%	9/1/36	533,667	551,251	S
Freddie Mac		6.145%	12/1/36	4,426,402	4,553,599	S
Freddie Mac		5.880%	2/1/37	984,963	1,004,532	S
Freddie Mac		5.885%	5/1/37	2,916,348	2,968,855	S
Freddie Mac		5.939%	5/1/37	426,095	435,675	S
Freddie Mac		6.027%	5/1/37	7,653,440	7,834,612	S

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Freddie Mac		5.953%	8/1/37	$1,818,944	$1,870,333	S
Freddie Mac		6.209%	9/1/37	6,308,824	6,441,319	S

					52,547,226

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$190,097,897)					189,219,672
Yankee BondsM	4.3%

Commercial Banks	2.1%
Glitnir Banki Hf		6.375%	9/25/12	680,000	515,197	A,R
Glitnir Banki Hf		6.693%	6/15/16	1,810,000	958,196	A,C,R
Glitnir Banki Hf		7.451%	9/14/49	100,000	51,445	A,C,R
HBOS Capital Funding LP		6.071%	6/30/49	230,000	148,714	A,C
HSBK Europe BV		7.250%	5/3/17	1,480,000	888,000	A
ICICI Bank Ltd.		6.375%	4/30/22	1,422,000	981,507	A,C
ICICI Bank Ltd.		6.375%	4/30/22	590,000	447,969	A,C
Kaupthing Bank Hf		7.125%	5/19/16	240,000	146,133	A,R
Landsbanki Islands Hf		6.100%	8/25/11	2,190,000	1,856,200	A,R
Natixis		10.000%	4/29/49	1,300,000	1,254,500	A,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	300,000	125,792	A,C
TuranAlem Finance BV		8.250%	1/22/37	1,330,000	744,800	A
TuranAlem Finance BV		8.250%	1/22/37	1,390,000	778,400	A

					8,896,853

Diversified Financial Services	0.3%
TNK-BP Finance SA		7.500%	7/18/16	550,000	385,000	A
TNK-BP Finance SA		7.500%	7/18/16	781,000	546,700	A
TNK-BP Finance SA		6.625%	3/20/17	200,000	130,000	A
TNK-BP Finance SA		6.625%	3/20/17	342,000	222,300	A

					1,284,000

Diversified Telecommunication Services	0.3%
NTL Cable PLC		9.125%	8/15/16	340,000	284,750
VIP Finance Ireland Ltd		8.375%	4/30/13	940,000	747,364	A
Wind Acquisition Finance SA		10.750%	12/1/15	300,000	294,000	A

					1,326,114

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	$250,000		$237,500

Food and Staples Retailing	0.7%
Delhaize Group		6.500%	6/15/17	3,014,000		2,854,731

Metals and Mining	0.7%
Evraz Group SA		8.875%	4/24/13	1,170,000		889,200	A
Novelis Inc.		7.250%	2/15/15	440,000		382,800
Vale Overseas Ltd.		6.875%	11/21/36	1,356,000		1,206,985
Vedanta Resources PLC		8.750%	1/15/14	630,000		561,834	A

						3,040,819

Oil, Gas and Consumable Fuels	N.M.
Teekay Shipping Corp.		8.875%	7/15/11	140,000		141,400

Paper and Forest Products	0.1%
Abitibi-Consolidated Co. of Canada		15.500%	7/15/10	137,000		96,585	A
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	500,000		497,500	A

						594,085

Total Yankee Bonds (Cost—$24,016,223)						18,375,502
Foreign Government Obligations	2.7%
Brazil Notas do Tesouro Nacional Series B		6.000%	5/15/17	616,000	BRL	486,059
Brazil Notas do Tesouro Nacional Series F		10.000%	1/1/12	713,000	BRL	340,894
Commonwealth of Australia		4.000%	8/20/20	1,730,000	AUD	2,266,924	N
Federative Republic of Brazil		10.000%	1/1/10	1	BRL	485
Federative Republic of Brazil		10.000%	7/1/10	4,452	BRL	2,169,678
Federative Republic of Brazil		6.000%	5/15/15	591	BRL	466,270	N
Government of Indonesia		10.250%	7/15/27	10,665,000,000	IDR	882,857
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	15,000,000	SEK	3,260,142	N
Thailand Government Bond		4.250%	3/13/13	22,000,000	THB	651,446
United Kingdom Treasury Gilt		1.250%	11/22/55	388,636	GBP	874,303	N

Total Foreign Government Obligations (Cost—$11,575,443)						11,399,058

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Preferred Stocks	N.M.
Fannie Mae		7.000%		1,900	shs	$5,320	G,S

Total Preferred Stocks (Cost—$101,080)						5,320

Total Long-Term Securities (Cost—$558,499,885)						483,243,246
Short-Term Securities	2.5%

U.S. Government and Agency Obligations	0.7%
Fannie Mae		0.000%	12/15/08	$2,838,000		2,823,219	O,P,S
Fannie Mae		0.000%	12/22/08	225,000		223,719	O,P,S

						3,046,938

Foreign Government Obligations	1.7%
Bank Negara Islamic Notes		0.000%	10/7/08	240,000	MYR	69,678	O
Bank Negara Islamic Notes		0.000%	10/28/08	112,000	MYR	32,451	O
Bank Negara Islamic Notes		0.000%	11/27/08	128,000	MYR	36,988	O
Bank Negara Islamic Notes		0.000%	11/27/08	20,000	MYR	5,780	O
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	560,000	MYR	162,581	O
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	759,000	MYR	220,353	O
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	737,000	MYR	213,968	O
Bank Negara Malaysia Monetary Notes		0.000%	10/21/08	83,000	MYR	24,067	O
Bank Negara Malaysia Monetary Notes		0.000%	10/21/08	167,000	MYR	48,420	O
Bank Negara Malaysia Monetary Notes		0.000%	10/21/08	1,106,000	MYR	319,303	O
Bank Negara Malaysia Monetary Notes		0.000%	11/13/08	1,081,000	MYR	312,748	O
Bank Negara Malaysia Monetary Notes		0.000%	11/25/08	821,000	MYR	237,250	O
Bank Negara Malaysia Monetary Notes		0.000%	12/30/08	183,000	MYR	52,719	O
Bank Negara Malaysia Monetary Notes		0.000%	2/17/09	600,000	MYR	171,625	O
Egypt Treasury Bills		0.000%	10/28/08	4,175,000	EGP	760,299	O
Egypt Treasury Bills		0.000%	11/11/08	10,350,000	EGP	1,881,142	O
Egypt Treasury Bills		0.000%	11/11/08	925,000	EGP	168,121	O
Egypt Treasury Bills		0.000%	3/3/09	900,000	EGP	155,830	O
Egypt Treasury Bills		0.000%	3/17/09	2,300,000	EGP	396,168	O
Egypt Treasury Bills		0.000%	3/24/09	12,775,000	EGP	2,195,078	O

						7,464,569

Options PurchasedQ	0.1%
Barclays Swaption Put, December 2008, Strike Price $1.60				3,200,000	T	54,400
Barclays Swaption Put, January 2009, Strike Price $4.93				8,050,000	T	119,577
Barclays Swaption Put, November 2008, Strike Price $1.50				1,900,000	T	30,020

Semi-Annual Report to Shareholders

		PAR/ SHARES†		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
Barclays Swaption Put, November 2008, Strike Price $1.50		1,600,000	T	$25,280
Barclays Swaption Put, October 2008, Strike Price $1.40		900,000	T	13,680
Barclays Swaption Put, October 2008, Strike Price $1.50		3,200,000	T	40,000
Eurodollar Futures Put, November 2008, Strike Price $96.38		105	T	28,875
U.S. Treasury Note Futures Call, December 2008, Strike Price $116.50		3	T	3,703
UBS Warburg LLC Swaption Call, March 2009, Strike Price $3.62		3,600,000	T	24,615

				340,150

Total Short-Term Securities (Cost—$10,982,735)				10,851,657
Total Investments (Cost—$569,482,620)U	116.4%			494,094,903
Other Assets Less Liabilities	(16.4)%			(69,765,108)

Net Assets	100.0%			$424,329,795

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedQ
Eurodollar Futures	December 2008	249	$(278,258)
Eurodollar Futures	March 2009	620	(184,225)
German Federal Republic Bond Futures	December 2008	46	(6,148)
German Federal Republic Bond Futures	December 2008	77	105,627
LIBOR Futures	March 2009	86	224,974
U.S. Treasury Note Futures	December 2008	445	90,630
U.S. Treasury Note Futures	December 2008	7	8,856

			$(38,544)

Futures Contracts WrittenQ
U.S. Treasury Bond Futures	December 2008	30	$(345)
U.S. Treasury Note Futures	December 2008	762	1,324,588

			$1,324,243

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenQ
Barclays Swaption Call, Strike Price $1.60	October 2008	6,000,000	$12,000
Barclays Swaption Call, Strike Price $1.60	November 2008	2,200,000	330
Barclays Swaption Call, Strike Price $4.95	October 2013	4,770,000	—
Barclays Swaption Put, Strike Price $1.60	October 2008	6,000,000	(38,700)
Barclays Swaption Put, Strike Price $1.60	November 2008	2,200,000	(16,060)
Barclays Swaption Put, Strike Price $1.65	October 2008	1,800,000	(8,460)
Barclays Swaption Put, Strike Price $1.73	October 2008	3,700,000	(28,490)
Barclays Swaption Put, Strike Price $1.75	November 2008	3,200,000	(24,000)
Barclays Swaption Put, Strike Price $2.10	December 2008	6,400,000	(31,360)
Barclays Swaption Put, Strike Price $4.00	January 2009	32,200,000	99,273
Barclays Swaption Put, Strike Price $4.95	October 2013	4,770,000	—
Credit Suisse First Boston Swaption Call, Strike Price $0.91	November 2008	490,000	1,265
Credit Suisse First Boston Swaption Call, Strike Price $0.91	November 2008	245,000	447
Credit Suisse First Boston Swaption Put, Strike Price $0.91	November 2008	490,000	(957)
Credit Suisse First Boston Swaption Put, Strike Price $0.91	November 2008	245,000	(516)
Eurodollar Futures Call, Strike Price $97.50	March 2009	286	6,370
Eurodollar Futures Call, Strike Price $97.63	March 2009	254	40,005
Eurodollar Futures Put, Strike Price $96.75	March 2009	244	(50,020)
JP Morgan Swaption Call, Strike Price $0.91	November 2008	245,000	1,563
JP Morgan Swaption Call, Strike Price $0.91	November 2008	490,000	4,840
JP Morgan Swaption Put, Strike Price $0.91	November 2008	245,000	(1,532)
JP Morgan Swaption Put, Strike Price $0.91	November 2008	490,000	(4,205)
U.S. Treasury Note Futures Call, Strike Price $114.00	October 2008	290	(39,966)
U.S. Treasury Note Futures Call, Strike Price $117.50	November 2008	100	(14,562)
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2008	49	30,036
U.S. Treasury Note Futures Put, Strike Price $110.00	October 2008	290	16,675
U.S. Treasury Note Futures Put, Strike Price $114.00	November 2008	52	(5,854)
UBS Warburg LLC Swaption Call, Strike Price $4.16	December 2008	7,200,000	21,196

			$(30,682)

N.M. Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.78% of net assets.

B	Convertible Security – Security may be converted into the issuer’s common stock.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

Semi-Annual Report to Shareholders

D	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Bond is in default as of September 30, 2008.
F	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
G

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

H	Illiquid security valued at fair value under the procedures approved by the Board of Directors. At September 30, 2008, the market value for these securities was $2,975,680.
I	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
J

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

K

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
N

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

O	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
P	All or a portion of this security is collateral to cover futures and options contracts written.
Q	Options and futures are described in more detail in the notes to financial statements.
R	Bond is in default subsequent to September 30, 2008.
S	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
T	Par represents actual number of contracts.
U

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,937,203
Gross unrealized depreciation	(77,324,920)

Net unrealized depreciation	$(75,387,717)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD—Australian Dollar

BRL—Brazilian Real

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MYR—Malaysian Ringgit

RUB—Russian Ruble

SEK—Swedish Krona

THB—Thailand Baht

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Absolute Return Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$558,499,885)		$483,243,246
Short-term securities at value (Cost—$10,982,735)		10,851,657
Cash		4,472,369
Foreign currency at value (Cost—$1,305,373)		1,246,224
Receivable for securities sold		53,818,742
Interest receivable		6,122,295
Restricted cash pledged for swaps		2,800,000
Unrealized appreciation of forward foreign currency contracts		2,450,499
Deposits with brokers for open futures contracts		981,154
Futures variation margin receivable		793,865
Receivable for fund shares sold		79,884

Total assets		566,859,935

Liabilities:
Payable for securities purchased	$129,772,129
Payable for fund shares repurchased	5,832,286
Swap contracts at value	3,315,864
Options written (Proceeds—$1,965,185)	1,995,867
Amount payable for open swaps	891,479
Accrued management fee	292,084
Income distribution payable	172,180
Unrealized depreciation of forward foreign currency contracts	130,466
Accrued distribution fees	164
Accrued expenses	127,621

Total liabilities		142,530,140

Net Assets		$424,329,795

Net assets consist of:
Accumulated paid-in-capital		$499,611,468
Undistributed net investment income		2,004,334
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(2,149,619)
Net unrealized depreciation on investments, options, futures, swaps and foreign currency translations		(75,136,388)

Net Assets		$424,329,795

Net Asset Value Per Share:
Institutional Class (25,432,331 shares outstanding)		$8.73
Institutional Select Class (23,030,216 shares outstanding)		$8.74
Financial Intermediary Class (114,723 shares outstanding)		$8.74

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Absolute Return Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$16,208,720
Dividends	3,325

Total income		$16,212,045
Expenses:
Management fees	1,960,451
Distribution fees:
Financial Intermediary Class	622
Audit and legal fees	77,971
Custodian fees	70,099
Directors’ fees and expenses	9,295
Registration fees	20,000
Reports to shareholders:
Institutional Class	5,651
Institutional Select Class	590
Financial Intermediary Class	13
Transfer agent and shareholder servicing expense:
Institutional Class	9,282
Institutional Select Class	150
Financial Intermediary Class	647
Other expenses	20,743

	2,175,514
Less: Fees waived	(84,126)
Compensating balance credits	(76)

Net expenses		2,091,312

Net Investment Income		14,120,733
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	1,408,392
Options	1,463,143
Futures	(3,939,035)
Swaps	210,863
Foreign currency transactions	(1,475,862)

		(2,332,499)
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps and foreign currency translations	(45,095,675)
Assets and liabilities denominated in foreign currency	6,363

		(45,089,312)

Net Realized and Unrealized Loss on Investments		(47,421,811)

Change in Net Assets Resulting From Operations		$(33,301,078)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Absolute Return Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$14,120,733	$23,988,721

Net realized gain/(loss)	(2,332,499)	15,106,897

Change in unrealized appreciation/(depreciation)	(45,089,312)	(31,265,829)

Change in net assets resulting from operations	(33,301,078)	7,829,789

Distributions to shareholders from:
Net investment income:
Institutional Class	(11,949,683)	(23,789,518)
Institutional Select Class	(1,736,642)	N/A
Financial Intermediary Class	(12,430)	(4,728)

Net realized gain on investments:
Institutional Class	(12,841,702)	(2,180,665)
Financial Intermediary Class	(9,321)	(163)

Change in net assets from fund share transactions:
Institutional Class	(287,821,743)	207,117,247
Institutional Select Class	210,709,868	N/A
Financial Intermediary Class	667,943	396,921

Change in net assets	(136,294,788)	189,368,883

Net Assets:
Beginning of period	560,624,583	371,255,700

End of period	$424,329,795	$560,624,583

Undistributed net investment income	$2,004,334	$1,582,356

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008	2007A
	(Unaudited)
Net asset value, beginning of period	$9.82		$10.23	$10.00

Investment operations:
Net investment incomeB	.26		.49	.36
Net realized and unrealized gain/(loss)	(.86)		(.36)	.29

Total from investment operations	(.60)		.13	.65

Distributions from:
Net investment income	(.25)		(.49)	(.35)
Net realized gain on investments	(.24)		(.05)	(.07)

Total distributions	(.49)		(.54)	(.42)

Net asset value, end of period	$8.73		$9.82	$10.23

Total return	(6.44	)%C	1.31%	6.63	%C

Ratios to Average Net Assets:D
Total expenses	.83	%E	.84%	1.09	%E
Expenses net of waivers, if any	.80	%E	.84%	.93	%E
Expenses net of all reductions	.80	%E	.83%	.89	%E
Net investment income	5.4	%E	4.9%	4.9	%E

Supplemental Data:
Portfolio turnover rate	166.6	%C	386.9%	182.2%
Net assets, end of period (in thousands)	$222,141		$560,219	$371,239

A	For the period July 6, 2006 (commencement of operations) to March 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED SEPTEMBER 30, 2008F
	(Unaudited)
Net asset value, beginning of period	$9.15

Investment operations:
Net investment incomeB	.08
Net realized and unrealized loss	(.41)

Total from investment operations	(.33)

Distributions from:
Net investment income	(.08)

Total distributions	(.08)

Net asset value, end of period	$8.74

Total return	(3.67	)%C

Ratios to Average Net Assets:D
Total expenses	.85	%E
Expenses net of waivers, if any	.80	%E
Expenses net of all reductions	.80	%E
Net investment income	5.6	%E

Supplemental Data:
Portfolio turnover rate	166.6	%C
Net assets, end of period (in thousands)	$201,186

F	For the period August 4, 2008 (commencement of operations) to September 30, 2008.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008	2007G
	(Unaudited)
Net asset value, beginning of period	$9.82		$10.23	$10.17

Investment operations:
Net investment incomeB	.24		.47	.27
Net realized and unrealized gain/(loss)	(.84)		(.37)	.13

Total from investment operations	(.60)		.10	.40

Distributions from:
Net investment income	(.24)		(.46)	(.27)
Net realized gain on investments	(.24)		(.05)	(.07)

Total distributions	(.48)		(.51)	(.34)

Net asset value, end of period	$8.74		$9.82	$10.23

Total return	(6.46	)%C	1.03%	3.99	%C

Ratios to Average Net Assets:D
Total expenses	1.37	%E	1.31%	85.97	%E
Expenses net of waivers, if any	1.05	%E	1.06%	1.18	%E
Expenses net of all reductions	1.05	%E	1.03%	1.16	%E
Net investment income	5.2	%E	4.7%	4.6	%E

Supplemental Data:
Portfolio turnover rate	166.6	%C	386.9%	182.2%
Net assets, end of period (in thousands)	$1,003		$406	$17

G	For the period September 6, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset High Yield Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For Institutional Class, the example is based on an investment of $1,000 invested on April 1, 2008 and held through September 30, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 4, 2008 (commencement of operations) and held through September 30, 2008.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008 for each class, even though the Institutional Select Class did not begin operations until August 4, 2008.

	Beginning Account Value 4/1/08		Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00		$931.40	$2.86
Hypothetical (5% return before expenses)	1,000.00		1,022.11	2.99
Institutional Select Class:
Actual	$1,000.00	B	$932.30	$0.88	C
Hypothetical (5% return before expenses)	1,000.00		1,022.21	2.89

A

These calculations are based on expenses incurred from April 1, 2008 to September 30, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.59% for the Institutional Class, multiplied by the average value over the period, multiplied by the number of days in the most recent half-year (183), and divided by 365.

B	Beginning account value is as of August 4, 2008 (commencement of operations).
C

This calculation is based on expenses incurred from August 4, 2008 (commencement of operations) to September 30, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.57% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the period (58) and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset High Yield Portfolio

The graph compares the Fund’s total returns to that of two appropriate broad-based securities market indexes. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on August 4, 2008, had a total return of -6.77% for the period ended September 30, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. Non-U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2001. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclay’s purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor's.
D	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset High Yield Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	93.7%

Corporate Bonds and Notes	80.4%

Aerospace and Defense	1.5%
BE Aerospace Inc.		8.500%	7/1/18	$1,860,000	$1,804,200
DRS Technologies Inc.		6.625%	2/1/16	1,355,000	1,368,550
DRS Technologies Inc.		7.625%	2/1/18	1,500,000	1,567,500
DynCorp International Inc.		9.500%	2/15/13	3,140,000	3,085,050	A
Sequa Corp.		11.750%	12/1/15	1,420,000	1,192,800	A
Sequa Corp.		13.500%	12/1/15	1,467,925	1,233,057	A,B

					10,251,157

Airlines	1.7%
Continental Airlines Inc.		7.339%	4/19/14	1,455,000	1,083,975
Continental Airlines Inc.		8.388%	11/1/20	684,494	540,750
DAE Aviation Holdings Inc.		11.250%	8/1/15	6,150,000	5,719,500	A
Delta Air Lines Inc.		8.954%	8/10/14	1,994,220	1,455,781
United Air Lines Inc.		7.032%	10/1/10	687,311	681,297
United Air Lines Inc.		7.186%	10/1/12	1,971,608	1,961,220

					11,442,523

Auto Components	1.1%
Allison Transmission		11.000%	11/1/15	460,000	400,200	A
Allison Transmission		11.250%	11/1/15	2,130,000	1,746,600	A,B
Visteon Corp.		8.250%	8/1/10	3,542,000	2,939,860
Visteon Corp.		12.250%	12/31/16	4,546,000	2,727,600	A

					7,814,260

Automobiles	1.4%
Ford Motor Co.		7.450%	7/16/31	3,400,000	1,462,000
General Motors Corp.		7.200%	1/15/11	3,280,000	1,927,000
General Motors Corp.		8.250%	7/15/23	1,475,000	578,938
General Motors Corp.		8.375%	7/15/33	14,315,000	5,726,000

					9,693,938

Beverages	0.1%
Constellation Brands Inc.		7.250%	9/1/16	1,100,000	1,012,000

Building Products	1.7%
Associated Materials Inc.		9.750%	4/15/12	2,400,000	2,364,000
Associated Materials Inc.		0.000%	3/1/14	7,295,000	4,705,275	C
Nortek Inc.		10.000%	12/1/13	2,890,000	2,543,200	A
NTK Holdings Inc.		0.000%	3/1/14	4,965,000	2,134,950	C

					11,747,425

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Capital Markets	0.2%
Morgan Stanley		3.875%	1/15/09	$1,790,000	$1,646,832

Chemicals	0.7%
ARCO Chemical Co.		9.800%	2/1/20	80,000	48,000
Georgia Gulf Corp.		10.750%	10/15/16	6,125,000	2,756,250
Huntsman International LLC		7.875%	11/15/14	2,120,000	1,823,200
Westlake Chemical Corp.		6.625%	1/15/16	547,000	464,950

					5,092,400

Commercial Services and Supplies	1.5%
Interface Inc.		10.375%	2/1/10	3,454,000	3,523,080
Rental Service Corp.		9.500%	12/1/14	4,570,000	3,461,775
US Investigations Services Inc.		10.500%	11/1/15	360,000	320,400	A
US Investigations Services Inc.		11.750%	5/1/16	4,130,000	3,386,600	A

					10,691,855

Communications Equipment	0.1%
EchoStar DBS Corp.		7.750%	5/31/15	1,065,000	902,588

Consumer Finance	4.5%
AmeriCredit Corp.		8.500%	7/1/15	4,305,000	3,594,675
Ford Motor Credit Co.		8.625%	11/1/10	1,310,000	928,947
Ford Motor Credit Co.		7.241%	4/15/12	2,605,000	2,408,343	D
Ford Motor Credit Co.		12.000%	5/15/15	20,835,000	15,899,418
GMAC LLC		8.000%	11/1/31	11,850,000	4,470,733
SLM Corp.		8.450%	6/15/18	5,360,000	3,644,800

					30,946,916

Containers and Packaging	1.4%
Berry Plastics Holding Corp.		10.250%	3/1/16	1,200,000	792,000
Graham Packaging Co. Inc.		9.875%	10/15/14	1,576,000	1,371,120
Graphic Packaging International Corp.		9.500%	8/15/13	2,635,000	2,384,675
Greif Inc.		6.750%	2/1/17	1,690,000	1,630,850
Plastipak Holdings Inc.		8.500%	12/15/15	845,000	714,025	A
Rock-Tenn Co.		9.250%	3/15/16	1,470,000	1,492,050	A
Solo Cup Co.		8.500%	2/15/14	1,825,000	1,460,000

					9,844,720

Distributors	0.3%
Keystone Automotive Operations Inc.		9.750%	11/1/13	4,480,000	2,374,400

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Consumer Services	0.7%
Education Management LLC		10.250%	6/1/16	$4,115,000	$3,292,000
Service Corp. International		7.625%	10/1/18	575,000	514,625
Service Corp. International		7.500%	4/1/27	1,487,000	1,137,555

					4,944,180

Diversified Financial Services	3.8%
AAC Group Holding Corp.		0.000%	10/1/12	5,510,000	5,454,900	A,C
Capmark Financial Group Inc.		5.875%	5/10/12	1,710,000	852,425	E
CCM Merger Inc.		8.000%	8/1/13	3,400,000	2,762,500	A
Citigroup Inc.		8.400%	4/29/49	3,270,000	2,225,758	C
DI Finance LLC		9.500%	2/15/13	5,680,000	5,566,400
El Paso Performance-Linked		7.750%	7/15/11	155,000	156,958	A
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC		7.304%	11/15/14	1,110,000	799,200	D
Leucadia National Corp.		8.125%	9/15/15	2,340,000	2,275,650
Leucadia National Corp.		7.125%	3/15/17	550,000	500,500
TNK-BP Finance SA		7.875%	3/13/18	910,000	637,000	A
Vanguard Health Holding Co. I LLC		0.000%	10/1/15	590,000	510,350	C
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	4,904,000	4,732,360

					26,474,001

Diversified Telecommunication Services	3.5%
Cincinnati Bell Inc.		6.300%	12/1/28	3,160,000	2,243,600
Citizens Communications Co.		7.875%	1/15/27	2,085,000	1,563,750
Citizens Communications Co.		7.050%	10/1/46	380,000	216,600
Hawaiian Telcom Communications Inc.		9.750%	5/1/13	73,000	14,600
Hawaiian Telcom Communications Inc.		12.500%	5/1/15	1,460,000	204,400
Intelsat Corp.		9.250%	8/15/14	4,500,000	4,207,500	A
Level 3 Financing Inc.		9.250%	11/1/14	3,985,000	3,008,675
Level 3 Financing Inc.		6.845%	2/15/15	1,605,000	1,083,375	D
MetroPCS Wireless Inc.		9.250%	11/1/14	1,315,000	1,229,525
Qwest Communications International Inc.		6.304%	2/15/09	240,000	237,000	D
Qwest Communications International Inc.		7.250%	2/15/11	2,652,000	2,512,770
Qwest Communications International Inc.		7.500%	2/15/14	3,262,000	2,821,630
Windstream Corp.		8.625%	8/1/16	5,120,000	4,723,200

					24,066,625

Electric Utilities	4.4%
Elwood Energy LLC		8.159%	7/5/26	2,442,610	2,238,197
Energy Future Holdings Corp.		11.250%	11/1/17	29,310,000	24,766,950	A,B
IPALCO Enterprises Inc.		8.625%	11/14/11	240,000	241,200	E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities—Continued
Texas Competitive Electrics Holdings Co. LLC		10.500%	11/1/16	$3,470,000	$2,940,825	A,B

					30,187,172

Energy Equipment and Services	1.3%
Atlas Pipeline Partners LP		8.750%	6/15/18	2,930,000	2,754,200	A
Complete Production Services Inc.		8.000%	12/15/16	1,940,000	1,843,000
Key Energy Services Inc.		8.375%	12/1/14	2,260,000	2,169,600
Pride International Inc.		7.375%	7/15/14	1,975,000	1,886,125

					8,652,925

Food and Staples Retailing	0.1%
Stater Brothers Holding Inc.		7.750%	4/15/15	560,000	523,600

Food Products	0.6%
Dole Food Co. Inc.		8.625%	5/1/09	360,000	343,800
Dole Food Co. Inc.		7.250%	6/15/10	4,350,000	3,828,000
Dole Food Co. Inc.		8.875%	3/15/11	165,000	138,600

					4,310,400

Gas Utilities	0.7%
Suburban Propane Partners LP		6.875%	12/15/13	5,685,000	5,031,225

Health Care Equipment and Supplies	0.7%
Advanced Medical Optics Inc.		7.500%	5/1/17	2,320,000	2,018,400
Biomet Inc.		10.375%	10/15/17	1,060,000	1,049,400	B
Biomet Inc.		11.625%	10/15/17	1,610,000	1,618,050
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	150,000	151,500

					4,837,350

Health Care Providers and Services	5.0%
CRC Health Corp.		10.750%	2/1/16	4,595,000	3,538,150
DaVita Inc.		6.625%	3/15/13	1,700,000	1,615,000
DaVita Inc.		7.250%	3/15/15	2,345,000	2,227,750
HCA Inc.		9.000%	12/15/14	56,000	50,837
HCA Inc.		6.375%	1/15/15	2,405,000	1,893,937
HCA Inc.		9.250%	11/15/16	1,630,000	1,585,175
HCA Inc.		9.625%	11/15/16	6,495,000	6,170,250	B
HCA Inc.		7.500%	12/15/23	170,000	124,534
HCA Inc.		7.690%	6/15/25	1,870,000	1,389,859
IASIS Healthcare LLC		8.750%	6/15/14	450,000	425,250
Tenet Healthcare Corp.		6.375%	12/1/11	2,455,000	2,264,737

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services—Continued
Tenet Healthcare Corp.		6.500%	6/1/12	$2,030,000	$1,877,750
Tenet Healthcare Corp.		7.375%	2/1/13	1,365,000	1,242,150
Tenet Healthcare Corp.		9.875%	7/1/14	2,185,000	2,130,375
Tenet Healthcare Corp.		9.250%	2/1/15	2,380,000	2,249,100
U.S. Oncology Holdings Inc.		8.334%	3/15/12	5,309,291	4,061,608	B,D
Universal Hospital Services Inc.		6.303%	6/1/15	940,000	827,200	D
Universal Hospital Services Inc.		8.500%	6/1/15	1,135,000	1,058,387	B

					34,732,049

Hotels, Restaurants and Leisure	4.2%
Boyd Gaming Corp.		6.750%	4/15/14	690,000	495,075
Boyd Gaming Corp.		7.125%	2/1/16	430,000	297,775
Buffets Inc.		12.500%	11/1/14	4,105,000	41,050	F
Caesars Entertainment Inc.		8.125%	5/15/11	2,675,000	1,578,250
Carrols Corp.		9.000%	1/15/13	450,000	324,000
Denny’s Holdings Inc.		10.000%	10/1/12	1,710,000	1,556,100
El Pollo Loco Inc.		11.750%	11/15/13	2,521,000	2,407,555
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.		10.250%	6/15/15	1,625,000	455,000	A
Harrah’s Operating Co. Inc.		10.750%	2/1/16	1,800,000	918,000	A
Indianapolis Downs LLC and Capital Corp.		11.000%	11/1/12	2,520,000	1,713,600	A
Indianapolis Downs LLC and Capital Corp.		15.500%	11/1/13	3,233,791	2,207,062	A,B
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	5,810,000	3,950,800
Mandalay Resort Group		9.375%	2/15/10	58,000	53,360
MGM MIRAGE		8.500%	9/15/10	85,000	78,200
MGM MIRAGE		8.375%	2/1/11	1,750,000	1,430,625
MGM MIRAGE		6.750%	9/1/12	125,000	97,813
MGM MIRAGE		7.500%	6/1/16	1,850,000	1,350,500
Quapaw Downstream Development		12.000%	10/15/15	2,320,000	1,682,000	A
Sbarro Inc.		10.375%	2/1/15	2,895,000	1,983,075
Snoqualmie Entertainment Authority		6.875%	2/1/14	3,075,000	2,214,000	A,D
Station Casinos Inc.		6.000%	4/1/12	2,470,000	1,383,200
Station Casinos Inc.		7.750%	8/15/16	2,930,000	1,589,525
Station Casinos Inc.		6.625%	3/15/18	995,000	263,675
The Choctaw Resort Development Enterprise		7.250%	11/15/19	331,000	248,250	A
Turning Stone Casino Resort Enterprise		9.125%	9/15/14	995,000	905,450	A

					29,223,940

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Household Durables	1.8%
American Greetings Corp.		7.375%	6/1/16	$260,000	$236,600
Jarden Corp.		7.500%	5/1/17	515,000	428,737
K Hovnanian Enterprises Inc.		11.500%	5/1/13	4,700,000	4,606,000	A
Norcraft Cos.		9.000%	11/1/11	6,100,000	5,856,000
Norcraft Holdings LP		9.750%	9/1/12	1,270,000	1,143,000

					12,270,337

Household Products	0.2%
Visant Holding Corp.		8.750%	12/1/13	1,395,000	1,279,913

Independent Power Producers and Energy Traders	4.4%
Dynegy Holdings Inc.		7.750%	6/1/19	5,040,000	4,032,000
Edison Mission Energy		7.750%	6/15/16	2,190,000	2,058,600
Edison Mission Energy		7.200%	5/15/19	1,410,000	1,240,800
Edison Mission Energy		7.625%	5/15/27	2,595,000	2,101,950
Mirant Mid Atlantic LLC		10.060%	12/30/28	2,654,952	2,993,459
Mirant North America LLC		7.375%	12/31/13	1,240,000	1,165,600
NRG Energy Inc.		7.250%	2/1/14	860,000	797,650
NRG Energy Inc.		7.375%	2/1/16	6,010,000	5,409,000
NRG Energy Inc.		7.375%	1/15/17	3,045,000	2,770,950
The AES Corp.		9.375%	9/15/10	200,000	200,000
The AES Corp.		8.750%	5/15/13	1,152,000	1,157,760	A
The AES Corp.		8.000%	10/15/17	4,820,000	4,350,050
The AES Corp.		8.000%	6/1/20	2,630,000	2,301,250	A

					30,579,069

Insurance	0.1%
American International Group Inc.		8.175%	5/15/58	5,090,000	815,387	A,C

Internet and Catalog Retail	0.3%
Expedia Inc.		8.500%	7/1/16	255,000	229,500	A
Ticketmaster		10.750%	8/1/16	1,700,000	1,598,000	A

					1,827,500

IT Services	1.2%
Ceridian Corp.		11.250%	11/15/15	370,000	305,250	A
Ceridian Corp.		12.250%	11/15/15	2,325,000	1,894,875	A,B
First Data Corp.		9.875%	9/24/15	2,570,000	2,341,167	A
SunGard Data Systems Inc.		10.250%	8/15/15	3,960,000	3,435,300

					7,976,592

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Machinery	0.2%
American Railcar Industries Inc.		7.500%	3/1/14	$1,250,000	$1,106,250

Marine	0.1%
Horizon Lines Inc.		4.250%	8/15/12	1,000,000	753,750	G

Media	6.0%
Affinion Group Inc.		10.125%	10/15/13	555,000	521,700
Affinion Group Inc.		11.500%	10/15/15	4,985,000	4,636,050
Cablevision Systems Corp.		8.000%	4/15/12	1,100,000	1,034,000
CCH I Holdings LLC		11.000%	10/1/15	14,364,000	9,480,240
CCH II Holdings LLC		10.250%	10/1/13	1,070,000	898,800
Charter Communications Holdings LLC		11.750%	5/15/11	1,120,000	649,600
Charter Communications Holdings LLC		12.125%	1/15/12	1,345,000	800,275
Charter Communications Operating LLC		10.875%	9/15/14	5,420,000	5,257,400	A
CMP Susquehanna Corp.		9.875%	5/15/14	2,145,000	1,201,200
CSC Holdings Inc.		8.125%	7/15/09	325,000	321,750
CSC Holdings Inc.		6.750%	4/15/12	2,180,000	1,997,425
CSC Holdings Inc.		8.500%	6/15/15	1,460,000	1,355,975	A
Dex Media Inc.		0.000%	11/15/13	275,000	126,500	C
Dex Media Inc.		0.000%	11/15/13	145,000	66,700	C
Dex Media West LLC		9.875%	8/15/13	105,000	65,100
DirecTV Holdings LLC		8.375%	3/15/13	1,110,000	1,096,125
EchoStar DBS Corp.		6.625%	10/1/14	1,080,000	866,700
Idearc Inc.		8.000%	11/15/16	7,110,000	1,937,475
R.H. Donnelley Corp.		6.875%	1/15/13	5,305,000	2,068,950
R.H. Donnelley Corp.		6.875%	1/15/13	1,650,000	643,500
R.H. Donnelley Corp.		11.750%	5/15/15	960,000	585,600	A
TL Acquisitions Inc.		10.500%	1/15/15	3,545,000	2,800,550	A
TL Acquisitions Inc.		0.000%	7/15/15	3,145,000	2,107,150	A,C
Virgin Media Inc.		6.500%	11/15/16	940,000	595,725	A,G

					41,114,490

Metals and Mining	2.6%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	3,460,000	3,408,100
Metals USA Holdings Corp.		8.791%	7/1/12	2,615,000	2,092,000	B,D
Metals USA Inc.		11.125%	12/1/15	3,880,000	3,724,800
Noranda Aluminium Holding Corp.		8.578%	11/15/14	4,490,000	2,963,400	B,D
Ryerson Inc.		12.000%	11/1/15	6,665,000	5,665,250	A

					17,853,550

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	1.6%
Dollar General Corp.		11.875%	7/15/17	$4,010,000	$3,709,250	B
The Neiman-Marcus Group Inc.		9.000%	10/15/15	6,880,000	5,762,000	B
The Neiman-Marcus Group Inc.		10.375%	10/15/15	25,000	20,937
The Neiman-Marcus Group Inc.		7.125%	6/1/28	2,010,000	1,457,250

					10,949,437

Oil, Gas and Consumable Fuels	9.7%
ANR Pipeline Inc.		9.625%	11/1/21	1,364,000	1,650,870
Belden and Blake Corp.		8.750%	7/15/12	9,340,000	8,499,400
Chesapeake Energy Corp.		6.375%	6/15/15	2,065,000	1,843,013
Chesapeake Energy Corp.		6.500%	8/15/17	1,485,000	1,299,375
Chesapeake Energy Corp.		6.250%	1/15/18	2,515,000	2,150,325
Chesapeake Energy Corp.		7.250%	12/15/18	2,985,000	2,746,200
El Paso Corp.		7.750%	6/15/10	1,568,000	1,586,043
El Paso Corp.		7.875%	6/15/12	350,000	344,450
El Paso Corp.		7.800%	8/1/31	4,790,000	4,035,656
El Paso Corp.		7.750%	1/15/32	205,000	171,575
El Paso Natural Gas Co.		8.375%	6/15/32	1,600,000	1,532,723
Enterprise Products Operating LP		8.375%	8/1/66	3,165,000	2,933,860	C
Exco Resources Inc.		7.250%	1/15/11	4,048,000	3,825,360
Inergy LP		8.250%	3/1/16	760,000	699,200
International Coal Group Inc.		10.250%	7/15/14	4,260,000	3,802,050
Mariner Energy Inc.		7.500%	4/15/13	1,210,000	1,070,850
Mariner Energy Inc.		8.000%	5/15/17	1,405,000	1,187,225
MarkWest Energy Partners LP		8.750%	4/15/18	1,750,000	1,662,500
Parallel Petroleum Corp.		10.250%	8/1/14	2,345,000	2,110,500
Parker Drilling Co.		9.625%	10/1/13	936,000	907,920
Petrohawk Energy Corp.		9.125%	7/15/13	1,970,000	1,851,800
Petrohawk Energy Corp.		7.875%	6/1/15	550,000	478,500	A
Quicksilver Resources Inc.		8.250%	8/1/15	2,020,000	1,848,300
SandRidge Energy Inc.		8.000%	6/1/18	7,460,000	6,415,600	A
SemGroup LP		8.750%	11/15/15	5,875,000	587,500	A,F,H
Sonat Inc.		7.625%	7/15/11	95,000	96,143
Southwestern Energy Co.		7.500%	2/1/18	2,310,000	2,240,700	A
Stone Energy Corp.		8.250%	12/15/11	310,000	288,300
Stone Energy Corp.		6.750%	12/15/14	1,635,000	1,267,125
Targa Resources Partners LP		8.250%	7/1/16	590,000	507,400	A
The Williams Cos. Inc.		7.500%	1/15/31	970,000	882,681
Transcontinental Gas Pipe Line Corp.		8.875%	7/15/12	1,060,000	1,151,334
VeraSun Energy Corp.		9.375%	6/1/17	3,755,000	1,483,225	L

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
W&T Offshore Inc.		8.250%	6/15/14	$2,380,000	$1,904,000	A
Whiting Petroleum Corp.		7.250%	5/1/12	195,000	180,863
Whiting Petroleum Corp.		7.000%	2/1/14	2,350,000	1,997,500

					67,240,066

Paper and Forest Products	1.7%
Appleton Papers Inc.		8.125%	6/15/11	650,000	570,375
Appleton Papers Inc.		9.750%	6/15/14	4,025,000	3,089,187
NewPage Corp.		9.051%	5/1/12	5,715,000	5,114,925	D
Newpage Holding Corp.		9.986%	11/1/13	1,737,984	1,538,116	B,D
Verso Paper Holdings LLC		11.375%	8/1/16	1,710,000	1,385,100

					11,697,703

Pharmaceuticals	0.1%
Leiner Health Products Inc.		11.000%	6/1/12	9,460,000	473,000	F,H

Real Estate Investment Trusts (REITs)	0.1%
Ventas Inc.		9.000%	5/1/12	762,000	794,385

Real Estate Management and Development	0.6%
Ashton Woods USA LLC		9.500%	10/1/15	2,160,000	972,000	L
Forest City Enterprises Inc.		7.625%	6/1/15	465,000	372,000
Realogy Corp.		10.500%	4/15/14	630,000	277,200
Realogy Corp.		11.000%	4/15/14	3,520,000	1,346,400	B
Realogy Corp.		12.375%	4/15/15	3,325,000	1,130,500

					4,098,100

Road and Rail	1.6%
Hertz Corp.		10.500%	1/1/16	8,355,000	6,976,425
Kansas City Southern Railway		7.500%	6/15/09	2,115,000	2,115,000
Swift Transportation Co.		10.554%	5/15/15	3,460,000	1,072,600	A,D
Swift Transportation Co.		12.500%	5/15/17	2,550,000	841,500	A

					11,005,525

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	300,000	207,000
Freescale Semiconductor Inc.		9.125%	12/15/14	600,000	378,000	B

					585,000

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Software	0.3%
Activant Solutions Inc.		9.500%	5/1/16	$3,130,000	$2,316,200

Specialty Retail	1.0%
ACE Hardware Corp.		9.125%	6/1/16	1,205,000	1,030,275	A
AutoNation Inc.		4.791%	4/15/13	980,000	825,650	D
Blockbuster Inc.		9.000%	9/1/12	2,920,000	2,087,800
Eye Care Centers of America Inc.		10.750%	2/15/15	1,000,000	1,035,000
Michaels Stores Inc.		10.000%	11/1/14	2,170,000	1,367,100
Michaels Stores Inc.		11.375%	11/1/16	1,230,000	581,175

					6,927,000

Textiles, Apparel and Luxury Goods	0.2%
Oxford Industries Inc.		8.875%	6/1/11	1,152,000	1,041,120

Thrifts and Mortgage Finance	0.7%
Countrywide Financial Corp.		1.252%	4/15/37	1,315,000	1,288,700	D,G
Residential Capital LLC		8.500%	5/15/10	3,922,000	2,157,100	A
Residential Capital LLC		9.625%	5/15/15	4,360,000	1,046,400	A

					4,492,200

Tobacco	0.9%
Alliance One International Inc.		8.500%	5/15/12	2,190,000	2,025,750
Alliance One International Inc.		11.000%	5/15/12	2,950,000	2,891,000
Reynolds American Inc.		6.500%	7/15/10	1,330,000	1,382,830

					6,299,580

Trading Companies and Distributors	1.7%
Ashtead Capital Inc.		9.000%	8/15/16	3,451,000	2,967,860	A
H&E Equipment Services Inc.		8.375%	7/15/16	4,540,000	3,359,600
Penhall International Corp.		12.000%	8/1/14	7,515,000	5,185,350	A

					11,512,810

Transportation Infrastructure	0.8%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	5,975,000	5,407,375	B
Hawker Beechcraft Acquisition Co.		9.750%	4/1/17	305,000	272,975

					5,680,350

Wireless Telecommunication Services	1.2%
ALLTEL Communications Inc.		10.375%	12/1/17	2,570,000	2,929,800	A,B
iPCS Inc.		4.926%	5/1/13	1,175,000	957,625	D
Sprint Capital Corp.		8.375%	3/15/12	380,000	342,000

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Wireless Telecommunication Services—Continued
Sprint Capital Corp.		6.875%	11/15/28	$5,640,000	$3,778,800

					8,008,225

Total Corporate Bonds and Notes (Cost—$698,929,636)					555,142,020
Mortgage-Backed Securities	0.3%

Fixed Rate Securities	N.M.
Ocwen Residential Mortgage Corp. 1998-R1		7.000%	10/25/40	40,760	897	H

Indexed SecuritiesD	0.3%
Lehman XS Trust 2007-14H A22		3.607%	7/25/47	7,060,000	1,694,400

Variable Rate SecuritiesI	N.M.
BlackRock Capital Finance LP 1996-R1		9.586%	9/25/26	675,791	230,631

Total Mortgage-Backed Securities (Cost—$2,381,677)					1,925,928
Yankee BondsJ	9.5%

Biotechnology	N.M.
FMC Finance III SA		6.875%	7/15/17	10,000	9,625

Chemicals	0.7%
Methanex Corp.		8.750%	8/15/12	2,507,000	2,582,210
Montell Finance Co. BV		8.100%	3/15/27	4,995,000	2,247,750	A
Sensata Technologies BV		8.000%	5/1/14	430,000	363,350

					5,193,310

Commercial Banks	0.4%
ATF Capital BV		9.250%	2/21/14	1,105,000	817,700	A
TuranAlem Finance BV		8.250%	1/22/37	1,720,000	963,200	A
TuranAlem Finance BV		8.250%	1/22/37	1,585,000	887,600	A

					2,668,500

Containers and Packaging	0.3%
Smurfit Capital Funding PLC		7.500%	11/20/25	2,225,000	1,846,750

Diversified Financial Services	0.7%
Basell AF SCA		8.375%	8/15/15	1,413,000	664,110	A
Petroplus Finance Ltd.		6.750%	5/1/14	1,110,000	937,950	A
Petroplus Finance Ltd.		7.000%	5/1/17	2,065,000	1,713,950	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Diversified Financial Services—Continued
TNK-BP Finance SA		7.875%	3/13/18	$1,904,000	$1,361,360	A

					4,677,370

Diversified Telecommunication Services	1.9%
Intelsat Bermuda Ltd.		9.500%	6/15/16	2,805,000	2,608,650	A
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	4,305,000	3,917,550	A
NTL Cable PLC		9.125%	8/15/16	6,680,000	5,594,500
Wind Acquisition Finance SA		10.750%	12/1/15	1,100,000	1,078,000	A

					13,198,700

Energy Equipment and Services	0.3%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,950,000	1,862,250

Foreign Government	0.1%
Russian Federation		7.500%	3/31/30	865,106	885,652	A

Media	0.5%
Sun Media Corp.		7.625%	2/15/13	3,880,000	3,569,600

Metals and Mining	0.6%
Novelis Inc.		7.250%	2/15/15	5,125,000	4,458,750

Oil, Gas and Consumable Fuels	1.0%
Corral Finans AB		7.791%	4/15/10	2,732,813	2,227,243	A,B,D
OPTI Canada Inc.		7.875%	12/15/14	880,000	778,800
Teekay Shipping Corp.		8.875%	7/15/11	3,652,000	3,688,520

					6,694,563

Paper and Forest Products	1.4%
Abitibi-Consolidated Co. of Canada		15.500%	7/15/10	5,757,000	4,058,685	A
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	5,860,000	5,830,700	A

					9,889,385

Road and Rail	0.8%
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	2,120,000	2,162,400
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.625%	12/1/13	1,915,000	1,828,825

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Road and Rail—Continued
Kansas City Southern de Mexico SA de CV		7.375%	6/1/14	$1,380,000		$1,317,900

						5,309,125

Semiconductors and Semiconductor Equipment	0.2%
NXP BV/NXP Funding LLC		5.541%	10/15/13	970,000		640,200	D
NXP BV/NXP Funding LLC		7.875%	10/15/14	1,165,000		780,550

						1,420,750

Wireless Telecommunication Services	0.6%
True Move Co. Ltd.		10.750%	12/16/13	5,505,000		3,715,875	A
True Move Co. Ltd.		10.750%	12/16/13	865,000		609,958	A

						4,325,833

Total Yankee Bonds (Cost—$78,926,811)						66,010,163
Preferred Stocks	0.9%
Bank of America Corp.		7.250%		5,400	shs	4,525,200
Citigroup Inc.		6.500%		41,400		1,697,400
ION Media Networks Inc.		12.000%		7		2,800

Total Preferred Stocks (Cost—$7,578,029)						6,225,400
Loan Participations and AssignmentsD	2.6%

Auto Components	0.5%
Allison Transmission Inc., Term Loan, Tranche B		5.22 to 5.570%	12/10/08	$4,149,577		3,413,027

Containers and Packaging	0.4%
Berry Plastics Holding Corp., Term Loan		9.041%	10/7/08	4,795,052		2,637,278

Diversified Telecommunication Services	0.5%
Wind Acquisition Holdings Finance SA, PIK Loan		10.035%	10/20/08	4,203,374		3,698,969

Independent Power Producers and Energy Traders	0.2%
Dynegy Holdings Inc., Letter of Credit		5.210%	10/31/08	1,201,524		1,021,296
Dynegy Holdings Inc., Term Loan		5.210%	10/31/08	790,511		671,934

						1,693,230

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Loan Participations and Assignments—Continued

Media	0.3%
Newsday LLC, Term Loan		9.750%	1/15/09	$2,000,000		$1,900,000

Oil, Gas and Consumable Fuels	0.6%
Turbo Bet Ltd., Term Loan		14.500%	11/13/08	4,264,312		4,093,740	H

Paper and Forest Products	0.1%
Verso Paper Holdings LLC, Term Loan		10.012%	1/2/09	672,000		537,600

Total Loan Participations and Assignments (Cost—$20,904,854)						17,973,844

Total Long-Term Securities (Cost—$808,721,007)						647,277,355
Short-Term Securities	7.9%

Foreign Government Obligations	0.9%
Egypt Treasury Bills		0.000%	11/4/08	18,250,000	EGP	3,321,144	K
Egypt Treasury Bills		0.000%	11/11/08	17,725,000	EGP	3,221,570	K

						6,542,714

Repurchase Agreement	7.0%
Goldman Sachs & Company 1.00%, dated 9/30/08, to be repurchased at $48,181,338 on 10/1/08 (Collateral: $38,090,000 Tennessee Valley Authority bond, 7.125%, due 5/1/30, value $49,136,100)				48,180,000		48,180,000

Total Short-Term Securities (Cost—$54,700,005)						54,722,714
Total Investments (Cost — $863,421,012)M	101.6%					702,000,069
Other Assets Less Liabilities	(1.6)%					(11,360,894)

Net Assets	100.0%					$690,639,175

N.M. Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 25.50% of net assets.

B	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

Semi-Annual Report to Shareholders

C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Bond is in default as of September 30, 2008.
G	Convertible Security – Security may be converted into the issuer’s common stock.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Bond is in default subsequent to September 30, 2008.
M

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,796,416
Gross unrealized depreciation	(163,217,359)

Net unrealized depreciation	$(161,420,943)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EGP—Egyptian Pound

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset High Yield Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$808,721,007)		$647,277,355
Short-term securities at value (Cost—$54,700,005)		54,722,714
Interest receivable		22,095,011
Receivable for securities sold		4,056,825
Receivable for fund shares sold		255,748
Restricted cash pledged as collateral for swaps		200,000

Total assets		728,607,653

Liabilities:
Cash overdraft	$27,521,812
Payable for securities purchased	9,464,211
Swap contracts at value	441,156
Accrued management fee	332,923
Payable for fund shares repurchased	109,757
Accrued expenses	98,619

Total liabilities		37,968,478

Net Assets		$690,639,175

Net assets consist of:
Accumulated paid-in-capital		$872,037,617
Undistributed net investment income		18,806,732
Accumulated net realized loss on investments options and swaps		(38,643,075)
Net unrealized depreciation on investments, swaps and foreign currency translations		(161,562,099)

Net Assets		$690,639,175

Net Asset Value Per Share:
Institutional Class (70,612,042 shares outstanding)		$8.26
Institutional Select Class (12,970,719 shares outstanding)		$8.26

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset High Yield Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$38,108,437
Dividends	298,125

Total income		$38,406,562
Expenses:
Management fees	2,134,984
Audit and legal fees	60,708
Custodian fees	55,079
Directors’ fees and expenses	11,554
Registration fees	5,871
Reports to shareholders:
Institutional Class	738
Institutional Select Class	9
Transfer agent and shareholder servicing expense:
Institutional Class	8,070
Institutional Select Class	320
Other expenses	17,956

	2,295,289
Less: Compensating Balance Credits	(759)

Net expenses		2,294,530

Net Investment Income		36,112,032
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(19,258,896)
Options	137,750
Swaps	280,109

		(18,841,037)
Change in unrealized appreciation/(depreciation) of:
Investments and swaps	(67,539,051)
Assets and liabilities denominated in foreign currency	3,769

		(67,535,282)

Net Realized and Unrealized Loss on Investments		(86,376,319)

Change in Net Assets Resulting From Operations		$(50,264,287)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset High Yield Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$36,112,032	$75,936,400

Net realized loss	(18,841,037)	(17,433,816)

Change in unrealized appreciation/(depreciation)	(67,535,282)	(113,737,089)

Change in net assets resulting from operations	(50,264,287)	(55,234,505)

Distributions to shareholders from:
Net investment income:
Institutional Class	(36,733,092)	(73,407,062)
Institutional Select Class	—	N/A

Net realized gain on investments:
Institutional Class	—	(5,888,441)
Institutional Select Class	—	N/A

Change in net assets from fund share transactions:
Institutional Class	(137,400,727)	55,309,962
Institutional Select Class	114,934,383	N/A

Change in net assets	(109,463,723)	(79,220,046)

Net Assets:
Beginning of period	800,102,898	879,322,944

End of period	$690,639,175	$800,102,898

Undistributed net investment income	$18,806,732	$19,427,792

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset High Yield Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$9.30		$10.75		$10.34		$10.49		$10.28		$9.56

Investment operations:
Net investment income	.43	A	.83	A	.80	A	.76	B	.61	B	.78	B
Net realized and unrealized gain/(loss)	(1.02)		(1.41)		.39		(.05)		.17		.89

Total from investment operations	(.59)		(.58)		1.19		.71		.78		1.67

Distributions from:
Net investment income	(.45)		(.80)		(.78)		(.73)		(.57)		(.95)
Net realized gain on investments	—		(.07)		—	C	(.13)		—		—

Total distributions	(.45)		(.87)		(.78)		(.86)		(.57)		(.95)

Net asset value, end of period	$8.26		$9.30		$10.75		$10.34		$10.49		$10.28

Total return	(6.86	)%D	(5.88)%		12.14%		7.30%		7.81%		18.27%

Ratios to Average Net Assets:E
Total expenses	.59	%F	.59%		.61%		.62%		.62%		.67%
Expenses net of waivers, if any	.59	%F	.59%		.61%		.62%		.62%		.58%
Expenses net of all reductions	.59	%F	.58%		.61%		.62%		.62%		.58%
Net investment income	9.3	%F	8.3%		7.8%		7.8%		7.0%		7.9%

Supplemental Data:
Portfolio turnover rate	30.3	%D	59.1%		63.6%		147.2%		121.0%		116.0%
Net assets, end of period (in thousands)	$583,500		$800,103		$879,323		$596,918		$414,417		$189,458

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset High Yield Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED SEPTEMBER 30, 2008G
	(Unaudited)
Net asset value, beginning of period	$8.86

Investment operations:
Net investment incomeC	.14
Net realized and unrealized loss	(.74)

Total from investment operations	(.60)

Net asset value, end of period	$8.26

Total return	(6.77	)%D

Ratios to Average Net Assets:E
Total expenses	.57	%F
Expenses net of waivers, if any	.57	%F
Expenses net of all reductions	.57	%F
Net investment income	10.0	%F

Supplemental Data:
Portfolio turnover rate	30.3	%D
Net assets, end of period (in thousands)	$107,139

G	For the period August 4, 2008 (commencement of operations) to September 30, 2008.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Inflation Indexed Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00	$937.80	$1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.82	1.27
Financial Intermediary Class:
Actual	$1,000.00	$936.20	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.66	2.43

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.25% and 0.48% for the Institutional and Financial Intermediary Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Inflation Indexed Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrates the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A

Since-inception index returns are for periods beginning February 28, 2001. Formerly: Lehman U.S. Treasury Inflation Notes Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B

Since-inception index returns are for periods beginning June 30, 2007. Formerly: Lehman U.S. Treasury Inflation Notes Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)C

Standard & Poor’s Debt RatingsD

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

D	Source: Standard & Poor's.
E	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	100.3%

Corporate Bonds and Notes	2.5%

Consumer Finance	0.5%
SLM Corp.		6.302%	2/1/10	$1,600,000	$1,324,689	A
SLM Corp.		5.375%	1/15/13	2,775,000	1,817,625	B
SLM Corp.		5.375%	5/15/14	1,580,000	979,600	B

					4,121,914

Diversified Financial Services	1.3%
Bank of America Corp.		8.000%	12/29/49	3,550,000	2,811,128	C
J.P. Morgan and Co. Inc.		5.886%	2/15/12	2,690,000	2,689,785	A
JPMorgan Chase and Co.		7.900%	12/31/49	4,140,000	3,485,383	C
TNK-BP Finance SA		7.875%	3/13/18	2,350,000	1,645,000	D

					10,631,296

Electric Utilities	0.4%
Energy Future Holdings Corp.		10.875%	11/1/17	20,000	18,050	D
Energy Future Holdings Corp.		11.250%	11/1/17	3,830,000	3,236,350	D,E

					3,254,400

Oil, Gas and Consumable Fuels	0.2%
The Williams Cos. Inc.		8.750%	3/15/32	1,900,000	1,948,184

Thrifts and Mortgage Finance	0.1%
Residential Capital LLC		9.625%	5/15/15	2,800,000	672,000	D

Total Corporate Bonds and Notes (Cost—$25,910,074)					20,627,794
Asset-Backed Securities	0.2%

Fixed Rate Securities	0.1%
Bayview Financial Acquisition Trust 2007-A 1A1		6.129%	5/28/37	772,743	719,878

Indexed SecuritiesA	0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1		2.842%	2/25/34	181,278	143,679
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		3.212%	10/25/32	122,923	112,016
Countrywide Asset-Backed Certificates 2002-1		3.032%	8/25/32	36,939	31,325
EMC Mortgage Loan Trust 2003-B		3.022%	11/25/41	411,241	381,121	D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
GSRPM Mortgage Loan Trust 2003-2		3.172%	6/25/33	$219,654	$212,616
Residential Asset Mortgage Products Inc. 2003-RS2		3.152%	3/25/33	40,296	22,223

					902,980

Total Asset-Backed Securities (Cost—$1,747,210)					1,622,858
Mortgage-Backed Securities	0.1%

Indexed SecuritiesA	0.1%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28		3.122%	11/25/31	591,614	532,208
Crusade Global Trust 2003-2		3.066%	9/18/34	571,365	541,257	F
Sequoia Mortgage Trust 2004-4 A		3.142%	5/20/34	108,468	87,391

Total Mortgage-Backed Securities (Cost—$1,243,475)					1,160,856
U.S. Government and Agency Obligations	88.0%

Treasury Inflation-Protected SecuritiesG	88.0%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	49,871,834	48,991,297
United States Treasury Inflation-Protected Security		3.500%	1/15/11	42,413,070	44,106,284
United States Treasury Inflation-Protected Security		2.375%	4/15/11	32,730,615	33,103,941	B
United States Treasury Inflation-Protected Security		3.000%	7/15/12	40,535,854	42,192,108	B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	37,754,968	37,642,873	B
United States Treasury Inflation-Protected Security		2.000%	1/15/14	33,588,573	33,520,354	B
United States Treasury Inflation-Protected Security		1.625%	1/15/15	84,275,011	82,056,218
United States Treasury Inflation-Protected Security		1.875%	7/15/15	64,751,210	63,744,523	B
United States Treasury Inflation-Protected Security		2.000%	1/15/16	61,752,184	61,004,427	B
United States Treasury Inflation-Protected Security		2.625%	7/15/17	25,467,120	26,227,161	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		1.625%	1/15/18	$23,966,477	$22,700,760	B
United States Treasury Inflation-Protected Security		2.000%	1/15/26	100,911,024	92,136,508	B
United States Treasury Inflation-Protected Security		1.750%	1/15/28	59,847,958	52,212,675	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	40,778,903	46,914,863	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	48,909,968	58,489,426	B

Total U.S. Government and Agency Obligations (Cost—$771,345,202)					745,043,418
U.S. Government Agency Mortgage-Backed Securities	5.2%

Fixed Rate Securities	5.2%
Fannie Mae		5.000%	12/1/38	45,200,000	44,041,750	H,N
Freddie Mac		6.000%	12/1/37	87,300	88,456	N

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$43,985,587)					44,130,206
Yankee BondsF	1.0%

Commercial Banks	0.4%
Glitnir Banki Hf		6.693%	6/15/16	1,760,000	931,726	C,D,M
Kaupthing Bank Hf		7.125%	5/19/16	2,940,000	1,790,125	D,M
RSHB Capital SA		6.299%	5/15/17	1,500,000	1,070,850	D

					3,792,701

Foreign Government	0.4%
Russian Federation		7.500%	3/31/30	3,320,435	3,399,295	C

Metals and Mining	0.2%
Vale Overseas Ltd.		6.875%	11/21/36	1,463,000	1,302,227

Total Yankee Bonds (Cost—$11,238,179)					8,494,223

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Foreign Government Obligations	2.5%
Brazil Notas do Tesouro Nacional Series B		6.000%	5/15/17	3,575,000	BRL	$2,820,877	I
France Government Bond OAT		3.150%	7/25/32	9,554,644	EUR	15,409,610	I
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	14,480,000	SEK	3,147,124	I

Total Foreign Government Obligations (Cost—$22,202,157)						21,377,611
Preferred Stocks	0.8%
Citigroup Inc.		8.125%		299,000	shs	4,933,500	B
Fannie Mae		8.250%		346,900		756,242	B,N
Freddie Mac		8.375%		418,300		681,829	B,C,N

Total Preferred Stocks (Cost—$26,790,105)						6,371,571

Total Long-Term Securities (Cost—$904,461,989)						848,828,537
Investment of Collateral From Securities Lending	24.9%
State Street Navigator Securities Lending Prime Portfolio				210,877,064		210,877,064

Total Investment of Collateral From Securities Lending (Cost—$210,877,064)						210,877,064
Short-Term Securities	3.7%

U.S. Government and Agency Obligations	0.1%
Fannie Mae		0.000%	1/20/09	$400,000		396,509	J,N
Federal Home Loan Bank		0.000%	1/20/09	400,000		396,510	J
Freddie Mac		0.000%	1/23/09	400,000		396,415	J,N

						1,189,434

Repurchase Agreement	3.6%
Goldman Sachs & Company 1.00%, dated 9/30/08, to be repurchased at $30,439,846 on 10/1/08 (Collateral: $24,065,000 Tennessee Valley Authority, 7.125%, due 5/1/30, value $31,043,850)				30,439,000		30,439,000

Total Short-Term Securities (Cost—$31,630,561)						31,628,434
Total Investments (Cost—$1,146,969,614)K	128.9%					1,091,334,035
Obligation to Return Collateral from Securities Lending	(24.9)%					(210,877,064)
Other Assets Less Liabilities	(4.0)%					(33,938,340)

Net Assets	100.0%					$846,518,631

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenL
Eurodollar Futures Call, Strike Price $97.50	October 2008	116	$28,478
Eurodollar Futures Put, Strike Price $96.88	October 2008	116	(88,972)
U.S. Treasury Note Futures Call, Strike Price $115.00	October 2008	172	104,577
U.S. Treasury Note Futures Put, Strike Price $112.00	October 2008	172	(99,891)

			$(55,808)

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

B	All or a portion of this security is on loan.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.15% of net assets.

E	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
G

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,127,115
Gross unrealized depreciation	(57,762,694)

Net unrealized depreciation	$(55,635,579)

L	Options are described in more detail in the notes to financial statements.
M	Bond is in default subsequent to September 30, 2008.
N	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL—Brazilian Real

EUR—Euro

SEK—Swedish Krona

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$1,115,339,053)		$1,059,705,601	A
Short-term securities at value (Cost—$31,630,561)		31,628,434
Foreign currency at value (Cost—$787,588)		704,006
Receivable for securities sold		10,623,344
Unrealized appreciation of forward foreign currency contracts		9,366,855
Restricted cash pledged for swaps		8,200,000
Interest receivable		5,978,099
Receivable for fund shares sold		984,072
Deposits with brokers for open futures contracts		722,580

Total assets		1,127,912,991

Liabilities:
Obligation to return collateral for securities loaned	$210,877,064
Payable for securities purchased	54,520,938
Swap contracts at value	11,899,511
Unrealized depreciation of forward foreign currency contracts	2,303,379
Payable for fund shares repurchased	728,143
Options written (Proceeds—$282,867)	338,675
Income distribution payable	288,900
Accrued management fee	148,080
Cash overdraft	128,053
Accrued distribution fees	34
Accrued expenses	161,583

Total liabilities		281,394,360

Net Assets		$846,518,631

Net assets consist of:
Accumulated paid-in-capital		$907,278,072
Undistributed net investment income		3,923,445
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(4,792,861)
Net unrealized depreciation on investments, options, swaps and foreign currency translations		(59,890,025)

Net Assets		$846,518,631

Net Asset Value Per Share:
Institutional Class (86,836,039 shares outstanding)		$9.75
Financial Intermediary Class (16,671 shares outstanding)		$9.73

A	The market value of securities on loan is $208,540,911.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Inflation Indexed Plus Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$39,115,574
Dividends	880,358
Income from securities lending	581,981

Total income		$40,577,913
Expenses:
Management fees	879,528
Distribution and service fees:
Financial Intermediary Class	98
Audit and legal fees	57,346
Custodian fees	56,025
Directors’ fees and expenses	11,921
Registration fees	13,029
Reports to shareholders:
Institutional Class	6,465
Financial Intermediary Class	1
Transfer agent and shareholder servicing expense:
Institutional Class	98,426
Financial Intermediary Class	92
Other expenses	19,975

	1,142,906
Less: Fees waived	(59,193)

Net expenses		1,083,713

Net Investment Income		39,494,200
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	61,332
Options	281,293
Futures	411,442
Swaps	1,082,888
Foreign currency transactions	(3,638,191)

		(1,801,236)
Change in unrealized appreciation/(depreciation) of:
Investments, options, swaps and foreign currency translations	(94,259,305)
Assets and liabilities denominated in foreign currency	(38,384)

		(94,297,689)

Net Realized and Unrealized Loss on Investments		(96,098,925)

Change in Net Assets Resulting From Operations		$(56,604,725)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Inflation Indexed Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$39,494,200	$42,360,024

Net realized gain/(loss)	(1,801,236)	19,288,128

Change in unrealized appreciation/(depreciation)	(94,297,689)	29,251,587

Change in net assets resulting from operations	(56,604,725)	90,899,739

Distributions to shareholders from:
Net investment income:
Institutional Class	(39,345,086)	(42,554,324)
Financial Intermediary Class	(3,533)	(1,115)

Net realized gain on investments:
Institutional Class	(15,894,794)	—
Financial Intermediary Class	(667)	—

Change in net assets from fund share transactions:
Institutional Class	111,597,253	154,011,663
Financial Intermediary Class	139,813	37,906

Change in net assets	(111,739)	202,393,869

Net Assets:
Beginning of period	846,630,370	644,236,501

End of period	$846,518,631	$846,630,370

Undistributed net investment income	$3,923,445	$3,777,864

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$11.08		$10.43		$10.25		$10.74		$11.24		$10.96

Investment operations:
Net investment income	.47	A	.61	A	.39	A	.54	B	.42	B	.37	B
Net realized and unrealized gain/(loss)	(1.13)		.67		.20		(.38)		(.10)		.71

Total from investment operations	(.66)		1.28		.59		.16		.32		1.08

Distributions from:
Net investment income	(.47)		(.63)		(.41)		(.56)		(.42)		(.37)
Net realized gain on investments	(.20)		—		—		(.09)		(.40)		(.43)

Total distributions	(.67)		(.63)		(.41)		(.65)		(.82)		(.80)

Net asset value, end of period	$9.75		$11.08		$10.43		$10.25		$10.74		$11.24

Total return	(6.22	)%C	12.77%		5.89%		1.44%		3.27%		10.33%

Ratios to Average Net Assets:D
Total expenses	.26	%E	.27%		.29%		.27%		.27%		.27%
Expenses net of waivers, if any	.25	%E	.25%		.25%		.25%		.25%		.25%
Expenses net of all reductions	.25	%E	.25%		.25%		.25%		.25%		.25%
Net investment income	9.0	%E	5.8%		3.8%		5.0%		3.8%		3.4%

Supplemental Data:
Portfolio turnover rate	36.2	%C	141.7%		96.4%		177.1%		255.5%		281.8%
Net assets, end of period (in thousands)	$846,357		$846,594		$644,236		$542,532		$461,746		$346,379

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		PERIOD ENDED MARCH 31, 2008E
	(Unaudited)
Net asset value, beginning of period	$11.06		$10.02

Investment operations:
Net investment income	.47	A	.35	A
Net realized and unrealized gain/(loss)	(1.15)		1.06

Total from investment operations	(.68)		1.41

Distributions from:
Net investment income	(.45)		(.37)
Net realized gain on investments	(.20)		—

Total distributions	(.65)		(.37)

Net asset value, end of period	$9.73		$11.06

Total return	(6.38	)%B	14.29	%B

Ratios to Average Net Assets:C
Total expenses	.73	%D	.71	%D
Expenses net of waivers, if any	.48	%D	.48	%D
Expenses net of all reductions	.48	%D	.48	%D
Net investment income	9.1	%D	4.1	%D

Supplemental Data:
Portfolio turnover rate	36.2	%B	141.7	%B
Net assets, end of period (in thousands)	$162		$36

E	For the period June 28, 2007 (commencement of operations) to March 31, 2008.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Intermediate Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00	$955.20	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.45% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Intermediate Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Formerly: Lehman Brothers Intermediate U.S. Government/Credit Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor's.
D	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	79.7%

Corporate Bonds and Notes	27.9%

Aerospace and Defense	0.2%
United Technologies Corp.		6.350%	3/1/11	$1,037,000	$1,097,225

Airlines	0.5%
Continental Airlines Inc.		6.545%	2/2/19	965,547	820,716
Delta Air Lines Inc.		6.619%	9/18/12	1,165,229	1,106,967
US Airways Pass-Through Trust		6.850%	1/30/18	1,422,298	1,237,399

					3,165,082

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	2,390,000	2,332,358
Ford Motor Co.		7.450%	7/16/31	1,159,000	498,370	A
General Motors Corp.		8.375%	7/15/33	1,198,000	479,200	A

					3,309,928

Capital Markets	2.3%
Goldman Sachs Capital II		5.793%	12/29/49	6,510,000	2,859,908	B
Goldman Sachs Capital III		3.581%	9/29/49	2,590,000	915,228	C
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	6,200,000	620	B,D
Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	360,000	36	C,D
Lehman Brothers Holdings Inc.		5.625%	1/24/13	600,000	75,000	D
Lehman Brothers Holdings Inc.		6.500%	7/19/17	30,000	38	D
Merrill Lynch and Co. Inc.		3.014%	2/5/10	480,000	455,229	C
Merrill Lynch and Co. Inc.		5.700%	5/2/17	2,500,000	2,046,288
Merrill Lynch and Co. Inc.		6.875%	4/25/18	1,420,000	1,256,345
Morgan Stanley		5.550%	4/27/17	2,340,000	1,450,636
The Bear Stearns Cos. Inc.		6.400%	10/2/17	3,590,000	3,352,690
The Bear Stearns Cos. Inc.		7.250%	2/1/18	1,840,000	1,770,770

					14,182,788

Chemicals	0.9%
The Dow Chemical Co.		6.000%	10/1/12	4,850,000	4,904,752
The Dow Chemical Co.		5.700%	5/15/18	540,000	497,440

					5,402,192

Commercial Banks	1.3%
Comerica Capital Trust II		6.576%	2/20/37	960,000	441,003	B
SunTrust Capital VIII		6.100%	12/15/36	550,000	338,960	B
Wachovia Capital Trust III		5.800%	3/15/42	8,668,000	3,640,560	B
Wells Fargo Capital X		5.950%	12/15/36	4,310,000	3,552,892

					7,973,415

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance	2.7%
American Express Co.		6.800%	9/1/66	$6,590,000	$5,633,033	B
GMAC LLC		6.750%	12/1/14	1,556,000	597,215
Nelnet Inc.		7.400%	9/29/36	1,850,000	1,249,434	B
SLM Corp.		8.450%	6/15/18	3,700,000	2,516,000
Toyota Motor Credit Corp.		2.060%	8/5/09	7,000,000	6,997,074	C

					16,992,756

Diversified Financial Services	3.0%
AGFC Capital Trust I		6.000%	1/15/67	4,380,000	1,176,503	B,E
BAC Capital Trust XIV		5.630%	12/31/49	50,000	25,874	B
Bank of America Corp.		8.000%	12/29/49	1,420,000	1,124,451	B
Capmark Financial Group Inc.		5.875%	5/10/12	2,500,000	1,246,235	F
General Electric Capital Corp.		5.625%	5/1/18	2,000,000	1,690,552
General Electric Capital Corp.		6.375%	11/15/67	2,855,000	2,310,186	B
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	3,260,000	2,559,100	B,E
ILFC E-Capital Trust I		5.900%	12/21/65	250,000	75,363	B,E
JPMorgan Chase Capital XXII		6.450%	2/2/37	2,600,000	1,883,812	B
Kaupthing Bank Hf		7.625%	2/28/15	1,590,000	1,488,240	E,G,R
Private Export Funding Corp.		3.550%	4/15/13	1,640,000	1,593,275
TNK-BP Finance SA		6.125%	3/20/12	210,000	165,900	E
TNK-BP Finance SA		7.500%	3/13/13	720,000	568,800	E
ZFS Finance USA Trust II		6.450%	12/15/65	2,060,000	1,483,214	B,E
ZFS Finance USA Trust III		3.969%	12/15/65	1,570,000	1,411,226	C,E

					18,802,731

Diversified Telecommunication Services	1.2%
Embarq Corp.		7.082%	6/1/16	1,880,000	1,523,627
Qwest Corp.		8.875%	3/15/12	1,510,000	1,479,800
Verizon Global Funding Corp.		7.250%	12/1/10	4,051,000	4,215,430

					7,218,857

Electric Utilities	0.7%
Duke Energy Corp.		6.250%	1/15/12	1,078,000	1,109,823
Duke Energy Corp.		5.625%	11/30/12	729,000	738,331	A
Exelon Corp.		6.750%	5/1/11	2,269,000	2,286,063
FirstEnergy Corp.		7.375%	11/15/31	140,000	130,164
Pacific Gas and Electric Co.		4.800%	3/1/14	70,000	65,932

					4,330,313

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Food and Staples Retailing	0.5%
Safeway Inc.		6.500%	3/1/11	$760,000	$783,127
The Kroger Co.		6.200%	6/15/12	883,000	891,651
Wal-Mart Stores Inc.		4.250%	4/15/13	930,000	912,797
Wal-Mart Stores Inc.		5.800%	2/15/18	360,000	351,688

					2,939,263

Health Care Equipment and Supplies	0.3%
Baxter International Inc.		5.900%	9/1/16	500,000	501,889
Hospira Inc.		5.550%	3/30/12	1,700,000	1,699,065

					2,200,954

Health Care Providers and Services	0.8%
HCA Inc.		8.750%	9/1/10	822,000	809,670
Quest Diagnostics Inc.		7.500%	7/12/11	2,220,000	2,358,071
Universal Health Services Inc.		6.750%	11/15/11	1,720,000	1,820,661
WellPoint Inc.		5.875%	6/15/17	100,000	92,565

					5,080,967

Independent Power Producers and Energy Traders	0.3%
TXU Corp.		5.550%	11/15/14	2,480,000	1,850,717

Insurance	1.4%
Allstate Life Global Funding Trust		5.375%	4/30/13	1,900,000	1,834,154
American International Group Inc.		5.850%	1/16/18	250,000	125,487
American International Group Inc.		8.250%	8/15/18	500,000	290,486	E
Genworth Life Insurance Co.		5.875%	5/3/13	1,520,000	1,405,681	E
MetLife Capital Trust IV		7.875%	12/15/37	3,100,000	2,124,523	B,E
MetLife Inc.		6.400%	12/15/36	70,000	43,640	B
Metropolitan Life Global Funding I		5.125%	4/10/13	1,190,000	1,156,056	E
The Travelers Cos. Inc.		6.250%	3/15/37	2,370,000	1,822,848	B

					8,802,875

Media	1.0%
Comcast Corp.		6.500%	1/15/17	3,400,000	3,195,503
News America Inc.		6.650%	11/15/37	70,000	58,711
Time Warner Inc.		5.500%	11/15/11	70,000	67,201
Time Warner Inc.		6.875%	5/1/12	1,288,000	1,277,047
Turner Broadcasting System Inc.		8.375%	7/1/13	1,483,000	1,530,988
Viacom Inc.		5.750%	4/30/11	410,000	398,311

					6,527,761

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Metals and Mining	0.2%
Alcoa Inc.		6.000%	7/15/13	$1,230,000	$1,206,890

Multi-Utilities	0.4%
Dominion Resources Inc.		4.750%	12/15/10	50,000	49,755
Dominion Resources Inc.		5.700%	9/17/12	1,596,000	1,580,631
MidAmerican Energy Holdings Co.		5.875%	10/1/12	827,000	819,739

					2,450,125

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	1,050,000	966,935
JC Penney Corp. Inc.		5.750%	2/15/18	610,000	512,473
May Department Stores Co.		5.750%	7/15/14	1,470,000	1,275,488

					2,754,896

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	2,240,000	2,135,706

Oil, Gas and Consumable Fuels	5.0%
Anadarko Petroleum Corp.		5.950%	9/15/16	3,200,000	2,941,168
ConocoPhillips		5.200%	5/15/18	2,450,000	2,286,090
Hess Corp.		6.650%	8/15/11	5,468,000	5,467,913
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	1,720,000	1,479,200	E
Kinder Morgan Energy Partners LP		6.000%	2/1/17	3,700,000	3,353,965	A
Occidental Petroleum Corp.		6.750%	1/15/12	1,310,000	1,412,139
Pemex Project Funding Master Trust		5.750%	3/1/18	190,000	179,797	E
Sonat Inc.		7.625%	7/15/11	3,954,000	4,001,586
The Williams Cos. Inc.		7.125%	9/1/11	600,000	591,000
The Williams Cos. Inc.		8.125%	3/15/12	1,540,000	1,555,893	A
The Williams Cos. Inc.		7.875%	9/1/21	720,000	720,000
The Williams Cos. Inc.		7.500%	1/15/31	310,000	282,094
The Williams Cos. Inc.		7.750%	6/15/31	750,000	700,927
The Williams Cos. Inc.		8.750%	3/15/32	2,040,000	2,091,734
XTO Energy Inc.		7.500%	4/15/12	859,000	899,608
XTO Energy Inc.		6.250%	4/15/13	1,645,000	1,646,232
XTO Energy Inc.		5.750%	12/15/13	200,000	192,004
XTO Energy Inc.		5.650%	4/1/16	1,682,000	1,571,656

					31,373,006

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products	0.3%
Willamette Industries Inc.		7.125%	7/22/13	$1,839,000	$1,879,377

Pharmaceuticals	0.3%
GlaxoSmithKline Capital Inc.		5.650%	5/15/18	1,690,000	1,604,523

Real Estate Investment Trusts (REITs)	0.4%
iStar Financial Inc.		5.500%	6/15/12	3,980,000	2,029,800
iStar Financial Inc.		5.950%	10/15/13	1,400,000	728,000

					2,757,800

Thrifts and Mortgage Finance	1.6%
Countrywide Financial Corp.		3.418%	3/24/09	1,170,000	1,142,051	A,C
Countrywide Financial Corp.		5.800%	6/7/12	4,400,000	3,716,944
Residential Capital LLC		6.111%	11/21/08	5,130,000	4,360,500	C
Residential Capital LLC		5.889%	4/17/09	1,300,000	598,000	C
Washington Mutual Inc.		4.625%	4/1/14	1,710,000	282,150	D
Washington Mutual Inc.		7.250%	11/1/17	1,110,000	183,150	A,D

					10,282,795

Tobacco	0.5%
Philip Morris International Inc.		5.650%	5/16/18	3,300,000	3,050,302

Wireless Telecommunication Services	0.9%
New Cingular Wireless Services Inc.		8.125%	5/1/12	3,000,000	3,199,740
Sprint Capital Corp.		8.375%	3/15/12	2,669,000	2,402,100
Vodafone Group PLC		5.350%	2/27/12	70,000	68,770

					5,670,610

Total Corporate Bonds and Notes (Cost—$219,833,123)					175,043,854
Asset-Backed Securities	2.2%

Fixed Rate Securities	0.2%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	37,060	36,084
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	579,085	436,998
Green Tree Financial Corp. 1994-6		8.900%	1/15/20	279,833	280,500
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	618,201	582,553

					1,336,135

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesC	1.8%
AFC Home Equity Loan Trust 2003-3		3.557%	10/25/30	$706,174	$400,522	E
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		4.457%	6/25/37	2,458,364	2,119,110
Countrywide Asset-Backed Certificates 2002-BC1		3.867%	4/25/32	340,687	252,681
Countrywide Asset-Backed Certificates 2005-6 M1		3.697%	12/25/35	1,950,000	1,503,086
Indymac Home Equity Loan Asset-Backed Trust 2001-A		3.467%	3/25/31	218,691	189,187
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		3.347%	11/25/35	439,010	435,257
MSDWCC Heloc Trust 2003-1		3.477%	11/25/15	527,287	451,975
Nelnet Student Loan Trust 2008-4 A4		4.280%	4/25/24	1,140,000	1,083,713
Washington Mutual Master Note Trust 2006-A3A A3		2.518%	9/16/13	5,180,000	4,629,077	E

					11,064,608

Variable Rate SecuritiesH	0.2%
Green Tree Financial Corp. 2008-A2		1.000%	3/1/38	2,170,000	1,586,812

Total Asset-Backed Securities (Cost—$15,238,394)					13,987,555
Mortgage-Backed Securities	7.2%

Fixed Rate Securities	2.0%
CS First Boston Mortgage Securities Corp. 2005-9 3A1		6.000%	10/25/35	1,825,999	1,555,624
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,663,449	3,760,357
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	1,822,327	1,535,128	E
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,597,328	1,978,792
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006		6.000%	6/25/34	3,929,177	3,929,492

					12,759,393

Indexed SecuritiesC	3.3%
Bayview Commercial Asset Trust 2005-1A A2		3.557%	4/25/35	1,380,264	1,157,182	E
Bear Stearns Structured Products Inc. 2007-R11 A1A		3.807%	9/27/37	1,828,578	1,824,114	E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Citigroup Mortgage Loan Trust Inc. 2005-11 A3		4.900%	12/25/35	$2,593,358	$2,265,373
Countrywide Home Loans 2003-49		3.697%	10/25/33	467,233	456,606
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1		4.428%	7/25/33	1,192,159	1,171,445
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.068%	9/19/35	1,288,364	1,194,802
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.250%	11/25/37	2,983,859	2,470,037
MASTR Adjustable Rate Mortgages Trust 2004-13		3.788%	11/21/34	6,815,190	5,523,603
Structured Asset Mortgage Investments Inc. 2004-AR8 A1		3.370%	5/19/35	1,709,985	1,173,853
Wells Fargo Mortgage-Backed Securities Trust 2004-S		3.621%	9/25/34	3,525,000	3,490,107

					20,727,122

Variable Rate SecuritiesH	1.9%
Banc of America Funding Corp. 2005-B		5.093%	4/20/35	1,764,579	1,465,895
Bear Stearns Alt-A Trust 2005-2		4.695%	4/25/35	1,398,625	1,184,301
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A		5.302%	10/25/35	1,565,188	1,369,023
Countrywide Home Loans 2004-20		5.459%	9/25/34	476,049	368,612
Merrill Lynch Mortgage Investors Inc. 2005-A2		4.487%	2/25/35	1,415,095	1,145,287
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.659%	2/25/34	2,004,974	1,860,611
MLCC Mortgage Investors Inc. 2005-1 2A1		4.952%	4/25/35	650,727	585,208
MLCC Mortgage Investors Inc. 2005-1 2A2		4.952%	4/25/35	2,025,023	1,748,361
SACO I Trust 2007-VA1 A		8.964%	6/25/21	1,781,373	1,839,721	E
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.548%	10/25/34	305,073	274,585

					11,841,604

Total Mortgage-Backed Securities (Cost—$49,746,940)					45,328,119
U.S. Government and Agency Obligations	14.1%

Fixed Rate Securities	12.3%
Fannie Mae		7.250%	1/15/10	162,000	170,289	A,S
Farmer Mac		4.875%	4/4/12	2,561,000	2,646,235

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
Farmer Mac		5.125%	4/19/17	$2,800,000	$2,860,681	E
Federal Home Loan Bank		3.625%	9/16/11	10,930,000	10,932,044	A
Federal Home Loan Bank		5.500%	7/15/36	130,000	136,674
Freddie Mac		3.750%	6/28/13	17,680,000	17,542,627	A,S
Freddie Mac		5.600%	10/17/13	400,000	400,521	S
Tennessee Valley Authority		5.625%	1/18/11	373,000	391,937
Tennessee Valley Authority		6.790%	5/23/12	2,747,000	3,015,096
Tennessee Valley Authority		5.980%	4/1/36	70,000	78,516
United States Treasury Bonds		8.875%	8/15/17	10,000	13,690
United States Treasury Notes		4.000%	8/31/09	6,900,000	7,029,913	A
United States Treasury Notes		4.625%	10/31/11	9,850,000	10,506,414	A
United States Treasury Notes		4.625%	7/31/12	8,690,000	9,310,518	A
United States Treasury Notes		4.125%	8/31/12	5,980,000	6,302,824	A
United States Treasury Notes		4.250%	11/15/17	5,880,000	6,094,067	A

					77,432,046

Treasury Inflation-Protected SecuritiesI	1.8%
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,064,075	1,061,913	A
United States Treasury Inflation-Protected Security		1.875%	7/15/15	1,394,116	1,372,442	A
United States Treasury Inflation-Protected Security		2.000%	1/15/16	1,557,932	1,539,067	A
United States Treasury Inflation-Protected Security		2.500%	7/15/16	794,970	813,665	A
United States Treasury Inflation-Protected Security		2.625%	7/15/17	1,825,144	1,879,613	A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,603,087	1,553,241	A
United States Treasury Inflation-Protected Security		2.000%	1/15/26	1,020,523	931,786	A
United States Treasury Inflation-Protected Security		2.375%	1/15/27	65,433	63,281	A
United States Treasury Inflation-Protected Security		1.750%	1/15/28	2,036,746	1,776,902	A

					10,991,910

Total U.S. Government and Agency Obligations (Cost—$88,035,674)					88,423,956

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	18.9%

Fixed Rate Securities	16.3%
Fannie Mae		6.500%	6/1/14 to 9/1/37	$1,577,324	$1,620,276	S
Fannie Mae		8.000%	9/1/15	31,041	32,443	S
Fannie Mae		9.500%	4/15/21	28,534	31,659	S
Fannie Mae		5.000%	6/1/35 to 2/1/36	12,193,391	11,903,290	S
Fannie Mae		6.000%	10/1/36 to 10/1/37	18,632,289	18,893,348	S
Fannie Mae		5.500%	7/1/38	3,886,132	3,878,293	S
Fannie Mae		5.000%	12/1/38	30,370,000	29,591,769	J,S
Fannie Mae		5.500%	12/1/38	1,500,000	1,495,782	J,S
Freddie Mac		6.500%	6/1/13 to 11/1/15	39,611	41,248	S
Freddie Mac		7.500%	4/1/17	1,292	1,339	S
Freddie Mac		9.300%	4/15/19	37,921	40,292	S
Freddie Mac		5.000%	11/1/35	432,936	422,400	S
Freddie Mac		5.500%	7/1/38	25,099,998	24,986,620	S
Freddie Mac		5.000%	12/1/38	491,000	478,264	J,S
Freddie Mac		5.500%	12/1/38	900,000	895,219	J,S
Freddie Mac		6.000%	12/1/38	100,000	101,219	J,S
Government National Mortgage Association		5.000%	12/1/38	8,100,000	7,943,062	J
Government National Mortgage Association		6.000%	12/1/38	100,000	101,469	J

					102,457,992

Indexed SecuritiesC	2.6%
Fannie Mae		5.200%	3/1/18	17,399	17,330	S
Fannie Mae		4.346%	11/1/34	444,027	444,651	S
Fannie Mae		4.223%	12/1/34	657,266	660,356	S
Fannie Mae		4.852%	1/1/35	2,952,177	3,002,169	S
Fannie Mae		3.790%	3/1/35	807,044	807,854	S
Fannie Mae		4.756%	4/1/35	765,198	768,859	S
Fannie Mae		5.745%	9/1/37	5,370,402	5,468,084	S
Freddie Mac		5.644%	1/1/19	7,459	7,537	S
Freddie Mac		4.345%	12/1/34	248,085	249,030	S
Freddie Mac		4.467%	12/1/34	1,203,846	1,216,595	S
Freddie Mac		4.102%	1/1/35	246,239	248,390	S
Freddie Mac		4.138%	1/1/35	399,739	401,872	S
Freddie Mac		4.682%	7/1/35	2,854,424	2,865,325	S

					16,158,052

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	$4,358	$3,810	K2,M,S
Freddie Mac		10.000%	3/1/21	3,849	860	K1,S

					4,670

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$118,221,696)					118,620,714
Yankee BondsL	9.3%

Aerospace and Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	984,148	1,028,366	E

Commercial Banks	4.1%
Barclays Bank PLC		7.434%	9/29/49	390,000	317,583	B,E
Barclays Bank PLC		7.700%	12/31/49	900,000	790,893	B,E
Glitnir Banki Hf		3.226%	1/21/11	4,430,000	3,370,836	C,E,R
Glitnir Banki Hf		3.625%	7/28/11	120,000	94,846	C,E,R
Glitnir Banki Hf		3.255%	1/18/12	100,000	76,114	C,E,R
Glitnir Banki Hf		6.375%	9/25/12	1,980,000	1,500,131	E,R
Glitnir Banki Hf		6.693%	6/15/16	910,000	481,745	B,E,R
HBOS Treasury Services PLC		4.000%	9/15/09	1,240,000	1,221,177	E
Kaupthing Bank Hf		5.750%	10/4/11	4,090,000	3,251,018	E,R
Landsbanki Islands Hf		6.100%	8/25/11	2,330,000	1,974,861	E,R
Landsbanki Islands Hf		7.431%	12/31/49	1,830,000	1,011,469	A,B,E,R
Resona Preferred Global Securities		7.191%	12/29/49	4,640,000	3,444,694	B,E
Royal Bank of Scotland Group PLC		9.118%	3/31/49	2,431,000	2,357,292
RSHB Capital SA		6.299%	5/15/17	270,000	192,753	E
Santander Issuances		5.805%	6/20/16	1,030,000	988,285	B,E
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	4,565,000	1,914,141	B,E
TuranAlem Finance BV		4.166%	1/22/09	970,000	873,000	C,E
VTB Capital SA for Vneshtorgbank		4.491%	11/2/09	1,850,000	1,665,000	C,E

					25,525,838

Diversified Financial Services	1.2%
Aiful Corp.		5.000%	8/10/10	3,491,000	2,711,809	E
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	3,402,000	2,574,664	B
TNK-BP Finance SA		6.875%	7/18/11	2,783,000	2,393,380	E

					7,679,853

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Diversified Telecommunication Services	1.9%
Deutsche Telekom International Finance BV		8.000%	6/15/10	$70,000		$72,666	F
Deutsche Telekom International Finance BV		5.750%	3/23/16	1,800,000		1,605,654	A
France Telecom SA		7.750%	3/1/11	2,428,000		2,548,162
Telecom Italia Capital SpA		5.250%	10/1/15	1,400,000		1,165,360
Telecom Italia Capital SpA		6.999%	6/4/18	2,000,000		1,795,300
Telefonica Emisiones S.A.U.		3.121%	2/4/13	5,230,000		4,889,108	C

						12,076,250

Energy Equipment and Services	0.3%
Transocean Inc.		5.250%	3/15/13	1,670,000		1,622,538

Foreign Government	N.M.
Russian Federation		7.500%	3/31/30	17,457		17,872	E

Industrial Conglomerates	0.4%
Tyco International Group SA		6.000%	11/15/13	2,358,000		2,310,581

Insurance	0.2%
Merna Reinsurance Ltd.		5.512%	6/30/12	1,300,000		1,243,060	C,E

Metals and Mining	0.5%
Vale Overseas Ltd.		6.250%	1/23/17	3,560,000		3,326,606

Oil, Gas and Consumable Fuels	0.4%
Anadarko Finance Co.		6.750%	5/1/11	720,000		736,844
Gazprom		6.212%	11/22/16	1,710,000		1,352,199	E
Gazprom		6.510%	3/7/22	940,000		676,800	E

						2,765,843

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	680,000		637,055

Total Yankee Bonds (Cost—$70,624,913)						58,233,862
Preferred Stocks	0.1%
Fannie Mae		8.250%		61,925	shs	134,997	A,S
Freddie Mac		8.375%		84,900		138,387	A,S

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Preferred Stocks—Continued
Home Ownership Funding Corp.		1.000%		600	shs	$94,967	E
Home Ownership Funding Corp. II		1.000%		1,800		282,695	E

Total Preferred Stocks (Cost—$5,612,735)						651,046

Total Long-Term Securities (Cost—$567,313,475)						500,289,106
Investment of Collateral From Securities Lending	17.7%
State Street Navigator Securities Lending Prime Portfolio				110,606,736		110,606,736

Total Investment of Collateral From Securities Lending (Cost—$110,606,736)						110,606,736
Short-Term Securities	23.2%

U.S. Government and Agency Obligations	16.9%
Fannie Mae		0.000%	12/15/08	$3,778,000		3,758,324	M,N,S
Fannie Mae		0.000%	1/20/09	38,600,000		38,263,177	A,M,S
Federal Home Loan Bank		0.000%	1/2/09	20,700,000		20,548,662	M
Federal Home Loan Bank		0.000%	1/15/09	43,600,000		43,236,681	M
Freddie Mac		0.000%	12/15/08	380,000		378,021	M,N,S

						106,184,865

Options PurchasedO	0.1%
Barclays Swaption Put, December 2008, Strike Price $1.40				5,100,000	P	108,120
Barclays Swaption Put, December 2008, Strike Price $1.45				4,100,000	P	82,000
Credit Suisse First Boston Swaption Put, December 2008, Strike Price $1.55				4,400,000	P	78,760
JP Morgan Swaption Put, December 2008, Strike Price $1.55				11,300,000	P	202,270

						471,150

Repurchase Agreements	6.2%
Goldman, Sachs & Company 1.00%, dated 9/30/08, to be repurchased at $34,027,945 on 10/1/08 (Collateral: $26,900,000 Tennessee Valley Authority, 7.125% due 5/1/30, value $34,701,000)				34,027,000		34,027,000

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreements—Continued
Morgan Stanley 1.15%, dated 9/30/08, to be repurchased at $4,526,145 on 10/1/08 (Collateral: $4,625,000 Freddie Mac Notes, 3.375% due 3/5/10, value $4,616,518)				$4,526,000	$4,526,000

					38,553,000

Total Short-Term Securities (Cost—$145,297,683)					145,209,015
Total Investments (Cost—$823,217,894)Q	120.6%				756,104,857
Obligation to Return Collateral From Securities Lending	(17.7)%				(110,606,736)
Other Assets Less Liabilities	(2.9)%				(18,319,816)

Net Assets	100.0%				$627,178,305

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedO
Eurodollar Futures	December 2008	92	$(115,610)
Eurodollar Futures	March 2009	1,264	189,767
Eurodollar Futures	June 2009	16	34,145
Eurodollar Futures	September 2009	16	36,145
U.S. Treasury Note Futures	December 2008	560	(538,605)
U.S. Treasury Note Futures	December 2008	474	230,642

			$(163,516)

Futures Contracts WrittenO
U.S. Treasury Note Futures	December 2008	180	$283,426

Options WrittenO
Barclays Swaption Put, Strike Price $1.97	December 2008	10,200,000	$(19,380)
Barclays Swaption Put, Strike Price $2.05	December 2008	8,200,000	81,180
Credit Suisse First Boston Swaption Put, Strike Price $2.05	December 2008	8,800,000	(35,200)
Eurodollar Futures Call, Strike Price $97.63	September 2009	16	2,020
Eurodollar Futures Put, Strike Price $96.63	March 2009	447	(29,139)
JP Morgan Swaption Put, Strike Price $2.05	December 2008	22,600,000	(67,800)

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenO—Continued
U.S. Treasury Bond Futures Call, Strike Price $118.00	November 2008	91	$(44,531)
U.S. Treasury Note Futures Call, Strike Price $114.00	October 2008	117	(13,906)
U.S. Treasury Note Futures Call, Strike Price $115.50	November 2008	209	(16,889)
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2008	211	(92,383)
U.S. Treasury Note Futures Call, Strike Price $118.00	November 2008	119	44,960
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2008	176	(6,380)
U.S. Treasury Note Futures Put, Strike Price $109.50	November 2008	209	(22,029)
U.S. Treasury Note Futures Put, Strike Price $110.00	October 2008	117	853
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2008	114	(12,805)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	91	(20,362)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	119	(69,392)

			$(321,183)

N.M.—Not Meaningful.

A	All or a portion of this security is on loan.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2008.

D	Bond is in default as of September 30, 2008.
E

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.01% of net assets.

F	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
I

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
M	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N	All or a portion of this security is collateral to cover futures and options contracts written.
O	Options and futures are described in more detail in the notes to financial statements.
P	Par represents actual number of contracts.
Q

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,630,726
Gross unrealized depreciation	(69,743,763)

Net unrealized depreciation	$(67,113,037)

R	Bond is in default subsequent to September 30, 2008.
S	On September 7, 2008, the Federal Housing Finance Authority placed Fannie Mae and Freddie Mac into conservatorship.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$677,920,211)		$610,895,842	A
Short-term securities at value (Cost—$145,297,683)		145,209,015
Receivable for securities sold		70,877,121
Interest receivable		6,367,686
Restricted cash pledged for swaps		5,850,000
Receivable for fund shares sold		255,925

Total assets		839,455,589

Liabilities:
Obligation to return collateral for securities loaned	$110,606,736
Payable for securities purchased	84,078,071
Cash overdraft	6,384,668
Swap contracts at value	4,576,616
Futures variation margin payable	2,619,941
Options written (Proceeds—$1,469,553)	1,790,736
Payable for fund shares repurchased	1,301,991
Income distribution payable	536,266
Accrued management fee	217,156
Amounts payable for open swaps	54,072
Accrued expenses	111,031

Total liabilities		212,277,284

Net Assets		$627,178,305

Net assets consist of:
Accumulated paid-in-capital		$696,168,865
Undistributed net investment income		1,730,581
Accumulated net realized loss on investments, options, futures and swaps		(752,474)
Net unrealized depreciation on investments, options, futures and swaps		(69,968,667)

Net Assets		$627,178,305

Net Asset Value Per Share:
Institutional Class (66,098,946 shares outstanding)		$9.49

A	The market value of securities on loan is $108,388,277.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$16,924,879
Dividends	120,299
Income from securities lending	473,733

Total income		$17,518,911
Expenses:
Management fees	1,388,441
Audit and legal fees	62,290
Custodian fees	42,554
Directors’ fees and expenses	10,423
Registration fees	14,392
Reports to shareholders:
Institutional Class	4,934
Transfer agent and shareholder servicing expense:
Institutional Class	18,659
Other expenses	18,199

	1,559,892
Less: Fees waived	(313)
Compensating balance credits	(139)

Net expenses		1,559,440

Net Investment Income		15,959,471
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	1,818,371
Options	736,685
Futures	1,922,451
Swaps	(764,135)

		3,713,372
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		(50,115,819)

Net Realized and Unrealized Loss on Investments		(46,402,447)

Change in Net Assets Resulting From Operations		$(30,442,976)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$15,959,471	$35,284,401

Net realized gain	3,713,372	11,725,679

Change in unrealized appreciation/(depreciation)	(50,115,819)	(19,855,767)

Change in net assets resulting from operations	(30,442,976)	27,154,313

Distributions to shareholders from:
Net investment income:
Institutional Class	(15,736,425)	(35,155,441)

Net realized gain on investments:
Institutional Class	(9,280,041)	—

Change in net assets from fund share transactions:
Institutional Class	(24,235,006)	75,139,298

Change in net assets	(79,694,448)	67,138,170

Net Assets:
Beginning of period	706,872,753	639,734,583

End of period	$627,178,305	$706,872,753

Undistributed net investment income	$1,730,581	$1,507,535

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$10.30		$10.43		$10.21		$10.51		$11.01		$10.92

Investment operations:
Net investment income	.23	A	.52	A	.49	A	.44	B	.38	B	.44	B
Net realized and unrealized gain/(loss)	(.68)		(.14)		.22		(.20)		(.22)		.36

Total from investment operations	(.45)		.38		.71		.24		.16		.80

Distributions from:
Net investment income	(.23)		(.51)		(.49)		(.44)		(.38)		(.44)
Net realized gain on investments	(.13)		—		—		(.10)		(.28)		(.27)

Total distributions	(.36)		(.51)		(.49)		(.54)		(.66)		(.71)

Net asset value, end of period	$9.49		$10.30		$10.43		$10.21		$10.51		$11.01

Total return	(4.48	)%C	3.77%		7.17%		2.37%		1.66%		7.58%

Ratios to Average Net Assets:D
Total expenses	.45	%E	.45%		.46%		.47%		.46%		.47%
Expenses net of waivers, if any	.45	%E	.45%		.45%		.45%		.45%		.45%
Expenses net of all reductions	.45	%E	.45%		.45%		.45%		.45%		.45%
Net investment income	4.6	%E	5.0%		4.8%		4.3%		3.6%		4.0%

Supplemental Data:
Portfolio turnover rate	117.5	%C	239.0%		244.1%		266.1%		215.7%		255.1%
Net assets, end of period (in thousands)	$627,178		$706,873		$639,735		$739,492		$660,480		$587,229

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Intermediate Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00	$945.40	$2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.71	2.38

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.47% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Intermediate Plus Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A

Index returns are for periods beginning March 31, 2004. Formerly: Lehman Brothers Intermediate Government/Credit Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s Portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor’s

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	77.3%

Corporate Bonds and Notes	34.4%

Aerospace and Defense	0.4%
United Technologies Corp.		5.375%	12/15/17	$350,000		$338,318

Air Freight and Logistics	0.2%
United Parcel Service Inc.		4.500%	1/15/13	200,000		202,162

Airlines	0.2%
Delta Air Lines Inc.		7.570%	11/18/10	200,000		181,000

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	380,000		370,835
Ford Motor Co.		7.450%	7/16/31	110,000		47,300
General Motors Corp.		8.375%	7/5/33	50,000	EUR	26,732
General Motors Corp.		8.375%	7/15/33	120,000		48,000

						492,867

Capital Markets	2.3%
Goldman Sachs Capital II		5.793%	12/29/49	1,320,000		579,889	A
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	920,000		92	A,B
Lehman Brothers Holdings Capital Trust VIII		3.640%	5/29/49	20,000		2	B,C
Lehman Brothers Holdings Inc.		4.500%	7/26/10	140,000		17,500	B
Merrill Lynch and Co. Inc.		5.700%	5/2/17	420,000		343,776
Merrill Lynch and Co. Inc.		6.875%	4/25/18	220,000		194,645
Morgan Stanley		5.550%	4/27/17	310,000		192,178
The Bear Stearns Cos. Inc.		6.400%	10/2/17	510,000		476,288
The Bear Stearns Cos. Inc.		7.250%	2/1/18	330,000		317,584

						2,121,954

Chemicals	0.8%
The Dow Chemical Co.		6.000%	10/1/12	660,000		667,451
The Dow Chemical Co.		5.700%	5/15/18	70,000		64,483

						731,934

Commercial Banks	1.6%
Comerica Capital Trust II		6.576%	2/20/37	130,000		59,719	A
SunTrust Capital VIII		6.100%	12/15/36	80,000		49,303	A
Wachovia Capital Trust III		5.800%	8/29/49	1,350,000		567,000	A
Wells Fargo and Co.		5.250%	10/23/12	270,000		259,159
Wells Fargo Capital X		5.950%	12/15/36	640,000		527,576

						1,462,757

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Services and Supplies	0.5%
Waste Management Inc.		7.375%	8/1/10	$460,000	$476,343

Consumer Finance	5.5%
American Express Co.		6.800%	9/1/66	710,000	606,897	A
Ford Motor Credit Co.		5.538%	1/13/12	1,160,000	742,103	C
Ford Motor Credit Co.		7.241%	4/15/12	1,200,000	1,109,410	C
GMAC LLC		6.875%	9/15/11	700,000	312,331
GMAC LLC		6.000%	12/15/11	1,180,000	524,674
GMAC LLC		6.750%	12/1/14	40,000	15,353
John Deere Capital Corp.		5.100%	1/15/13	100,000	98,082
Nelnet Inc.		7.400%	9/29/36	250,000	168,842	A
SLM Corp.		3.100%	1/27/14	700,000	399,353	C
Toyota Motor Credit Corp.		2.060%	8/5/09	1,000,000	999,582	C

					4,976,627

Diversified Financial Services	3.5%
AGFC Capital Trust I		6.000%	1/15/67	520,000	139,676	A,D
BAC Capital Trust XIII		3.219%	3/15/43	120,000	83,962	C
BAC Capital Trust XIV		5.630%	12/31/49	10,000	5,175	A
Bank of America Corp.		8.000%	12/29/49	300,000	237,560	A
Beaver Valley II Funding		9.000%	6/1/17	203,000	217,021
Capmark Financial Group Inc.		5.875%	5/10/12	350,000	174,473	E
General Electric Capital Corp.		5.625%	5/1/18	390,000	329,658
General Electric Capital Corp.		6.375%	11/15/67	380,000	307,485	A
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	450,000	353,250	A,D
ILFC E-Capital Trust I		5.900%	12/21/65	170,000	51,247	A,D
JPMorgan Chase Capital XXII		6.450%	2/2/37	380,000	275,326	A
Kaupthing Bank Hf		7.625%	2/28/15	360,000	336,960	D,F,Q
The Williams Cos. Inc. Credit Linked Certificate Trust		6.750%	4/15/09	170,000	169,439	D
The Williams Cos. Inc. Credit Linked Certificate Trust		6.051%	5/1/09	255,000	252,998	C,D
TNK-BP Finance SA		7.500%	3/13/13	100,000	79,000	D
ZFS Finance USA Trust II		6.450%	12/15/65	240,000	172,802	A,D

					3,186,032

Diversified Telecommunication Services	1.0%
Citizens Communications Co.		7.875%	1/15/27	40,000	30,000
Embarq Corp.		6.738%	6/1/13	110,000	96,956
Embarq Corp.		7.082%	6/1/16	250,000	202,610

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Qwest Communications International Inc.		6.304%	2/15/09	$67,000	$66,163	C
Qwest Communications International Inc.		7.500%	2/15/14	90,000	77,850
Qwest Corp.		6.069%	6/15/13	70,000	59,500	C
Verizon Global Funding Corp.		7.250%	12/1/10	350,000	364,206
Windstream Corp.		8.625%	8/1/16	30,000	27,675

					924,960

Electric Utilities	1.2%
Duke Energy Corp.		6.250%	1/15/12	200,000	205,904
Duke Energy Corp.		5.625%	11/30/12	160,000	162,048
Energy Future Holdings Corp.		11.250%	11/1/17	250,000	211,250	D,G
Exelon Corp.		6.750%	5/1/11	300,000	302,256
FirstEnergy Corp.		7.375%	11/15/31	20,000	18,595
IPALCO Enterprises Inc.		7.250%	4/1/16	190,000	181,450	D

					1,081,503

Energy Equipment and Services	0.1%
Key Energy Services Inc.		8.375%	12/1/14	70,000	67,200

Food and Staples Retailing	0.6%
Safeway Inc.		6.500%	3/1/11	220,000	226,694
Wal-Mart Stores Inc.		4.250%	4/15/13	370,000	363,156

					589,850

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200,000	199,890

Health Care Providers and Services	1.6%
DaVita Inc.		7.250%	3/15/15	30,000	28,500
HCA Inc.		8.750%	9/1/10	50,000	49,250
HCA Inc.		6.250%	2/15/13	30,000	25,050
HCA Inc.		6.750%	7/15/13	70,000	58,800
HCA Inc.		9.125%	11/15/14	10,000	9,725
HCA Inc.		9.250%	11/15/16	90,000	87,525
HCA Inc.		9.625%	11/15/16	60,000	57,000	G
Quest Diagnostics Inc.		7.500%	7/12/11	320,000	339,902
Tenet Healthcare Corp.		9.875%	7/1/14	170,000	165,750
UnitedHealth Group Inc.		6.000%	11/15/17	440,000	402,631
Universal Health Services Inc.		6.750%	11/15/11	240,000	254,046

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services—Continued
WellPoint Inc.		5.875%	6/15/17	$10,000	$9,257

					1,487,436

Independent Power Producers and Energy Traders	0.9%
Dynegy Holdings Inc.		7.750%	6/1/19	70,000	56,000
Edison Mission Energy		7.625%	5/15/27	70,000	56,700
Mirant Mid Atlantic LLC		9.125%	6/30/17	89,453	96,847
NRG Energy Inc.		7.375%	2/1/16	60,000	54,000
The AES Corp.		7.750%	10/15/15	50,000	45,375
The AES Corp.		8.000%	6/1/20	160,000	140,000	D
TXU Corp.		5.550%	11/15/14	480,000	358,203

					807,125

Insurance	1.2%
Allstate Life Global Funding Trust		5.375%	4/30/13	300,000	289,603
American International Group Inc.		5.850%	1/16/18	40,000	20,078
American International Group Inc.		8.250%	8/15/18	100,000	58,097	D
Genworth Life Insurance Co.		5.875%	5/3/13	190,000	175,710	D
MetLife Capital Trust IV		7.875%	12/15/37	450,000	308,399	A,D
MetLife Inc.		6.400%	12/15/36	10,000	6,234	A
Metropolitan Life Global Funding I		5.125%	4/10/13	190,000	184,581	D
The Travelers Cos. Inc.		6.250%	3/15/37	30,000	23,074	A

					1,065,776

IT Services	N.M.
SunGard Data Systems Inc.		10.250%	8/15/15	30,000	26,025

Machinery	N.M.
Terex Corp.		7.375%	1/15/14	20,000	18,200

Media	1.4%
Comcast Corp.		6.500%	1/15/17	510,000	479,326
CSC Holdings Inc.		7.625%	4/1/11	60,000	57,600
EchoStar DBS Corp.		7.125%	2/1/16	130,000	104,325
Idearc Inc.		8.000%	11/15/16	90,000	24,525
News America Inc.		5.300%	12/15/14	220,000	209,129
News America Inc.		6.650%	11/15/37	10,000	8,387
Time Warner Inc.		6.875%	5/1/12	200,000	198,299
Turner Broadcasting System Inc.		8.375%	7/1/13	130,000	134,207

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
Viacom Inc.		5.750%	4/30/11	$60,000	$58,289

					1,274,087

Metals and Mining	0.7%
Alcoa Inc.		6.000%	7/15/13	190,000	186,430
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	410,000	403,850
Steel Dynamics Inc.		7.750%	4/15/16	50,000	44,500	D

					634,780

Multi-Utilities	0.3%
Dominion Resources Inc.		5.700%	9/17/12	280,000	277,304

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	140,000	128,925
JC Penney Corp. Inc.		5.750%	2/15/18	80,000	67,210
May Department Stores Co.		5.750%	7/15/14	210,000	182,212

					378,347

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	300,000	286,032

Oil, Gas and Consumable Fuels	4.9%
Anadarko Petroleum Corp.		5.950%	9/15/16	220,000	202,205
Chesapeake Energy Corp.		7.250%	12/15/18	55,000	50,600
ConocoPhillips		5.200%	5/15/18	370,000	345,246
El Paso Corp.		7.000%	5/15/11	80,000	79,833
El Paso Corp.		6.875%	6/15/14	540,000	498,026
El Paso Corp.		7.000%	6/15/17	200,000	178,673
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	250,000	215,000	D
Kerr-McGee Corp.		6.875%	9/15/11	650,000	667,161
Kinder Morgan Energy Partners LP		6.000%	2/1/17	470,000	426,044
Occidental Petroleum Corp.		6.750%	1/15/12	200,000	215,594
Pemex Project Funding Master Trust		5.750%	3/1/18	250,000	236,575	D
SemGroup LP		8.750%	11/15/15	20,000	2,000	B,D,F
The Williams Cos. Inc.		4.791%	10/1/10	280,000	274,823	C,D
The Williams Cos. Inc.		6.375%	10/1/10	60,000	58,800	D
The Williams Cos. Inc.		7.875%	9/1/21	110,000	110,000
The Williams Cos. Inc.		7.500%	1/15/31	40,000	36,399
The Williams Cos. Inc.		7.750%	6/15/31	110,000	102,803
The Williams Cos. Inc.		8.750%	3/15/32	10,000	10,254

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
XTO Energy Inc.		7.500%	4/15/12	$100,000	$104,727
XTO Energy Inc.		6.250%	4/15/13	190,000	190,142
XTO Energy Inc.		5.650%	4/1/16	460,000	429,823

					4,434,728

Paper and Forest Products	0.2%
Weyerhaeuser Co.		6.750%	3/15/12	180,000	177,901

Pharmaceuticals	0.3%
GlaxoSmithKline Capital Inc.		5.650%	5/15/18	250,000	237,355

Real Estate Investment Trusts (REITs)	0.5%
iStar Financial Inc.		5.500%	6/15/12	470,000	239,700
iStar Financial Inc.		5.950%	10/15/13	310,000	161,200
Ventas Inc.		9.000%	5/1/12	30,000	31,275

					432,175

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	150,000	51,000

Road and Rail	N.M.
Hertz Corp.		10.500%	1/1/16	50,000	41,750

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	90,000	62,100

Thrifts and Mortgage Finance	1.1%
Countrywide Financial Corp.		3.418%	3/24/09	230,000	224,506	C
Countrywide Financial Corp.		5.800%	6/7/12	600,000	506,856
Residential Capital LLC		6.111%	11/21/08	80,000	68,000	C
Residential Capital LLC		5.889%	4/17/09	200,000	92,000	C
Residential Capital LLC		5.912%	5/22/09	160,000	72,000	C,E
Washington Mutual Inc.		4.625%	4/1/14	190,000	31,350	B
Washington Mutual Inc.		7.250%	11/1/17	235,000	38,775	B

					1,033,487

Tobacco	0.4%
Philip Morris International Inc.		5.650%	5/16/18	400,000	369,734

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Wireless Telecommunication Services	1.4%
New Cingular Wireless Services Inc.		8.125%	5/1/12	$400,000	$426,632
Sprint Capital Corp.		8.375%	3/15/12	590,000	531,000
Vodafone Group PLC		5.350%	2/27/12	330,000	324,202

					1,281,834

Total Corporate Bonds and Notes (Cost—$39,790,799)					31,410,573
Asset-Backed Securities	1.4%

Indexed SecuritiesC	1.4%
Countrywide Asset-Backed Certificates 2005-6 M1		3.697%	12/25/35	320,000	246,660
GSAA Home Equity Trust 2007-7 A4		3.477%	7/25/37	410,000	158,843
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		3.347%	11/25/35	62,445	61,912
Nelnet Student Loan Trust 2008-4 A4		4.280%	4/25/24	170,000	161,606
Washington Mutual Master Note Trust 2006-A3A A3		2.518%	9/15/13	700,000	625,551	D

Total Asset-Backed Securities (Cost—$1,454,693)					1,254,572
Mortgage-Backed Securities	4.1%

Fixed Rate Securities	0.5%
CS First Boston Mortgage Securities Corp. 2005-9 3A1		6.000%	10/25/35	299,923	255,513
Residential Accredit Loans Inc. 2006-QS8 A2		6.000%	8/25/36	400,000	221,052
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1		7.000%	3/25/34	16,257	15,322

					491,887

Indexed SecuritiesC	1.4%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.068%	9/19/35	130,166	120,714
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.250%	11/25/37	408,748	338,361
MASTR Adjustable Rate Mortgages Trust 2004-13		3.788%	11/21/34	550,000	445,766
MLCC Mortgage Investors Inc. 2004-B		4.590%	5/25/29	11,494	10,442
Residential Accredit Loans Inc. 2007-QS1 2A2		3.567%	1/25/37	671,021	378,149

					1,293,432

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate SecuritiesH	2.2%
Banc of America Funding Corp. 2005-B		5.093%	4/20/35	$143,759	$119,426
Bear Stearns Alt-A Trust 2005-2		4.695%	4/25/35	105,677	89,483
Countrywide Home Loans 2004-20		5.459%	9/25/34	11,393	8,821
JP Morgan Mortgage Trust 2004-A3		4.298%	7/25/34	406,501	380,167
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1		5.652%	11/25/35	303,323	243,323	D
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.659%	2/25/34	277,062	257,113
MLCC Mortgage Investors Inc. 2005-1 2A1		4.952%	4/25/35	47,945	43,117
MLCC Mortgage Investors Inc. 2005-1 2A2		4.952%	4/25/35	155,819	134,531
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		4.700%	6/25/34	145,258	126,586
Washington Mutual Inc. 2005-AR12		4.833%	10/25/35	377,804	322,952
Washington Mutual Inc. 2005-AR4		4.669%	4/25/35	300,000	242,220

					1,967,739

Total Mortgage-Backed Securities (Cost—$4,333,284)					3,753,058
U.S. Government and Agency Obligations	12.3%

Fixed Rate Securities	10.8%
Farmer Mac		5.125%	4/19/17	400,000	408,669	D
Federal Home Loan Bank		3.625%	9/16/11	3,760,000	3,760,703
Federal Home Loan Bank		5.000%	12/21/15	540,000	554,145
Federal Home Loan Bank		5.500%	7/15/36	10,000	10,513
Freddie Mac		3.750%	6/28/13	600,000	595,338	R
Tennessee Valley Authority		5.625%	1/18/11	10,000	10,508
Tennessee Valley Authority		6.790%	5/23/12	210,000	230,495
Tennessee Valley Authority		5.980%	4/1/36	10,000	11,217
United States Treasury Bonds		8.875%	8/15/17	30,000	41,070
United States Treasury Notes		4.000%	8/31/09	790,000	804,874
United States Treasury Notes		4.625%	10/31/11	470,000	501,321
United States Treasury Notes		4.625%	7/31/12	1,370,000	1,467,826
United States Treasury Notes		4.125%	8/31/12	540,000	569,151
United States Treasury Notes		4.250%	11/15/17	870,000	901,673

					9,867,503

Treasury Inflation-Protected SecuritiesI	1.5%
United States Treasury Inflation-Protected Security		2.000%	1/15/14	214,243	213,808

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		1.875%	7/15/15	$146,987	$144,702
United States Treasury Inflation-Protected Security		2.000%	1/15/16	199,451	197,036
United States Treasury Inflation-Protected Security		2.500%	7/15/16	108,900	111,461
United States Treasury Inflation-Protected Security		2.625%	7/15/17	254,671	262,272
United States Treasury Inflation-Protected Security		2.375%	1/15/25	81,671	79,132
United States Treasury Inflation-Protected Security		2.000%	1/15/26	110,806	101,171
United States Treasury Inflation-Protected Security		2.375%	1/15/27	5,453	5,273
United States Treasury Inflation-Protected Security		1.750%	1/15/28	283,465	247,301

					1,362,156

Total U.S. Government and Agency Obligations (Cost—$11,175,877)					11,229,659
U.S. Government Agency Mortgage- Backed Securities	14.9%

Fixed Rate Securities	13.0%
Fannie Mae		5.000%	6/1/35 to 2/1/36	1,784,242	1,741,814	R
Fannie Mae		5.500%	7/1/38	692,469	691,072	R
Fannie Mae		5.000%	12/1/38	3,220,000	3,137,488	J,R
Fannie Mae		5.500%	12/1/38	1,000,000	997,188	J,R
Freddie Mac		5.500%	4/1/38	3,900,000	3,882,383	R
Freddie Mac		5.000%	12/1/38	100,000	97,406	J,R
Freddie Mac		5.500%	12/1/38	100,000	99,469	J,R
Government National Mortgage Association		5.000%	12/1/38	1,200,000	1,176,750	J

					11,823,570

Indexed SecuritiesC	1.9%
Fannie Mae		4.291%	12/1/34	415,569	418,292	R

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage- Backed Securities—Continued

Indexed Securities—Continued
Fannie Mae		4.504%	9/1/35	$204,225	$205,761	R
Fannie Mae		5.855%	8/1/37	373,004	373,423	R
Freddie Mac		4.102%	1/1/35	18,065	18,223	R
Freddie Mac		4.138%	1/1/35	29,945	30,105	R
Freddie Mac		6.097%	9/1/37	711,319	728,123	R

					1,773,927

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$13,545,854)					13,597,497
Yankee BondsK	10.1%

Commercial Banks	3.8%
Banco Santiago SA		3.164%	12/9/09	200,000	197,002	C,D
Barclays Bank PLC		7.700%	12/31/49	100,000	87,877	A,D
Glitnir Banki Hf		3.226%	1/21/11	640,000	486,983	C,D,Q
Glitnir Banki Hf		3.255%	1/18/12	100,000	76,114	C,D,Q
Glitnir Banki Hf		6.375%	9/25/12	260,000	196,987	D,Q
Glitnir Banki Hf		6.693%	6/15/16	100,000	52,939	A,D,Q
Kaupthing Bank Hf		5.750%	10/4/11	580,000	461,025	D,Q
Landsbanki Islands Hf		6.100%	8/25/11	330,000	279,701	D,Q
Landsbanki Islands Hf		7.431%	10/19/17	250,000	138,179	A,D,Q
Resona Preferred Global Securities		7.191%	12/29/49	680,000	504,826	A,D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	180,000	174,542
Santander Issuances		5.805%	6/20/16	140,000	134,330	A,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	650,000	272,550	A,D
TuranAlem Finance BV		4.166%	1/22/09	130,000	117,000	C,D
VTB Capital SA for Vneshtorgbank		4.491%	11/2/09	280,000	252,000	C,D

					3,432,055

Diversified Financial Services	1.1%
Aiful Corp.		5.000%	8/10/10	390,000	302,952	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	450,000	340,564	A
TNK-BP Finance SA		6.875%	7/18/11	380,000	326,800	D

					970,316

Diversified Telecommunication Services	3.3%
British Telecommunications PLC		8.625%	12/15/10	350,000	365,806	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	500,000	446,015
France Telecom SA		7.750%	3/1/11	400,000	419,796
Intelsat Bermuda Ltd.		11.250%	6/15/16	30,000	29,175

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Diversified Telecommunication Services—Continued
Koninklijke (Royal) KPN NV		8.000%	10/1/10	$450,000	$471,546
Telecom Italia Capital SpA		5.250%	10/1/15	420,000	349,608
Telecom Italia Capital SpA		6.999%	6/4/18	110,000	98,741
Telefonica Emisiones S.A.U.		3.121%	2/4/13	680,000	635,678	C
VIP Finance Ireland Ltd		8.375%	4/30/13	260,000	206,718	D

					3,023,083

Energy Equipment and Services	0.2%
Transocean Inc.		5.250%	3/15/13	220,000	213,748

Foreign Government	N.M.
United Mexican States		6.750%	9/27/34	9,000	9,045

Health Care Equipment and Supplies	0.2%
Baxter Finco BV		4.750%	10/15/10	220,000	224,292

Industrial Conglomerates	0.5%
Tyco International Group SA		6.000%	11/15/13	460,000	450,749

Metals and Mining	0.7%
Evraz Group SA		8.875%	4/24/13	220,000	167,200	D
Vale Overseas Ltd.		6.250%	1/23/17	370,000	345,743
Vedanta Resources PLC		8.750%	1/15/14	130,000	115,934	D

					628,877

Oil, Gas and Consumable Fuels	0.2%
Gazprom		6.212%	11/22/16	40,000	31,630	D
Gazprom		6.510%	3/7/22	110,000	79,200	D
OPTI Canada Inc.		8.250%	12/15/14	100,000	89,500

					200,330

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	100,000	93,685

Total Yankee Bonds (Cost—$11,075,168)					9,246,180

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Preferred Stocks	0.1%
Fannie Mae		8.250%		8,850	shs	$19,293	R
Freddie Mac		8.375%		12,075		19,682	R

Total Preferred Stocks (Cost—$523,125)						38,975

Total Long-Term Securities (Cost—$81,898,800)						70,530,514
Short-Term Securities	23.3%

U.S. Government and Agency Obligations	18.2%
Fannie Mae		0.000%	12/15/08	$705,000		701,328	L,M,R
Fannie Mae		0.000%	12/26/08	50,000		49,701	L,R
Fannie Mae		0.000%	12/22/08	40,000		39,772	L,R
Fannie Mae		0.000%	1/20/09	6,500,000		6,443,281	L,R
Federal Home Loan Bank		0.000%	1/2/09	2,900,000		2,878,798	L
Federal Home Loan Bank		0.000%	1/15/09	6,500,000		6,445,836	L
Freddie Mac		0.000%	12/15/08	60,000		59,688	L,M,R

						16,618,404

Options PurchasedN	0.2%
Barclays Swaption Put, December 2008, Strike Price $1.40				700,000	O	14,840
Barclays Swaption Put, December 2008, Strike Price $1.45				600,000	O	12,000
Barclays Swaption Put, December 2008, Strike Price $1.55				700,000	O	12,530
Euribor Futures Call, January 2009, Strike Price $96.00				102	O	95,075
JP Morgan Swaption Put, December 2008, Strike Price $1.55				1,500,000	O	26,850

						161,295

Repurchase Agreement	4.9%
Goldman Sachs & Company 1.00%, dated 9/30/08, to be repurchased at $4,442,123 on 10/1/08 (Collateral: $3,515,000 Tennessee Valley Authority bond, 7.125%, due 5/1/30, value $4,534,350)				4,442,000		4,442,000

Total Short-Term Securities (Cost—$21,192,835)						21,221,699
Total Investments (Cost—$103,091,635)P	100.6%					91,752,213
Other Assets Less Liabilities	(0.6)%					(545,474)

Net Assets	100.0%					$91,206,739

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedN
Euribor Futures	December 2008	37	(87,948)
Euribor Futures	March 2009	18	12,852
Eurodollar Futures	December 2008	15	(18,363)
Eurodollar Futures	March 2009	177	77,340
Eurodollar Futures	June 2009	3	6,385
Eurodollar Futures	September 2009	3	6,760
LIBOR Futures	March 2009	45	76,990
Sterling Futures	December 2008	29	(78,765)
U.S. Treasury Note Futures	December 2008	35	(38,909)
U.S. Treasury Note Futures	December 2008	122	51,773

			$8,115

Futures Contracts WrittenN
U.S. Treasury Note Futures	December 2008	24	$37,661

Options WrittenN
Barclays Swaption Put, Strike Price $1.97	December 2008	1,400,000	(2,660)
Barclays Swaption Put, Strike Price $2.05	December 2008	1,200,000	—
Barclays Swaption Put, Strike Price $2.05	December 2008	1,400,000	(6,580)
Eurodollar Futures Call, Strike Price $97.63	September 2009	3	654
Eurodollar Futures Put, Strike Price $96.63	March 2009	66	(4,288)
JP Morgan Swaption Call, Strike Price $0.91	November 2008	800,000	5,105
JP Morgan Swaption Put, Strike Price $0.91	November 2008	800,000	(5,003)
JP Morgan Swaption Put, Strike Price $2.05	December 2008	3,000,000	(9,000)
U.S. Treasury Bond Futures Call, Strike Price $118.00	November 2008	13	(6,362)
U.S. Treasury Note Futures Call, Strike Price $114.00	October 2008	17	(1,999)
U.S. Treasury Note Futures Call, Strike Price $115.50	November 2008	30	(2,431)
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2008	30	(13,119)
U.S. Treasury Note Futures Call, Strike Price $118.00	November 2008	17	6,423
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2008	25	(906)
U.S. Treasury Note Futures Put, Strike Price $109.50	November 2008	30	(3,150)
U.S. Treasury Note Futures Put, Strike Price $110.00	October 2008	17	103
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2008	16	(1,799)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	13	(2,909)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	17	(9,913)

			$(57,834)

N.M.—Not Meaningful.

A

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B	Bond is in default as of September 30, 2008.

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.32% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
I

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
L	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
M	All or a portion of this security is collateral to cover futures and options contracts written.
N	Options and futures are described in more detail in the notes to financial statements.
O	Par represents actual number of contracts.
P

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$370,247
Gross unrealized depreciation	(11,709,669)

Net unrealized depreciation	$(11,339,422)

Q	Bond is in default subsequent to September 30, 2008.
R	On September 7, 2008, the Federal Housing Finance Authority placed Fannie Mae and Freddie Mac into conservatorship.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EUR—Euro

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Plus Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$81,898,800)		$70,530,514
Short-term securities at value (Cost—$21,192,835)		21,221,699
Foreign currency at value (Cost—$295,505)		263,609
Receivable for securities sold		7,597,485
Interest receivable		1,224,900
Deposits with brokers for open futures contracts		417,767
Unrealized appreciation of forward foreign currency contracts		375,597
Restricted cash pledged for swaps		300,000

Total assets		101,931,571

Liabilities:
Payable for securities purchased	$8,860,755
Swap contracts at value	600,490
Futures variation margin payable	433,939
Options written (Proceeds—$241,951)	299,785
Amounts payable for open swaps	190,396
Unrealized depreciation of forward foreign currency contracts	151,177
Payable for fund shares repurchased	60,000
Income distribution payable	26,642
Accrued management fee	20,446
Cash overdraft	16,353
Accrued expenses	64,849

Total liabilities		10,724,832

Net Assets		$91,206,739

Net assets consist of:
Accumulated paid-in-capital		$104,045,347
Undistributed net investment income		73,924
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(1,443,554)
Net unrealized depreciation on investments, options, futures, swaps and foreign currency translations		(11,468,978)

Net Assets		$91,206,739

Net Asset Value Per Share:
Institutional Class (10,471,211 shares outstanding)		$8.71

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Plus Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$2,621,970
Dividends	15,447

Total income		$2,637,417
Expenses:
Management fees	202,248
Audit and legal fees	52,585
Custodian fees	15,036
Directors’ fees and expenses	1,721
Registration fees	11,800
Reports to shareholders:
Institutional Class	146
Transfer agent and shareholder servicing expense:
Institutional Class	7,316
Other expenses	18,034

	308,886
Less: Fees waived	(73,658)
Compensating balance credits	(19)

Net expenses		235,209

Net Investment Income		2,402,208
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(343,948)
Options	106,937
Futures	80,086
Swaps	(102,156)
Foreign currency transactions	(116,398)

		(375,479)
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps and foreign currency translations	(7,335,703)
Assets and liabilities denominated in foreign currency	1,560

		(7,334,143)

Net Realized and Unrealized Loss on Investments		(7,709,622)

Change in Net Assets Resulting From Operations		$(5,307,414)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$2,402,208	$5,072,758

Net realized gain/(loss)	(375,479)	1,686,370

Change in unrealized appreciation/(depreciation)	(7,334,143)	(4,387,095)

Change in net assets resulting from operations	(5,307,414)	2,372,033

Distributions to shareholders from:
Net investment income:
Institutional Class	(2,362,353)	(4,962,617)
Net realized gain on investments:
Institutional Class	(2,548,887)	(254,925)

Change in net assets from fund share transactions:
Institutional Class	(9,388,375)	26,837,152

Change in net assets	(19,607,029)	23,991,643

Net Assets:
Beginning of period	110,813,768	86,822,125

End of period	$91,206,739	$110,813,768

Undistributed net investment income	$73,924	$34,069

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008		2007		2006		2005
	(Unaudited)
Net asset value, beginning of period	$9.67		$9.95		$9.74		$9.86		$10.00

Investment operations:
Net investment income	.22	A	.49	A	.45	A	.40	B	.32	B
Net realized and unrealized gain/(loss)	(.72)		(.26)		.21		(.11)		(.14)

Total from investment operations	(.50)		.23		.66		.29		.18

Distributions from:
Net investment income	(.22)		(.49)		(.45)		(.41)		(.32)
Net realized gain on investments	(.24)		(.02)		—		—		—

Total distributions	(.46)		(.51)		(.45)		(.41)		(.32)

Net asset value, end of period	$8.71		$9.67		$9.95		$9.74		$9.86

Total return	(5.46	)%C	2.35%		6.98%		2.99%		1.81%

Ratios to Average Net Assets:D
Total expenses	.61	%E	.58%		.63%		.76%		1.22%
Expenses net of waivers, if any	.47	%E	.45%		.45%		.45%		.45%
Expenses net of all reductions	.47	%E	.45%		.45%		.45%		.45%
Net investment income	4.8	%E	5.0%		4.6%		4.1%		3.1%

Supplemental Data:
Portfolio turnover rate	135.2	%C	300.0%		312.2%		368.6%		463.5%
Net assets, end of period (in thousands)	$91,207		$110,814		$86,822		$69,908		$40,637

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Limited Duration Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2008 and held through September 30, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00	$946.20	$2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.96	2.13

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.42% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Limited Duration Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2003.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor's.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	95.1%

Corporate Bonds and Notes	19.2%

Aerospace and Defense	0.2%
United Technologies Corp.		5.375%	12/15/17	$240,000	$231,989

Air Freight and Logistics	0.2%
United Parcel Service Inc.		4.500%	1/15/13	200,000	202,162

Airlines	1.1%
Continental Airlines Inc.		7.056%	9/15/09	50,000	49,125
Continental Airlines Inc.		6.900%	1/2/18	305,169	268,549
Continental Airlines Inc.		6.545%	8/2/20	275,658	234,309
Continental Airlines Inc.		6.703%	6/15/21	215,641	181,138
Northwest Airlines Inc.		3.560%	5/20/14	451,559	374,794	A

					1,107,915

Capital Markets	2.0%
Goldman Sachs Capital II		5.793%	12/29/49	1,440,000	632,606	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	570,000	57	B,C
Lehman Brothers Holdings Inc.		6.500%	7/19/17	200,000	250	C
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400,000	375,053
Merrill Lynch and Co. Inc.		6.150%	4/25/13	450,000	415,826
Morgan Stanley		6.600%	4/1/12	200,000	145,276
The Bear Stearns Cos. Inc.		6.400%	10/2/17	230,000	214,796
The Goldman Sachs Group Inc.		6.600%	1/15/12	210,000	195,760

					1,979,624

Chemicals	0.1%
The Dow Chemical Co.		5.700%	5/15/18	60,000	55,271

Commercial Banks	1.4%
HSBC Bank PLC		5.616%	7/20/12	500,000	360,699	A,D
HSBC Bank PLC		8.060%	8/20/12	40,000	31,040	A
SunTrust Capital VIII		6.100%	12/15/36	60,000	36,977	B
Wachovia Capital Trust III		5.800%	3/15/42	1,270,000	533,400	B
Wells Fargo Capital X		5.950%	12/15/36	150,000	123,651	B
Wells Fargo Capital XIII		7.700%	12/29/49	290,000	252,883	B

					1,338,650

Consumer Finance	0.7%
American Express Co.		6.800%	9/1/66	300,000	256,435	B
Nelnet Inc.		7.400%	9/29/36	280,000	189,104	B
SLM Corp.		8.450%	6/15/18	420,000	285,600

					731,139

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services	4.5%
AGFC Capital Trust I		6.000%	1/15/67	$630,000	$169,223	B,D
Bank of America Corp.		8.000%	12/29/49	300,000	237,560	B
Capmark Financial Group Inc.		5.875%	5/10/12	300,000	149,548	E
Citigroup Inc.		5.000%	9/15/14	500,000	383,356
General Electric Capital Corp.		5.000%	12/1/10	270,000	260,829
General Electric Capital Corp.		6.375%	11/15/67	450,000	364,127	B
IBM International Group Capital LLC		5.050%	10/22/12	540,000	544,508
JPMorgan Chase Bank NA		5.653%	2/11/11	805,000	730,819	A
Kaupthing Bank Hf		7.625%	2/28/15	700,000	655,200	D,F,N
Liberty Media LLC		7.875%	7/15/09	300,000	300,932
TNK-BP Finance SA		7.500%	3/13/13	110,000	86,900	D
ZFS Finance USA Trust III		3.969%	12/15/65	540,000	485,390	B,D

					4,368,392

Diversified Telecommunication Services	0.1%
Qwest Corp.		8.875%	3/15/12	130,000	127,400

Electric Utilities	0.5%
FirstEnergy Corp.		6.450%	11/15/11	110,000	110,525
Ohio Edison Co. Credit Linked Certificate Trust		5.647%	6/15/09	20,000	19,855	D,E
Pacific Gas and Electric Co.		4.800%	3/1/14	400,000	376,756

					507,136

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200,000	199,890

Health Care Providers and Services	0.3%
Quest Diagnostics Inc.		5.125%	11/1/10	180,000	181,531
UnitedHealth Group Inc.		4.875%	2/15/13	110,000	105,137

					286,668

IT Services	0.7%
Electronic Data Systems Corp.		7.125%	10/15/09	690,000	701,122

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		7.250%	11/15/13	10,000	9,350

Media	1.8%
Clear Channel Communications Inc.		4.250%	5/15/09	760,000	714,400
Comcast Cable Communications Inc.		6.875%	6/15/09	300,000	302,959

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
Comcast Cable Communications Inc.		6.750%	1/30/11	$200,000	$202,859
The Walt Disney Co.		4.700%	12/1/12	160,000	159,215
Time Warner Inc.		5.500%	11/15/11	400,000	384,004

					1,763,437

Multi-Utilities	0.4%
Dominion Resources Inc.		4.750%	12/15/10	400,000	398,044

Multiline Retail	0.2%
Federated Retail Holdings Inc.		5.350%	3/15/12	150,000	138,133
May Department Stores Co.		5.750%	7/15/14	50,000	43,384

					181,517

Office Electronics	0.2%
Xerox Corp.		5.500%	5/15/12	170,000	162,085

Oil, Gas and Consumable Fuels	1.9%
Devon Financing Corp. ULC		6.875%	9/30/11	260,000	271,196
El Paso Natural Gas Co.		5.950%	4/15/17	370,000	327,381
Hess Corp.		6.650%	8/15/11	420,000	419,993
Kinder Morgan Energy Partners LP		6.750%	3/15/11	310,000	313,910
Pemex Project Funding Master Trust		3.411%	12/3/12	220,000	208,186	A,D
XTO Energy Inc.		5.650%	4/1/16	290,000	270,975

					1,811,641

Real Estate Investment Trusts (REITs)	0.5%
iStar Financial Inc.		3.159%	9/15/09	300,000	216,606	A
iStar Financial Inc.		5.650%	9/15/11	500,000	260,000

					476,606

Thrifts and Mortgage Finance	1.5%
Countrywide Financial Corp.		3.418%	3/24/09	570,000	556,384	A
Countrywide Financial Corp.		5.800%	6/7/12	60,000	50,685
Residential Capital LLC		6.111%	11/21/08	700,000	595,000	A
Residential Capital LLC		5.889%	4/17/09	510,000	234,600	A
Washington Mutual Bank		2.969%	6/16/10	160,000	38,400	A

					1,475,069

Tobacco	0.3%
Philip Morris International Inc.		4.875%	5/16/13	300,000	295,662

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Wireless Telecommunication Services	0.4%
Vodafone Group PLC		5.350%	2/27/12	$400,000	$392,972

Total Corporate Bonds and Notes (Cost—$23,621,608)					18,803,741
Asset-Backed Securities	8.8%

Fixed Rate Securities	1.6%
Countryplace Manufactured Housing Contract Trust 2007-1 A1		5.484%	7/15/37	89,770	88,576	D
Countryplace Manufactured Housing Contract Trust 2007-1 A2		5.232%	7/15/37	500,000	449,593	D
Drive Auto Receivables Trust 2006-1 A4		5.540%	12/16/13	600,000	589,483	D
Prestige Auto Receivables Trust 2005-1A		4.370%	6/16/12	78,364	75,304	D
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	33,160	31,248
Wells Fargo Financial Auto Owner Trust 2005-A A4		4.280%	5/15/12	314,118	307,045

					1,541,249

Indexed SecuritiesA	7.2%
AESOP Funding II LLC 2004-2A		3.408%	4/20/10	500,000	476,836	D
Ameriquest Mortgage Securities Inc. 2005-R11 A2D		3.537%	1/25/36	240,000	208,941
Asset Backed Funding Certificates 2004-OPT2 M1		3.757%	8/25/33	180,000	137,560
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1		3.367%	6/25/35	183,005	180,325
Bayview Financial Acquisition Trust 2004-C		4.339%	5/28/44	75,091	67,456
Bayview Financial Acquisition Trust 2006-D 2A4		3.989%	12/28/36	566,121	411,231
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2		3.477%	9/25/35	135,202	126,928
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1		3.607%	9/25/46	354,805	263,838
Bear Stearns Asset-Backed Securities Trust 2006-SD2		3.407%	6/25/36	317,710	278,951
Countrywide Asset-Backed Certificates 2007-SE1 1A1		3.757%	5/25/47	877,934	683,153	D
Countrywide Home Equity Loan Trust 2004-O		2.768%	2/15/34	55,782	37,463
Ellington Loan Acquisition Trust 2007-1 A2A1		4.207%	5/26/37	277,254	249,529	D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
FLAC Holdings LLC 2006-1 A1		3.039%	12/15/18	$425,373	$297,733	D
MASTR Specialized Loan Trust 2006-3 A		3.467%	6/25/46	509,806	405,102	D
Morgan Stanley Mortgage Loan Trust 2006-12XS		3.327%	10/25/36	258,408	247,775
Nelnet Student Loan Trust 2008-4 A4		4.280%	4/25/24	1,090,000	1,036,181
Origen Manufactured Housing 2006-A		2.638%	11/15/18	486,310	395,057
Residential Asset Securities Corp. 2006-KS1 A4		3.507%	2/25/36	310,000	213,629
SACO I Trust 2006-3 A3		3.437%	4/25/36	755,903	221,171
SLM Student Loan Trust 2007-6 A1		2.970%	4/27/15	442,224	439,827
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1		3.807%	11/25/34	240,000	166,298
Superior Wholesale Inventory Financing Trust 2004-A10		2.588%	9/15/11	500,000	470,544

					7,015,528

Total Asset-Backed Securities (Cost—$10,230,066)					8,556,777
Mortgage-Backed Securities	9.5%

Fixed Rate Securities	0.5%
Residential Asset Mortgage Products Inc. 2004-SL1		7.000%	11/25/31	107,952	110,744
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	24,356	23,617
Residential Asset Mortgage Products Inc. 2005-SL1		8.000%	5/25/32	474,847	388,039

					522,400

Indexed SecuritiesA	6.1%
American Home Mortgage Investment Trust 2005-SD1		3.657%	9/25/35	407,981	299,801	D
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	139,652	137,082
Bayview Commercial Asset Trust 2005-2A A2		3.557%	8/25/35	334,166	304,669	D
Bear Stearns ARM Trust 2004-10		5.302%	1/25/35	239,905	230,151
Bear Stearns Second Lien Trust 2007-SV1A A1		3.427%	12/25/36	318,145	212,362	D
CBA Commercial Small Balance Commercial Trust 2005-1A		3.527%	7/25/35	333,481	216,763	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Citigroup Mortgage Loan Trust Inc. 2005-5		5.441%	8/25/35	$236,639	$166,689
Countrywide Alternative Loan Trust 2005-38 A3		3.557%	9/25/35	—	—
Countrywide Alternative Loan Trust 2005-51 2A1		3.488%	11/20/35	282,083	180,116
Countrywide Asset-Backed Certificates 2005-IM1		3.487%	11/25/35	284,083	270,327
Countrywide Home Loans 2005-R3		3.607%	9/25/35	484,179	425,091	D
Crusade Global Trust 2003-2		3.066%	9/18/34	41,554	39,364	G
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2		4.604%	6/25/34	288,139	264,743
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1		4.338%	10/25/34	176,749	172,092
First Horizon Alternative Mortgage Securities 2004-AA4 A1		5.384%	10/25/34	218,704	156,501
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B		3.327%	12/25/46	363,719	224,466
GSMPS Mortgage Loan Trust 2005-RP3		3.557%	9/25/35	385,874	312,960	D
Luminent Mortgage Trust 2006-7 2A2		3.427%	12/25/36	1,068,410	459,592
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1		3.272%	12/25/46	2,229	1,191
MASTR Specialized Loan Trust 2006-2		3.467%	2/25/36	309,355	265,167	D
Medallion Trust 2003-1G		3.394%	12/21/33	45,722	43,247	G
MLCC Mortgage Investors Inc. 2003-H		4.365%	1/25/29	15,985	15,713
Sequoia Mortgage Trust 2003-2 A2		3.562%	6/20/33	24,806	23,003
Wachovia Mortgage Loan Trust LLC 2005-A		5.440%	8/20/35	161,865	145,848
WaMu Mortgage Pass Through Certificates 2003-AR8 A		4.282%	8/25/33	230,170	224,367
WaMu Mortgage Pass-Through Certificates 2005-AR19		3.617%	12/25/45	495,162	282,972
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		3.825%	6/25/46	473,256	293,493
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1		5.653%	7/25/37	376,191	301,923
Zuni Mortgage Loan Trust 2006-OA1		3.337%	8/25/36	309,106	297,916

					5,967,609

Variable Rate SecuritiesH	2.9%
Banc of America Funding Corp. 2004-B		6.767%	12/20/34	87,404	64,973

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A		5.728%	8/25/47	$544,964	$436,839
Green Tree Financial Corp. 2008-A1		1.000%	3/1/38	610,000	588,668
IndyMac INDX Mortgage Loan Trust 2004-AR15		6.476%	2/25/35	199,473	119,858
JPMorgan Mortgage Trust 2006-A2 5A1		4.334%	11/25/33	12,063	11,653
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.659%	2/25/34	303,874	281,995
Prime Mortgage Trust 2005-2		7.390%	10/25/32	114,313	88,843
Small Business Administration Series 2004-2		4.830%	9/25/18	319,948	336,808
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1		5.644%	6/25/35	330,204	212,651
Structured Asset Securities Corp. 2003-22A 3A		4.689%	6/25/33	588,137	577,284
Structured Asset Securities Corp. 2004-SC1		9.240%	12/25/29	76,744	73,716	D

					2,793,288

Total Mortgage-Backed Securities (Cost—$11,807,688)					9,283,297
U.S. Government and Agency Obligations	19.5%

Fixed Rate Securities	14.4%
Fannie Mae		4.750%	3/12/10	4,750,000	4,855,412	O
Fannie Mae		3.625%	8/15/11	2,100,000	2,114,538	O
Federal Home Loan Bank		5.000%	2/20/09	320,000	322,335
Federal Home Loan Bank		3.500%	12/10/10	770,000	770,970
Freddie Mac		5.000%	6/11/09	4,200,000	4,249,968	O
Freddie Mac		5.125%	8/23/10	260,000	269,486	O
Freddie Mac		5.000%	10/18/10	300,000	309,979	O
Freddie Mac		2.750%	4/11/11	610,000	602,234	O
Freddie Mac		3.875%	6/29/11	610,000	618,332	O

					14,113,254

Treasury Inflation-Protected SecuritiesI	5.1%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	1,869,033	1,836,034
United States Treasury Inflation-Protected Security		1.875%	7/15/15	113,067	111,309
United States Treasury Inflation-Protected Security		2.500%	7/15/16	762,300	780,226

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.375%	1/15/17	$1,177,794	$1,187,732
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,108,394	1,073,929

					4,989,230

Total U.S. Government and Agency Obligations (Cost—$19,047,086)					19,102,484
U.S. Government Agency Mortgage-Backed Securities	29.8%

Fixed Rate Securities	22.7%
Fannie Mae		5.000%	12/1/23 to 12/1/38	14,030,000	13,676,013	J,O
Fannie Mae		5.500%	12/1/23	600,000	604,687	J,O
Fannie Mae		5.000%	6/1/35 to 2/1/38	1,094,493	1,068,635	O
Fannie Mae		6.000%	7/1/38	1,483,885	1,504,471	O
Fannie Mae		6.000%	12/1/38	3,200,000	3,240,998	J,O
Freddie Mac		5.000%	12/1/38	100,000	97,406	J,O
Freddie Mac		6.000%	12/1/38	1,900,000	1,923,157	J,O
Government National Mortgage Association		5.000%	8/15/33	61,430	60,402

					22,175,769

Indexed SecuritiesA	7.1%
Fannie Mae		4.210%	12/1/34	110,395	111,157	O
Fannie Mae		4.230%	12/1/34	97,238	98,135	O
Fannie Mae		4.326%	1/1/35	128,105	131,852	O
Fannie Mae		4.852%	1/1/35	210,554	214,119	O
Fannie Mae		4.789%	2/1/35	485,585	485,716	O
Fannie Mae		4.545%	3/1/35	219,593	220,754	O
Fannie Mae		5.034%	3/1/35	371,243	376,617	O
Fannie Mae		5.501%	7/1/37	2,424,743	2,450,743	O
Freddie Mac		4.102%	1/1/35	35,972	36,287	O
Freddie Mac		4.496%	1/1/35	165,976	166,915	O
Freddie Mac		6.212%	12/1/36	2,544,061	2,623,348	O

					6,915,643

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$29,190,490)					29,091,412

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsG	8.3%
Beverages	0.2%
Diageo Capital PLC		5.200%	1/30/13	$210,000	$208,968

Capital Markets	0.5%
Deutsche Bank AG		6.000%	9/1/17	500,000	472,383

Commercial Banks	2.1%
Glitnir Banki Hf		3.226%	1/21/11	720,000	547,856	A,D,N
HSBC Bank PLC		8.310%	8/20/12	40,000	31,300	A
Kaupthing Bank Hf		5.750%	10/4/11	290,000	230,512	D,N
Landsbanki Islands Hf		6.100%	8/25/11	410,000	347,508	D,N
Landsbanki Islands Hf		7.431%	10/19/17	140,000	77,380	B,D,N
Resona Preferred Global Securities		7.191%	12/29/49	360,000	267,261	B,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	410,000	171,916	B,D
TuranAlem Finance BV		4.166%	1/22/09	130,000	117,000	A,D
VTB Capital SA for Vneshtorgbank		4.491%	11/2/09	280,000	252,000	A,D

					2,042,733

Diversified Financial Services	0.9%
Aiful Corp.		5.000%	8/10/10	500,000	388,400	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	240,000	181,634	B
TNK-BP Finance SA		6.875%	7/18/11	370,000	318,200	D

					888,234

Diversified Telecommunication Services	2.5%
British Telecommunications PLC		8.625%	12/15/10	400,000	418,064	E
Deutsche Telekom International Finance BV		8.500%	6/15/10	400,000	415,232	E
France Telecom SA		7.750%	3/1/11	400,000	419,796	E
Koninklijke (Royal) KPN NV		8.000%	10/1/10	400,000	419,152
Telefonica Emisiones S.A.U.		3.504%	6/19/09	410,000	407,591	A
Telefonica Emisiones S.A.U.		3.121%	2/4/13	400,000	373,928	A

					2,453,763

Foreign Governments	0.2%
Russian Federation		8.250%	3/31/10	17,779	18,388	D
Russian Federation		8.250%	3/31/10	164,456	170,006	D

					188,394

Health Care Equipment and Supplies	0.3%
Baxter Finco BV		4.750%	10/15/10	260,000	265,073

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds —Continued

Industrial Conglomerates	0.3%
Tyco International Group SA		6.375%	10/15/11	$300,000		$302,442

Metals and Mining	0.6%
Vale Overseas Ltd.		6.250%	1/23/17	620,000		579,353

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		6.750%	5/1/11	700,000		716,376

Total Yankee Bonds (Cost—$9,150,170)						8,117,719
Preferred Stocks	N.M.
Fannie Mae		8.250%		8,850	shs	19,293	B,O
Freddie Mac		8.375%		12,125		19,764	B,O

Total Preferred Stocks (Cost—$524,375)						39,057

Total Long-Term Securities (Cost—$103,571,483)						92,994,487
Short-Term Securities	20.8%

U.S. Government and Agency Obligations	18.5%
Fannie Mae		0.000%	12/15/08	$439,000		436,714	K,L,O
Fannie Mae		0.000%	1/20/09	5,200,000		5,154,625	K,O
Federal Home Loan Bank		0.000%	1/2/09	3,200,000		3,176,605	K
Federal Home Loan Bank		0.000%	1/15/09	5,200,000		5,156,669	K
Freddie Mac		0.000%	12/15/08	15,000		14,922	K,L,O
Freddie Mac		0.000%	1/23/09	4,200,000		4,162,359	K,O

						18,101,894

Options PurchasedM	0.1%
Barclays Swaption Put, December 2008, Strike Price $1.40				800,000	P	16,960
Barclays Swaption Put, December 2008, Strike Price $1.45				600,000	P	12,000
Credit Suisse First Boston Swaption Put, December 2008, Strike Price $1.55				1,600,000	P	28,640
JP Morgan Swaption Put, December 2008, Strike Price $1.55				700,000	P	12,530
U.S. Treasury Note Futures Put, November 2008, Strike Price $100.00				122	P	1,906

						72,036

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreement	2.2%
Goldman Sachs & Company 1.00%, dated 9/30/08, to be repurchased at $2,175,060 on 10/1/08 (Collateral: $1,720,000 Tennessee Valley Authority bond, 7.125%, due 5/1/30, value $2,218,800)		$2,175,000	$2,175,000

Total Short-Term Securities (Cost— $20,370,639)			20,348,930
Total Investments (Cost—$123,942,122)Q	115.9%		113,343,417
Other Assets Less Liabilities	(15.9)%		(15,528,717)

Net Assets	100.0%		$97,814,700

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	March 2009	164	$37,205
Eurodollar Futures	June 2009	92	89,915
Eurodollar Futures	September 2009	40	68,637
U.S. Treasury Note Futures	December 2008	208	266,684

			$462,441

Futures Contracts Written M
U.S. Treasury Note Futures	December 2008	207	$119,277
U.S. Treasury Note Futures	December 2008	41	(20,073)

			$99,204

Options WrittenM
Barclays Swaption Put, Strike Price $1.97	December 2008	1,600,000	$(3,040)
Barclays Swaption Put, Strike Price $2.05	December 2008	1,200,000	—
Credit Suisse First Boston Swaption Put, Strike Price $2.05	December 2008	3,200,000	(10,240)
Eurodollar Futures Call, Strike Price $97.63	September 2009	40	5,050
Eurodollar Futures Put, Strike Price $96.25	December 2008	24	(9,120)
Eurodollar Futures Put, Strike Price $96.50	March 2009	33	1,710
Eurodollar Futures Put, Strike Price $97.50	March 2009	12	(11,610)
JP Morgan Swaption Put, Strike Price $2.05	December 2008	1,400,000	(3,080)
U.S. Treasury Note Futures Call, Strike Price $114.00	October 2008	15	—
U.S. Treasury Note Futures Call, Strike Price $115.50	November 2008	24	(948)
U.S. Treasury Note Futures Call, Strike Price $118.00	November 2008	19	6,585

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenM—Continued
U.S. Treasury Note Futures Put, Strike Price $109.50	November 2008	24	$(2,402)
U.S. Treasury Note Futures Put, Strike Price $110.00	October 2008	15	—
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	19	(9,595)

			$(36,690)

N.M.—Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2008.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Bond is in default as of September 30, 2008.
D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.55% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
H	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
I

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and options contracts written.
M	Options and futures are described in more detail in the notes to financial statements.
N	Bond is in default subsequent to September 30, 2008.
O	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
P	Par represents actual number of contracts.
Q

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$321,233
Gross unrealized depreciation	$(10,919,938)

Net unrealized depreciation	$(10,598,705)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Limited Duration Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$103,571,483)		$92,994,487
Short-term securities at value (Cost—$20,370,639)		20,348,930
Receivable for securities sold		15,519,435
Interest receivable		746,749

Total assets		129,609,601

Liabilities:
Payable for securities purchased	$30,982,246
Swap contracts at value	337,091
Options written (Proceeds—$182,648)	219,338
Futures variation margin payable	64,672
Income distribution payable	58,814
Cash overdraft	48,132
Payable for fund shares repurchased	22,105
Accrued management fee	20,461
Amounts payable for open swaps	5,710
Accrued expenses	36,332

Total liabilities		31,794,901

Net Assets		$97,814,700

Net assets consist of:
Accumulated paid-in-capital		$116,554,197
Undistributed net investment income		19,395
Accumulated net realized loss on investments, options, futures and swaps		(8,345,696)
Net unrealized depreciation on investments, options, futures and swaps		(10,413,196)

Net Assets		$97,814,700

Net Asset Value Per Share:
Institutional Class (11,801,398 shares outstanding)		$8.29

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Limited Duration Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$2,568,365
Dividends	15,473

Total income		$2,583,838
Expenses:
Management fees	184,058
Audit and legal fees	45,542
Custodian fees	18,535
Directors’ fees and expenses	1,301
Registration fees	10,747
Reports to shareholders:
Institutional Class	649
Transfer agent and shareholder servicing expense:
Institutional Class	7,451
Other expenses	13,456

	281,739
Less: Fees waived	(61,252)
Compensating balance credits	(1,252)

Net expenses		219,235

Net Investment Income		2,364,603
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(7,591,734)
Options	72,603
Futures	225,348
Swaps	47,451

		(7,246,332)
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		(925,711)

Net Realized and Unrealized Loss on Investments		(8,172,043)

Change in Net Assets Resulting From Operations		$(5,807,440)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Limited Duration Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$2,364,603	$5,515,303

Net realized loss	(7,246,332)	(1,262,061)

Change in unrealized appreciation/(depreciation)	(925,711)	(9,569,232)

Change in net assets resulting from operations	(5,807,440)	(5,315,990)

Distributions to shareholders from:
Net investment income:
Institutional Class	(2,336,366)	(4,689,218)
Tax Return of capital:
Institutional Class	—	(547,710)

Change in net assets from fund share transactions:
Institutional Class	2,471,261	21,640,200

Change in net assets	(5,672,545)	11,087,282

Net Assets:
Beginning of period	103,487,245	92,399,963

End of period	$97,814,700	$103,487,245

Undistributed/(Overdistributed) net investment income	$19,395	$(8,842)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004A
	(Unaudited)
Net asset value, beginning of period	$8.96		$9.88		$9.80		$9.89		$10.09		$10.00

Investment operations:
Net investment income	.20	B	.50	B	.47	B	.38	C	.24	C	.08	C
Net realized and unrealized gain/(loss)	(.68)		(.94)		.08		(.09)		(.17)		.09

Total from investment operations	(.48)		(.44)		.55		.29		.07		.17

Distributions from:
Net investment income	(.19)		(.43)		(.47)		(.38)		(.25)		(.08)
Net realized gain on investments	—		—		—		—		(.02)		—
Return of capital	—		(.05)		—		—		—		—

Total distributions	(.19)		(.48)		(.47)		(.38)		(.27)		(.08)

Net asset value, end of period	$8.29		$8.96		$9.88		$9.80		$9.89		$10.09

Total return	(5.38	)%D	(4.72)%		5.73%		3.01%		.69%		1.69	%D

Ratios to Average Net Assets:D
Total expenses	.54	%F	.50%		.58%		.68%		.73%		.68	%F
Expenses net of waivers, if any	.42	%F	.40%		.40%		.40%		.40%		.40	%F
Expenses net of all reductions	.42	%F	.40%		.40%		.40%		.40%		.40	%F
Net investment income	4.5	%F	5.2%		4.8%		3.9%		2.4%		1.6	%F

Supplemental Data:
Portfolio turnover rate	155.7	%D	312.1%		270.5%		244.7%		231.5%		125.5%
Net assets, end of period (in thousands)	$97,815		$103,487		$92,400		$74,143		$37,426		$26,182

A	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Non-U.S. Opportunity Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00	$979.90	$2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.31	2.79

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.55% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor's.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities	83.5%

Corporate Bonds and Notes	24.2%

Capital Markets	0.8%
Lehman Brothers Holdings Inc.		4.625%	3/14/19	1,300,000	EUR	$2,286	A,B
Merrill Lynch and Co. Inc.		6.750%	5/21/13	750,000	EUR	913,344
The Goldman Sachs Group Inc.		6.375%	5/2/18	573,000	EUR	627,130

						1,542,760

Commercial Banks	8.8%
Alliance and Leicester PLC		5.000%	10/4/10	1,200,000	EUR	1,626,568
Banco Popolare di Verona e Novara Scrl		6.156%	6/29/49	1,000,000	EUR	920,976	B
Bayerische Landesbank		5.750%	10/23/17	250,000	EUR	309,142
BES Finance Ltd.		4.500%	12/29/49	50,000	EUR	50,742	B
Deutsche Postbank IV		5.983%	6/29/49	1,150,000	EUR	985,714	B
Dexia Municipal Agency		1.550%	10/31/13	282,000,000	JPY	2,666,436
ESFG International Ltd.		5.753%	6/29/49	700,000	EUR	580,519	B
European Investment Bank		4.250%	12/7/10	2,280,000	GBP	4,020,019
European Investment Bank		1.900%	1/26/26	236,000,000	JPY	2,162,159	C
HSH Nordbank Luxembourg		7.408%	6/29/49	1,100,000	EUR	820,252	B
HT1 Funding GmbH		6.352%	7/29/49	287,000	EUR	239,684	B
Intesa Sanpaolo SpA		6.625%	5/8/18	500,000	EUR	646,613
Intesa Sanpaolo SpA		5.750%	5/28/18	600,000	EUR	813,738	B
Shinsei Bank Ltd.		3.750%	2/23/16	100,000	EUR	112,151	B,C
Swedbank AB		5.570%	9/27/17	100,000	EUR	128,143	B

						16,082,856

Diversified Financial Services	11.1%
Banca Italease SpA		5.143%	3/2/09	50,000	EUR	68,726	D
Banca Italease SpA		5.213%	10/15/09	50,000	EUR	66,369	D
Banca Italease SpA		5.168%	2/2/10	250,000	EUR	324,045	D
Banca Italease SpA		5.213%	11/23/10	200,000	EUR	247,655	D
Banca Italease SpA		5.267%	2/8/12	50,000	EUR	61,066	D
Banca Italease SpA		5.208%	3/14/12	50,000	EUR	61,906	D
Caisse Refinancement de l’Habitat		4.200%	4/25/11	2,000,000	EUR	2,778,148
Eksportfinans ASA		1.600%	3/20/14	365,000,000	JPY	3,458,070
Eurohypo Capital Funding Trust 1		6.445%	5/29/49	61,000	EUR	55,425	B
European Investment Bank		1.400%	6/20/17	442,000,000	JPY	4,130,280
Irish Nationwide Building Society		5.875%	12/15/08	200,000	GBP	351,289
Kreditanstalt fuer Wiederaufbau		2.050%	2/16/26	188,000,000	JPY	1,715,910
Kreditanstalt fuer Wiederaufbau		2.600%	6/20/37	42,000,000	JPY	399,590
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200,000	GBP	350,326

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
Network Rail MTN Finance PLC		4.875%	3/6/09	3,000,000	GBP	$5,345,353
Nykredit Realkredit A/S		6.000%	10/1/41	31,890	DKK	5,693
Resona Bank Ltd.		4.125%	9/29/49	200,000	EUR	223,286	B,C
SNS Reaal		6.258%	7/17/17	650,000	EUR	585,017	B

						20,228,154

Diversified Telecommunication Services	0.7%
British Telecommunications PLC		5.250%	1/22/13	230,000	EUR	298,885
British Telecommunications PLC		5.250%	6/23/14	274,000	EUR	347,359
Deutsche Telekom International Finance BV		7.125%	7/11/11	108,000	EUR	156,653	E
Koninklijke (Royal) KPN N.V.		5.000%	11/13/12	250,000	EUR	335,910
Telecom Italia SpA		5.250%	3/17/55	200,000	EUR	171,887

						1,310,694

Insurance	1.4%
American International Group Inc.		8.000%	5/22/38	150,000	EUR	31,656	B,C
Aviva PLC		5.250%	10/2/23	630,000	EUR	731,046	B
AXA SA		6.211%	10/29/49	200,000	EUR	187,772	B
Groupama		6.298%	10/29/49	550,000	EUR	509,374	B
Mapfre SA		5.921%	7/24/37	400,000	EUR	390,148	B
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)		5.767%	6/29/49	700,000	EUR	684,678	B

						2,534,674

Oil, Gas and Consumable Fuels	0.2%
BP Capital Markets PLC		5.750%	2/26/10	250,000	GBP	447,343

Pharmaceuticals	0.3%
AstraZeneca PLC		5.125%	1/15/15	439,000	EUR	603,486

Thrifts and Mortgage Finance	0.1%
Hypo Real Estate International Trust I		5.864%	6/14/17	350,000	EUR	122,823	B

Tobacco	0.6%
BAT International Finance PLC		5.375%	6/29/17	500,000	EUR	633,182
Imperial Tobacco Group PLC		7.250%	9/15/14	310,000	EUR	427,403

						1,060,585

Water Utilities	0.2%
Anglian Water Services Ltd		6.250%	6/27/16	230,000	EUR	324,566

Total Corporate Bonds and Notes (Cost—$49,113,449)						44,257,941

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

U.S. Government and Agency Obligations	0.7%

Fixed Rate Securities	0.7%
Freddie Mac		5.750%	9/15/10	900,000	EUR	$1,284,662	H

Total U.S. Government and Agency Obligations (Cost—$860,157)						1,284,662
Foreign Government Obligations	58.6%
Bundesrepublik Deutschland		3.750%	7/4/13	6,260,000	EUR	8,811,034
Canadian Real Return Bond		4.500%	6/1/15	4,348,000	CAD	4,353,854	F
Canadian Real Return Bond		4.000%	12/1/31	202,730	CAD	253,924	F
Development Bank of Japan		1.750%	3/17/17	440,000,000	JPY	4,233,234
Federal Republic of Germany		3.500%	4/8/11	2,000	EUR	2,808
Federal Republic of Germany		3.750%	1/4/15	3,147,000	EUR	4,393,359
Federal Republic of Germany		4.750%	7/4/34	810,000	EUR	1,155,186
France Government Bond OAT		4.000%	4/25/55	11,750,000	EUR	14,282,536	F
Government of Canada		4.000%	6/1/16	5,820,000	CAD	5,640,164
Government of Poland		5.000%	10/24/13	1,400,000	PLN	555,273
Government of Poland		6.250%	10/24/15	7,204,000	PLN	3,036,917
Government of Poland		5.750%	9/23/22	8,800,000	PLN	3,635,013
Hungary Government Bond		6.000%	10/24/12	75,430,000	HUF	390,480
Japan Development Bank		2.300%	3/19/26	560,000,000	JPY	5,342,679
Kingdom of Denmark		5.000%	11/15/13	17,460,000	DKK	3,415,789
Kingdom of Norway		6.500%	5/15/13	5,640,000	NOK	1,042,695
Kingdom of Norway		4.250%	5/19/17	6,630,000	NOK	1,099,034
Kingdom of Spain		5.750%	7/30/32	1,970,000	EUR	3,053,796
Kingdom of the Netherlands		4.500%	7/15/17	2,008,000	EUR	2,867,110
Kingdom of the Netherlands		5.500%	1/15/28	1,270,000	EUR	1,957,148
Queensland Treasury Corp.		6.000%	6/14/11	16,640,000	AUD	13,226,026	F
Republic of France		5.000%	10/25/16	1,499,000	EUR	2,215,208	F
Republic of France		4.750%	4/25/35	2,220,000	EUR	3,115,809	F
United Kingdom of Great Britain and Northern Ireland		8.000%	6/7/21	960,000	GBP	2,253,963
United Kingdom Treasury Stock		5.000%	3/7/12	9,090,000	GBP	16,621,276

Total Foreign Government Obligations (Cost—$104,976,698)						106,954,315

Total Long-Term Securities (Cost—$154,950,304)						152,496,918
Short-Term Securities	0.9%

Options PurchasedG	0.9%
German Federal Republic Bond Futures Call, November 2008, Strike Price $109.50				593	I	1,259,826

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

		PAR†		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
U.S. Treasury Note Futures Call, November 2008, Strike Price $113.00		261	I	$440,437

Total Short-Term Securities (Cost—$1,074,492)				1,700,263
Total Investments (Cost—$156,024,796)J	84.4%			154,197,181
Other Assets Less Liabilities	15.6%			28,510,344

Net Assets	100.0%			$182,707,525

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedG
Australia Bond Futures	December 2008	342	$451,674

Futures Contracts WrittenG
German Federal Republic Bond Futures	December 2008	56	$(28,485)
German Federal Republic Bond Futures	December 2008	121	(148,100)
U.S. Treasury Note Futures	December 2008	170	385,141
United Kingdom Treasury Bond Futures	December 2008	47	(28,639)

			$179,917

A	Bond is in default as of September 30, 2008.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.38% of net assets.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

G	Options and futures are described in more detail in the notes to financial statements.
H	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
I	Par represents actual number of contracts.

Semi-Annual Report to Shareholders

J

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,146,097
Gross unrealized depreciation	(9,973,712)

Net unrealized depreciation	$(1,827,615)

† Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD—Australian Dollar

CAD—Canadian Dollar

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

NOK—Norwegian Krone

PLN—Polish Zloty

USD—United States Dollar

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$154,950,304)		$152,496,918
Short-term securities at value (Cost—$1,074,492)		1,700,263
Cash		844,179
Foreign currency at value (Cost—$6,722,958)		6,189,895
Unrealized appreciation of forward foreign currency contracts		21,067,872
Receivable for securities sold		4,576,763
Interest receivable		2,760,040
Deposits with brokers for open futures contracts		1,572,796
Receivable for fund shares sold		244,715
Futures variation margin receivable		235,860

Total assets		191,689,301

Liabilities:
Payable for securities purchased	$5,782,345
Unrealized depreciation of forward foreign currency contracts	2,581,780
Payable for fund shares repurchased	303,148
Swap contracts at value	127,017
Accrued management fee	62,732
Amounts payable for open swaps	49,092
Accrued expenses	75,662

Total liabilities		8,981,776

Net Assets		$182,707,525

Net assets consist of:
Accumulated paid-in-capital		$177,793,042
Undistributed net investment income		1,036,425
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(12,847,736)
Unrealized appreciation of investments, options, futures, swaps and foreign currency translations		16,725,794

Net Assets		$182,707,525

Net Asset Value Per Share:
Institutional Class (18,772,398 shares outstanding)		$9.73

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Non-U.S. Opportunity Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest		$4,022,855
Expenses:
Management fees	$445,711
Audit and legal fees	50,000
Custodian fees	40,073
Directors’ fees and expenses	2,600
Registration fees	6,423
Reports to shareholders:
Institutional Class	9,746
Transfer agent and shareholder servicing expense:
Institutional Class	12,096
Other expenses	13,746

	580,395
Less: Fees waived	(34,905)
Compensating balance credits	(1,618)

Net expenses		543,872

Net Investment Income		3,478,983
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	1,705,843
Options	(426,197)
Futures	(2,654,725)
Swaps	(88,059)
Foreign currency transactions	(10,788,603)

		(12,251,741)
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps and foreign currency translations	5,065,507
Assets and liabilities denominated in foreign currency	(398,881)

		4,666,626

Net Realized and Unrealized Loss on Investments		(7,585,115)

Change in Net Assets Resulting From Operations		$(4,106,132)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Non-U.S. Opportunity Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$3,478,983	$6,689,758

Net realized loss	(12,251,741)	(10,535,630)

Change in unrealized appreciation/(depreciation)	4,666,626	7,401,331

Change in net assets resulting from operations	(4,106,132)	3,555,459

Distributions to shareholders from:
Net realized gain on investments:
Institutional Class	—	(461,385)

Change in net assets from fund share transactions:
Institutional Class	(18,840,573)	25,251,687

Change in net assets	(22,946,705)	28,345,761

Net Assets:
Beginning of period	205,654,230	177,308,469

End of period	$182,707,525	$205,654,230

Undistributed/(Overdistributed) net investment income	$1,036,425	$(2,442,558)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Non-U.S. Opportunity Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
	(Unaudited)
Net asset value, beginning of period	$9.93		$9.75		$9.59		$10.98		$10.52		$10.91

Investment operations:
Net investment income	.18	A	.37	A	.36	A	.64	B	.19	B	.97	B
Net realized and unrealized gain/(loss)	(.38)		(.16)		—	C	(.07)		.57		(.01)

Total from investment operations	(.20)		.21		.36		.57		.76		.96

Distributions from:
Net investment income	—		—		(.20)		(1.16)		(.29)		(1.01)
Net realized gain on investments	—		(.03)		—		(.80)		(.01)		(.34)

Total distributions	—		(.03)		(.20)		(1.96)		(.30)		(1.35)

Net asset value, end of period	$9.73		$9.93		$9.75		$9.59		$10.98		$10.52

Total return	(2.01	)%D	2.11%		3.89%		5.33%		7.60%		9.06%

Ratios to Average Net Assets:E
Total expenses	.59	%F	.59%		.64%		.74%		.68%		.80%
Expenses net of waivers, if any	.55	%F	.55%		.55%		.55%		.55%		.55%
Expenses net of all reductions	.55	%F	.55%		.55%		.55%		.55%		.55%
Net investment income	3.6	%F	3.7%		3.7%		3.3%		3.2%		4.0%

Supplemental Data:
Portfolio turnover rate	16.5	%D	68.4%		117.9%		140.1%		40.8%		42.8%
Net assets, end of period (in thousands)	$182,708		$205,654		$177,308		$90,421		$89,170		$97,027

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Core and Core Plus are contained in a Separate Report to Shareholders.

Each Fund offers three classes of shares: Institutional Class, Institutional Select Class, and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Institutional Select Class shares of Inflation Indexed, Intermediate, Intermediate Plus, Limited Duration and Non-U.S. have not commenced operations. The Financial Intermediary Class shares of Limited Duration, Intermediate, Intermediate Plus, High Yield, and Non-U.S. have not commenced operations. The income and expenses of each of the Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Financial Intermediary Class shares, and transfer agent shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Absolute Return

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$493,754,753	$5,320	$493,485,949	$263,484
Other Financial Instruments*	769,637	1,300,961	(531,324)	—

Total	$494,524,390	$1,306,281	$492,954,625	$263,484

*	Other financial instruments include options, futures, swaps and forward contracts.

Semi-Annual Report to Shareholders

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$—	$—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation (depreciation)	77	—
Net purchases (sales)	263,407	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$263,484	$—

High Yield

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$702,000,069	$6,222,600	$694,082,172	$1,695,297
Other Financial Instruments*	(141,156)	—	(141,156)	—

Total	$701,858,913	$6,222,600	$693,941,016	$1,695,297

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$5,758	$—
Accrued Premiums/Discounts	(2,797)	—
Realized Gain (Loss)	(23,766)	—
Change in unrealized appreciation (depreciation)	22,050	—
Net purchases (sales)	1,694,052	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$1,695,297	$—

Inflation Indexed

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,091,334,035	$6,371,571	$1,084,962,464	$—
Other Financial Instruments*	(4,150,841)	(55,808)	(4,095,033)	—

Total	$1,087,183,194	$6,315,763	$1,080,867,431	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Intermediate

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$755,633,707	$651,046	$754,982,661	$—
Other Financial Instruments*	(2,384,480)	(160,073)	(2,224,407)	—

Total	$753,249,227	$490,973	$752,758,254	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Intermediate Plus

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$91,590,918	$38,975	$91,551,943	$—
Other Financial Instruments*	63,565	101,155	(37,590)	—

Total	$91,654,483	$140,130	$91,514,353	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Limited Duration

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$113,271,381	$39,057	$112,643,656	$588,668
Other Financial Instruments*	257,544	543,221	(285,677)	—

Total	$113,528,925	$582,278	$112,357,979	$588,668

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$—	$—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	588,668	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$588,668	$—

Semi-Annual Report to Shareholders

Non-U.S.

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$152,496,918	$—	$152,496,918	$—
Other Financial Instruments*	20,998,303	2,331,854	18,666,449	—

Total	$173,495,221	$2,331,854	$171,163,367	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2008, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Absolute Return	$884,378,991	$59,252,347	$953,536,388	$25,976,879
High Yield	—	221,002,662	—	233,739,598
Inflation Indexed	374,500,780	23,483,005	315,242,643	1,750,196
Intermediate	602,942,171	54,000,381	649,087,977	20,661,226
Intermediate Plus	99,723,568	8,569,035	107,727,950	3,185,507
Limited Duration	155,838,470	6,573,996	148,074,762	24,549,918
Non-U.S.	—	43,527,689	—	26,289,050

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the affected Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily by vendors or adviser models and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in May. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:

It is each Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal-year end; accordingly, tax-basis balances have not been determined as September 30, 2008.

Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At September 30, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Absolute Return

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Citibank NA	11/5/08	JPY	173,092,800	USD	1,616,806	$21,392
Citibank NA	11/5/08	USD	1,137,062	CAD	1,150,138	52,604
Citibank NA	11/5/08	USD	10,450,538	EUR	6,656,945	1,054,190
Citibank NA	11/5/08	USD	11,266,898	GBP	5,697,950	1,102,944
Credit Suisse First Boston	11/5/08	JPY	380,220,380	USD	3,564,622	33,888
Credit Suisse First Boston	11/5/08	USD	1,516,494	GBP	767,515	147,408
HSBC Bank USA	11/18/08	CNY	10,045,500	USD	1,500,000	(44,025)
JPMorgan Chase Bank	10/10/08	IDR	14,864,000,000	USD	1,600,000	(25,980)
JPMorgan Chase Bank	10/10/08	INR	35,144,000	USD	800,000	(51,658)
JPMorgan Chase Bank	12/11/08	RUB	5,784,420	EUR	159,000	(1,192)
JPMorgan Chase Bank	12/8/08	RUB	16,499,340	USD	641,000	(4,041)
JPMorgan Chase Bank	12/11/08	RUB	7,093,860	USD	274,000	(257)
JPMorgan Chase Bank	12/8/08	USD	351,625	EUR	247,850	1,824
JPMorgan Chase Bank	10/10/08	USD	1,608,658	IDR	14,864,000,000	34,638
UBS AG London	12/8/08	RUB	12,818,801	USD	498,185	(3,313)
UBS AG London	12/8/08	USD	270,363	EUR	190,423	1,611

						$2,320,033

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Inflation Indexed

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston	11/5/08	CAD	1,943,729	USD	1,921,212	$(88,483)
UBS AG London	11/5/08	CAD	12,862,436	USD	12,799,526	(671,617)
Credit Suisse First Boston	11/5/08	EUR	10,400,000	USD	15,014,568	(334,858)
Morgan Stanley London FX	11/5/08	EUR	2,834,218	USD	4,445,330	(444,800)
Credit Suisse First Boston	11/5/08	GBP	9,729,169	JPY	1,829,940,000	17,877
Credit Suisse First Boston	11/5/08	GBP	6,195,000	USD	11,730,077	(679,489)
UBS AG London	11/5/08	GBP	1,210,199	USD	2,131,899	26,844
Deutsche Bank AG London	11/5/08	JPY	640,263,600	USD	6,062,873	(3,242)
UBS AG London	11/5/08	JPY	1,182,190,000	USD	11,120,110	68,461
Citibank NA	11/5/08	USD	2,072,629	EUR	1,320,255	209,075
Credit Suisse First Boston	11/5/08	USD	8,387,682	AUD	8,790,000	1,447,985
Credit Suisse First Boston	11/5/08	USD	20,192,430	EUR	12,858,308	2,042,792
Credit Suisse First Boston	11/5/08	USD	8,508,572	JPY	907,566,810	(80,890)
Deutsche Bank AG London	11/5/08	USD	6,903,762	CAD	6,931,239	368,341
Deutsche Bank AG London	11/5/08	USD	2,156,945	SEK	12,850,000	304,568
UBS AG London	11/5/08	USD	17,088,393	EUR	10,840,000	1,787,618
UBS AG London	11/5/08	USD	29,257,306	GBP	14,780,000	2,892,867
UBS AG London	11/5/08	USD	1,477,177	SEK	8,856,860	200,427

						$7,063,476

Intermediate Plus

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Credit Suisse First Boston	11/5/08	AUD	289,277	USD	276,037	$(47,653)
Credit Suisse First Boston	11/5/08	EUR	660,000	USD	1,025,640	(94,043)
Credit Suisse First Boston	11/5/08	JPY	104,501,670	USD	971,205	17,827
Citibank NA	11/5/08	USD	2,110,406	EUR	1,344,319	212,886
Credit Suisse First Boston	11/5/08	USD	347,270	EUR	221,137	35,132
Credit Suisse First Boston	11/5/08	USD	648,079	GBP	328,000	62,995
Credit Suisse First Boston	11/5/08	USD	997,328	JPY	106,380,000	(9,481)
UBS AG London	11/5/08	USD	261,285	AUD	271,728	46,757

						$224,420

Semi-Annual Report to Shareholders

Non-U.S.

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Citibank NA	11/5/08	AUD	400,000	USD	382,644	$(66,844)
Goldman Sachs International	11/5/08	AUD	15,000,000	USD	12,192,000	(349,515)
UBS AG London	11/5/08	AUD	2,000,000	USD	1,923,140	(344,142)
UBS AG London	11/5/08	DKK	4,436,174	USD	937,613	(98,221)
Citibank NA	11/5/08	EUR	16,253,571	USD	23,500,875	(558,788)
Goldman Sachs International	11/5/08	EUR	1,280,000	USD	1,897,997	(91,263)
JPMorgan Chase Bank	11/5/08	EUR	1,270,000	USD	1,869,211	(76,593)
Citibank NA	11/5/08	GBP	1,761,887	USD	3,483,885	(341,046)
Deutsche Bank AG London	11/5/08	JPY	412,560,000	USD	3,906,670	(2,089)
Morgan Stanley London FX	11/5/08	JPY	41,140,000	USD	385,206	4,154
Deutsche Bank AG London	11/5/08	NOK	13,000,000	USD	2,306,682	(102,053)
UBS AG London	11/5/08	NOK	2,237,866	USD	435,764	(56,251)
Credit Suisse First Boston	11/5/08	SEK	12,241,600	USD	2,029,779	(265,106)
Citibank NA	11/5/08	USD	1,899,282	DKK	9,055,016	185,934
Citibank NA	11/5/08	USD	31,000,158	EUR	19,769,933	3,094,688
Citibank NA	11/5/08	USD	16,079,533	JPY	1,721,450,647	(212,749)
Citibank NA	11/5/08	USD	2,032,017	NOK	10,538,854	244,765
Citibank NA	11/5/08	USD	8,485,493	PLN	17,662,977	1,173,296
Credit Suisse First Boston	11/5/08	USD	5,690,267	CAD	5,756,957	262,069
Credit Suisse First Boston	11/5/08	USD	11,463,774	EUR	7,300,000	1,159,746
Credit Suisse First Boston	11/5/08	USD	8,777,393	GBP	4,442,337	853,189
Deutsche Bank AG London	11/5/08	USD	2,118,188	EUR	1,337,857	229,789
Deutsche Bank AG London	11/5/08	USD	24,732,470	GBP	12,433,000	2,554,590
Deutsche Bank AG London	11/5/08	USD	3,162,237	NOK	16,159,981	421,716
Goldman Sachs International	11/5/08	USD	18,549,763	AUD	19,236,008	3,362,954
Goldman Sachs International	11/5/08	USD	1,386,926	CAD	1,391,052	75,312
Goldman Sachs International	11/5/08	USD	8,906,102	EUR	5,640,000	945,182
Goldman Sachs International	11/5/08	USD	497,383	GBP	250,000	51,435
Goldman Sachs International	11/5/08	USD	8,355,261	JPY	884,630,000	(17,120)
JPMorgan Chase Bank	11/5/08	USD	2,684,946	CAD	2,693,001	145,733
JPMorgan Chase Bank	11/5/08	USD	4,392,776	DKK	20,691,295	477,666
JPMorgan Chase Bank	11/5/08	USD	18,212,407	EUR	11,531,238	1,935,942
JPMorgan Chase Bank	11/5/08	USD	4,374,414	GBP	2,200,000	450,073
Morgan Stanley London FX	11/5/08	USD	22,299,803	EUR	15,405,530	554,734
UBS AG London	11/5/08	USD	12,183,750	AUD	15,000,000	341,265
UBS AG London	11/5/08	USD	19,599,091	EUR	12,432,658	2,050,262
UBS AG London	11/5/08	USD	2,186,219	GBP	1,104,419	216,166
UBS AG London	11/5/08	USD	2,043,097	SEK	12,250,000	277,212

						$18,486,092

AUD—Australian dollar

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

IDR—Indonesian rupiah

INR—Indian rupee

TRY—Turkish lira

JPY—Japanese yen

NOK—Norwegian krone

SEK—Swedish krona

USD—United States dollar

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases

Semi-Annual Report to Shareholders

and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the six months ended September 30, 2008, was as follows:

Absolute Return	Actual Contracts	Premiums
Options outstanding at March 31, 2008	1,293	$1,081,079
Options written	121,384,227	3,144,171
Options closed	(15,601,651)	(916,798)
Options expired	(21,801,961)	(1,233,262)
Options exercised	(600,343)	(110,005)

Options outstanding at September 30, 2008	83,381,565	$1,965,185

High Yield	Actual Contracts	Premiums
Options outstanding at March 31, 2008	—	$—
Options written	11,600,000	275,500
Options closed	—	—
Options expired	(11,600,000)	(275,500)
Options exercised	—	—

Options outstanding at September 30, 2008	—	$—

Inflation Indexed	Actual Contracts	Premiums
Options outstanding at March 31, 2008	—	$—
Options written	1,332	640,900
Options closed	—	—
Options expired	(557)	(281,293)
Options exercised	(199)	(76,740)

Options outstanding at September 30, 2008	576	$282,867

Intermediate	Actual Contracts	Premiums
Options outstanding at March 31, 2008	34,880,408	$457,539
Options written	93,703,396	2,396,812
Options closed	(1,284)	(909,802)
Options expired	(43,900,484)	(341,820)
Options exercised	(34,880,000)	(133,176)

Options outstanding at September 30, 2008	49,802,036	$1,469,553

Intermediate Plus	Actual Contracts	Premiums
Options outstanding at March 31, 2008	5,150,062	$70,376
Options written	14,700,491	375,628
Options closed	(191)	(136,660)
Options expired	(6,100,068)	(47,623)
Options exercised	(5,150,000)	(19,770)

Options outstanding at September 30, 2008	8,600,294	$241,951

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Limited Duration	Actual Contracts	Premiums
Options outstanding at March 31, 2008	46	$31,395
Options written	14,100,279	244,326
Options closed	(78)	(44,860)
Options expired	(6,700,022)	(48,213)
Options exercised	—	—

Options outstanding at September 30, 2008	7,400,225	$182,648

Non-U.S.	Actual Contracts	Premiums
Options outstanding at March 31, 2008	661	$653,738
Options written	652	231,737
Options closed	(857)	(681,863)
Options expired	(361)	(106,311)
Options exercised	(95)	(97,301)

Options outstanding at September 30, 2008	—	$—

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in Absolute Return, Inflation Indexed, Intermediate Plus, and Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at September 30, 2008 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap and in certain instances, take delivery of the securities. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. If a fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Semi-Annual Report to Shareholders

Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of September 30, 2008, the one-and three-month London Interbank Offered Rates were 3.92% and 4.05%, respectively. The six month Euribor rate was 5.37%.

The following is a summary of open swap contracts outstanding as of September 30, 2008.

Western Asset Absolute Return Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	$100,000	$20

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	110,000	16,368

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	60,000	864

Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	800,000	(10,732)

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	630,000	20,193

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	60,000	5,734

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Absolute Return Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	$120,000	$41,906

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	80,000	27,937

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	100,000	1,422

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	Specified amount upon credit event notice	50,000	(343)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	50,000	4,063

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	50,000	1,700

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	Specified amount upon credit event notice	40,000	4,057

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	Specified amount upon credit event notice	150,000	(724)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	1,700,000	(37,698)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	800,000	(66,639)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	10,000,000	(758,227)

Barclays Capital Inc. (General Motors Corp. 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.45% Quarterly	1,600,000	(878,616)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	150,000	(66,460)

Semi-Annual Report to Shareholders

Western Asset Absolute Return Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	$100,000	$(44,410)

Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	2,350,000	(778,977)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	3,000,000	(127,949)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	Specified amount upon credit event notice	3.65% Quarterly	3,000,000	(77,899)

Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	Specified amount upon credit event notice	2.97% Quarterly	2,000,000	(262,548)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	700,000	(182,986)

					(3,169,944)

Interest Rate Swaps
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	100,000	(4,502)

Banc of America Securities LLC	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	100,000	(356)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60,000	(2,439)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	60,000	(3,869)

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	2,641,000	40,654

Barclays Capital Inc.	April 11, 2010	6-month EURIBOR	4.28% Annually	12,400,000	(100,707)

Barclays Capital Inc.	April 11, 2018	4.466% Annually	6-month EURIBOR	2,600,000	62,439

Barclays Capital Inc.	April 14, 2010	6-month EURIBOR	4.254% Annually	9,400,000	(80,992)

Barclays Capital Inc.	April 14, 2018	4.44% Annually	6-month EURIBOR	2,000,000	53,580

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Absolute Return Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps
Barclays Capital Inc.	May 12, 2010	6-month EURIBOR	4.441% Annually	$1,700,000	$(7,016)

Barclays Capital Inc.	September 27, 2012	3-month LIBOR	4.52% Semi-Annually	16,300,000	2,342

Barclays Capital Inc.	September 27, 2020	4.91% Semi-Annually	3-month LIBOR	3,870,000	(15,816)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100,000	(3,524)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	150,000	1,439

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50,000	(2,661)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	50,000	(2,030)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	50,000	(2,108)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	40,000	(1,493)

The Goldman Sachs Group, Inc.	May 15, 2016	4.25% Semi-Annually	3-month LIBOR	7,950,000	91,440

					24,381

		Total Unrealized Depreciation			$(3,145,563)

Western Asset High Yield Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	Specified amount upon credit event notice	5% Quarterly	$800,000	$(88,578)

Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	Specified amount upon credit event notice	5% Quarterly	800,000	(52,578)

		Total Unrealized Depreciation			$(141,156)

Semi-Annual Report to Shareholders

Western Asset Inflation Indexed Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Barclays Capital Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	$7,128,000	$(430,439)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	13,266,000	(1,281,532)

Deutsche Bank AG (CDX HY 4)	June 20, 2010	Specified amount upon credit event notice	3.6% Quarterly	9,500,000	(36,934)

Deutsche Bank AG (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700,000	(1,281,911)

J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)	June 20, 2010	Specified amount upon credit event notice	2.9% Quarterly	5,000,000	(1,487,836)

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)	June 20, 2010	Specified amount upon credit event notice	3.625% Quarterly	2,500,000	66,737

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)	June 20, 2010	Specified amount upon credit event notice	5.5% Quarterly	2,500,000	(666,779)

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	5,000,000	(2,384,418)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	4.5% Quarterly	7,500,000	(3,655,397)

		Total Unrealized Depreciation			$(11,158,509)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Intermediate Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	$15,420,000	$976,642

Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	1,944,720	(48,618)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,900,000	(241,618)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	4,930,000	(284,542)

Morgan Stanley & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,500,000	(132,522)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.6% Quarterly	800,000	(256,995)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	25,700,000	(1,208,163)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	5,500,000	(478,079)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800,000	(241,397)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800,000	(213,614)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,600,000	87,604

The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)	June 20, 2012	Specified amount upon credit event notice	1% Quarterly	7,811,292	(638,531)

					(2,679,833)

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps
Barclays Capital Inc.	September 15, 2010	3-month LIBOR	3% Semi-Annually	$40,300,000	$(348,805)

Barclays Capital Inc.	September 27, 2012	3-month LIBOR	4.52% Semi-Annually	54,900,000	7,889

Barclays Capital Inc.	September 27, 2020	4.91% Semi-Annually	3-month LIBOR	13,470,000	(55,051)

Credit Suisse First Boston USA	September 15, 2010	3-month LIBOR	3% Semi-Annually	20,100,000	(139,048)

Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	14,900,000	644,926

Deutsche Bank AG	September 15, 2010	3-month LIBOR	3% Semi-Annually	12,000,000	(84,435)

					25,476

		Total Unrealized Depreciation			$(2,654,357)

Western Asset Intermediate Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	$2,400,000	$15,286

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(33,309)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	970,000	(60,444)

Merrill Lynch & Co., Inc. (iBoxx HY3)	December 20, 2009	Specified amount upon credit event notice	3.75% Quarterly	384,000	144

Morgan Stanley & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(17,666)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.6% Quarterly	100,000	(32,124)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	$3,640,000	$(171,020)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	700,000	(60,828)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(34,473)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(30,487)

The Goldman Sachs Group, Inc. (iBoxx HY2)	September 20, 2009	Specified amount upon credit event notice	4.3% Quarterly	237,500	1,273

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	2,190,000	138,740

					(284,908)

Interest Rate Swaps
Barclays Capital Inc.	September 15, 2010	3-month LIBOR	3% Semi-Annually	5,800,000	(50,200)

Barclays Capital Inc.	September 27, 2012	3-month LIBOR	4.52% Semi-Annually	8,000,000	1,149

Barclays Capital Inc.	September 27, 2020	4.91% Semi-Annually	3-month LIBOR	1,900,000	(7,765)

Credit Suisse First Boston USA	September 15, 2010	3-month LIBOR	3% Semi-Annually	2,900,000	(20,061)

Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	1,900,000	80,884

Deutsche Bank AG	April 14, 2018	4.44% Annually	6-month EURIBOR	400,000	10,716

Deutsche Bank AG	April 14, 2010	6-month EURIBOR	4.253% Annually	2,000,000	(17,273)

Deutsche Bank AG	May 12, 2010	6-month EURIBOR	4.464% Annually	400,000	(1,455)

Deutsche Bank AG	September 15, 2010	3-month LIBOR	3% Semi-Annually	1,700,000	(11,962)

Semi-Annual Report to Shareholders

Western Asset Intermediate Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich	April 11, 2010	6-month EURIBOR	4.285% Annually	$2,600,000	$(20,853)

RBS Greenwich	April 11, 2018	4.473% Annually	6-month EURIBOR	500,000	11,636

					(25,184)

		Total Unrealized Depreciation			$(310,092)

Western Asset Limited Duration Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Barclays Capital Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$1,380,000	$(117,125)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(16,656)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	438,673	(8,203)

Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240,000	(14,114)

Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240,000	(13,791)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(33,309)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(8,647)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(17,255)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(17,065)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Limited Duration Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$200,000	$(16,939)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,100,000	(95,597)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	300,000	(22,873)

					(381,574)

Interest Rate Swaps
Barclays Capital Inc.	September 15, 2010	3-month LIBOR	3% Semi-Annually	6,000,000	(51,931)

Barclays Capital Inc.	September 15, 2010	3-month LIBOR	3% Semi-Annually	3,000,000	(20,622)

Barclays Capital Inc.	September 15, 2010	3-month LIBOR	3% Semi-Annually	10,780,000	(79,177)

Barclays Capital Inc.	September 15, 2010	3-month LIBOR	3% Semi-Annually	4,200,000	12,671

Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	2,200,000	111,007

Deutsche Bank AG	March 18, 2019	4.25% Semi-Annually	3-month LIBOR	6,680,000	78,131

Deutsche Bank AG	September 15, 2010	3-month LIBOR	3% Semi-Annually	1,800,000	(12,701)

Deutsche Bank AG	September 15, 2010	3-month LIBOR	3% Semi-Annually	2,100,000	4,749

					42,127

		Total Unrealized Depreciation			$(339,447)

Semi-Annual Report to Shareholders

Western Asset Non-U.S. Opportunity Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Royal Bank of Scotland (ITRAXX HIVOL S9)	June 20, 2013	2.6% Quarterly	Specified amount upon credit event notice	$2,337,000	$102,982

Royal Bank of Scotland (ITRAXX HIVOL S9)	June 20, 2013	2.6% Quarterly	Specified amount upon credit event notice	2,403,000	77,375

		Total Unrealized Appreciation			$180,357

4. Securities Lending

Each Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At September 30, 2008, collateral for securities on loan consisted of:

	Money Market Pooled Accounts	U.S. Government Securities
Inflation Indexed	$210,877,064	$1,956,609
Intermediate	110,606,736	—

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, and Limited Duration. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Absolute Return, Inflation Indexed, and Intermediate Plus.

Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. In order to limit the annualized operating expense ratios of the classes offered by each Fund to specified amounts, from August 1, 2007 until July 31, 2008, LMFA was contractually obligated with respect to each Fund to waive its compensation (and, to the extent necessary, bear other expenses of each Fund) when the annualized operating expense ratio of a class of the Fund, as a percentage of average daily net assets of such Fund attributable to such class, exceeded a specified amount (“Fee Cap”). From August 1, 2008 through July 31, 2009, the Manager is contractually obligated to follow the Fee Cap for the Institutional Select and Financial Intermediary Classes of each Fund offering those classes. The Fee Cap ceased to apply to the Institutional Class of each Fund (except Absolute Return) beginning August 1, 2008. From August 1, 2008 through July 31, 2009, the Manager is contractually obligated to waive its compensation (and, to the extent necessary, bear other expenses of the Fund) with respect to the Institutional Class of certain Funds in amounts equal to specified annual rates of each such Fund’s average daily net assets attributable to such share class (“Flat Waiver”). Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts under both the Fee Cap and the Flat Waiver.

Any amounts waived or reimbursed in a particular fiscal year under the Fee Cap will be subject to repayment by a Fund on behalf of the applicable class to LMFA to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses for such class to exceed a limit agreed between the Fund and LMFA. The following chart shows annual rates of management fees, expense limits or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Funds’ share classes.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Fund	Asset Breakpoint for Management Fee	Management Fee	Expense Limitation 8/1/08-7/31/09		Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture

Absolute Return
Institutional Class	All asset levels	0.750%	0.80%		—	$(64,236)	$(64,236)
Institutional Select Class	All asset levels	0.750%	0.80%		—	(15,702)	(15,702)
Financial Intermediary Class	All asset levels	0.750%	1.05%		—	(85)	(85)

High Yield
Institutional Class	All asset levels	0.550%	—	*	—	$—	$—
Institutional Select Class	All asset levels	0.550%	0.90%		—	—	—

Inflation Indexed
Institutional Class	All asset levels	0.200%	—	*	0.02%	$(29,094)	$—
Financial Intermediary Class	All asset levels	0.200%	0.75	%*	—	(2)	(8)

Intermediate	All asset levels	0.400%	—	*	—	$(313)	$—

Intermediate Plus	All asset levels	0.400%	—	*	0.13%	$(73,658)	$—

Limited Duration	All asset levels	0.350%	—	*	0.10%	$(60,024)	$—

Non-U.S.	All asset levels	0.450%	—	*	0.04%	$(34,905)	$—

*	From August 1, 2007 until July 31, 2008, the following limits on annualized expense ratios were in place under the Fee Cap Approach:

Fund	Expense Limitation
High Yield
Institutional Class	0.65%
Inflation Indexed
Institutional Class	0.25%
Financial Intermediary Class	0.50%
Intermediate	0.45%
Intermediate Plus	0.45%
Limited Duration	0.40%
Non-U.S.	0.55%

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

6. Fund Share Transactions:

At September 30, 2008, there were 21.150 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Absolute Return
Institutional Class
Shares sold	5,607,301	$52,750,005	25,040,517	$250,612,343
Shares issued on reinvestment	2,403,838	22,887,456	2,465,367	24,781,815
Shares repurchased	(39,598,764)	(363,459,204)	(6,792,146)	(68,276,911)

Net Increase (Decrease)	(31,587,625)	$(287,821,743)	20,713,738	$207,117,247

Institutional Select ClassA
Shares sold	23,367,074	$213,794,574	—	$—
Shares issued on reinvestment	194,656	1,742,147	—	—
Shares repurchased	(531,514)	(4,826,853)	—	—

Net Increase	23,030,216	$210,709,868	—	$—

Financial Intermediary Class
Shares sold	74,402	$678,346	39,400	$395,029
Shares issued on reinvestment	1,768	16,714	488	4,892
Shares repurchased	(2,745)	(27,117)	(298)	(3,000)

Net Increase	73,425	$667,943	39,590	$396,921

High Yield
Institutional Class
Shares sold	3,666,770	$34,875,087	23,467,385	$240,438,693
Shares issued on reinvestment	3,953,358	36,671,775	7,766,638	79,240,754
Shares repurchased	(23,007,834)	(208,947,589)	(27,068,309)	(264,369,485)

Net Increase (Decrease)	(15,387,706)	$(137,400,727)	4,165,714	$55,309,962

Institutional Select ClassA
Shares sold	13,253,949	$117,422,303	—	$—
Shares repurchased	(283,230)	(2,487,920)	—	—

Net Increase	12,970,719	$114,934,383	—	$—

Inflation Indexed
Institutional Class
Shares sold	13,466,626	$142,816,387	19,972,862	$211,161,547
Shares issued on reinvestment	4,992,399	52,071,427	3,763,953	39,571,513
Shares repurchased	(8,007,219)	(83,290,561)	(9,104,549)	(96,721,397)

Net Increase	10,451,806	$111,597,253	14,632,266	$154,011,663

Financial Intermediary Class
Shares sold	13,024	$135,756	21,815	$238,876
Shares issued on reinvestment	411	4,219	108	1,186
Shares repurchased	(15)	(162)	(18,672)	(202,156)

Net Increase	13,420	$139,813	3,251	$37,906

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Intermediate
Institutional Class
Shares sold	4,923,446	$49,659,516	32,296,580	$334,375,744
Shares issued on reinvestment	2,049,355	20,511,622	2,690,562	27,904,316
Shares repurchased	(9,497,577)	(94,406,144)	(27,670,873)	(287,140,762)

Net Increase (Decrease)	(2,524,776)	$(24,235,006)	7,316,269	$75,139,298

Intermediate Plus
Institutional Class
Shares sold	139,900	$1,291,000	2,821,735	$27,713,562
Shares issued on reinvestment	505,530	4,710,715	491,208	4,818,988
Shares repurchased	(1,636,476)	(15,390,090)	(580,831)	(5,695,398)

Net Increase (Decrease)	(991,046)	$(9,388,375)	2,732,112	$26,837,152

Limited Duration
Institutional Class
Shares sold	1,053,622	$9,333,046	4,509,320	$43,936,448
Shares issued on reinvestment	252,787	2,199,500	541,671	5,205,159
Shares repurchased	(1,056,960)	(9,061,285)	(2,848,957)	(27,501,407)

Net Increase	249,449	$2,471,261	2,202,034	$21,640,200

Non-U.S.
Institutional Class
Shares sold	2,678,530	$26,311,155	7,776,592	$76,569,431
Shares issued on reinvestment	—	—	39,858	394,371
Shares repurchased	(4,607,975)	(45,151,728)	(5,293,702)	(51,712,115)

Net Increase (Decrease)	(1,929,445)	$(18,840,573)	2,522,748	$25,251,687

A	Institutional Select Class commenced operations August 4, 2008.

7. Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on each Fund’s financial statements and related disclosures.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Susanne D. Wilson, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Todd F. Kuehl, Chief Compliance Officer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

WAF-S-(11/08) TN08-3402	WASX011416

Western Asset Funds, Inc.

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Semi-Annual Report to Shareholders

September 30, 2008

Semi-Annual Report to Shareholders

Expense Example

Western Asset Core Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period. For Institutional Class and Financial Intermediary Class, the example is based on an investment of $1,000 invested on April 1, 2008 and held through September 30, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 29, 2008 (commencement of operations) and held through September 30, 2008. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008 for each class, even though the Institutional Select Class did not begin operations until August 29, 2008. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 4/1/08		Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00		$942.80	$2.24
Hypothetical (5% return before expenses)	1,000.00		1,029.76	2.33
Institutional Select Class:
Actual	$1,000.00	B	$960.60	$.44	C
Hypothetical (5% return before expenses)	1,000.00		1,022.56	2.54
Financial Intermediary Class:
Actual	$1,000.00		$941.60	$3.46
Hypothetical (5% return before expenses)	1,000.00		1,021.51	3.60

A

These calculations are based on expenses incurred from April 1, 2008 to September 30, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.46%, 0.50% and 0.71% for the Institutional Class, Institutional Select Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (183), and divided by 365.

B	Beginning account value is as of August 29, 2008.
C

This calculation is based on expenses incurred from August 29, 2008 to September 30, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.50% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (33) and divided by 365.

1

Semi-Annual Report to Shareholders

Performance Information

Western Asset Core Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select shares, which began operations on August 29, 2008 had a total return of -3.94% for the period ended September 30, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

2

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning July 31, 1999.

3

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor's.
D	Preferred stocks do not have defined maturity dates.

4

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	106.8%

Corporate Bonds and Notes	16.5%

Aerospace and Defense	N.M.
United Technologies Corp.		5.400%	5/1/35	$1,460,000	$1,308,710

Airlines	1.0%
Continental Airlines Inc.		6.900%	1/2/18	2,198,461	1,934,646
Continental Airlines Inc.		6.820%	5/1/18	548,237	468,742
Continental Airlines Inc.		6.545%	2/2/19	4,306,222	3,660,289
Delta Air Lines Inc.		7.379%	5/18/10	3,768,856	3,665,212
Delta Air Lines Inc.		7.570%	11/18/10	12,026,000	10,883,530
Delta Air Lines Inc.		7.111%	9/18/11	15,600,000	14,391,000
Delta Air Lines Inc.		6.821%	8/10/22	6,825,032	5,562,401
Northwest Airlines Corp.		7.575%	3/1/19	5,745,286	4,969,672
Northwest Airlines Inc.		3.560%	5/20/14	741,365	615,333	A
Southwest Airlines Co.		5.125%	3/1/17	2,640,000	2,276,755	B
US Airways Pass-Through Trust		6.850%	1/30/18	10,063,668	8,755,391

					57,182,971

Automobiles	0.1%
DaimlerChrysler NA Holding Corp.		7.200%	9/1/09	1,240,000	1,253,241
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	700,000	697,609
Ford Motor Co.		7.450%	7/16/31	13,410,000	5,766,300	B

					7,717,150

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	3,320,000	3,332,928
Masco Corp.		6.125%	10/3/16	4,120,000	3,579,790

					6,912,718

Capital Markets	0.7%
Goldman Sachs Capital II		5.793%	12/29/49	770,000	338,269	C
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	1,300,000	130	C,D
Lehman Brothers Holdings Inc.		6.200%	9/26/14	4,370,000	546,250	D
Lehman Brothers Holdings Inc.		6.500%	7/19/17	11,920,000	14,900	D
Lehman Brothers Holdings Inc.		6.750%	12/28/17	29,990,000	37,487	D
Merrill Lynch and Co. Inc.		6.110%	1/29/37	3,510,000	2,436,698
Morgan Stanley		4.750%	4/1/14	3,070,000	1,627,392
Morgan Stanley		3.235%	10/18/16	4,040,000	2,633,575	A
The Bear Stearns Cos. Inc.		5.550%	1/22/17	7,855,000	6,745,403	B
The Bear Stearns Cos. Inc.		6.400%	10/2/17	17,120,000	15,988,316
The Goldman Sachs Group Inc.		5.625%	1/15/17	9,935,000	7,051,734

					37,420,154

5

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	0.7%
Bank One Corp.		7.875%	8/1/10	$4,500,000	$4,614,233
Bank One Corp.		5.900%	11/15/11	2,000,000	1,952,240
HBOS Treasury Services PLC		5.250%	2/21/17	2,500,000	2,181,013	E
Rabobank Capital Funding Trust II		5.260%	12/31/49	470,000	435,088	C,E
Rabobank Capital Funding Trust III		5.254%	12/31/49	3,030,000	2,611,690	C,E
SunTrust Capital VIII		6.100%	12/15/36	14,970,000	9,225,861	C
Wachovia Capital Trust III		5.800%	3/15/49	6,130,000	2,574,600	C
Wachovia Corp.		5.750%	6/15/17	16,100,000	12,082,535
Wells Fargo Capital X		5.950%	12/15/36	1,890,000	1,557,997

					37,235,257

Commercial Services and Supplies	0.2%
Waste Management Inc.		6.875%	5/15/09	2,000,000	2,005,702
Waste Management Inc.		6.375%	11/15/12	2,530,000	2,533,846
Waste Management Inc.		5.000%	3/15/14	3,440,000	3,131,483
Waste Management Inc.		7.125%	12/15/17	6,000,000	6,077,748

					13,748,779

Communications Equipment	0.1%
Motorola Inc.		8.000%	11/1/11	5,600,000	5,633,208

Consumer Finance	1.7%
American Express Co.		6.800%	9/1/66	4,460,000	3,812,341	C
American General Finance Corp.		6.900%	12/15/17	4,070,000	1,887,226
Capital One Financial Corp.		6.150%	9/1/16	3,170,000	2,379,022
Ford Motor Credit Co.		7.375%	10/28/09	50,175,000	40,338,994
Ford Motor Credit Co.		7.875%	6/15/10	6,310,000	4,816,593
Ford Motor Credit Co.		7.375%	2/1/11	6,435,000	4,275,935
Ford Motor Credit Co.		7.250%	10/25/11	5,910,000	3,758,128
GMAC LLC		5.625%	5/15/09	9,550,000	6,823,685	B
GMAC LLC		7.750%	1/19/10	5,355,000	3,206,387
GMAC LLC		7.250%	3/2/11	820,000	387,845
GMAC LLC		0.000%	6/15/15	220,000	35,649	F
SLM Corp.		5.375%	5/15/14	3,000,000	1,860,000
SLM Corp.		5.625%	8/1/33	42,895,000	21,447,500

					95,029,305

Diversified Financial Services	2.0%
Air 2 US		8.027%	10/1/19	10,223,652	8,178,921	E
BAC Capital Trust XIV		5.630%	12/31/49	500,000	258,740	C

6

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
Citigroup Inc.		6.125%	8/25/36	$2,000,000	$1,299,112
Citigroup Inc.		5.875%	5/29/37	17,000,000	11,786,882
Citigroup Inc.		6.875%	3/5/38	17,330,000	14,175,351
General Electric Capital Corp.		6.375%	11/15/67	22,960,000	18,578,589	C
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	12,080,000	9,482,800	C,E
HSBC Finance Corp.		8.000%	7/15/10	690,000	704,112
HSBC Finance Corp.		7.000%	5/15/12	700,000	680,261
HSBC Finance Corp.		6.375%	11/27/12	440,000	423,448
ILFC E-Capital Trust II		6.250%	12/21/65	4,160,000	1,243,237	C,E
J.P. Morgan and Co. Inc.		3.574%	2/15/12	2,000,000	1,999,840	A
JPMorgan Chase and Co.		5.750%	1/2/13	3,770,000	3,609,244
Kaupthing Bank Hf		7.625%	2/28/15	20,280,000	18,982,080	E,G,H
Liberty Media LLC		7.875%	7/15/09	9,000,000	9,027,945
Liberty Media LLC		3.750%	2/15/30	290,000	130,500	I
PHH Corp.		7.125%	3/1/13	5,010,000	4,567,517
TNK-BP Finance SA		7.875%	3/13/18	6,420,000	4,494,000	E
Unilever Capital Corp.		7.125%	11/1/10	1,730,000	1,845,806

					111,468,385

Diversified Telecommunication Services	0.3%
AT&T Inc.		5.100%	9/15/14	4,960,000	4,639,038
BellSouth Corp.		4.750%	11/15/12	440,000	417,776
BellSouth Corp.		5.200%	9/15/14	4,270,000	4,004,534
CenturyTel Inc.		6.000%	4/1/17	4,120,000	3,601,704
Verizon Global Funding Corp.		7.250%	12/1/10	2,220,000	2,310,110
Verizon Global Funding Corp.		7.375%	9/1/12	5,000	5,161

					14,978,323

Electric Utilities	0.4%
Exelon Corp.		5.625%	6/15/35	345,000	267,603
FirstEnergy Corp.		6.450%	11/15/11	290,000	291,383
FirstEnergy Corp.		7.375%	11/15/31	10,610,000	9,864,563
Pacific Gas and Electric Co.		6.050%	3/1/34	940,000	829,719
Pacific Gas and Electric Co.		5.800%	3/1/37	7,330,000	6,252,417
Progress Energy Inc.		7.100%	3/1/11	1,488,000	1,528,950
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	630,000	564,254
The Detroit Edison Co.		6.125%	10/1/10	920,000	943,552

					20,542,441

7

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Food and Staples Retailing	0.8%
CVS Lease Pass-Through Trust		6.117%	1/10/13	$1,508,679	$1,504,928	E
CVS Lease Pass-Through Trust		6.036%	12/10/28	35,151,273	31,550,025	E
The Kroger Co.		6.400%	8/15/17	580,000	556,128	B
The Kroger Co.		6.150%	1/15/20	850,000	779,275
Wal-Mart Stores Inc.		5.800%	2/15/18	9,150,000	8,938,736
Wal-Mart Stores Inc.		6.200%	4/15/38	5,410,000	4,935,002

					48,264,094

Food Products	0.3%
General Mills Inc.		5.700%	2/15/17	3,580,000	3,468,741
H.J. Heinz Co.		6.428%	12/1/08	6,650,000	6,661,637	E
Sara Lee Corp.		6.250%	9/15/11	5,500,000	5,546,035

					15,676,413

Gas Utilities	0.1%
Southern Natural Gas Co.		8.000%	3/1/32	7,390,000	6,876,853

Health Care Providers and Services	1.0%
AmerisourceBergen Corp.		5.625%	9/15/12	3,520,000	3,408,761
AmerisourceBergen Corp.		5.875%	9/15/15	3,050,000	2,754,794
Cardinal Health Inc.		5.800%	10/15/16	3,530,000	3,297,585
Cardinal Health Inc.		5.850%	12/15/17	12,985,000	11,999,516
HCA Inc.		5.750%	3/15/14	35,430,000	27,635,400
Tenet Healthcare Corp.		6.375%	12/1/11	2,500,000	2,306,250
Tenet Healthcare Corp.		7.375%	2/1/13	6,584,000	5,991,440
WellPoint Inc.		5.875%	6/15/17	900,000	833,085

					58,226,831

Hotels, Restaurants and Leisure	0.1%
Marriott International Inc.		5.810%	11/10/15	4,400,000	3,894,625
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	3,050,000	3,025,386

					6,920,011

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	3,480,000	3,306,000

Independent Power Producers and Energy Traders	0.1%
TXU Corp.		6.500%	11/15/24	1,090,000	694,196
TXU Corp.		6.550%	11/15/34	9,930,000	6,101,419

					6,795,615

8

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Industrial Conglomerates	0.1%
Tyco International Group SA		7.000%	12/15/19	$3,380,000	$3,259,111	E

Insurance	1.2%
American International Group Inc.		5.850%	1/16/18	2,370,000	1,189,614
American International Group Inc.		6.250%	3/15/37	12,690,000	2,033,167
ASIF Global Financing XIX		4.900%	1/17/13	1,210,000	993,475	E
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	3,070,000	2,993,711
MetLife Inc.		6.400%	12/15/36	46,870,000	29,220,445
The Travelers Cos. Inc.		6.250%	3/15/37	37,460,000	28,811,760	C

					65,242,172

IT Services	0.1%
Electronic Data Systems Corp.		7.125%	10/15/09	7,685,000	7,808,875

Leisure Equipment and Products	0.6%
Eastman Kodak Co.		7.250%	11/15/13	34,680,000	32,425,800

Media	0.8%
CBS Corp.		7.625%	1/15/16	2,750,000	2,694,684
Clear Channel Communications Inc.		4.250%	5/15/09	2,130,000	2,002,200
Clear Channel Communications Inc.		6.250%	3/15/11	5,580,000	3,599,100
Clear Channel Communications Inc.		5.500%	9/15/14	790,000	244,900
Comcast Corp.		6.500%	1/15/15	1,200,000	1,153,008
Comcast Corp.		6.500%	1/15/17	1,500,000	1,409,781
Comcast Corp.		6.950%	8/15/37	3,130,000	2,669,743
Cox Communications Inc.		7.875%	8/15/09	9,640,000	9,661,256
News America Inc.		6.200%	12/15/34	105,000	83,715
News America Inc.		6.650%	11/15/37	700,000	587,107
Time Warner Inc.		6.875%	5/1/12	8,270,000	8,199,672
Time Warner Inc.		6.950%	1/15/28	2,000,000	1,667,440
Time Warner Inc.		7.625%	4/15/31	350,000	303,926
Viacom Inc.		5.750%	4/30/11	8,580,000	8,335,384
Viacom Inc.		6.250%	4/30/16	3,400,000	3,062,074

					45,673,990

Multi-Utilities	N.M.
Dominion Resources Inc.		5.125%	12/15/09	50,000	50,425
Dominion Resources Inc.		4.750%	12/15/10	570,000	567,213
Dominion Resources Inc.		5.700%	9/17/12	2,050,000	2,030,258

					2,647,896

9

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.1%
Target Corp.		4.000%	6/15/13	$4,445,000	$4,306,089

Oil, Gas and Consumable Fuels	2.4%
Anadarko Petroleum Corp.		3.176%	9/15/09	12,340,000	12,194,696	A
Anadarko Petroleum Corp.		5.950%	9/15/16	16,943,000	15,572,565
Anadarko Petroleum Corp.		6.450%	9/15/36	1,325,000	1,038,864
Conoco Inc.		6.950%	4/15/29	2,780,000	2,795,040
El Paso Natural Gas Co.		8.375%	6/15/32	3,610,000	3,458,207
Hess Corp.		7.875%	10/1/29	3,840,000	3,753,439
Hess Corp.		7.300%	8/15/31	8,695,000	7,957,951	B
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	15,560,000	13,381,600	E
Kerr-McGee Corp.		6.875%	9/15/11	17,000,000	17,448,834
Kerr-McGee Corp.		6.950%	7/1/24	650,000	614,442
Kinder Morgan Energy Partners LP		7.125%	3/15/12	4,650,000	4,701,410
Kinder Morgan Energy Partners LP		5.000%	12/15/13	3,180,000	2,945,259
Kinder Morgan Energy Partners LP		6.000%	2/1/17	990,000	897,412
Kinder Morgan Energy Partners LP		6.950%	1/15/38	410,000	351,379
Pemex Project Funding Master Trust		6.625%	6/15/35	410,000	375,474	E
Pemex Project Funding Master Trust		6.625%	6/15/35	17,313,000	15,855,072	B
Sonat Inc.		7.625%	7/15/11	5,000,000	5,060,175
Tennessee Gas Pipeline Co.		8.375%	6/15/32	1,110,000	1,063,327
Texaco Capital Inc.		5.500%	1/15/09	1,000,000	1,001,430
The Williams Cos. Inc.		8.125%	3/15/12	3,240,000	3,273,437	B
The Williams Cos. Inc.		7.500%	1/15/31	7,262,000	6,608,275
The Williams Cos. Inc.		8.750%	3/15/32	3,240,000	3,322,166
XTO Energy Inc.		7.500%	4/15/12	10,379,000	10,869,646
XTO Energy Inc.		6.750%	8/1/37	320,000	283,941

					134,824,041

Paper and Forest Products	N.M.
Weyerhaeuser Co.		6.750%	3/15/12	2,775,000	2,742,635

Pharmaceuticals	0.1%
Wyeth		5.950%	4/1/37	9,750,000	8,791,312

Real Estate Investment Trusts (REITS)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	3,550,000	3,328,966

10

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Specialty Retail	0.4%
Autozone Inc.		6.950%	6/15/16	$5,620,000	$5,676,582
Home Depot Inc.		4.625%	8/15/10	1,380,000	1,351,199
Home Depot Inc.		5.250%	12/16/13	2,740,000	2,523,195
Home Depot Inc.		5.400%	3/1/16	4,250,000	3,613,852
Limited Brands Inc.		6.125%	12/1/12	9,420,000	8,747,450

					21,912,278

Thrifts and Mortgage Finance	0.6%
Countrywide Financial Corp.		3.022%	3/24/09	3,000,000	2,928,336	A
Countrywide Financial Corp.		6.250%	5/15/16	18,400,000	13,099,365	B
Residential Capital LLC		8.125%	11/21/08	8,180,000	6,953,000	B
Residential Capital LLC		5.889%	4/17/09	1,280,000	588,800	A
Residential Capital LLC		5.758%	5/22/09	3,550,000	1,597,500	A,J
Washington Mutual Inc.		4.625%	4/1/14	33,194,000	5,477,010	D
Washington Mutual Inc.		7.250%	11/1/17	9,195,000	1,517,175	B,D

					32,161,186

Tobacco	0.1%
Reynolds American Inc.		7.875%	5/15/09	3,240,000	3,273,754	B

Wireless Telecommunication Services	0.1%
Sprint Capital Corp.		8.375%	3/15/12	7,935,000	7,141,500
Sprint Capital Corp.		6.900%	5/1/19	230,000	178,250
Sprint Capital Corp.		8.750%	3/15/32	1,050,000	819,000

					8,138,750

Total Corporate Bonds and Notes (Cost—$1,194,683,725)					931,780,073
Asset-Backed Securities	3.9%

Fixed Rate Securities	0.6%
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,078,177	3,168,403
Drive Auto Receivables Trust 2006-2 A3		5.330%	4/15/14	25,360,000	23,856,114	E
E-Trade RV and Marine Trust A3-1		3.620%	10/8/18	209,916	207,082
Equity One ABS Inc. 2003-3		4.995%	12/25/33	4,068,582	3,491,893
Green Tree Financial Corp. 1996-5		8.100%	7/15/26	508,775	119,114
Patrons’ Legacy 2003-IV		5.775%	12/23/63	5,800,000	5,022,466	E

					35,865,072

11

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesA	3.3%
Amortizing Residential Collateral Trust 2005-BC5 M1		3.496%	7/25/32	$2,698,742	$2,001,991
Asset-Backed Funding Certificates 2002-SB1		2.891%	12/25/30	1,302,804	1,226,716
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		3.711%	8/25/37	10,659,976	9,188,899
Brazos Higher Education Authority Inc. 2005-1		2.834%	9/26/16	6,389,314	6,157,638
CDC Mortgage Capital Trust 2002-HE1		3.081%	1/25/33	512,543	355,786
CIT Group Home Equity Loan Trust 2002-1		2.751%	3/25/33	316,664	301,723
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		2.861%	11/25/46	5,067,458	3,424,007	E
Countrywide Asset-Backed Certificates 2003-BC3		3.081%	9/25/33	467,213	365,203
Fleet Home Equity Loan Trust 2003-1		2.708%	1/20/33	2,010,384	1,273,332
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		3.211%	2/25/31	51,034,525	41,123,620	E
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		2.721%	2/25/36	21,687,029	7,197,383
GSAMP Trust 2006-S4		2.551%	5/25/36	2,088,427	916,534
Lehman XS Trust 2005-5N		2.761%	11/25/35	8,207,764	5,138,646
Lehman XS Trust 2006-2N 1A1		2.721%	2/25/46	15,314,093	9,313,611
Lehman XS Trust 2006-GP4		2.531%	8/25/46	2,586,974	2,122,153
Long Beach Mortgage Loan Trust 2000-1		2.978%	1/21/31	205,453	181,400
Long Beach Mortgage Loan Trust 2006-9 2A3		2.621%	10/25/36	3,200,000	1,181,697
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		2.911%	2/25/47	49,846,785	38,030,475
MSDWCC Heloc Trust 2005-1		2.651%	7/25/17	1,347,384	922,240
Provident Bank Home Equity Loan Trust 1999-3		3.241%	1/25/31	656,864	425,151
Residential Asset Mortgage Products Inc. 2003-RS2		3.141%	3/25/33	163,014	89,903
Residential Asset Securities Corp. 2001-KS2		2.921%	6/25/31	265,445	229,509
Residential Asset Securities Corp. 2001-KS3 AII		2.921%	9/25/31	103,500	86,693
SACO I Trust 2005-10 1A		2.721%	6/25/36	5,044,546	3,059,464
SACO I Trust 2005-8 A1		2.741%	11/25/20	1,307,136	955,498
SACO I Trust 2006-1 A		2.631%	9/25/35	1,899,574	687,856

12

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		2.691%	2/25/37	$50,373,093	$28,876,587
SLM Student Loan Trust 2006-5		2.790%	7/25/17	21,371,262	21,289,968

					186,123,683

Total Asset-Backed Securities (Cost—$299,770,540)					221,988,755
Mortgage-Backed Securities	18.3%

Fixed Rate Securities	6.1%
Banc of America Commercial Mortgage Inc. 2006-3 A4		5.889%	7/10/44	25,420,000	23,012,383
Citicorp Mortgage Securities Inc. 2003-7 A1		4.750%	8/25/18	6,923,041	6,697,885
Commercial Mortgage Asset Trust 1999-C1 A3		6.640%	1/17/32	1,616,633	1,616,338
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	9,772,737	7,790,709
Credit Suisse Mortgage Capital Certificates 2006-C5 A3		5.311%	12/15/39	14,800,000	12,828,702
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	1,330,000	1,123,167
GMAC Commercial Mortgage Securities Inc 2006-C1 A4		5.238%	11/10/45	3,800,000	3,341,694
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	12,900,000	12,026,407
GSR Mortgage Loan Trust 2005-4F 1A1		4.500%	4/25/20	6,795,522	6,077,745
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	1,610,000	1,432,174
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	56,130,000	46,639,697
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	2,647,726	2,649,028
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	13,356,000	11,888,744
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	15,000,000	13,917,417
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	17,880,000	16,091,058
MASTR Reperforming Loan Trust 2005-1		6.500%	8/25/34	996,575	973,923	E
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	8,184,927	8,116,028	E
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	18,740,000	15,718,173

13

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4		5.378%	8/12/48	$1,030,000	$860,532
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	13,450,000	12,109,356
Morgan Stanley Capital I 2006-IQ12 A4		5.332%	12/15/43	8,700,000	7,546,008
Prime Mortgage Trust 2006-DR1 1A1		5.500%	5/25/35	25,352,506	22,507,955	E
Prime Mortgage Trust 2006-DR1 1A2		6.000%	5/25/35	11,602,210	10,431,547	E
Prime Mortgage Trust 2006-DR1 2A2		6.000%	5/25/35	44,315,668	37,331,518	E
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	2/25/32	3,408,327	2,554,115
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	40,252,716	30,666,815
Structured Asset Securities Corp. 2003-29 1A1		4.750%	9/25/18	24,083,170	23,173,096
WaMu Mortgage Pass-Through Certificates 2003-S7 A1		4.500%	8/25/18	4,366,043	4,123,181

					343,245,395

Indexed SecuritiesA	8.3%
American Home Mortgage Assets 2006-4		2.671%	10/25/46	932,732	392,183
American Home Mortgage Investment Trust 2006-2 1A1		2.541%	6/25/46	1,860,285	1,823,784
Amortizing Residential Collateral Trust 2002-BC1M		2.741%	1/1/32	1,817,795	1,182,312
Banc of America Funding Corp. 2005-E		4.541%	6/20/35	11,360,618	6,092,721
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1		5.469%	11/25/34	16,985,309	14,884,821
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A		2.631%	6/25/47	7,573,878	4,652,460
Bear Stearns Structured Products Inc. 2007-R11 A1A		3.061%	9/27/37	10,095,287	10,070,642	E
Citigroup Mortgage Loan Trust Inc. 2005-HE2		2.861%	5/25/35	2,693,986	2,137,948	E
Countrywide Alternative Loan Trust 2005-14		2.671%	5/25/35	6,818,703	4,334,773
Countrywide Alternative Loan Trust 2005-17 1A1		2.721%	7/25/35	8,532,030	5,395,872
Countrywide Alternative Loan Trust 2005-17 2A1		2.701%	7/25/35	18,254,092	11,610,714
Countrywide Alternative Loan Trust 2005-38 A3		2.811%	9/25/35	5,618,452	3,550,395

14

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2005-56 3A1		2.751%	11/25/35	$807,096	$516,727
Countrywide Alternative Loan Trust 2005-59 1A1		2.791%	11/20/35	2,436,346	1,554,120
Countrywide Alternative Loan Trust 2005-85CB 2A5		3.561%	2/25/36	7,997,144	5,659,661
Countrywide Alternative Loan Trust 2006-0A7		2.671%	6/25/46	10,920,433	6,978,262
Countrywide Home Loans 2005-03 1A2		2.751%	4/25/35	9,358,810	5,919,065
Countrywide Home Loans 2005-09 1A1		2.761%	5/25/35	9,482,042	6,161,253
Countrywide Home Loans 2005-09 2A1		2.681%	5/25/35	4,903,209	2,702,844
Deutsche Mortgage Securities Inc. 2004-4 7AR2		2.911%	6/25/34	2,715,200	2,517,628
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6		2.748%	10/19/45	4,127,299	2,693,667
First Horizon Alternative Mortgage Securities 2006-FA8 1A8		2.831%	2/25/37	4,452,466	2,569,621
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A		4.381%	8/19/34	34,529,602	32,407,123
Greenpoint Mortgage Funding Trust 2005-AR1		2.681%	6/25/45	7,327,912	5,735,461
Greenpoint Mortgage Funding Trust 2005-AR4		2.721%	10/25/45	1,489,584	1,040,878
Greenpoint Mortgage Funding Trust 2006-AR4		2.561%	9/25/46	28,586,412	23,025,365
Greenpoint Mortgage Funding Trust 2006-AR5		2.541%	10/25/46	33,616,083	29,077,751
GSMPS Mortgage Loan Trust 2005-RP2		2.811%	3/25/35	15,046,165	13,835,935	E
Harborview Mortgage Loan Trust 2005-7		4.961%	6/19/45	14,004,583	8,271,457
Harborview Mortgage Loan Trust 2006-14 2A1A		2.608%	3/19/38	777,208	472,420
Harborview Mortgage Loan Trust 2006-9 2A1A		2.668%	11/19/36	919,916	550,889
Harborview Mortgage Loan Trust 2007-7 2A1A		3.461%	11/25/47	56,122,796	34,234,905
Impac Secured Assets Corp. 2005-2		2.781%	3/25/36	1,372,000	1,012,192
Impac Secured Assets Corp. 2006-2 2A1		2.811%	8/25/36	2,652,326	1,863,521
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.255%	11/25/37	7,651,758	6,334,123
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2		2.671%	5/25/47	34,908,000	21,152,209
Medallion Trust 2003-1G		2.991%	12/21/33	1,605,750	1,518,821
Merrill Lynch Mortgage Investors Inc. 2005-A3 A1		2.731%	4/25/35	710,463	452,369

15

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued
Indexed Securities—Continued
MLCC Mortgage Investors Inc. 2003-B		2.801%	4/25/28	$1,864,552	$1,598,314
Structured Adjustable Rate Mortgage Loan Trust 2005-18 5A1		5.524%	9/25/35	4,755,895	3,876,741
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		2.781%	10/25/35	1,527,637	949,512
Structured Asset Mortgage Investments Inc. 2006-AR6		2.651%	7/25/46	16,503,389	10,451,439
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		2.671%	8/25/36	35,705,011	20,932,662
Thornburg Mortgage Securities Trust 2006-1		2.631%	1/25/36	41,385,801	41,100,143
Thornburg Mortgage Securities Trust 2006-3		2.566%	5/25/46	3,506,158	3,354,979
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A		4.051%	4/25/47	23,792,479	13,085,863
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		2.691%	4/25/45	8,688,599	5,681,177
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		2.731%	7/25/45	9,459,192	5,804,728
WaMu Mortgage Pass-Through Certificates, 2005-AR11		2.781%	8/25/45	23,808,134	15,487,222
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		2.751%	10/25/45	14,475,898	9,144,328
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		3.661%	10/25/45	3,768,993	565,349	E
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		2.751%	12/25/45	8,950,329	5,677,845
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		2.731%	12/25/45	18,168,808	11,840,721
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		2.751%	12/25/45	17,629,474	12,364,025
Zuni Mortgage Loan Trust 2006-OA1		2.591%	8/25/36	19,241,823	18,545,289

					464,847,229

Stripped Securities	N.M.
Diversified REIT Trust 1999-1A		0.204%	3/18/11	42,293,170	328,195	E,G,K1
FFCA Secured Lending Corp. 1999-1A		1.411%	9/18/25	3,709,199	98,729	E,G,K1
LB-UBS Commercial Mortgage Trust 2001-C3 X		0.928%	6/15/36	15,517,522	331,009	E,G,K1
Structured Mortgage Asset Residential Trust 1991-8		0.014%	1/25/23	575,996	—	G,K1

					757,933

16

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate SecuritiesL	3.9%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	$10,400,000	$9,375,728
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A		5.629%	10/25/35	4,653,153	3,802,971
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.552%	2/15/39	5,080,000	4,558,052
Credit Suisse Mortgage Capital Certificates A3-C2		5.658%	3/15/39	53,500,000	48,195,047
Deutsche Mortgage Securities Inc. 2005-WF1 1A3		5.088%	6/26/35	11,730,000	10,014,691	E
GE Capital Commercial Mortgage Corp. 2005-C4		5.334%	11/10/45	7,110,000	6,521,454
Greenwich Capital Commercial Funding Corp. 2006-GG7		5.914%	7/10/38	22,870,000	20,780,965
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	6,682,919	4,510,527
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.294%	1/12/43	7,600,000	6,899,889
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4		5.794%	2/12/51	40,800,000	34,527,743
MASTR Adjustable Rate Mortgages Trust 2004-15		6.696%	12/25/34	175,545	158,618
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3		6.720%	11/15/26	2,800,000	2,806,520
Merrill Lynch Mortgage Trust 2005-CIP1 A4		5.047%	7/12/38	1,450,000	1,305,658
Merrill Lynch Mortgage Trust 2005-CKI1		5.243%	11/12/37	23,750,000	21,683,812
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.487%	7/25/35	3,350,754	2,627,680
Thornburg Mortgage Securities Trust 2007-4 2A1		6.214%	9/25/37	22,814,117	19,501,197
Thornburg Mortgage Securities Trust 2007-4 3A1		6.220%	9/25/37	22,658,767	19,000,613
Wachovia Bank Commercial Mortgage Trust 2005-C20		5.118%	7/15/42	4,000,000	3,587,111

					219,858,276

Total Mortgage-Backed Securities (Cost—$1,281,847,155)					1,028,708,833

17

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations	6.7%

Fixed Rate Securities	2.6%
Fannie Mae		5.000%	10/15/10	$2,130,000	$2,131,923	M
Fannie Mae		6.250%	2/1/11	3,260,000	3,409,862	B,M
Fannie Mae		5.250%	8/1/12	2,610,000	2,640,172	B,M
Fannie Mae		4.610%	10/10/13	30,420,000	30,283,384	B,M
Fannie Mae		6.000%	4/18/36	9,300,000	9,561,423	B,M
Freddie Mac		5.450%	7/9/10	2,130,000	2,145,330	M
Freddie Mac		5.250%	2/24/11	9,960,000	10,038,624	M
Freddie Mac		3.625%	5/29/13	9,000,000	8,812,404	B,M
Freddie Mac		5.450%	11/21/13	11,340,000	11,379,112	M
Freddie Mac		5.300%	5/12/20	53,095,000	52,199,977	B,M
Freddie Mac		5.625%	11/23/35	12,290,000	12,079,964	M
Tennessee Valley Authority		7.125%	5/1/30	2,450,000	3,095,232	B
United States Treasury Bonds		5.375%	2/15/31	50,000	56,816	B

					147,834,223

Treasury Inflation-Protected SecuritiesN	4.1%
United States Treasury Inflation-Protected Security		2.375%	1/15/17	6,597,828	6,653,500	B
United States Treasury Inflation-Protected Security		2.625%	7/15/17	2,429,988	2,502,508	B
United States Treasury Inflation-Protected Security		1.625%	1/15/18	20,996	19,887	B
United States Treasury Inflation-Protected Security		2.375%	1/15/25	42,188,957	40,877,134	B
United States Treasury Inflation-Protected Security		2.000%	1/15/26	74,827,292	68,320,834	B
United States Treasury Inflation-Protected Security		2.375%	1/15/27	55,323,602	53,503,953	B
United States Treasury Inflation-Protected Security		1.750%	1/15/28	14,119,541	12,318,198	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	13,679,085	15,737,363	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	17,150,596	20,509,695	B
United States Treasury Inflation-Protected Security		3.375%	4/15/32	6,219,880	7,130,508	B

					227,573,580

Total U.S. Government and Agency Obligations (Cost—$376,714,032)					375,407,803

18

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	55.1%

Fixed Rate Securities	51.0%
Fannie Mae		7.000%	5/1/09 to 2/1/33	$7,622,240	$8,010,626	M
Fannie Mae		8.000%	5/1/15	6,783	7,194	M
Fannie Mae		5.500%	4/1/18 to 7/1/38	339,373,710	338,702,006	M
Fannie Mae		4.500%	7/1/18 to 9/1/38	35,675,799	33,890,773	M
Fannie Mae		4.000%	8/1/20 to 9/1/20	4,701,068	4,480,620	M
Fannie Mae		5.000%	8/1/20 to 11/1/36	778,028,521	761,379,440	M
Fannie Mae		6.000%	12/1/23	8,370,000	8,524,326	M,O
Fannie Mae		7.500%	6/1/25 to 5/1/28	474,906	514,610	M
Fannie Mae		6.000%	1/1/26 to 9/1/37	473,079,348	479,743,634	M
Fannie Mae		6.500%	7/1/28 to 11/1/37	51,470,066	52,869,615	M
Fannie Mae		4.500%	12/1/38	163,000,000	154,136,875	M,O
Fannie Mae		5.500%	12/1/38	196,400,000	195,847,723	M,O
Freddie Mac		6.000%	3/1/09 to 12/1/37	827,542	844,265	M
Freddie Mac		5.500%	12/1/13 to 5/1/38	56,640,514	56,418,830	M
Freddie Mac		9.300%	4/15/19	90,089	95,719	M
Freddie Mac		5.000%	9/1/20 to 4/1/38	559,418,940	545,971,871	M
Freddie Mac		7.000%	4/1/24 to 5/1/32	2,442,672	2,571,366	M
Freddie Mac		6.500%	6/1/32	39,393	40,708	M
Freddie Mac		5.000%	12/1/38	71,600,000	69,742,839	M,O
Freddie Mac		5.500%	12/1/38	5,900,000	5,868,659	M,O
Government National Mortgage Association		10.000%	11/15/09	92	96
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	112,288	122,507
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	209,521	225,987
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	275,236	290,636
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	13,516,387	13,905,050
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	25,769,847	26,228,188
Government National Mortgage Association		5.500%	1/15/33	215,553	216,371
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	55,963,879	54,982,766
Government National Mortgage Association		5.000%	12/1/38	56,300,000	55,209,188	O

					2,870,842,488

19

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed SecuritiesA	4.1%
Fannie Mae		4.879%	6/1/35	$7,954,425	$7,954,688	M
Fannie Mae		4.547%	7/1/35	4,236,688	4,265,408	M
Fannie Mae		4.360%	8/1/35	877,548	886,009	M
Fannie Mae		4.691%	9/1/35	5,007,019	5,060,698	M
Fannie Mae		4.714%	9/1/35	2,145,922	2,158,319	M
Fannie Mae		4.658%	10/1/35	2,282,642	2,280,165	M
Fannie Mae		4.685%	10/1/35	1,876,842	1,898,660	M
Fannie Mae		4.744%	10/1/35	1,938,920	1,960,971	M
Fannie Mae		4.872%	10/1/35	1,642,382	1,647,848	M
Fannie Mae		5.289%	10/1/35	15,563,416	16,007,957	M
Fannie Mae		0.410%	11/1/35	6,441,353	6,625,024	M
Fannie Mae		2.728%	11/1/35	6,113,154	6,287,467	M
Fannie Mae		5.044%	11/1/35	6,725,980	6,917,932	M
Fannie Mae		5.051%	11/1/35	6,806,740	7,001,163	M
Fannie Mae		5.054%	11/1/35	6,603,009	6,791,612	M
Fannie Mae		5.507%	2/1/37	55,468,491	55,473,024	M
Fannie Mae		5.620%	4/1/37	13,061,779	13,403,264	M
Freddie Mac		4.830%	10/1/35	2,412,849	2,420,530	M
Freddie Mac		5.892%	2/1/37	54,040,903	55,205,396	M
Freddie Mac		5.824%	8/1/37	20,702,089	21,072,883	M
Freddie Mac		6.076%	10/1/37	5,720,763	5,852,112	M

					231,171,130

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	10,463	2,418	G,K1,M
Fannie Mae		1,009.500%	2/25/20	12	9	G,K1,M
Fannie Mae		1,009.250%	8/25/21	311	7,496	G,K1,M
Fannie Mae		0.000%	5/25/22	66,277	57,940	F,G,K2,M
Financing Corp.		0.000%	4/5/19	1,150,000	706,086	F,G,K2
Freddie Mac		10.000%	3/1/21	59,195	13,231	G,K1,M
Freddie Mac		0.000%	7/15/22	10,616	9,370	F,G,K2,M

					796,550

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$3,090,104,146)					3,102,810,168
Yankee BondsP	6.2%

Aerospace and Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	9,755,796	10,194,126	E

20

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Commercial Banks	1.8%
Eksportfinans ASA		5.500%	5/25/16	$10,700,000	$11,240,211
Glitnir Banki Hf		6.330%	7/28/11	6,080,000	4,809,523	E,H
Glitnir Banki Hf		6.375%	9/25/12	8,920,000	6,758,167	E,H
Glitnir Banki Hf		6.693%	6/15/16	11,830,000	6,262,684	C,E,H
Glitnir Banki Hf		7.451%	9/14/49	1,600,000	823,120	C,E,H
HBOS Capital Funding LP		6.071%	6/30/49	3,105,000	2,007,643	C,E
HSBC Capital Funding LP		4.610%	6/27/49	1,630,000	1,390,853	C,E
Kaupthing Bank Hf		5.750%	10/4/11	2,960,000	2,352,815	E,H
Kaupthing Bank Hf		7.125%	5/19/16	30,520,000	18,583,201	E,H
Landsbanki Islands Hf		6.100%	8/25/11	17,170,000	14,552,948	E,H
Resona Preferred Global Securities		7.191%	12/29/49	13,670,000	10,148,485	C,E
Royal Bank of Scotland Group PLC		7.640%	3/31/49	3,700,000	2,756,566	C
Royal Bank of Scotland Group PLC		6.990%	10/29/49	5,720,000	4,262,836	C,E
RSHB Capital SA		6.299%	5/15/17	15,740,000	11,236,786	E
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	11,080,000	4,645,933	C,E

					101,831,771

Diversified Financial Services	0.5%
Aiful Corp.		5.000%	8/10/10	4,030,000	3,130,504	E
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	4,660,000	3,526,730	C
SMFG Preferred Capital		6.078%	1/29/49	13,800,000	9,853,890	C,E
TNK-BP Finance SA		7.500%	7/18/16	9,940,000	6,958,000	E
TNK-BP Finance SA		7.500%	7/18/16	726,000	508,200	E
TNK-BP Finance SA		6.625%	3/20/17	4,830,000	3,139,500	E
TNK-BP Finance SA		6.625%	3/20/17	318,000	206,700	E

					27,323,524

Diversified Telecommunication Services	0.3%
British Telecommunications PLC		8.625%	12/15/10	1,755,000	1,834,256	J
Deutsche Telekom International Finance BV		5.750%	3/23/16	5,370,000	4,790,201
Koninklijke (Royal) KPN NV		8.000%	10/1/10	8,240,000	8,634,531
Telecom Italia Capital SpA		5.250%	11/15/13	965,000	856,138
Telecom Italia Capital SpA		4.950%	9/30/14	2,570,000	2,167,204
Telecom Italia Capital SpA		5.250%	10/1/15	2,060,000	1,714,744

					19,997,074

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	570,000	612,573

21

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Foreign Governments	0.8%
Russian Federation		7.500%	3/31/30	$18,430,335	$18,868,056	E
United Mexican States		5.625%	1/15/17	160,000	156,240	B
United Mexican States		7.500%	4/8/33	302,000	329,935
United Mexican States		6.750%	9/27/34	25,404,000	25,531,020

					44,885,251

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	1,220,000	915,000	E
Intergas Finance BV		6.375%	5/14/17	13,221,000	9,519,120	E

					10,434,120

Industrial Conglomerates	1.1%
Tyco International Group SA		6.125%	11/1/08	820,000	821,156
Tyco International Group SA		6.125%	1/15/09	330,000	331,098
Tyco International Group SA		6.750%	2/15/11	26,549,000	26,941,129
Tyco International Group SA		6.375%	10/15/11	6,560,000	6,613,398
Tyco International Group SA		6.000%	11/15/13	2,950,000	2,890,676
Tyco International Group SA		6.875%	1/15/21	24,710,000	23,579,517	E

					61,176,974

Insurance	0.2%
Merna Reinsurance Ltd.		4.551%	7/7/10	13,500,000	12,908,700	A,E

Metals and Mining	0.4%
Corporacion Nacional del Cobre-Codelco		4.750%	10/15/14	1,750,000	1,663,086	E
Vale Overseas Ltd.		8.250%	1/17/34	330,000	344,801	B
Vale Overseas Ltd.		6.875%	11/21/36	20,252,000	18,026,447

					20,034,334

Oil, Gas and Consumable Fuels	0.6%
Anadarko Finance Co.		7.500%	5/1/31	730,000	669,400
Conoco Funding Co.		6.350%	10/15/11	400,000	414,250
Conoco Funding Co.		7.250%	10/15/31	350,000	371,568
Gazprom		6.212%	11/22/16	15,410,000	12,185,612	E
Gazprom		6.510%	3/7/22	12,230,000	8,805,600	E
Petrobras International Finance Co.		6.125%	10/6/16	10,020,000	9,443,850

					31,890,280

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	6,820,000	6,389,283

Total Yankee Bonds (Cost—$422,343,219)					347,678,010

22

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Preferred Stocks	0.1%
Fannie Mae		8.250%		578,475	shs	$1,261,076	B,C,M
Fannie Mae		5.375%		44		143,000	I,M
Fannie Mae		7.000%		26,600		74,480	A,M
Freddie Mac		8.375%		844,875		1,377,146	B,C,M
General Motors Corp.		5.250%		292,725		2,602,325	B,I
Home Ownership Funding Corp.		1.000%		5,575		882,400	E,G
Home Ownership Funding Corp. II		1.000%		5,000		785,265	E,G

Total Preferred Stocks (Cost—$55,550,837)						7,125,692

Total Long-Term Securities (Cost—$6,721,013,654)						6,015,499,334
Investment of Collateral From Securities Lending	6.4%
State Street Navigator Securities Lending Prime Portfolio				361,973,993		361,973,993

Total Investment of Collateral From Securities Lending (Cost—$361,973,993)						361,973,993
Short-Term Securities	7.3%

U.S. Government and Agency Obligations	7.1%
Fannie Mae		0.000%	12/15/08	$35,618,000		35,432,501	F,M,Q
Freddie Mac		0.000%	10/30/08	145,000,000		144,719,667	F,Q
Freddie Mac		0.000%	2/24/09	203,000,000		200,571,308	F,Q
United States Treasury Notes		0.000%	1/2/09	21,000,000		20,952,267	B,F

						401,675,743

Options PurchasedR	0.1%
Barclays Swaption Put, December 2008, Strike Price $1.60				38,100,000	S	647,700
Barclays Swaption Put, January 2009, Strike Price $4.93				46,775,000	S	694,810
Barclays Swaption Put, November 2008, Strike Price $1.50				22,300,000	S	352,340
Barclays Swaption Put, November 2008, Strike Price $1.50				19,050,000	S	300,990
Barclays Swaption Put, October 2008, Strike Price $1.40				10,750,000	S	163,400
Barclays Swaption Put, October 2008, Strike Price $1.50				38,100,000	S	476,250
Credit Suisse First Boston Swaption Put, December 2008, Strike Price $1.40				38,800,000	S	822,560

23

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
Credit Suisse First Boston Swaption Put, December 2008, Strike Price $1.55		39,000,000	S	$698,100
Greenwich Swaption Put, January 2009, Strike Price $4.93		48,325,000	S	717,834
U.S. Treasury Note Futures Call, November 2008, Strike Price $116.50		38	S	46,906
UBS Warburg LLC Swaption Call, March 2009, Strike Price $3.62		43,000,000	S	294,004

				5,214,894

Repurchase Agreement	0.1%
Goldman Sachs & Co. 1.00%, dated 9/30/08, to be repurchased at $6,974,194 on 10/1/08 (Collateral: $5,665,000 Tennessee Valley Authority bond, 7.125%, due 5/1/30, value $7,116,656)		$6,974,000		6,974,000

Total Short-Term Securities (Cost—$414,002,222)				413,864,637
Total Investments (Cost—$7,496,989,869)T	120.5%			6,791,337,964
Obligation to Return Collateral for Securities Loaned	(6.4)%			(361,973,993)
Other Assets Less Liabilities	(14.1)%			(793,682,111)

Net Assets	100.0%			$5,635,681,860

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.9)%

Fixed Rate Securities	(0.9)%
Fannie Mae (Proceeds—$(49,669,512)		5.000%	12/1/2038	(50,300,000)	$(49,205,938	)O

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedR
Eurodollar Futures	March 2009	5,130	$2,438,700
Eurodollar Futures	June 2009	1,505	(1,168,325)
U.S. Treasury Bond Futures	December 2008	2,052	(283,052)
U.S. Treasury Note Futures	December 2008	2,547	99,407

			$1,086,730

24

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenR
U.S. Treasury Note Futures	December 2008	8,450	$8,245,689
U.S. Treasury Note Futures	December 2008	879	985,142

			$9,230,831

Options WrittenR
Barclays Swaption Call, Strike Price $1.60	October 2008	72,500,000	145,000
Barclays Swaption Call, Strike Price $1.60	November 2008	24,700,000	3,705
Barclays Swaption Put, Strike Price $1.60	October 2008	72,500,000	(467,625)
Barclays Swaption Put, Strike Price $1.60	November 2008	24,700,000	(180,310)
Barclays Swaption Put, Strike Price $1.65	October 2008	21,500,000	(101,050)
Barclays Swaption Put, Strike Price $1.73	October 2008	44,500,000	(342,650)
Barclays Swaption Put, Strike Price $1.75	November 2008	38,100,000	(285,750)
Barclays Swaption Put, Strike Price $2.10	December 2008	76,200,000	(373,380)
Barclays Swaption Put, Strike Price $4.00	January 2009	187,100,000	576,829
Credit Suisse First Boston Swaption Call, Strike Price $3.40	October 2008	19,400,000	244,440
Credit Suisse First Boston Swaption Put, Strike Price $1.75	December 2008	77,600,000	(620,800)
Credit Suisse First Boston Swaption Put, Strike Price $2.05	December 2008	78,000,000	(312,000)
Credit Suisse First Boston Swaption Put, Strike Price $3.40	October 2008	19,400,000	(327,860)
Eurodollar Futures Call, Strike Price $96.50	December 2008	245	(125,256)
Eurodollar Futures Call, Strike Price $97.50	March 2009	518	(116,953)
Eurodollar Futures Put, Strike Price $96.00	March 2009	750	483,750
Eurodollar Futures Put, Strike Price $96.75	June 2009	373	—
Greenwich Swaption Call, Strike Price $4.97	October 2013	57,220,000	—
Greenwich Swaption Put, Strike Price $4.00	January 2009	193,300,000	576,614
Greenwich Swaption Put, Strike Price $4.95	June 2009	97,000,000	589,653
Greenwich Swaption Put, Strike Price $4.97	October 2013	57,220,000	—
U.S. Treasury Bond Futures Call, Strike Price $118.00	November 2008	341	(113,595)
U.S. Treasury Bond Futures Put, Strike Price $115.00	November 2008	455	(236,447)
U.S. Treasury Note Futures Call, Strike Price $116.00	October 2008	409	160,916
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2008	620	(354,319)
U.S. Treasury Note Futures Call, Strike Price $117.50	November 2008	825	(36,359)
U.S. Treasury Note Futures Call, Strike Price $119.00	November 2008	688	(49,237)
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2008	915	457,347
U.S. Treasury Note Futures Put, Strike Price $108.00	November 2008	617	162,134
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2008	343	(33,871)
U.S. Treasury Note Futures Put, Strike Price $112.00	October 2008	409	(267,256)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	682	(72,488)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	375	(176,250)
U.S. Treasury Note Futures Put, Strike Price $112.50	November 2008	412	(47,123)
U.S. Treasury Note Futures Put, Strike Price $113.00	November 2008	643	(306,387)
U.S. Treasury Note Futures Put, Strike Price $114.00	October 2008	415	(124,622)

25

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
U.S. Treasury Note Futures Put, Strike Price $114.00	November 2008	1,127	$(337,635)
U.S. Treasury Note Futures Put, Strike Price $115.00	November 2008	684	(796,482)
U.S. Treasury Note Futures Put, Strike Price $116.50	November 2008	375	(748,469)
UBS Warburg LLC Swaption Call, Strike Price $4.16	December 2008	86,000,000	253,175

			$(3,300,611)

N.M. Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2008.

B	All or a portion of this security is on loan.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Bond is in default as of September 30, 2008.
E

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.00% of net assets.

F	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	Bond is in default subsequent to September 30, 2008.
I	Convertible Security – Security may be converted into the issuer’s common stock.
J	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
K

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
M	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
N

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

O	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
P	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
Q	All or a portion of this security is collateral to cover futures and options contracts written.
R	Options and futures are described in more detail in the notes to financial statements.
S	Par represents actual number of contracts.
T

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,963,364
Gross unrealized depreciation	(746,615,269)

Net unrealized depreciation	$(705,651,905)

See notes to financial statements.

26

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$7,082,987,647)		$6,377,473,327	A
Short-term securities at value (Cost—$414,002,222)		413,864,637
Cash		12,570,059
Receivable for securities sold		612,093,704
Interest receivable		64,593,879
Receivable for fund shares sold		11,027,783
Futures variation margin receivable		3,098,581
Other assets		1,486

Total assets		7,494,723,456

Liabilities:
Payable for securities purchased	$1,054,600,431
Obligation to return collateral for securities loaned	361,973,993
Swap contracts at value	333,313,962
Market value of securities sold short (Proceeds—$49,669,512)	49,205,938
Options written (Proceeds—$24,658,204)	27,958,815
Payable for fund shares repurchased	19,374,856
Amounts payable for open swaps	6,813,080
Income distribution payable	2,384,077
Accrued management fee	1,975,645
Accrued distribution fees	285,437
Accrued expenses and other liabilities	1,155,362

Total liabilities		1,859,041,596

Net Assets		$5,635,681,860

Net assets consist of:
Accumulated paid-in-capital		$6,633,651,235
Undistributed net investment income		24,888,282
Accumulated net realized loss on investments, options, futures and swaps		(82,259,913)
Net unrealized depreciation on investments, options, futures, short sales and swaps		(940,597,744)

Net Assets		$5,635,681,860

Net Asset Value Per Share:
Institutional Class (435,815,807 shares outstanding)		$9.67
Institutional Select Class (103,715 shares outstanding)		$9.67
Financial Intermediary Class (146,896,791 shares outstanding)		$9.67

A	The market value of securities on loan is $359,284,027.

See notes to financial statements.

27

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$188,766,967
Dividends	1,422,115
Income from securities loaned	5,106,021

Total income		$195,295,103
Expenses:
Management fees	12,991,903
Distribution and service fees:
Financial Intermediary Class	1,955,945
Audit and legal fees	84,239
Custodian fees	286,672
Directors’ fees and expenses	92,321
Registration fees	28,032
Reports to shareholders:
Institutional Class	696,212
Institutional Select Class	326
Financial Intermediary Class	259,981
Transfer agent and shareholder servicing expense:
Institutional Class	194,762
Institutional Select Class	933
Financial Intermediary Class	231,679
Other expenses	58,680

	16,881,685
Less: Fees waived	(159,029)
Compensating balance credits	(155)

Net expenses		16,722,501

Net Investment Income		178,572,602
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(43,548,577)
Options	33,755,078
Futures	(19,442,890)
Swaps	39,044,313

		9,807,924
Change in unrealized appreciation/(depreciation) of investments, options, short sales, futures and swaps		(533,958,445)

Net Realized and Unrealized Loss on Investments		(524,150,521)

Change in Net Assets Resulting From Operations		$(345,577,919)

See notes to financial statements.

28

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$178,572,602	$361,354,213

Net realized gain/(loss)	9,807,924	(77,680,995)

Change in unrealized appreciation/(depreciation)	(533,958,445)	(418,890,141)

Change in net assets resulting from operations	(345,577,919)	(135,216,923)

Distributions to shareholders from:
Net investment income:
Institutional Class	(129,921,446)	(279,146,241)
Institutional Select Class	(4,659)	N/A
Financial Intermediary Class	(40,049,383)	(77,801,855)

Net realized gain on investments:
Institutional Class	—	(22,347,640)
Financial Intermediary Class	—	(6,284,549)

Change in net assets from fund share transactions:
Institutional Class	(539,032,031)	567,219,859
Institutional Select Class	1,050,490	N/A
Financial Intermediary Class	(78,459,721)	343,480,947

Change in net assets	(1,131,994,669)	389,903,598

Net Assets:
Beginning of period	6,767,676,529	6,377,772,931

End of period	$5,635,681,860	$6,767,676,529

Undistributed net investment income	$24,888,282	$16,291,168

N/A—Not applicable.

See notes to financial statements.

29

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEARS ENDED MARCH 31,
		2008	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$10.54	$11.37	$11.05	$11.29	$11.81	$11.57

Investment operations:
Net investment income	.29A	.58A	.55A	.49B	.39B	.41B
Net realized and unrealized gain/(loss)	(.88)	(.78)	.34	(.22)	(.21)	.45

Total from investment operations	(.59)	(.20)	.89	.27	.18	.86

Distributions from:
Net investment income	(.28)	(.58)	(.57)	(.51)	(.39)	(.44)
Net realized gain on investments	—	(.05)	—	—C	(.31)	(.18)

Total distributions	(.28)	(.63)	(.57)	(.51)	(.70)	(.62)

Net asset value, end of period	$9.67	$10.54	$11.37	$11.05	$11.29	$11.81

Total return	(5.72)%D	(1.88)%	8.23%	2.46%	1.68%	7.64%

Ratios to Average Net Assets:E
Total expenses	.46%F	.44%	.47%	.45%	.46%	.49%
Expenses net of waivers, if any	.46%F	.44%	.47%	.45%	.46%	.49%
Expenses net of all reductions	.46%F	.44%	.47%	.45%	.46%	.49%
Net investment income	5.6%F	5.3%	4.9%	4.3%	3.4%	3.5%

Supplemental Data:
Portfolio turnover rate	75.2%D	455.0%	431.7%	540.4%	407.2%	464.6%
Net assets, end of period (in thousands)	$4,214,240	$5,140,277	$4,975,052	$4,243,248	$3,277,782	$2,187,219

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

30

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED SEPTEMBER 30, 2008G
	(Unaudited)
Net asset value, beginning of period	$10.11

Investment operations:
Net investment incomeA	.05
Net realized and unrealized loss	(.45)

Total from investment operations	(.40)

Distributions from:
Net investment income	(.04)

Total distributions	(.04)

Net asset value, end of period	$9.67

Total return	(3.94)%	D

Ratios to Average Net Assets:E
Total expenses	1.98%F
Expenses net of waivers, if any	.50%F
Expenses net of all reductions	.50%F
Net investment income	5.8%F

Supplemental Data:
Portfolio turnover rate	75.2%D
Net assets, end of period (in thousands)	$1,003

G	For the period August 29, 2008 (commencement of operations) to September 30, 2008.

See notes to financial statements.

31

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30,	YEARS ENDED MARCH 31,
	2008	2008	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$10.54	$11.37	$11.05	$11.29	$11.81	$11.57

Investment operations:
Net investment income	.28A	.56A	.51A	.47B	.38B	.40B
Net realized and unrealized gain/(loss)	(.88)	(.79)	.35	(.22)	(.23)	.43

Total from investment operations	(.60)	(.23)	.86	.25	.15	.83

Distributions from:
Net investment income	(.27)	(.55)	(.54)	(.49)	(.36)	(.41)
Net realized gain on investments	—	(.05)	—	—C	(.31)	(.18)

Total distributions	(.27)	(.60)	(.54)	(.49)	(.67)	(.59)

Net asset value, end of period	$9.67	$10.54	$11.37	$11.05	$11.29	$11.81

Total return	(5.84)%D	(2.12)%	7.95%	2.19%	1.42%	7.36%

Ratios to Average Net Assets:E
Total expenses	.73%F	.69%	.72%	.70%	.72%	.76%
Expenses net of waivers, if any	.71%F	.69%	.72%	.70%	.72%	.75%
Expenses net of all reductions	.71%F	.69%	.72%	.70%	.72%	.75%
Net investment income	5.4%F	5.1%	4.6%	4.1%	4.2%	3.3%

Supplemental Data:
Portfolio turnover rate	75.2%D	455.0%	431.7%	540.4%	407.2%	464.6%
Net assets, end of period (in thousands)	$1,420,439	$1,627,400	$1,402,721	$360,819	$265,518	$121,607

See notes to financial statements.

32

Semi-Annual Report to Shareholders

Expense Example

Western Asset Core Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the period. For Institutional Class and Financial Intermediary Class, the example is based on an investment of $1,000 invested on April 1, 2008 and held through September 30, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 4, 2008 (commencement of operations) and held through September 30, 2008. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008 for each class, even though the Institutional Select Class did not begin operations until August 4, 2008. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 4/1/08		Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Institutional Class:
Actual	$1,000.00		$955.50	$2.21
Hypothetical (5% return before expenses)	1,000.00		1,022.81	2.28
Institutional Select Class:
Actual	$1,000.00	B	$991.50	$.67	C
Hypothetical (5% return before expenses)	1,000.00		1,022.91	2.18
Financial Intermediary Class:
Actual	$1,000.00		$953.30	$3.43
Hypothetical (5% return before expenses)	1,000.00		1,021.56	3.55

A

These calculations are based on expenses incurred from April 1, 2008 to September 30, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.45%, 0.44% and 0.70% for the Institutional Class, Institutional Select Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (183), and divided by 365.

B	Beginning account value is as of August 4, 2008.
C

This calculation is based on expenses incurred from August 4, 2008 to September 30, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.44% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (58) and divided by 365.

33

Semi-Annual Report to Shareholders

Performance Information

Western Asset Core Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select shares, which began operations on August 4, 2008 had a total return of -0.85% for the period ended September 30, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investment are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

34

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Since-inception index returns are for periods beginning December 31, 2001.

35

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s Portfolio as of September 30, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C	Source: Standard & Poor's.
D	Preferred stocks and warrants do not have a defined maturity date.

36

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

September 30, 2008 (Unaudited)

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	104.7%

Corporate Bonds and Notes	15.6%

Aerospace and Defense	N.M.
DRS Technologies Inc.		6.625%	2/1/16	$10,000		$10,100
L-3 Communications Corp.		7.625%	6/15/12	852,000		839,220

						849,320

Airlines	0.7%
Continental Airlines Inc.		6.545%	8/2/20	11,228,958		9,544,614
Continental Airlines Inc.		5.983%	4/19/22	8,300,000		6,391,000
DAE Aviation Holdings Inc.		11.250%	8/1/15	1,950,000		1,813,500	A
Delta Air Lines Inc.		6.619%	3/18/11	2,756,797		2,618,957
Delta Air Lines Inc.		7.570%	5/18/12	11,575,000		10,475,375
Delta Air Lines Inc.		6.821%	8/10/22	14,086,679		11,480,643
Northwest Airlines Corp.		7.575%	3/1/19	11,530,749		9,974,098
Northwest Airlines Inc.		3.278%	8/6/13	1,161,903		883,046	B
Southwest Airlines Co.		5.125%	3/1/17	5,320,000		4,588,005	C
United Air Lines Inc.		7.032%	4/1/12	3,744,246		3,711,484
United Air Lines Inc.		7.186%	10/1/12	18,084,729		17,989,439
United Air Lines Inc.		6.602%	3/1/15	2,007,097		1,989,117

						81,459,278

Auto Components	N.M.
Visteon Corp.		8.250%	8/1/10	386,000		320,380	C
Visteon Corp.		12.250%	12/31/16	997,000		598,200	A,C

						918,580

Automobiles	0.4%
DaimlerChrysler NA Holding Corp.		7.200%	9/1/09	620,000		626,620
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	500,000		498,292
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	3,315,000		3,352,516
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	1,390,000		1,356,476
Ford Motor Co.		7.450%	7/16/31	30,335,000		13,044,050	C
Ford Motor Co.		4.250%	12/15/36	175,000		115,281	D
General Motors Corp.		8.250%	7/15/23	8,240,000		3,234,200	C
General Motors Corp.		8.375%	7/5/33	9,520,000	EUR	5,089,785
General Motors Corp.		8.375%	7/15/33	46,230,000		18,492,000	C

						45,809,220

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	5,830,000		5,852,702
Masco Corp.		6.125%	10/3/16	8,270,000		7,185,646

						13,038,348

37

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Capital Markets	0.5%
Credit Suisse Nassau		6.790%	10/29/09	71,970,000	RUB	$2,727,340	A
Credit Suisse Nassau		7.000%	10/27/11	23,990,000	RUB	855,372	A
Goldman Sachs Capital II		5.793%	12/29/49	$1,790,000		786,365	E
Goldman Sachs Group LP		4.500%	6/15/10	1,450,000		1,346,005
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	5,530,000		553	E,F
Lehman Brothers Holdings Inc.		5.250%	2/6/12	1,690,000		211,250	F
Lehman Brothers Holdings Inc.		6.200%	9/26/14	8,690,000		1,086,250	F
Lehman Brothers Holdings Inc.		6.500%	7/19/17	5,280,000		6,600	F
Merrill Lynch and Co. Inc.		6.375%	10/15/08	2,670,000		2,666,759
Morgan Stanley		5.625%	1/9/12	110,000		76,694
Morgan Stanley		4.750%	4/1/14	8,460,000		4,484,604
Morgan Stanley		3.235%	10/18/16	7,290,000		4,752,169	B
The Bear Stearns Cos. Inc.		5.550%	1/22/17	60,000		51,524	C
The Bear Stearns Cos. Inc.		7.250%	2/1/18	39,400,000		37,917,575
The Goldman Sachs Group Inc.		6.600%	1/15/12	2,810,000		2,619,448
The Goldman Sachs Group Inc.		5.625%	1/15/17	1,420,000		1,007,897

						60,596,405

Chemicals	N.M.
Georgia Gulf Corp.		9.500%	10/15/14	3,750,000		2,306,250	C
Westlake Chemical Corp.		6.625%	1/15/16	1,265,000		1,075,250

						3,381,500

Commercial Banks	0.2%
Bank One Corp.		7.875%	8/1/10	150,000		153,808
Bank One Corp.		5.900%	11/15/11	2,000,000		1,952,240
HBOS Treasury Services PLC		5.250%	2/21/17	4,570,000		3,986,891	A
HSBC Bank PLC		7.000%	11/1/11	2,629,429		2,328,558
HSBC Bank USA		7.000%	11/1/11	2,212,272		1,989,501	A,G
HSBC Bank USA		7.000%	11/1/11	2,129,069		1,911,804	A,G
Rabobank Capital Funding Trust II		5.260%	12/31/49	590,000		546,175	A,E
Rabobank Capital Funding Trust III		5.254%	12/31/49	4,140,000		3,568,448	A,E
SunTrust Capital VIII		6.100%	12/15/36	2,660,000		1,639,331	E
Wachovia Capital Trust III		5.800%	3/15/42	9,480,000		3,981,600	E
Wachovia Corp.		5.250%	8/1/14	210,000		128,769
Wells Fargo and Co.		5.000%	11/15/14	130,000		118,896
Wells Fargo Capital X		5.950%	12/15/36	6,895,000		5,683,804	C,E

						27,989,825

38

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Services and Supplies	0.2%
Rental Service Corp.		9.500%	12/1/14	$1,900,000	$1,439,250	C
Waste Management Inc.		6.500%	11/15/08	4,340,000	4,348,316
Waste Management Inc.		6.875%	5/15/09	8,000,000	8,022,808
Waste Management Inc.		7.375%	8/1/10	6,055,000	6,270,128
Waste Management Inc.		6.375%	11/15/12	1,770,000	1,772,690
Waste Management Inc.		5.000%	3/15/14	6,938,000	6,315,766
Waste Management Inc.		7.125%	12/15/17	500,000	506,479
Waste Management Inc.		7.750%	5/15/32	90,000	88,553

					28,763,990

Communications Equipment	0.1%
EchoStar DBS Corp.		7.750%	5/31/15	2,725,000	2,309,438
Motorola Inc.		8.000%	11/1/11	10,850,000	10,914,340

					13,223,778

Computers and Peripherals	N.M.
International Business Machines Corp.		4.750%	11/29/12	40,000	40,042

Consumer Finance	1.2%
American Express Co.		6.800%	9/1/66	10,175,000	8,697,438	E
American General Finance Corp.		6.900%	12/15/17	8,600,000	3,987,751
Ford Motor Credit Co.		5.800%	1/12/09	4,180,000	3,968,801
Ford Motor Credit Co.		7.875%	6/15/10	3,560,000	2,717,444
Ford Motor Credit Co.		8.069%	6/15/11	5,724,000	4,167,845	B,C
Ford Motor Credit Co.		7.800%	6/1/12	19,090,000	11,853,458
Ford Motor Credit Co.		8.000%	12/15/16	22,000,000	13,910,116
GMAC LLC		6.625%	5/15/12	280,000	118,543
GMAC LLC		8.000%	11/1/31	165,360,000	62,386,525	C
SLM Corp.		5.000%	10/1/13	17,665,000	10,952,300
SLM Corp.		5.375%	5/15/14	25,005,000	15,503,100
SLM Corp.		5.050%	11/14/14	4,690,000	2,860,900
SLM Corp.		5.000%	4/15/15	740,000	444,000
SLM Corp.		5.625%	8/1/33	4,160,000	2,080,000

					143,648,221

Diversified Consumer Services	N.M.
Service Corp. International		6.750%	4/1/16	1,530,000	1,308,150
Service Corp. International		7.625%	10/1/18	400,000	358,000
Service Corp. International		7.500%	4/1/27	5,385,000	4,119,525

					5,785,675

39

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services	2.3%
AAC Group Holding Corp.		0.000%	10/1/12	$770,000		$762,300	A,C,E
Air 2 US		8.027%	10/1/19	13,612,000		10,889,600	A
BAC Capital Trust XIV		5.630%	12/31/49	2,230,000		1,153,980	E
Banca Italease SpA		5.168%	2/2/10	57,800,000	EUR	74,919,122	B
Bank of America Corp.		5.420%	3/15/17	2,030,000		1,615,884
Citigroup Inc.		5.000%	9/15/14	150,000		115,007
Citigroup Inc.		6.125%	8/25/36	1,560,000		1,013,307
Citigroup Inc.		5.875%	5/29/37	6,040,000		4,187,810
Citigroup Inc.		6.875%	3/5/38	36,010,000		29,454,956
DI Finance LLC		9.500%	2/15/13	1,004,000		983,920
General Electric Capital Corp.		5.450%	1/15/13	1,155,000		1,079,057
General Electric Capital Corp.		6.375%	11/15/67	46,985,000		38,018,946	E
HSBC Finance Corp.		6.500%	11/15/08	40,000		39,858
HSBC Finance Corp.		8.000%	7/15/10	70,000		71,432
HSBC Finance Corp.		6.375%	8/1/10	1,000,000		992,346
HSBC Finance Corp.		7.000%	5/15/12	160,000		155,488
HSBC Finance Corp.		6.375%	11/27/12	520,000		500,439
ILFC E-Capital Trust II		6.250%	12/21/65	7,220,000		2,157,733	A,E
JPMorgan Chase and Co.		5.750%	1/2/13	4,430,000		4,241,100
JPMorgan Chase and Co.		5.125%	9/15/14	200,000		178,243
JPMorgan Chase and Co.		5.150%	10/1/15	110,000		98,949
Kaupthing Bank Hf		7.625%	2/28/15	80,340,000		75,198,240	A,H,I
Liberty Media LLC		5.700%	5/15/13	535,000		444,969	C
Liberty Media LLC		3.750%	2/15/30	170,000		76,500	D
PHH Corp.		7.125%	3/1/13	8,640,000		7,876,915
TNK-BP Finance SA		7.875%	3/13/18	13,000,000		9,100,000	A
Unilever Capital Corp.		7.125%	11/1/10	1,450,000		1,547,063

						266,873,164

Diversified Telecommunication Services	0.5%
AT&T Inc.		5.100%	9/15/14	8,640,000		8,080,906
BellSouth Corp.		4.750%	11/15/12	640,000		607,674
BellSouth Corp.		5.200%	9/15/14	8,250,000		7,737,097
CenturyTel Inc.		6.000%	4/1/17	8,270,000		7,229,634
Citizens Communications Co.		9.250%	5/15/11	530,000		530,000
Citizens Communications Co.		7.875%	1/15/27	5,290,000		3,967,500
Level 3 Financing Inc.		9.250%	11/1/14	4,695,000		3,544,725
Qwest Communications International Inc.		6.304%	2/15/09	10,000		9,875	B

40

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued
Diversified Telecommunication Services—Continued
Qwest Communications International Inc.		7.500%	2/15/14	$6,774,000	$5,859,510
Qwest Corp.		7.500%	10/1/14	2,680,000	2,318,200
Qwest Corp.		6.875%	9/15/33	5,600,000	3,766,000
Verizon Global Funding Corp.		7.375%	9/1/12	45,000	46,453
Verizon New York Inc.		6.875%	4/1/12	3,942,000	3,941,842
Windstream Corp.		8.625%	8/1/16	10,100,000	9,317,250

					56,956,666

Electric Utilities	1.4%
Duke Energy Corp.		5.625%	11/30/12	790,000	800,112	C
Energy Future Holdings Corp.		10.875%	11/1/17	1,051,000	948,528	A
Energy Future Holdings Corp.		11.250%	11/1/17	146,179,000	123,521,255	A,J
Exelon Corp.		5.625%	6/15/35	255,000	197,793
FirstEnergy Corp.		6.450%	11/15/11	3,000,000	3,014,310
FirstEnergy Corp.		7.375%	11/15/31	20,130,000	18,715,707
Niagara Mohawk Power Corp.		7.750%	10/1/08	500,000	500,000
Pacific Gas and Electric Co.		6.050%	3/1/34	4,990,000	4,404,573
Pacific Gas and Electric Co.		5.800%	3/1/37	11,750,000	10,022,633
Progress Energy Inc.		7.100%	3/1/11	52,000	53,431
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	1,080,000	967,293
The Detroit Edison Co.		5.200%	10/15/12	10,000	9,837

					163,155,472

Energy Equipment and Services	0.1%
Complete Production Services Inc.		8.000%	12/15/16	5,355,000	5,087,250
Pacific Energy Partners		7.125%	6/15/14	630,000	619,195
Pride International Inc.		7.375%	7/15/14	1,440,000	1,375,200

					7,081,645

Food and Staples Retailing	0.3%
CVS Caremark Corp.		6.943%	1/10/30	3,228,189	3,056,933	A
CVS Corp.		5.298%	1/11/27	579,544	523,272	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	5,704,877	5,268,618	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	19,648,468	17,635,483	A
The Kroger Co.		6.400%	8/15/17	1,270,000	1,217,729	C
The Kroger Co.		6.150%	1/15/20	1,830,000	1,677,733
Wal-Mart Stores Inc.		6.200%	4/15/38	2,180,000	1,988,596

					31,368,364

41

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	$7,210,000	$6,985,928
H.J. Heinz Co.		6.428%	12/1/08	11,660,000	11,680,405	A
Sara Lee Corp.		6.250%	9/15/11	9,750,000	9,831,607

					28,497,940

Gas Utilities	0.1%
Southern Natural Gas Co.		5.900%	4/1/17	20,000	17,700	A
Southern Natural Gas Co.		8.000%	3/1/32	9,410,000	8,756,588
Suburban Propane Partners LP		6.875%	12/15/13	2,000,000	1,770,000

					10,544,288

Health Care Equipment and Supplies	N.M.
Biomet Inc.		10.375%	10/15/17	1,800,000	1,782,000	J
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681,000	687,810

					2,469,810

Health Care Providers and Services	0.7%
AmerisourceBergen Corp.		5.625%	9/15/12	6,330,000	6,129,959
AmerisourceBergen Corp.		5.875%	9/15/15	7,070,000	6,385,702
Cardinal Health Inc.		5.800%	10/15/16	6,260,000	5,847,842
Community Health Systems Inc.		8.875%	7/15/15	6,910,000	6,564,500
DaVita Inc.		6.625%	3/15/13	4,435,000	4,213,250
HCA Inc.		8.750%	9/1/10	256,000	252,160
HCA Inc.		6.250%	2/15/13	1,243,000	1,037,905
HCA Inc.		5.750%	3/15/14	86,000	67,080
HCA Inc.		9.125%	11/15/14	1,280,000	1,244,800
HCA Inc.		6.500%	2/15/16	379,000	300,357
HCA Inc.		9.250%	11/15/16	10,500,000	10,211,250
HCA Inc.		9.625%	11/15/16	9,809,000	9,318,550	J
HCA Inc.		7.690%	6/15/25	723,000	537,363
HCA Inc.		7.500%	11/6/33	14,640,000	10,394,400
Tenet Healthcare Corp.		6.375%	12/1/11	2,500,000	2,306,250
Tenet Healthcare Corp.		7.375%	2/1/13	6,222,000	5,662,020	C
Tenet Healthcare Corp.		9.875%	7/1/14	2,668,000	2,601,300
Tenet Healthcare Corp.		9.250%	2/1/15	12,430,000	11,746,350	C
WellPoint Inc.		5.875%	6/15/17	2,780,000	2,573,307

					87,394,345

Hotels, Restaurants and Leisure	0.2%
Boyd Gaming Corp.		6.750%	4/15/14	10,000	7,175	C
Boyd Gaming Corp.		7.125%	2/1/16	20,000	13,850	C

42

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	$1,070,000	$727,600	C
Marriott International Inc.		5.810%	11/10/15	7,950,000	7,036,879
MGM MIRAGE		6.750%	9/1/12	435,000	340,388
MGM MIRAGE		6.625%	7/15/15	380,000	264,100
MGM MIRAGE		7.500%	6/1/16	4,000,000	2,920,000	C
MGM MIRAGE		7.625%	1/15/17	4,670,000	3,362,400	C
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245,000	208,250	C
River Rock Entertainment Authority		9.750%	11/1/11	220,000	202,400
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	5,350,000	5,306,825
Station Casinos Inc.		7.750%	8/15/16	9,760,000	5,294,800	C

					25,684,667

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	6,890,000	6,545,500

Household Products	N.M.
American Achievement Corp.		8.250%	4/1/12	250,000	249,375	A
Procter and Gamble Co.		8.500%	8/10/09	90,000	93,017

					342,392

Independent Power Producers and Energy Traders	1.1%
Dynegy Holdings Inc.		7.750%	6/1/19	9,730,000	7,784,000
NRG Energy Inc.		7.250%	2/1/14	3,130,000	2,903,075
NRG Energy Inc.		7.375%	2/1/16	6,791,000	6,111,900
NRG Energy Inc.		7.375%	1/15/17	595,000	541,450
The AES Corp.		8.750%	5/15/13	11,741,000	11,799,705	A
The AES Corp.		7.750%	3/1/14	32,158,000	29,906,940
The AES Corp.		7.750%	10/15/15	8,070,000	7,323,525
The AES Corp.		8.000%	10/15/17	51,840,000	46,785,600
TXU Corp.		5.550%	11/15/14	1,560,000	1,164,161
TXU Corp.		6.500%	11/15/24	2,850,000	1,815,100
TXU Corp.		6.550%	11/15/34	28,635,000	17,594,575

					133,730,031

Industrial Conglomerates	0.1%
General Electric Co.		5.000%	2/1/13	7,055,000	6,497,775
Tyco International Group SA		7.000%	12/15/19	945,000	911,201	A

					7,408,976

43

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Insurance	0.2%
American International Group Inc.		5.850%	1/16/18	$5,090,000	$2,554,910
ASIF Global Financing XIX		4.900%	1/17/13	2,180,000	1,789,898	A
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	5,990,000	5,841,149
MetLife Capital Trust IV		7.875%	12/15/37	13,000,000	8,909,290	A,E
MetLife Inc.		6.400%	12/15/66	2,280,000	1,421,434	E
The Travelers Cos. Inc.		6.250%	3/15/67	2,450,000	1,884,378	E

					22,401,059

IT Services	0.2%
Electronic Data Systems Corp.		7.125%	10/15/09	21,645,000	21,993,896
SunGard Data Systems Inc.		9.125%	8/15/13	1,650,000	1,485,000

					23,478,896

Leisure Equipment and Products	0.3%
Eastman Kodak Co.		7.250%	11/15/13	21,264,000	19,881,840
Eastman Kodak Co.		3.375%	10/15/33	13,820,000	12,904,425	C,D

					32,786,265

Machinery	N.M.
Terex Corp.		7.375%	1/15/14	2,680,000	2,438,800

Media	0.8%
CBS Corp.		7.625%	1/15/16	5,500,000	5,389,368
Charter Communications Operating LLC		10.875%	9/15/14	3,640,000	3,530,800	A
Clear Channel Communications Inc.		4.250%	5/15/09	2,760,000	2,594,400
Clear Channel Communications Inc.		6.250%	3/15/11	6,600,000	4,257,000
Clear Channel Communications Inc.		5.500%	9/15/14	8,120,000	2,517,200
Comcast Cable Communications Inc.		6.750%	1/30/11	210,000	213,002
Comcast Cable Communications Inc.		8.875%	5/1/17	40,000	42,125
Comcast Corp.		6.500%	1/15/15	3,760,000	3,612,758
Comcast Corp.		6.500%	1/15/17	2,940,000	2,763,171
Comcast Corp.		5.875%	2/15/18	10,000	8,916
Comcast Corp.		6.950%	8/15/37	7,470,000	6,371,559
Cox Communications Inc.		7.875%	8/15/09	7,680,000	7,696,935	C
CSC Holdings Inc.		6.750%	4/15/12	500,000	458,125	C
DirecTV Holdings LLC		8.375%	3/15/13	2,531,000	2,499,363
EchoStar DBS Corp.		7.000%	10/1/13	6,340,000	5,468,250
EchoStar DBS Corp.		6.625%	10/1/14	1,185,000	950,963
EchoStar DBS Corp.		7.125%	2/1/16	20,000	16,050
Gannett Co. Inc.		6.375%	4/1/12	4,560,000	4,424,919

44

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
Idearc Inc.		8.000%	11/15/16	$8,250,000	$2,248,125
Lamar Media Corp.		6.625%	8/15/15	2,010,000	1,663,275
News America Inc.		6.200%	12/15/34	240,000	191,349
News America Inc.		6.650%	11/15/37	1,320,000	1,107,116
News America Inc.		6.750%	1/9/38	200,000	194,674	C
R.H. Donnelley Corp.		11.750%	5/15/15	1,300,000	793,000	A
Time Warner Entertainment Co. LP		8.375%	7/15/33	20,000	19,013
Time Warner Inc.		6.875%	5/1/12	5,950,000	5,899,401
Time Warner Inc.		7.625%	4/15/31	440,000	382,078
Time Warner Inc.		7.700%	5/1/32	5,554,000	4,852,752
Viacom Inc.		5.750%	4/30/11	14,870,000	14,446,056
Viacom Inc.		6.250%	4/30/16	6,600,000	5,944,026

					90,555,769

Metals and Mining	0.2%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	14,090,000	13,878,650
Steel Dynamics Inc.		6.750%	4/1/15	5,890,000	5,065,400
Steel Dynamics Inc.		7.750%	4/15/16	1,980,000	1,762,200	A

					20,706,250

Multi-Utilities	0.1%
Dominion Resources Inc.		5.125%	12/15/09	1,260,000	1,270,710
Dominion Resources Inc.		4.750%	12/15/10	1,010,000	1,005,061
Dominion Resources Inc.		5.700%	9/17/12	5,135,000	5,085,550

					7,361,321

Multiline Retail	0.1%
J.C. Penney Co. Inc.		7.400%	4/1/37	690,000	577,311
Target Corp.		4.000%	6/15/13	5,340,000	5,173,120
The Neiman-Marcus Group Inc.		10.375%	10/15/15	7,000,000	5,862,500	C

					11,612,931

Office Electronics	N.M.
Xerox Corp.		6.750%	2/1/17	1,180,000	1,113,571

Oil, Gas and Consumable Fuels	2.2%
Anadarko Petroleum Corp.		3.219%	9/15/09	21,500,000	21,246,837	B
Anadarko Petroleum Corp.		5.950%	9/15/16	2,250,000	2,068,009
Anadarko Petroleum Corp.		6.450%	9/15/36	29,835,000	23,392,072
Chesapeake Energy Corp.		6.375%	6/15/15	1,205,000	1,075,462
Chesapeake Energy Corp.		6.250%	1/15/18	1,970,000	1,684,350	C

45

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Chesapeake Energy Corp.		7.250%	12/15/18	$7,105,000		$6,536,600
Conoco Inc.		6.950%	4/15/29	83,000		83,449
ConocoPhillips		8.750%	5/25/10	3,100,000		3,329,536
ConocoPhillips		5.900%	10/15/32	10,000		9,062
El Paso Corp.		7.000%	6/15/17	68,790,000		61,454,441
El Paso Corp.		7.800%	8/1/31	4,277,000		3,603,445
El Paso Corp.		7.750%	1/15/32	8,074,000		6,757,559
El Paso Natural Gas Co.		8.375%	6/15/32	2,520,000		2,414,039
Gazprom		6.950%	8/6/09	546,352,000	RUB	21,051,456
Hess Corp.		7.875%	10/1/29	5,290,000		5,170,753
Hess Corp.		7.300%	8/15/31	13,235,000		12,113,109
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	33,610,000		28,904,600	A
Kerr-McGee Corp.		6.875%	9/15/11	800,000		821,122
Kerr-McGee Corp.		6.950%	7/1/24	2,560,000		2,419,955
Kerr-McGee Corp.		7.875%	9/15/31	10,555,000		9,913,140
Kinder Morgan Energy Partners LP		6.300%	2/1/09	10,000		9,987
Kinder Morgan Energy Partners LP		6.750%	3/15/11	50,000		50,631
Kinder Morgan Energy Partners LP		7.125%	3/15/12	7,565,000		7,648,639
Kinder Morgan Energy Partners LP		5.850%	9/15/12	10,000		9,714
Kinder Morgan Energy Partners LP		5.000%	12/15/13	1,804,000		1,670,832
Kinder Morgan Energy Partners LP		6.000%	2/1/17	5,170,000		4,686,486
Kinder Morgan Energy Partners LP		6.950%	1/15/38	1,507,000		1,291,531
Peabody Energy Corp.		6.875%	3/15/13	1,085,000		1,047,025
Peabody Energy Corp.		5.875%	4/15/16	880,000		796,400	C
Pemex Project Funding Master Trust		3.411%	12/3/12	104,000		98,415	A,B
Pemex Project Funding Master Trust		6.625%	6/15/35	850,000		778,421	A
Pemex Project Funding Master Trust		6.625%	6/15/35	20,386,000		18,669,295	C
Seariver Maritime Inc.		0.000%	9/1/12	70,000		58,647	K
Texaco Capital Inc.		5.500%	1/15/09	1,600,000		1,602,288
The Williams Cos. Inc.		7.500%	1/15/31	990,000		900,880
The Williams Cos. Inc.		7.750%	6/15/31	530,000		495,322	C
XTO Energy Inc.		7.500%	4/15/12	971,000		1,016,902
XTO Energy Inc.		6.750%	8/1/37	2,540,000		2,253,785

						257,134,196

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		8.125%	5/15/11	9,000		8,910
Weyerhaeuser Co.		6.750%	3/15/12	7,090,000		7,007,309

						7,016,219

46

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Pharmaceuticals	0.2%
Wyeth		5.950%	4/1/37	$19,765,000	$17,821,567

Real Estate Investment Trusts (REITS)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	6,240,000	5,851,479	C
Host Marriott LP		6.750%	6/1/16	2,065,000	1,688,137
Ventas Inc.		8.750%	5/1/09	770,000	770,000
Ventas Inc.		6.750%	6/1/10	800,000	796,000
Ventas Inc.		9.000%	5/1/12	440,000	458,700
Ventas Inc.		6.750%	4/1/17	850,000	803,250

					10,367,566

Real Estate Management and Development	N.M.
Forest City Enterprises Inc.		7.625%	6/1/15	360,000	288,000
Forest City Enterprises Inc.		6.500%	2/1/17	597,000	456,705

					744,705

Road and Rail	N.M.
Hertz Corp.		8.875%	1/1/14	3,285,000	2,833,313
Hertz Corp.		10.500%	1/1/16	1,780,000	1,486,300	C
Norfolk Southern Corp.		6.200%	4/15/09	20,000	20,110

					4,339,723

Semiconductors and Semiconductor Equipment	N.M.
Freescale Semiconductor Inc.		8.875%	12/15/14	10,000	6,900

Specialty Retail	0.3%
Autozone Inc.		6.950%	6/15/16	10,890,000	10,999,640
Home Depot Inc.		4.625%	8/15/10	2,720,000	2,663,234
Home Depot Inc.		5.250%	12/16/13	5,510,000	5,074,016
Home Depot Inc.		5.400%	3/1/16	8,230,000	6,998,117
Limited Brands Inc.		6.125%	12/1/12	16,900,000	15,693,408	C

					41,428,415

Textiles, Apparel and Luxury Goods	N.M.
Oxford Industries Inc.		8.875%	6/1/11	800,000	723,000

Thrifts and Mortgage Finance	N.M.
Countrywide Financial Corp.		2.931%	1/5/09	30,000	29,597	B,C
Residential Capital LLC		5.889%	4/17/09	2,650,000	1,219,000	B
Residential Capital LLC		5.912%	5/22/09	7,170,000	3,226,500	L

					4,475,097

47

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Tobacco	0.1%
Philip Morris Capital Corp.		7.500%	7/16/09	$190,000	$190,019
Reynolds American Inc.		7.875%	5/15/09	730,000	737,605	C
Reynolds American Inc.		6.750%	6/15/17	8,430,000	7,877,076

					8,804,700

Wireless Telecommunication Services	0.2%
Nextel Communications Inc.		6.875%	10/31/13	60,000	40,800
Nextel Communications Inc.		5.950%	3/15/14	493,000	330,310
Nextel Communications Inc.		7.375%	8/1/15	1,980,000	1,306,800
Sprint Capital Corp.		8.375%	3/15/12	17,025,000	15,322,500
Sprint Capital Corp.		6.900%	5/1/19	720,000	558,000
Sprint Capital Corp.		8.750%	3/15/32	3,385,000	2,640,300

					20,198,710

Total Corporate Bonds and Notes (Cost—$2,283,228,915)					1,839,073,102
Asset-Backed Securities	3.6%

Fixed Rate Securities	0.3%
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	1,966,028	1,483,637
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	1,101,745	899,354
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	146,396	100,498
Green Tree Financial Corp. 1993-2		8.000%	7/15/18	425,213	431,560
Green Tree Financial Corp. 1996-5		8.100%	7/15/27	2,795,164	654,402
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	252,147	161,606
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	3,244,199	2,675,796
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	2,206,938	1,959,606
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2		5.666%	5/25/46	1,173,370	1,129,887
Origen Manufactured Housing Contract Trust 2005-B		5.910%	1/15/37	4,797,000	4,533,416
Origen Manufactured Housing Contract Trust 2005-B		5.990%	1/15/37	1,500,000	1,307,627
Origen Manufactured Housing Contract Trust 2005-B		6.480%	1/15/37	2,100,000	1,661,146
Patrons’ Legacy 2003-IV		5.775%	12/23/63	8,900,000	7,706,888	A

48

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	$4,475,000	$1,880,251	A
Terwin Mortgage Trust 2006-10SL A1		4.750%	10/25/37	26,797,017	8,125,544
UCFC Home Equity Loan 1998-C		5.935%	1/15/30	5,853	4,979
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	188,120	188,137
Vanderbilt Mortgage Finance 1997-C		7.830%	8/8/27	352,254	349,540
WEF Issuer LLC 2006-A		5.190%	12/15/14	454,634	435,566	A

					35,689,440

Indexed SecuritiesB	3.2%
ACE Securities Corp. Home Equity Loan Trust 2006-SL3		3.307%	6/25/36	1,042,523	227,154
AFC Home Equity Loan Trust 2002-2		3.507%	6/25/30	431,881	309,101
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3		3.028%	11/15/31	235,795	205,082
Bear Stearns Asset Backed Securities Inc. 2005-CL1		3.707%	9/25/34	9,226,894	7,437,812
Bear Stearns Asset Backed Securities Inc. 2006-1 A		3.487%	2/25/36	2,000,859	1,823,986
Bear Stearns Second Lien Trust 2007-SV1A A3		3.457%	12/25/36	2,504,365	1,439,259	A
CDC Mortgage Capital Trust 2002-HE1		3.827%	1/25/33	488,725	339,252
Countrywide Asset-Backed Certificates 2002-BC1		3.867%	4/25/32	145,883	108,199
Countrywide Asset-Backed Certificates 2003-1		3.547%	6/25/33	297,871	251,025
Countrywide Asset-Backed Certificates 2003-BC3		3.517%	9/25/33	637,078	497,980
Countrywide Asset-Backed Certificates 2006-SD4 A1		3.547%	12/25/36	230,414	170,287	A
Countrywide Home Equity Loan Trust 2002-F		2.838%	11/15/28	447,385	306,179
Countrywide Home Equity Loan Trust 2006-RES		2.748%	6/15/29	567,864	300,525	A
Credit-Based Asset Servicing and Securitization 2007-RP1 A		3.517%	5/25/46	37,586,818	24,807,874	A
EMC Mortgage Loan Trust 2002-B A1		3.857%	2/25/41	560,293	445,881	A
Fairbanks Capital Mortgage Loan Trust 1999-1 A		4.407%	5/25/28	882,280	873,756	A
Fleet Home Equity Loan Trust 2003-1		3.438%	1/20/33	3,483,692	2,206,492

49

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN		3.447%	10/25/34	$59,666,325	$41,181,697
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		3.957%	2/25/31	5,458,826	4,398,722	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		3.467%	2/25/36	42,055,848	13,957,285
GMAC Mortgage Corp. Loan Trust 2006-HE1 A		3.417%	11/25/36	1,251,630	513,716
Greenpoint Mortgage Funding Trust 2005-HE1		3.607%	9/25/34	4,241,787	3,180,729
GSRPM Mortgage Loan Trust 2004-1 A1		3.687%	9/25/42	1,814,132	1,794,744	A
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		3.467%	3/25/31	91,762	79,382
Lehman XS Trust 2005-5N		3.507%	11/25/35	20,177,421	12,632,504
Lehman XS Trust 2005-5N 3A1A		3.507%	11/25/35	5,440,715	3,455,719
Lehman XS Trust 2006-2N 1A1		3.467%	2/25/46	259,286	157,691
Lehman XS Trust 2006-4N A2A		3.427%	4/25/46	6,971,928	3,867,390
Lehman XS Trust 2007-8H A1		3.337%	6/25/37	86,312,906	74,521,458
Long Beach Mortgage Loan Trust 2006-8 2A4		3.447%	9/25/36	7,500,000	2,297,330
Long Beach Mortgage Loan Trust 2006-9 2A3		3.367%	10/25/36	6,200,000	2,289,538
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		3.657%	2/25/37	96,117,119	73,332,306
MSDWCC Heloc Trust 2005-1		3.397%	7/25/17	1,687,905	1,155,316
Option One Mortgage Loan Trust 2003-1		4.047%	2/25/33	15,340	12,250
Provident Bank Home Equity Loan Trust 2000-2		3.747%	8/25/31	276,523	190,906
RAAC Series 2006-RP3 A		3.477%	5/25/36	43,746	35,482	A
RAAC Series 2006-RP4 A		3.497%	1/25/46	29,729,169	20,759,150	A
RAAC Series 2007-RP2 M1		3.857%	2/25/46	600,000	61,230	A
Renaissance Home Equity Loan Trust 2005-1		3.537%	5/25/35	2,975,156	2,493,912
Residential Asset Mortgage Products Inc. 2003-RS4		3.867%	5/25/33	878,133	533,908
Residential Funding Mortgage Securities II 2003-HS3		3.497%	8/25/33	249,572	190,113
Residential Funding Securities Corp. 2002-RP2 A1		3.957%	10/25/32	4,912,045	3,315,630	A

50

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
SACO I Trust 2006-3 A3		3.437%	4/25/36	$3,741,718	$1,094,798
SACO I Trust 2006-6 A		3.337%	6/25/36	1,024,323	224,965
Salomon Brothers Mortgage Securities VII 2002-CIT1		3.507%	3/25/32	349,162	332,994
Securitized Asset Backed Receivables LLC 2007-BR3 A2B		3.427%	4/25/37	51,787,000	30,620,219
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		3.437%	2/25/37	37,037,897	21,232,130
SLM Student Loan Trust 2006-10 A2		2.810%	10/25/17	253,582	252,819
Southern Pacific Secured Asset Corp. 1998-2		3.547%	7/25/29	20,544	15,706
Structured Asset Securities Corp. 2006-ARS1 A1		3.317%	2/25/36	1,267,998	174,563	A
Truman Capital Mortgage Loan Trust 2006-1		3.467%	3/25/36	22,113,933	11,056,966	A
Vanderbilt Mortgage Finance 1999-D		5.737%	1/7/30	4,100,000	3,935,001
Wachovia Asset Securitization Inc. 2002-HE1		3.577%	9/27/32	673,200	525,960
Wachovia Asset Securitization Inc. 2002-HE2		3.637%	12/25/32	71,772	56,016
Wachovia Asset Securitization Inc. 2003-HE1		3.497%	3/25/33	15,857	12,141

					377,692,230

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	4,053,136	81,594	H,M1

Variable Rate SecuritiesG	0.1%
Countrywide Asset-Backed Certificates 2004-15		4.614%	12/25/32	11,555,447	11,339,124

Total Asset-Backed Securities (Cost—$628,011,730)					424,802,388
Mortgage-Backed Securities	12.9%

Fixed Rate Securities	2.8%
Banc of America Commercial Mortgage Inc. 2006-1 A4		5.372%	9/10/45	310,000	274,060
Banc of America Funding Corp. 2003-1		6.000%	5/20/33	487,316	468,737
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	139,185	135,089

51

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Commercial Capital Access One Inc. 2I		12.000%	11/15/27	$1,858,378	$535,213
Commercial Mortgage Pass-Through Certificates 2001-J1A A2		6.457%	2/14/34	353,715	354,921	A
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	21,631,354	17,244,256
Credit Suisse Mortgage Capital Certificates 2006-C4 A3		5.467%	9/15/39	1,500,000	1,318,482
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	32,530,000	27,471,149
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	273,774	273,743
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	18,650,000	17,387,015
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	3,000,000	2,668,648
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15		5.814%	6/12/43	2,370,000	2,127,545
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3		5.336%	5/15/47	75,000,000	64,545,780
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	37,340,000	31,026,657
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	1,059,090	1,059,611
LB-UBS Commercial Mortgage Trust 2000-C3 A2		7.950%	5/15/25	96,330	98,144
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	8,640,000	7,690,832
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100,000	3,804,094
MASTR Reperforming Loan Trust 2005-1 1A1		6.000%	8/25/34	4,891,489	4,709,589	A
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	7,213,195	7,152,475	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	22,470,000	18,846,710
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	21,070,000	18,969,825
Morgan Stanley Capital I 2007-IQ14 A4		5.692%	4/15/49	36,175,000	30,728,698
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	75,433,550	63,545,222	A
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	219,202	212,549

52

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Residential Asset Mortgage Products Inc. 2004-SL4		7.500%	7/25/32	$2,130,181	$1,932,475
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	3/25/32	10,651,021	7,981,609
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,328,379	1,773,892

					334,337,020

Indexed SecuritiesB	7.3%
American Home Mortgage Assets Trust 2006-3		3.397%	7/25/46	18,102,145	11,024,541
American Home Mortgage Investment Trust 2005-4		3.497%	11/25/45	15,685,401	9,946,888
Bayview Commercial Asset Trust 2006-2A A1		3.437%	7/25/36	1,784,756	1,447,080	A
Bayview Commercial Asset Trust 2006-SP1 A1		3.477%	4/25/36	1,864,559	1,574,154	A
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		3.367%	12/25/36	1,331,243	818,133
Bear Stearns Second Lien Trust 2007-SV1A A1		3.427%	12/25/36	7,422,716	4,954,663	A
Bear Stearns Structured Products Inc. 2007-R11 A1A		3.807%	9/27/37	134,286,172	133,958,357	A
Citigroup Mortgage Loan Trust Inc. 2005-5		5.412%	8/25/35	236,639	166,689
Citigroup Mortgage Loan Trust Inc. 2005-HE2		3.607%	7/25/35	9,702,707	7,700,068	A
Countrywide Alternative Loan Trust 2004-J9 3A4		3.597%	10/25/34	127,623	86,952
Countrywide Alternative Loan Trust 2005-38 A3		3.557%	9/25/35	17,017,059	10,753,367
Countrywide Alternative Loan Trust 2005-44 1A1		3.537%	10/25/35	20,905,364	13,233,576
Countrywide Alternative Loan Trust 2005-44 2A1		3.517%	10/25/35	10,643,577	6,566,500
Countrywide Alternative Loan Trust 2005-56 3A1		3.497%	11/25/35	13,526,935	8,660,349
Countrywide Alternative Loan Trust 2005-56 4A1		3.517%	11/25/35	6,669,067	4,161,612
Countrywide Alternative Loan Trust 2005-59 1A1		3.537%	11/20/35	6,478,464	4,132,546

53

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2005-72 A1		3.477%	1/25/36	$4,874,741	$3,062,366
Countrywide Alternative Loan Trust 2005-J12		3.477%	8/25/35	948,680	519,745
Countrywide Alternative Loan Trust 2006-0A2 A5		3.418%	5/20/46	7,677,462	4,325,815
Countrywide Alternative Loan Trust 2006-OA1 2A1		3.398%	3/20/46	81,223	50,010
Countrywide Alternative Loan Trust 2006-OA17		3.383%	12/20/46	42,756,027	25,971,589
Countrywide Alternative Loan Trust 2006-OA18 A2		3.447%	12/25/36	329,395	134,397
Countrywide Alternative Loan Trust 2006-OC2 2A3		3.497%	2/25/36	10,000,000	3,699,759
Countrywide Home Loans 2005-09 1A1		3.507%	5/25/35	7,986,478	5,189,464
Countrywide Home Loans 2005-R3		3.607%	9/25/35	6,240,532	5,478,953	A
Countrywide Home Loans 2006-OA5 1A1		3.407%	4/25/46	4,987,438	3,039,565
DSLA Mortgage Loan Trust 2006-AR1 1A1A		3.775%	3/19/46	1,557,596	856,678
DSLA Mortgage Loan Trust 2006-AR1 1A1B		3.775%	3/19/47	1,557,596	521,621
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1		5.203%	11/19/35	285,373	239,694
Greenpoint Mortgage Funding Trust 2005-AR5 2A2		3.477%	11/25/46	5,677,480	2,400,326
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		3.437%	4/25/36	6,284,840	3,982,906
Greenpoint Mortgage Funding Trust 2007-AR2 1A1		3.337%	4/25/47	72,473,397	48,029,120
GSMPS Mortgage Loan Trust 2005-RP2		3.557%	3/25/35	20,044,017	18,431,787	A
GSMPS Mortgage Loan Trust 2005-RP3		3.557%	9/25/35	31,255,765	25,349,767	A
Harborview Mortgage Loan Trust 2005-3		3.270%	6/19/35	15,985,848	9,683,405
Harborview Mortgage Loan Trust 2005-7		4.679%	6/19/45	6,787,936	4,009,124
Harborview Mortgage Loan Trust 2006-13 A		3.210%	11/19/46	811,768	517,362
Harborview Mortgage Loan Trust 2006-7		3.230%	10/19/37	3,721,972	2,254,022
Harborview Mortgage Loan Trust 2007-4 2A1		3.250%	7/19/47	35,260,591	21,353,803
Impac CMB Trust 2003-4 1A1		3.847%	10/25/33	140,736	89,327
Impac Secured Assets Corp. 2006-2 2A1		3.557%	8/25/36	4,420,543	3,105,869
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.250%	11/25/37	14,870,244	12,309,583

54

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1		3.517%	6/25/34	$45,783	$35,327
IndyMac Index Mortgage Loan Trust 2006-AR15 A1		3.327%	7/25/36	292,755	156,409
La Hipotecaria SA 2007-1GA A		5.500%	12/23/36	347,519	305,784	A
Lehman XS Trust 2006-GP2 1A1A		3.277%	6/25/46	766,554	718,558
Luminent Mortgage Trust 2006-7 2A1		3.377%	12/25/36	5,095,492	3,100,614
MASTR Adjustable Rate Mortgages Trust 2004-13		3.788%	11/21/34	1,830,000	1,483,186
MASTR Reperforming Loan Trust 2005-2 1A1F		3.557%	5/25/35	5,857,288	4,607,925	A
MLCC Mortgage Investors Inc. 2003-B		3.547%	4/25/28	2,586,259	2,216,969
RBSGC Mortgage Pass Through Certificates 2007-B 1A4		3.657%	1/25/37	42,753,947	32,726,770
Residential Accredit Loans Inc. 2005-QO3 A1		3.607%	10/24/45	2,524,836	1,640,651
Residential Accredit Loans Inc. 2006-QO10 A1		3.367%	1/25/37	334,886	198,651
Residential Accredit Loans Inc. 2006-QO8 1A1A		3.297%	10/25/46	2,456,707	2,135,799
Residential Accredit Loans Inc. 2007-QO4 A1A		3.397%	5/25/47	14,285,962	8,750,714
Sequoia Mortgage Trust A4		3.548%	11/25/24	11,165	9,860
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1		3.417%	4/25/36	5,774,862	3,505,956
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		3.417%	8/25/36	41,636,930	24,410,350
Thornburg Mortgage Securities Trust 2005-4 A4		3.407%	12/25/35	71,042,065	70,755,609
Thornburg Mortgage Securities Trust 2006-1		3.377%	1/25/36	88,567,229	87,955,911
Thornburg Mortgage Securities Trust 2006-1 A2		3.357%	1/25/36	6,735,344	6,718,628
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		3.437%	4/25/45	11,073,847	7,240,809
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		3.477%	7/25/45	10,838,943	6,651,426
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A		3.527%	1/25/45	2,561,806	1,751,702

55

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
WaMu Mortgage Pass-Through Certificates, 2005-AR11		3.527%	8/25/45	$34,405,964	$22,381,124
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		3.497%	10/25/45	19,922,140	12,584,682
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		4.407%	10/25/45	5,905,358	885,804	A
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1		3.467%	11/25/45	18,104,137	11,449,903
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2		3.487%	11/25/45	28,474,048	18,026,091
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		3.497%	12/25/45	17,934,918	11,377,424
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		3.477%	12/25/45	25,921,732	16,893,348
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		3.497%	12/25/45	28,652,109	20,094,495
Wells Fargo Alternative Loan Trust 2007-PA2 2A1		3.637%	6/25/37	50,837,739	32,288,762
Zuni Mortgage Loan Trust 2006-OA1		3.337%	8/25/36	25,280,974	24,365,828

					861,216,601

Stripped Securities	N.M.
Diversified REIT Trust 2001-1A		1.097%	3/8/10	6,480,237	122,088	A,H,M1
FFCA Secured Lending Corp. 1999-1A		1.359%	9/18/25	222,469	5,921	A,H,M1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.186%	12/15/16	135,287	80	A,H,M1
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.149%	6/15/36	8,213,974	175,215	A,H,M1

					303,304

Variable Rate SecuritiesG	2.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	7,630,000	6,878,539
Banc of America Commercial Mortgage Inc. 2006-2 A4		5.929%	5/10/45	28,805,000	26,067,390
Banc of America Funding Corp. 2005-F 2A1		4.963%	9/20/35	20,530,935	15,986,854
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	280,254	282,551
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1		5.331%	3/20/36	229,831	169,051

56

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.609%	2/15/39	$1,830,000	$1,641,975
Credit Suisse Mortgage Capital Certificates 2007-C4 A4		6.004%	9/15/39	11,390,000	9,803,986
Credit Suisse Mortgage Capital Certificates A3-C2		5.847%	3/15/39	8,200,000	7,386,904
Deutsche Mortgage Securities Inc. 2005-WF1 1A3		5.094%	6/26/35	28,390,000	24,238,454	A
GE Capital Commercial Mortgage Corp. 2005-C4		5.512%	11/10/45	15,020,000	13,776,687
Greenwich Capital Commercial Funding Corp. 2008-GG5 A5		5.224%	4/10/37	3,660,000	3,326,005
GS Mortgage Securities Corp. II 2007-GG10 A4		5.993%	8/10/45	2,510,000	2,142,905
GSR Mortgage Loan Trust 2005-AR7 1A1		5.418%	11/25/35	2,919,342	2,682,389
Harborview Mortgage Loan Trust 2006-2		5.486%	2/25/36	6,043,914	3,324,153
IndyMac INDX Mortgage Loan Trust 2004-AR15		6.476%	2/25/35	465,436	279,668
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1		6.079%	3/25/35	74,118	49,681
IndyMac INDX Mortgage Loan Trust 2005-AR13		3.625%	8/25/35	709,220	547,137
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	9,868,229	6,660,401
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.458%	1/12/43	11,800,000	10,712,985
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS		5.940%	5/15/47	5,000,000	1,798,649	A
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1		4.179%	5/25/34	2,674,961	2,632,133
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1		4.809%	2/25/35	351,070	281,592
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1		4.847%	1/25/36	2,356,784	2,128,272
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1		5.652%	11/25/35	8,002,387	6,419,423	A
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1		5.836%	3/25/36	35,361,670	24,005,012
Merrill Lynch Mortgage Trust 2005-CKI1		5.416%	11/12/37	18,740,000	17,109,669

57

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	$15,240,000	$13,554,814
Merrill Lynch Mortgage Trust 2006-C1 A4		5.841%	5/12/39	130,000	117,300
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4		5.810%	6/12/50	5,150,000	4,399,077
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3		6.156%	8/12/49	2,800,000	2,430,863
Morgan Stanley Capital I 2007-HQ11 A4		5.447%	2/12/44	1,670,000	1,399,143
Morgan Stanley Mortgage Loan Trust 2004-10AR 4A		5.481%	11/25/34	5,217,009	4,071,356
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.378%	7/25/35	7,323,296	5,742,972
Prime Mortgage Trust 2005-2		7.390%	10/25/32	1,150,057	893,811
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2		5.070%	11/25/34	38,881,082	33,282,054
Thornburg Mortgage Securities Trust 2004-1		5.393%	3/25/44	91,923	86,029
Thornburg Mortgage Securities Trust 2007-4 2A1		6.217%	9/25/37	44,957,183	38,428,789
Thornburg Mortgage Securities Trust 2007-4 3A1		6.214%	9/25/37	42,813,494	35,901,452
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1		5.051%	12/25/35	247,944	230,817
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1		5.504%	9/25/36	134,785	121,479

					330,992,421

Total Mortgage-Backed Securities (Cost—$1,889,122,685)					1,526,849,346
Loan Participations and AssignmentsB	0.5%

Auto Components	N.M.
Allison Transmission Inc., Term Loan, Tranche B		5.220% to 5.570%	12/10/08	976,371	803,065

58

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Communications Equipment	N.M.
Panamsat Corp., Term Loan, Tranche A		5.288%	10/3/08	$1,650,000	$1,497,375

Computers and Peripherals	N.M.
SunGard Data Systems Inc., Term Loan, Tranche B		4.553%	11/10/08	1,960,050	1,699,119

Containers and Packaging	N.M.
Amscan Holdings Inc., Term Loan, Tranche B		5.045% to 5.461%	12/29/08	987,500	866,531

Diversified Consumer Services	N.M.
Thomson Medical Education, First Lien Term Loan		6.200%	10/31/08	992,500	808,888

Diversified Financial Services	N.M.
CCM Merger Inc., Term Loan, Tranche B		4.811% to 5.476%	12/31/08	971,809	806,601

Electric Utilities	N.M.
TXU, Term Loan, Tranche B2		5.989% to 7.262%	12/31/08	1,240,625	1,046,777

Health Care Providers and Services	0.1%
Davita Inc., Term Loan, Tranche B1		3.970% to 5.270%	1/2/09	2,000,000	1,797,000
Sheridan Healthcare Inc., Term Loan, Tranche B		5.291% to 6.262%	12/31/08	990,000	871,200
Vanguard Health Holding Co. II, Replacement Term Loan		5.954% to 6.012%	12/29/08	1,960,348	1,765,539

					4,433,739

Hotels, Restaurants and Leisure	N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B		7.012%	12/31/08	1,469,925	1,030,417

59

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

IT Services	0.3%
First Data Corp., Term Loan, Tranche B1		5.926% to 6.512%	12/31/08	$39,511,425	$33,683,490

Media	0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan		6.470%	12/10/08	718,682	642,322
Cedar Fair LP, Term Loan, Tranche B		5.704%	10/31/08	980,000	846,475
Charter Communications Operating LLC, Term Loan		4.800%	10/30/08	1,990,000	1,575,417
Citadel Communication Group, Term Loan, Tranche B		5.335% to 5.395%	12/31/08	1,000,000	730,000
CSC Holdings Inc., Incremental Term Loan		4.569%	12/31/08	979,950	858,506
Idearc Inc., Term Loan, Tranche B		5.710% to 5.770%	12/31/08	985,000	570,315
Nielsen Finance LLC, Term Loan, Tranche B		4.803%	11/10/08	1,965,012	1,690,893
Tribune Co., Tranche B		5.786%	10/21/08	990,000	517,275
Univision Communications, Term Loan, Tranche B		5.049% to 6.250%	10/31/08	1,000,000	640,000
UPC Broadband Holding, Term Loan, Tranche N1		4.236%	10/1/08	1,000,000	888,000

					8,959,203

Multiline Retail	N.M.
Dollar General Corp., Term Loan, Tranche B		5.549% to 6.454%	10/31/08	1,000,000	875,714

Paper and Forest Products	N.M.
Georgia-Pacific Corp., First Lien Term Loan		4.219% to 4.567%	12/31/08	942,354	829,762

Road and Rail	N.M.
Swift Transportation, Term Loan		6.063%	11/3/08	883,721	568,233

60

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Semiconductors and Semiconductor Equipment	N.M.
Sensata Technologies, Term Loan, Tranche B		4.543%	10/29/08	$1,470,000	$1,222,856

Total Loan Participations and Assignments (Cost—$69,163,057)					59,131,770
U.S. Government and Agency Obligations	7.7%

Fixed Rate Securities	2.7%
Fannie Mae		5.000%	10/15/10	4,690,000	4,694,235	N
Fannie Mae		6.250%	2/1/11	6,960,000	7,279,951	C,N
Fannie Mae		5.625%	5/19/11	31,580,000	32,051,584	N
Fannie Mae		4.875%	5/18/12	8,110,000	8,423,208	C,N
Fannie Mae		5.250%	8/1/12	5,620,000	5,684,967	C,N
Fannie Mae		4.610%	10/10/13	40,690,000	40,507,261	C,N
Fannie Mae		6.000%	4/18/36	18,560,000	19,081,722	C,N
Farmer Mac		5.125%	8/25/16	410,000	420,568	C,N
Federal Home Loan Bank		5.500%	7/15/36	3,040,000	3,196,055
Freddie Mac		2.550%	5/13/09	22,500,000	22,411,530	N
Freddie Mac		5.450%	7/9/10	4,690,000	4,723,754	N
Freddie Mac		5.250%	2/24/11	16,000,000	16,126,304	N
Freddie Mac		5.625%	3/15/11	14,027,000	14,805,232	C,N
Freddie Mac		3.875%	6/29/11	14,440,000	14,637,236	C,N
Freddie Mac		4.750%	3/5/12	200,000	206,840	C,N
Freddie Mac		3.625%	5/29/13	18,620,000	18,231,885	C,N
Freddie Mac		5.450%	11/21/13	18,230,000	18,292,875	N
Freddie Mac		5.300%	5/12/20	75,000,000	73,735,725	C,N
Freddie Mac		5.625%	11/23/35	19,270,000	18,940,676	N
Tennessee Valley Authority		6.250%	12/15/17	40,000	44,097
Tennessee Valley Authority		7.125%	5/1/30	840,000	1,061,223
Tennessee Valley Authority		5.980%	4/1/36	120,000	134,599
United States Treasury Bonds		8.750%	5/15/17	10,000	13,563	C
United States Treasury Bonds		8.875%	8/15/17	10,000	13,690	C
United States Treasury Notes		3.875%	5/15/18	490,000	493,215	C
United States Treasury Notes		4.000%	8/15/18	270,000	273,839	C

					325,485,834

61

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Indexed SecuritiesB	0.2%
Farmer Mac		3.065%	2/23/09	$27,000,000	$26,975,916

Stripped Securities	0.1%
United States Treasury Bonds		0.000%	11/15/24	510,000	245,214	C,M2
United States Treasury Bonds		0.000%	5/15/30	17,830,000	6,728,846	C,M2

					6,974,060

Treasury Inflation-Protected SecuritiesO	4.7%
United States Treasury Inflation-Protected Security		2.000%	1/15/16	40,909,575	40,414,201	C
United States Treasury Inflation-Protected Security		2.500%	7/15/16	8,385,300	8,582,489
United States Treasury Inflation-Protected Security		2.375%	1/15/17	13,391,954	13,504,955
United States Treasury Inflation-Protected Security		2.625%	7/15/17	5,082,813	5,234,504	C
United States Treasury Inflation-Protected Security		1.625%	1/15/18	136,471	129,264	C
United States Treasury Inflation-Protected Security		2.375%	1/15/25	76,724,165	74,338,504	C
United States Treasury Inflation-Protected Security		2.000%	1/15/26	147,648,995	134,810,472	C
United States Treasury Inflation-Protected Security		2.375%	1/15/27	169,166,116	163,602,073	C
United States Treasury Inflation-Protected Security		1.750%	1/15/28	14,780,902	12,895,185	C
United States Treasury Inflation-Protected Security		3.625%	4/15/28	25,522,508	29,362,854	C
United States Treasury Inflation-Protected Security		3.875%	4/15/29	42,127,322	50,378,337	C
United States Treasury Inflation-Protected Security		3.375%	4/15/32	16,454,186	18,863,177	C

					552,116,015

Total U.S. Government and Agency Obligations (Cost—$912,166,711)					911,551,825

62

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities	56.5%

Fixed Rate Securities	53.2%
Fannie Mae		6.500%	5/1/14 to 12/1/37	$120,203,721	$123,424,487	N
Fannie Mae		5.500%	1/1/17 to 7/1/38	735,425,834	734,251,639	N
Fannie Mae		9.500%	11/1/21	1,186	1,313	N
Fannie Mae		5.000%	12/1/23	125,000,000	124,101,500	N,P
Fannie Mae		6.000%	12/1/23	8,530,000	8,687,276	N,P
Fannie Mae		6.000%	4/1/24 to 8/1/37	679,272,141	688,795,244	N
Fannie Mae		7.000%	8/1/29 to 6/1/32	3,705,823	3,894,849	N
Fannie Mae		7.500%	11/1/29	18,214	19,711	N
Fannie Mae		5.000%	7/1/33 to 3/1/38	2,891,239,648	2,825,961,562	N
Fannie Mae		4.500%	12/1/34 to 6/1/38	67,093,390	63,498,824	N
Fannie Mae		5.500%	12/1/38	312,250,000	311,371,953	N,P
Freddie Mac		6.000%	11/1/08 to 7/1/37	8,747,249	8,894,549	N
Freddie Mac		5.500%	12/1/13 to 5/1/38	48,950,429	48,752,895	N
Freddie Mac		7.000%	10/1/16 to 4/1/32	1,208,385	1,271,633	N
Freddie Mac		6.500%	7/1/29	302,867	313,544	N
Freddie Mac		5.000%	12/1/34 to 4/1/38	686,150,363	669,184,938	N
Freddie Mac		5.000%	12/1/38	96,400,000	93,899,577	N,P
Freddie Mac		5.500%	12/1/38	134,300,000	133,586,598	N,P
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	218,475	235,682
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	633,886	668,572
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	13,577,235	13,968,402
Government National Mortgage Association		6.000%	1/15/29 to 11/15/35	68,115,232	69,321,236
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	23,936	26,274
Government National Mortgage Association		5.000%	7/15/33 to 11/15/35	66,926,631	65,682,745
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	19,155,417	19,224,726
Government National Mortgage Association		5.000%	12/1/38	275,900,000	270,554,438	P

					6,279,594,167

Indexed SecuritiesB	3.3%
Fannie Mae		4.602%	5/1/35	4,641,968	4,672,214	N
Fannie Mae		4.879%	6/1/35	11,671,055	11,671,442	N

63

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Fannie Mae		5.342%	6/1/35	$2,749,270	$2,792,279	N
Fannie Mae		5.131%	8/1/35	1,323,247	1,336,005	N
Fannie Mae		4.807%	9/1/35	3,233,815	3,252,496	N
Fannie Mae		5.027%	9/1/35	7,623,910	7,705,643	N
Fannie Mae		4.720%	10/1/35	3,426,017	3,422,299	N
Fannie Mae		4.731%	10/1/35	2,812,090	2,844,779	N
Fannie Mae		4.872%	10/1/35	2,468,349	2,476,565	N
Fannie Mae		4.886%	10/1/35	2,887,303	2,920,139	N
Fannie Mae		5.039%	10/1/35	4,669,569	4,802,719	N
Fannie Mae		5.042%	10/1/35	20,445,014	21,028,490	N
Fannie Mae		5.059%	10/1/35	31,962,063	32,875,004	N
Fannie Mae		5.041%	11/1/35	14,497,337	14,911,074	N
Fannie Mae		5.288%	12/1/35	4,769,608	4,828,661	N
Fannie Mae		6.419%	1/1/37	20,019,217	20,305,091	N
Fannie Mae		5.506%	2/1/37	34,412,826	34,415,638	N
Fannie Mae		5.690%	4/1/37	25,505,222	25,553,920	N
Fannie Mae		5.855%	4/1/37	15,270,484	15,350,932	N
Fannie Mae		6.116%	8/1/37	27,186,823	27,029,794	N
Freddie Mac		4.684%	8/1/35	14,619,556	14,676,893	N
Freddie Mac		4.779%	9/1/35	6,026,592	5,977,003	N
Freddie Mac		5.150%	9/1/35	1,996,241	2,027,178	N
Freddie Mac		4.888%	10/1/35	3,573,348	3,584,723	N
Freddie Mac		5.119%	12/1/35	6,347,689	6,391,643	N
Freddie Mac		5.184%	12/1/35	445,922	450,876	N
Freddie Mac		5.779%	2/1/37	61,877	62,898	N
Freddie Mac		6.069%	3/1/37	33,659,029	34,506,310	N
Freddie Mac		5.809%	5/1/37	5,635,027	5,720,753	N
Freddie Mac		5.871%	5/1/37	14,849,214	15,116,566	N
Freddie Mac		5.907%	5/1/37	112,607	114,720	N
Freddie Mac		5.938%	5/1/37	165,475	168,862	N
Freddie Mac		5.796%	6/1/37	2,868,773	2,913,310	N
Freddie Mac		5.890%	7/1/37	38,983,217	39,709,170	N
Freddie Mac		5.905%	8/1/37	13,363,529	13,609,944	N
Government National Mortgage Association		3.588%	8/20/31	2,359	2,336

					389,228,369

64

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Stripped Securities	N.M.
Financing Corp.		0.000%	11/30/17	$1,250,000	$830,538	H,M2
Financing Corp.		0.000%	4/5/19	320,000	196,476	H,M2

					1,027,014

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$6,665,191,196)					6,669,849,550
Yankee BondsQ	6.0%

Aerospace and Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	6,453,270	6,743,217	A

Automobiles	N.M.
General Motors Nova Scotia Finance Co.		6.850%	10/15/08	1,550,000	1,534,500

Commercial Banks	1.5%
Glitnir Banki Hf		6.330%	7/28/11	10,670,000	8,440,397	A,I
Glitnir Banki Hf		6.375%	9/25/12	18,040,000	13,667,862	A,I
Glitnir Banki Hf		6.693%	6/15/16	19,600,000	10,376,044	A,E,I
Glitnir Banki Hf		7.451%	9/14/49	3,065,000	1,576,789	A,E,I
HSBC Capital Funding LP		4.610%	6/27/49	2,090,000	1,783,364	A,E
ICICI Bank Ltd.		6.375%	4/30/22	14,709,000	10,152,593	A,E
ICICI Bank Ltd.		6.375%	4/30/22	15,561,000	11,814,985	A,C,E
Kaupthing Bank Hf		5.750%	10/4/11	5,550,000	4,411,528	A,I
Kaupthing Bank Hf		7.125%	5/19/16	6,060,000	3,689,849	A,I
Korea Development Bank		5.500%	11/13/12	60,000	56,469	C
Landsbanki Islands Hf		6.100%	8/25/11	28,520,000	24,172,982	A,I
Resona Preferred Global Securities		7.191%	12/29/49	11,630,000	8,634,007	A,E
Royal Bank of Scotland Group PLC		7.640%	3/31/49	7,400,000	5,513,133	E
Royal Bank of Scotland Group PLC		6.990%	10/29/49	12,030,000	8,965,369	A,E
RSHB Capital SA		6.299%	5/15/17	30,690,000	21,909,591	A
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	25,685,000	10,769,926	A,E
TuranAlem Finance BV		8.250%	1/22/37	29,590,000	16,570,400	A
TuranAlem Finance BV		8.250%	1/22/37	30,793,000	17,244,080	A

					179,749,368

Diversified Financial Services	0.3%
Aiful Corp.		5.000%	8/10/10	12,430,000	9,655,624	A
Credit Suisse Guernsey Ltd.		5.860%	5/29/49	40,000	30,283	E
European Investment Bank		4.000%	3/3/10	100,000	101,942

65

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Diversified Financial Services—Continued
European Investment Bank		4.625%	3/21/12	$50,000	$51,893
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	7,400,000	5,600,387	E
Pemex Finance Ltd.		9.030%	2/15/11	5,000	5,146
TNK-BP Finance SA		7.500%	7/18/16	17,280,000	12,096,000	A
TNK-BP Finance SA		7.500%	7/18/16	1,650,000	1,155,000	A
TNK-BP Finance SA		6.625%	3/20/17	724,000	470,600	A
TNK-BP Finance SA		6.625%	3/20/17	11,350,000	7,377,500	A

					36,544,375

Diversified Telecommunication Services	0.4%
British Telecommunications PLC		8.625%	12/15/10	2,315,000	2,419,545	L
Deutsche Telekom International Finance BV		5.750%	3/23/16	20,000,000	17,840,600	C
Koninklijke (Royal) KPN NV		8.000%	10/1/10	14,470,000	15,162,824
Telecom Italia Capital SpA		5.250%	11/15/13	1,260,000	1,117,859
Telecom Italia Capital SpA		4.950%	9/30/14	3,730,000	3,145,397
Telecom Italia Capital SpA		5.250%	10/1/15	6,090,000	5,069,316
Wind Acquisition Finance SA		10.750%	12/1/15	4,800,000	4,704,000	A

					49,459,541

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	1,720,000	1,848,467

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,970,000	1,881,350
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	8,594,000	8,164,300

					10,045,650

Foreign Governments	1.0%
Province of British Columbia		4.300%	5/30/13	180,000	184,761	C
Russian Federation		7.500%	3/31/30	64,573,645	66,107,269	A
United Mexican States		5.625%	1/15/17	374,000	365,211	C
United Mexican States		6.750%	9/27/34	53,566,000	53,833,830

					120,491,071

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	2,220,000	1,665,000	A
Intergas Finance BV		6.375%	5/14/17	27,909,000	20,094,480	A

					21,759,480

66

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Industrial Conglomerates	0.8%
Tyco International Group SA		6.125%	11/1/08	$1,738,000	$1,740,450
Tyco International Group SA		6.125%	1/15/09	644,000	646,143
Tyco International Group SA		6.750%	2/15/11	35,798,000	36,326,736
Tyco International Group SA		6.375%	10/15/11	15,948,000	16,077,817
Tyco International Group SA		6.000%	11/15/13	4,808,000	4,711,311
Tyco International Group SA		6.875%	1/15/21	31,995,000	30,531,229	A

					90,033,686

Insurance	0.3%
Foundation Re Ltd.		6.907%	11/24/08	9,400,000	9,310,700	A,B
Merna Reinsurance Ltd.		5.512%	6/30/12	26,450,000	25,291,490	A,B

					34,602,190

Media	N.M.
Rogers Cable Inc.		7.875%	5/1/12	687,000	714,542
Rogers Cable Inc.		6.750%	3/15/15	130,000	127,507
Shaw Communications Inc.		7.250%	4/6/11	630,000	620,550	C
Sun Media Corp.		7.625%	2/15/13	1,125,000	1,035,000

					2,497,599

Metals and Mining	0.5%
Corporacion Nacional del Cobre-Codelco		4.750%	10/15/14	2,590,000	2,461,368	A
Evraz Group SA		8.875%	4/24/13	27,310,000	20,755,600	A
Evraz Group SA Series 2008		8.875%	4/24/13	2,150,000	1,806,000	A
Vale Overseas Ltd.		8.250%	1/17/34	770,000	804,535	C
Vale Overseas Ltd.		6.875%	11/21/36	40,565,000	36,107,190

					61,934,693

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		7.500%	5/1/31	15,957,000	14,632,361
Conoco Funding Co.		6.350%	10/15/11	590,000	611,018
Conoco Funding Co.		7.250%	10/15/31	810,000	859,915
Gazprom		6.212%	11/22/16	29,470,000	23,303,697	A
Gazprom		6.510%	3/7/22	23,180,000	16,689,600	A
OPTI Canada Inc.		8.250%	12/15/14	2,405,000	2,152,475
Petrobras International Finance Co.		6.125%	10/6/16	18,870,000	17,784,975
Teekay Shipping Corp.		8.875%	7/15/11	1,729,000	1,746,290	C

					77,780,331

Paper and Forest Products	N.M.
Abitibi-Consolidated Co. of Canada		15.500%	7/15/10	1,375,000	969,375	A

67

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued

Semiconductors and Semiconductor Equipment	N.M.
NXP BV/NXP Funding LLC		7.875%	10/15/14	$3,935,000		$2,636,450
NXP BV/NXP Funding LLC		9.500%	10/15/15	2,430,000		1,251,450	C

						3,887,900

Thrifts and Mortgage Finance	N.M.
Willow Re Ltd.		7.924%	6/16/10	250,000		249,133	A,B

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	13,920,000		13,040,882
Rogers Wireless Inc.		6.375%	3/1/14	1,850,000		1,769,307

						14,810,189

Total Yankee Bonds (Cost—$873,166,373)						714,940,765
Foreign Government Obligations	1.5%
Brazil Notas do Tesouro Nacional Series B		6.000%	5/15/17	21,719,000	BRL	17,137,517
Canadian Government Bond		5.250%	6/1/12	45,000,000	CAD	45,537,212
Canadian Real Return Bond		4.000%	12/1/31	7,209,571	CAD	9,030,172	C,R
Federal Republic of Germany		3.750%	1/4/15	18,440,000	EUR	25,743,102
Federative Republic of Brazil		10.000%	1/1/10	1	BRL	485
Federative Republic of Brazil		10.000%	7/1/10	135,481	BRL	66,026,540
Federative Republic of Brazil		6.000%	5/15/15	18,938	BRL	14,941,142

Total Foreign Government Obligations (Cost—$167,934,477)						178,416,170
Preferred Stocks	0.4%
AES Trust III		6.750%		71,200	shs	2,730,520	C,D
Fannie Mae		5.375%		29		94,250	D,N
Fannie Mae		7.000%		53,100		148,680	B,N
Fannie Mae		8.250%		1,193,775		2,602,429	C,E,N
Ford Motor Co.		7.500%		16,300		134,475	C
Freddie Mac		8.375%		1,737,615		2,832,312	C,E,N
General Motors Corp.		1.500%		399,400		8,067,880	C,D
General Motors Corp.		5.250%		207,050		1,840,675	C,D
General Motors Corp.		6.250%		2,749,475		21,995,800
General Motors Corp.		7.250%		127,900		901,695
General Motors Corp.		7.250%		56,300		393,537	C
General Motors Corp.		7.250%		45,400		313,714	C
General Motors Corp.		7.375%		327,800		2,310,990	C

68

Semi-Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Preferred Stocks—Continued	0.4%
General Motors Corp.		7.500%		259,700	shs	$1,838,676
Home Ownership Funding Corp.		1.000%		1,500		237,417	A,H
Home Ownership Funding Corp. II		1.000%		1,300		204,169	A,H

Total Preferred Stocks (Cost—$175,927,769)						46,647,219
Warrants	N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72				10,000	wts	62,521	S

Total Warrants (Cost—$55,800)						62,521

Total Long-Term Securities (Cost—$13,663,968,713)						12,371,324,656
Investment of Collateral From Securities Lending	6.5%
State Street Navigator Securities Lending Prime Portfolio				760,616,411	shs	760,616,411

Total Investment of Collateral From Securities Lending (Cost—$760,616,411)						760,616,411
Short-Term Securities	1.8%

U.S. Government and Agency Obligations	1.3%
Fannie Mae		0.000%	12/15/08	$158,278,000		157,453,688	K,N,T

Foreign Government Obligations	0.4%
Bank Negara Islamic Notes		0.000%	10/7/08	5,300,000	MYR	1,538,706	K
Bank Negara Islamic Notes		0.000%	10/28/08	1,304,000	MYR	377,828	K
Bank Negara Islamic Notes		0.000%	11/27/08	8,057,000	MYR	2,328,212	K
Bank Negara Islamic Notes		0.000%	11/27/08	20,000	MYR	5,780	K
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	35,871,000	MYR	10,414,408	K
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	7,096,000	MYR	2,060,130	K
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	4,187,000	MYR	1,215,569	K
Bank Negara Malaysia Monetary Notes		0.000%	10/7/08	3,496,000	MYR	1,014,967	K
Bank Negara Malaysia Monetary Notes		0.000%	10/21/08	1,018,000	MYR	295,184	K
Bank Negara Malaysia Monetary Notes		0.000%	10/21/08	8,367,000	MYR	2,426,124	K
Bank Negara Malaysia Monetary Notes		0.000%	11/13/08	53,312,000	MYR	15,424,132	K
Bank Negara Malaysia Monetary Notes		0.000%	11/25/08	5,296,000	MYR	1,530,419	K
Bank Negara Malaysia Monetary Notes		0.000%	12/30/08	14,839,000	MYR	4,274,884	K
Bank Negara Malaysia Monetary Notes		0.000%	2/17/09	12,800,000	MYR	3,661,339	K

						46,567,682

69

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	PAR/ SHARES†		VALUE
Short-Term Securities—Continued

Options PurchasedU	0.1%
Barclays Swaption Put, December 2008, Strike Price $1.60		83,100,000	V	$1,412,700
Barclays Swaption Put, January 2009, Strike Price $4.93		101,400,000	V	1,506,226
Barclays Swaption Put, November 2008, Strike Price $1.50		41,550,000	V	656,490
Barclays Swaption Put, October 2008, Strike Price $1.40		23,400,000	V	355,680
Barclays Swaption Put, October 2008, Strike Price $1.50		83,100,000	V	1,038,750
Credit Suisse First Boston Swaption Put, December 2008, Strike Price $1.40		84,400,000	V	1,789,280
Credit Suisse First Boston Swaption Put, December 2008, Strike Price $1.55		82,400,000	V	1,474,960
Eurodollar Futures Put, October 2008, Strike Price $96.38		88	V	24,200
Greenwich Swaption Put, January 2009, Strike Price $4.93		104,775,000	V	1,556,360
JP Morgan Swaption Put, November 2008, Strike Price $1.50		145,400,000	V	2,297,320
U.S. Treasury Note Futures Call, November 2008, Strike Price $116.50		80	V	98,750
UBS Warburg LLC Swaption Call, March 2009, Strike Price $3.62		93,650,00	0V	640,313

				12,851,029

Total Short-Term Securities (Cost—$217,187,111)				216,872,399
Total Investments (Cost—$14,641,772,235)[w]	113.0%			13,348,813,466
Obligation to Return Collateral For Securities Loaned	(6.5)%			(760,616,411)
Other Assets Less Liabilities	(6.5)%			(773,685,255)

Net Assets	100.0%			$11,814,511,800

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedU
Canada Government Bond Futures	December 2008	461	$(996,088)
Eurodollar Futures	March 2009	10,225	5,075,650
Eurodollar Futures	June 2009	3,149	(2,444,408)
German Republic Bond Futures	December 2008	5,407	(722,912)
LIBOR Futures	March 2009	4,824	7,881,550
LIBOR Futures	June 2009	2,497	1,749,458
U.S. Treasury Bond Futures	December 2008	4,173	(4,646,519)
U.S. Treasury Note Futures	December 2008	6,175	560,358

			$6,457,089

Futures Contracts WrittenU
Australian Dollar Futures	December 2008	809	$440,905
British Pound Futures	December 2008	2,228	(5,622,915)

70

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written—Continued
Euro Currency Futures	December 2008	2,520	$(5,609,000)
U.S. Treasury Note Futures	December 2008	20,992	19,335,471
U.S. Treasury Note Futures	December 2008	1,653	2,409,398

			$10,953,859

Options WrittenU
Barclays Swaption Call, Strike Price $1.60	November 2008	52,500,000	$7,875
Barclays Swaption Call, Strike Price $4.95	October 2013	124,690,000	—
Barclays Swaption Put, Strike Price $1.60	November 2008	52,500,000	(383,250)
Barclays Swaption Put, Strike Price $1.65	October 2008	46,800,000	(219,960)
Barclays Swaption Put, Strike Price $1.75	November 2008	83,100,000	(623,250)
Barclays Swaption Put, Strike Price $2.10	December 2008	166,200,000	(814,380)
Barclays Swaption Put, Strike Price $4.00	January 2009	405,600,000	1,250,465
Barclays Swaption Put, Strike Price $4.95	October 2013	124,690,000	—
Credit Suisse First Boston Swaption Call, Strike Price $0.90	October 2008	13,000,000	1,141
Credit Suisse First Boston Swaption Call, Strike Price $0.90	November 2008	13,000,000	(2,021)
Credit Suisse First Boston Swaption Call, Strike Price $0.91	November 2008	15,440,000	39,858
Credit Suisse First Boston Swaption Call, Strike Price $0.91	November 2008	7,720,000	14,078
Credit Suisse First Boston Swaption Call, Strike Price $3.40	October 2008	42,300,000	532,980
Credit Suisse First Boston Swaption Put, Strike Price $0.90	October 2008	13,000,000	163,645
Credit Suisse First Boston Swaption Put, Strike Price $0.90	November 2008	13,000,000	131,433
Credit Suisse First Boston Swaption Put, Strike Price $0.91	November 2008	15,440,000	(30,165)
Credit Suisse First Boston Swaption Put, Strike Price $0.91	November 2008	7,720,000	(16,264)
Credit Suisse First Boston Swaption Put, Strike Price $1.75	December 2008	168,800,000	(1,350,400)
Credit Suisse First Boston Swaption Put, Strike Price $2.05	December 2008	164,800,000	(659,200)
Credit Suisse First Boston Swaption Put, Strike Price $3.40	October 2008	42,300,000	(714,870)
Eurodollar Futures Call, Strike Price $96.50	December 2008	526	(268,918)
Eurodollar Futures Call, Strike Price $97.50	March 2009	1,061	(238,530)
Eurodollar Futures Put, Strike Price $96.75	June 2009	786	—

71

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
German Federal Republic Bond Futures Put, Strike Price $113.50	November 2008	1,750	$(46,357)
Greenwich Swaption Put, Strike Price $4.00	January 2009	419,100,000	1,250,175
Greenwich Swaption Put, Strike Price $4.95	June 2009	208,700,000	1,268,666
JP Morgan Swaption Call, Strike Price $0.91	November 2008	6,420,000	40,969
JP Morgan Swaption Call, Strike Price $0.91	November 2008	12,840,000	126,821
JP Morgan Swaption Call, Strike Price $1.60	November 2008	158,000,000	(118,500)
JP Morgan Swaption Call, Strike Price $92.50	October 2008	12,200,000	126,897
JP Morgan Swaption Put, Strike Price $0.91	November 2008	6,420,000	(40,149)
JP Morgan Swaption Put, Strike Price $0.91	November 2008	12,840,000	(110,180)
JP Morgan Swaption Put, Strike Price $1.60	November 2008	158,000,000	(1,066,500)
JP Morgan Swaption Put, Strike Price $1.73	November 2008	290,800,000	(2,275,510)
JP Morgan Swaption Put, Strike Price $92.50	October 2008	12,200,000	(96,430)
U.S. Treasury Bond Futures Call, Strike Price $118.00	November 2008	728	(242,515)
U.S. Treasury Bond Futures Put, Strike Price $115.00	November 2008	953	(495,249)
U.S. Treasury Note Futures Call, Strike Price $116.00	October 2008	857	337,176
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2008	1,331	(762,686)
U.S. Treasury Note Futures Call, Strike Price $117.50	November 2008	1,763	(77,690)
U.S. Treasury Note Futures Call, Strike Price $119.00	November 2008	1,461	(104,789)
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2008	1,925	959,984
U.S. Treasury Note Futures Put, Strike Price $108.00	November 2008	1,339	351,743
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2008	727	(71,791)
U.S. Treasury Note Futures Put, Strike Price $112.00	October 2008	857	(559,996)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	1,459	(154,717)
U.S. Treasury Note Futures Put, Strike Price $112.00	November 2008	790	(371,278)
U.S. Treasury Note Futures Put, Strike Price $112.50	November 2008	866	(99,049)
U.S. Treasury Note Futures Put, Strike Price $113.00	November 2008	1,170	(592,256)
U.S. Treasury Note Futures Put, Strike Price $114.00	October 2008	869	(260,954)
U.S. Treasury Note Futures Put, Strike Price $114.00	November 2008	2,385	(720,269)
U.S. Treasury Note Futures Put, Strike Price $115.00	November 2008	1,431	(1,666,780)
U.S. Treasury Note Futures Put, Strike Price $116.50	November 2008	790	(1,576,794)
UBS Warburg LLC Swaption Call, Strike Price $4.16	December 2008	187,300,000	551,392

			$(9,676,349)

N.M. Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.88% of net assets.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

C	All or a portion of this security is on loan.

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Semi-Annual Report to Shareholders

D	Convertible Security – Security may be converted into the issuer’s common stock.
E

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F	Bond is in default as of September 30, 2008.
G	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I	Bond is in default subsequent to September 30, 2008.
J	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
M

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

N	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
O

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

P	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
Q	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
R

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

S	Non-income producing.
T	All or a portion of this security is collateral to cover futures and options contracts written.
U	Options and futures are described in more detail in the notes to financial statements.
V	Par represents actual number of contracts.
W

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$95,970,030
Gross unrealized depreciation	(1,388,928,799)

Net unrealized depreciation	$(1,292,958,769)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

MYR—Malaysian Ringgit

RUB—Russian Ruble

See notes to financial statements.

73

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Plus Bond Portfolio

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost—$14,424,585,124)		$13,131,941,067	A
Short-term securities at value (Cost—$217,187,111)		216,872,399
Cash		3,764,624
Foreign currency at value (Cost—$50,768,386)		48,526,181
Receivable for securities sold		1,111,522,120
Restricted cash pledged as collateral for swaps		557,550,000
Interest receivable		165,528,931
Deposits with brokers for open futures contracts		55,827,769
Futures variation margin receivable		39,738,009
Unrealized appreciation of forward foreign currency contracts		20,922,863
Receivable for fund shares sold		18,571,999

Total assets		$15,370,765,962

Liabilities:
Payable for securities purchased	$2,053,192,801
Obligation to return collateral for securities loaned	760,616,411
Swap contracts at value	598,036,936
Options written (Proceeds—$57,140,002)	66,816,351
Amounts payable for open swaps	39,410,226
Payable for fund shares repurchased	28,292,441
Income distribution payable	3,589,809
Accrued management fee	4,230,954
Unrealized depreciation of forward foreign currency contracts	970,775
Accrued distribution fees	74,860
Accrued expenses and other liabilities	1,022,598

Total liabilities		3,556,254,162

Net Assets		$11,814,511,800

Net assets consist of:
Accumulated paid-in-capital		$13,532,526,785
Undistributed net investment income		32,130,188
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(27,732,792)
Net unrealized depreciation on investments, options, futures, swaps and foreign currency translations		(1,722,412,381)

Net Assets		$11,814,511,800

Net Asset Value Per Share:
Institutional Class (1,095,359,173 shares outstanding)		$9.18
Institutional Select Class (85,643,315 shares outstanding)		$9.18
Financial Intermediary Class (105,995,331 shares outstanding)		$9.18

A	The market value of securities on loan is $753,561,242

See notes to financial statements.

74

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Plus Bond Portfolio

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$395,966,060
Dividends	5,497,752
Income from securities loaned	3,554,772

Total income		$405,018,584
Expenses:
Management fees	27,404,262
Distribution fees:
Financial Intermediary Class	1,514,857
Audit and legal fees	318,717
Custodian fees	891,177
Directors’ fees and expenses	186,000
Registration fees	63,333
Reports to shareholders:
Institutional Class	1,343,826
Institutional Select Class	743
Financial Intermediary Class	177,152
Transfer agent and shareholder servicing expense:
Institutional Class	427,853
Institutional Select Class	3,300
Financial Intermediary Class	271,479
Other expenses	106,833

	32,709,532
Less: Fees waived	(504,550)
Compensating balance credits	(1,342)

Net expenses		32,203,640

Net Investment Income		372,814,944
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(4,293,167)
Options	76,944,439
Futures	(35,314,638)
Swaps	103,535,058
Foreign currency transactions	(14,158,591)

		126,713,101
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps and foreign currency translations	(1,099,587,551)
Assets and liabilities denominated in foreign currency	496,491

		(1,099,091,060)

Net Realized and Unrealized Loss on Investments		(972,377,959)

Change in Net Assets Resulting From Operations		$(599,563,015)

See notes to financial statements.

75

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:	(Unaudited)
Net investment income	$372,814,944	$738,844,157

Net realized gain/(loss)	126,713,101	(139,242,624)

Change in unrealized appreciation/(depreciation)	(1,099,091,060)	(693,893,653)

Change in net assets resulting from operations	(599,563,015)	(94,292,120)

Distributions to shareholders from:
Net investment income:
Institutional Class	(326,113,440)	(661,064,696)
Institutional Select Class	(4,800,396)	N/A
Financial Intermediary Class	(30,786,583)	(51,232,414)

Net realized gain on investments:
Institutional Class	—	(92,868,453)
Financial Intermediary Class	—	(6,596,142)

Change in net assets from fund share transactions:
Institutional Class	(2,034,585,943)	2,284,647,990
Institutional Select Class	809,460,451	N/A
Financial Intermediary Class	(158,965,977)	517,528,015

Change in net assets	(2,345,354,903)	1,896,122,180

Net Assets:
Beginning of period	14,159,866,703	12,263,744,523

End of period	$11,814,511,800	$14,159,866,703

Undistributed net investment income	$32,130,188	$21,015,663

N/A—Not applicable.

See notes to financial statements.

76

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEARS ENDED MARCH 31,
		2008	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$9.87	$10.55	$10.24	$10.52	$10.71	$10.40

Investment operations:
Net investment income	.27A	.55A	.51A	.45B	.37B	.37B
Net realized and unrealized gain/(loss)	(.70)	(.62)	.33	(.18)	.04	.55

Total from investment operations	(.43)	(.07)	.84	.27	.41	.92

Distributions from:
Net investment income	(.26)	(.53)	(.53)	(.52)	(.35)	(.41)
Net realized gain on investments	—	(.08)	—C	(.03)	(.25)	(.20)

Total distributions	(.26)	(.61)	(.53)	(.55)	(.60)	(.61)

Net asset value, end of period	$9.18	$9.87	$10.55	$10.24	$10.52	$10.71

Total return	(4.45)%D	(.72)%	8.48%	2.57%	4.01%	9.12%

Ratios to Average Net Assets:E
Total expenses	.45%F	.43%	.44%	.45%	.45%	.48%
Expenses net of waivers, if any	.45%F	.43%	.44%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.43%	.44%	.45%	.45%	.45%
Net investment income	5.5%F	5.4%	4.9%	4.3%	3.3%	3.6%

Supplemental Data:
Portfolio turnover rate	60.2%D	488.2%	448.6%	549.4%	586.1%	463.8%
Net assets, end of period (in thousands)	$10,055,450	$12,943,882	$11,495,842	$6,896,815	$4,565,054	$3,286,650

A	Computed using average daily shares outstanding.
B	Computed using SEC method.
C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

77

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

PERIOD ENDED SEPTEMBER 30, 2008G
(Unaudited)
Net asset value, beginning of period	$9.34

Investment operations:
Net investment incomeA	.08
Net realized and unrealized loss	(.16)

Total from investment operations	(.08)

Distributions from:
Net investment income	(.08)

Total distributions	(.08)

Net asset value, end of period	$9.18

Total return	(0.85)%D

Ratios to Average Net Assets:E
Total expenses	.44%F
Expenses net of waivers, if any	.44%F
Expenses net of all reductions	.44%F
Net investment income	5.8%F

Supplemental Data:
Portfolio turnover rate	60.2%D
Net assets, end of period (in thousands)	$786,010

G	For the period August 4, 2008 (commencement of operations) to September 30, 2008.

See notes to financial statements.

78

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEARS ENDED MARCH 31,
			2008	2007	2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$9.88		$10.56	$10.24	$10.52	$10.71	$10.40

Investment operations:
Net investment income	.25A		.52A	.48A	.42B	.35B	.36B
Net realized and unrealized gain/(loss)	(.70)		(.62)	.35	(.18)	.04	.54

Total from investment operations	(.45)		(.10)	.83	.24	.39	.90

Distributions from:
Net investment income	(.25)		(.50)	(.51)	(.49)	(.33)	(.39)
Net realized gain on investments	—		(.08)	—C	(.03)	(.25)	(.20)

Total distributions	(.25)		(.58)	(.51)	(.52)	(.58)	(.59)

Net asset value, end of period	$9.18		$9.88	$10.56	$10.24	$10.52	$10.71

Total return	(4.67)%	D	(.97)%	8.30%	2.32%	3.77%	8.82%

Ratios to Average Net Assets:E
Total expenses	.73%F		.68%	.69%	.70%	.70%	.73%
Expenses net of waivers, if any	.70%F		.68%	.69%	.70%	.70%	.70%
Expenses net of all reductions	.70%F		.68%	.69%	.70%	.70%	.70%
Net investment income	5.2%F		5.1%	4.7%	4.0%	2.9%	3.2%

Supplemental Data:
Portfolio turnover rate	60.2%D		488.2%	448.6%	549.4%	586.1%	463.8%
Net assets, end of period (in thousands)	$973,052		$1,215,985	$767,903	$503,217	$191,085	$7,040

See notes to financial statements.

79

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, Limited Duration, and Non-U.S. are contained in a separate report to shareholders.

Each Fund offers three classes of shares: Institutional Class, Institutional Select Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The income and expenses of each of the Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Core

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$6,786,123,070	$5,315,027	$6,780,808,043	$—
Other Financial Instruments*	(279,400,457)	7,685,865	(287,086,322)	—

Total	$6,506,722,613	$13,000,892	$6,493,721,721	$—

*	Other financial instruments include options, futures, securities sold short and swaps.

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Semi-Annual Report to Shareholders

Core Plus

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$13,335,962,438	$46,111,383	$13,264,524,715	$25,326,340
Other Financial Instruments*	(414,688,635)	10,872,183	(425,560,818)	—

Total	$12,921,273,803	$56,983,566	$12,838,963,897	$25,326,340

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/08	$—	$—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation (depreciation)	6,201	—
Net purchases (sales)	25,320,139	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$25,326,340	$—

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2008, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Core	$4,940,363,965	$111,704,559	$5,462,436,403	$265,813,013
Core Plus	7,899,074,034	309,612,312	8,480,596,365	365,325,430

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

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Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily by vendors or advisor models and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in May. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to

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cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to registered investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end, accordingly, tax-basis balances have not been determined as of September 30, 2008.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

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Notes to Financial Statements—Continued

At September 30, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Core Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
JPMorgan Chase Bank	11/5/08	CAD	16,000,000	USD	15,442,525	$(356,227)
UBS AG London	11/5/08	CAD	15,000,000	USD	14,058,239	85,166
Credit Suisse First Boston	11/5/08	EUR	14,000,000	USD	20,169,800	(408,651)
Credit Suisse First Boston	11/5/08	JPY	6,924,498,000	USD	64,918,183	617,168
Deutsche Bank AG London	11/5/08	JPY	6,594,775,000	USD	62,448,155	(33,393)
Morgan Stanley London FX	11/5/08	JPY	13,222,000,000	USD	123,801,498	1,335,142
UBS AG London	11/5/08	JPY	3,680,000,000	USD	34,615,421	213,110
Citibank NA	11/5/08	USD	53,883,640	EUR	34,323,632	5,435,469
Credit Suisse First Boston	11/5/08	USD	42,699,946	EUR	27,190,836	4,319,792
Deutsche Bank AG London	11/5/08	USD	31,430,312	GBP	15,800,002	3,246,403
Goldman Sachs International	11/5/08	USD	15,759,091	EUR	9,943,115	1,724,279
JPMorgan Chase Bank	11/5/08	USD	51,326,739	CAD	51,480,719	2,785,896
UBS AG London	11/5/08	USD	20,826,958	CAD	20,929,322	1,092,833
JPMorgan Chase Bank	12/8/08	RUB	324,684,360	USD	12,614,000	(79,513)
UBS AG London	12/8/08	RUB	252,290,025	USD	9,804,906	(65,213)
JPMorgan Chase Bank	12/8/08	USD	6,919,610	EUR	4,877,430	35,898
UBS AG London	12/8/08	USD	5,321,081	EUR	3,747,768	31,707
JPMorgan Chase Bank	12/11/08	RUB	221,990,760	EUR	6,102,000	(22,858)
JPMorgan Chase Bank	12/11/08	RUB	135,948,390	USD	5,251,000	(4,920)

						$19,952,088

CAD—Canadian dollar

EUR—Euro

GBP—British pound

JPY—Japanese yen

RUB—Russian Ruble

USD—United States dollar

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

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Semi-Annual Report to Shareholders

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the six months ended September 30, 2008, was as follows:

Core	Contracts	Premiums
Options outstanding at March 31, 2008	735,287,925	$28,791,486
Options written	2,229,569,139	45,108,421
Options closed	(140,010,385)	(12,058,291)
Options expired	(1,335,297,833)	(22,803,304)
Options exercised	(242,596,625)	(14,380,108)

Options outstanding at September 30, 2008	1,246,952,221	$24,658,204

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Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus	Contracts	Premiums
Options outstanding at March 31, 2008	2,121,166,003	$66,700,489
Options written	4,559,994,453	110,776,054
Options closed	(297,740,164)	(33,042,133)
Options expired	(2,663,686,862)	(52,047,338)
Options exercised	(662,287,606)	(35,247,070)

Options outstanding at September 30, 2008	3,057,445,824	$57,140,002

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in Core Plus, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at September 30, 2008 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap and in certain instances, take delivery of the securities. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. If a fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

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Semi-Annual Report to Shareholders

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of September 30, 2008, the one-and three-month London Interbank Offered Rates were 3.93% and 4.05%, respectively. The six-month Euribor Rate was 5.38%.

The following is a summary of open swap contracts outstanding as of September 30, 2008.

Western Asset Core Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	$6,650,000	$1,305

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	2,740,000	118,384

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	4,400,000	450,925

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	4,120,000	365,691

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	5,010,000	745,508

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	2,750,000	110,702

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	3,520,000	18,384

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	3,530,000	50,818

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Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	$9,500,000	$(127,439)

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	10,000,000	720,725

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	10,700,000	342,962

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	3,550,000	339,247

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	1,650,000	576,205

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	1,100,000	384,137

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	5,600,000	338,739

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	4,270,000	31,045

Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.65% Quarterly	Specified amount upon credit event notice	4,040,000	1,405,941

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	2,500,000	35,541

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bpA, due 6/25/35)	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	689,230

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	711,108

A	100 basis points = 1.00%

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Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$784,000	$717,565

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	515,779	490,974

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	581,482	522,454

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784,000	753,373

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	784,000	767,001

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	Specified amount upon credit event notice	3,050,000	(20,936)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	298,717	278,168

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	298,717	275,770

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	371,871	335,160

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Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (CMBX 4 2007-2 AJ)	March 22, 2047	0.96% Monthly	Specified amount upon credit event notice	$9,900,000	$—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	285,027	265,098

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	285,008	269,411

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	310,788	222,866

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	313,642	244,216

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	1,380,000	26,403

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	459,826	282,526

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	326,584	288,870

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Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice	$5,870,000	$492,563

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	250,183	186,926

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	380,679	359,183

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	311,806	295,486

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	3,070,000	1,816

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	3,320,000	269,787

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	509,332	283,584

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	414,556	374,221

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	216,478

91

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	$228,419	$197,910

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	222,556

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	214,059

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	232,453

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	248,671	233,475

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	290,482	278,990

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	336,683	146,710

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Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$784,000	$304,661

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	372,421	266,725

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	563,340

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	676,684

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	784,000	744,478

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	755,964	725,555

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	644,085	607,264

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	614,700	584,334

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	731,566

93

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	$2,100,000	$88,114

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	2,420,000	145,107

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	3,050,000	103,671

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	3,290,000	90,396

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	5,620,000	157,022

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	4,120,000	211,524

Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	7,400,000	(13,862)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	19,300,000	(422,169)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	4,800,000	(40,894)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	21,500,000	1,614,329

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	22,400,000	1,908,488

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	3,550,000	289,048

Merrill Lynch & Co., Inc. (CMBX 4 2007-2 AJ)	March 22, 2047	0.96% Monthly	Specified amount upon credit event notice	9,900,000	—

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	Specified amount upon credit event notice	1,370,000	(41,721)

94

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	Specified amount upon credit event notice	$5,500,000	$(26,556)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	Specified amount upon credit event notice	5,460,000	179,279

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	2,750,000	77,815

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	1,293,974	633,409

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	Specified amount upon credit event notice	3,580,000	33,542

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,293,427	1,030,598

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	4,250,000	285,722

RBS Greenwich (iBoxx IG Hi-Vol3)	March 20, 2010	1.05% Quarterly	Specified amount upon credit event notice	17,303,214	(434,891)

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,387,450	944,171

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	479,340	194,413

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	18,900,000	(420,970)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	19,500,000	356,860

95

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CMBX 4 2007-2 AJ)	March 22, 2047	0.96% Monthly	Specified amount upon credit event notice	$9,900,000	$—

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	Specified amount upon credit event notice	3,580,000	(17,229)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	49,070,000	(760,177)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	43,670,000	(435,537)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	267,900,000	4,287,009

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	14,900,000	(1,092,033)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	35,000,000	(2,525,793)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	35,000,000	(2,536,294)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	3% Quarterly	73,100,000	(4,748,981)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	27,500,000	(1,568,069)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	22,500,000	(1,262,207)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	1,970,000	(872,844)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	1,310,000	(581,777)

96

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (ABX. HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	$5,000,000	$(2,307,267)

Bear Stearns, Inc. (ABX-HE-A 06-2)	May 25, 2046	Specified amount upon credit event notice	0.44% Quarterly	25,000,000	(22,490,797)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	4,430,000	(625,619)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,200,000	(1,956,811)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	9,030,000	(408,805)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	22,000,000	(1,872,480)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	Specified amount upon credit event notice	4.83% Quarterly	12,500,000	(3,433,285)

Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	4,620,000	(2,046,973)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	102,259,587	374,755

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	15,499,785	132,912

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	121,853,655	2,314,897

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	11,800,000	(5,526,772)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	3,200,000	(1,433,332)

97

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	$1,300,000	$(586,980)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	19,500,000	(845,323)

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,000,000	(6,934)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	6,500,000	(63,686)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,600,000	(1,986,798)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,700,000	(1,975,454)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	21,056,312	90,125

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	10,723,122	91,951

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	5,056,761	151,492

Deutsche Bank AG (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2017	Specified amount upon credit event notice	0.94% Quarterly	9,600,000	(1,218,554)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,100,000	(13,124)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,300,000	(136,690)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	11,700,000	(409,500)

98

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	$17,100,000	$(5,415,382)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	1,700,000	(855,404)

Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	15,600,000	(390,000)

Deutsche Bank AG (iBoxx IG Hi-Vol)	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	2,262,000	(14,266)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	8,042,667	(544,643)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	12,000,000	132,732

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	19,100,000	(1,595,383)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	38,900,000	(3,076,377)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	45,250,000	(3,846,086)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	35,000,000	(2,550,387)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	10,500,000	(3,957,377)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	47,600,000	(5,899,030)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.9% Quarterly	16,400,000	(1,988,515)

99

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	$4,650,000	$(699,040)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.3% Quarterly	4,580,000	(638,460)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.995% Quarterly	25,000,000	(1,941,253)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	5.4% Quarterly	50,000,000	(1,323,180)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.35% Quarterly	10,000,000	81,464

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	8,000,000	88,488

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.2% Quarterly	70,000,000	187,719

Morgan Stanley & Co., Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	10,000,000	(356,196)

RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	45,900,000	(2,202,806)

RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,400,000	(271,688)

RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,200,000	(272,811)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	31,700,000	(1,711,843)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,100,000	(610,451)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	17,300,000	(1,454,494)

100

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$29,300,000	$(2,429,747)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400,000	(1,163,586)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400,000	(1,165,762)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	18,100,000	(1,366,828)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400,000	(859,046)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(7,016,855)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	91,800,000	(6,496,428)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,600,000	(196,102)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,500,000	(523,044)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,900,000	(1,122,845)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,500,000	(1,068,668)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(6,563,435)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	7,500,000	(654,878)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	700,000	(55,367)

101

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	$15,000,000	$(1,001,704)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	2,000,000	(126,895)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	14,900,000	(925,895)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	39,300,000	(3,408,454)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	June 20, 2012	Specified amount upon credit event notice	0.72% Quarterly	25,000,000	(2,198,583)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	9,100,000	(785,078)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	9,100,000	741,349

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	6.1% Quarterly	9,100,000	771,046

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	10,000,000	(245,939)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,000,000	1,566,943

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	Specified amount upon credit event notice	4.26% Quarterly	25,000,000	(8,187,028)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)	June 20, 2010	Specified amount upon credit event notice	4.53% Quarterly	15,000,000	(7,307,297)

102

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	4.68% Quarterly	$25,000,000	$(12,149,678)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	7,500,000	(3,689,965)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500,000	(3,987,479)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	5,800,000	(1,935,222)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	5,900,000	(1,988,550)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500,000	(4,450,923)

RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2012	Specified amount upon credit event notice	2.32% Quarterly	25,000,000	(19,625,540)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	September 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	9,100,000	(6,903,539)

RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	December 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	9,800,000	(681,499)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	Specified amount upon credit event notice	1.38% Quarterly	20,000,000	(7,016,810)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	Specified amount upon credit event notice	1.78% Quarterly	25,000,000	(8,448,035)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	1,500,000	(497,219)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	1,500,000	(495,606)

103

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.44% Quarterly	$25,000,000	$(8,238,598)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000,000	(3,245,976)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000,000	(3,245,976)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000,000	(61,073)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500,000	(180,911)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	47,700,000	(5,911,423)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	1.8% Quarterly	17,580,000	(2,770,917)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	4,360,000	(655,444)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	5.44% Quarterly	50,000,000	(1,250,320)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.356% Quarterly	50,000,000	418,250

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	32,100,000	(616,464)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	48,333,000	(1,243,985)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	16,433,220	(401,442)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	32,093,112	(657,121)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	80,900,000	(7,302,570)

104

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$15,200,000	$(1,323,730)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(8,470,287)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(8,292,582)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,300,000	(895,163)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,000,000	(766,157)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	16,700,000	106,366

The Goldman Sachs Group, Inc. (Countrywide Financial, 0.0%, due 2/8/31)	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	4,700,000	382,894

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,400,000	(147,204)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	1,900,000	(523,663)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	5,000,000	(2,378,631)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000,000	(1,563,978)

UBS Warburg LLC (ABX.HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	20,300,000	(1,042,523)

					$(254,185,146)

105

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$4,700,000	$(211,613)

Banc of America Securities LLC	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	6,650,000	(23,690)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400,000	(151,081)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	2,750,000	(192,927)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740,000	(165,020)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120,000	(290,789)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550,000	(144,299)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530,000	(227,638)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520,000	(164,883)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600,000	(273,098)

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	17,443,000	270,188

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	18,340,000	281,170

Barclays Capital Inc.	September 27, 2012	3-month LIBOR	4.52% Semi-Annually	192,300,000	27,633

Barclays Capital Inc.	September 27, 2020	4.91% Semi-Annually	3-month LIBOR	47,180,000	(192,820)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500,000	(88,096)

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270,000	(184,690)

Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	25,130,000	(395,415)

Bear Stearns, Inc.	May 19, 2013	3-month LIBOR	3.93% Semi-Annually	72,500,000	512,467

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	5,500,000	52,768

106

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	$3,580,000	$34,233

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	3,050,000	(162,311)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750,000	(111,654)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	3,020,000	(127,293)

Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	5,870,000	(213,615)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070,000	(95,629)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110,000	(82,917)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380,000	(52,087)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	3,290,000	(162,151)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420,000	(162,151)

Credit Suisse First Boston USA	September 15, 2010	3-month LIBOR	3% Semi-Annually	82,900,000	(574,928)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	31,430,000	545,455

Deutsche Bank AG	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	206,790,000	5,049,067

Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	83,870,000	4,273,226

Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	5,620,000	(313,320)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	4,120,000	(300,756)

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550,000	(179,839)

JP Morgan Chase & Co.	January 22, 2013	3-month LIBOR	5.1577% Semi-Annually	15,410,000	513,893

JP Morgan Chase & Co.	June 8, 2009	3-month LIBOR	5.393% semi-annually	157,400,000	2,339,515

107

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co.	March 18, 2019	3-month LIBOR	4.25% Semi-Annually	$32,580,000	$(387,562)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	3,400,000	(186,820)

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	2,750,000	(84,758)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250,000	(216,851)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580,000	(182,094)

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	1,370,000	(37,167)

RBS Greenwich	September 15, 2010	3-month LIBOR	3% Semi-Annually	83,300,000	(576,869)

The Goldman Sachs Group, Inc.	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	54,100,000	316,197

The Goldman Sachs Group, Inc.	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	71,600,000	3,778,662

The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	81,800,000	3,055,074

The Goldman Sachs Group, Inc.	March 18, 2014	3-month LIBOR	4% Semi-Annually	236,470,000	(3,471,216)

The Goldman Sachs Group, Inc.	May 15, 2016	4.25% Semi-Annually	3-month LIBOR	95,400,000	1,097,282

					$11,758,783

		Total Unrealized Depreciation			$(242,426,363)

Western Asset Core Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Default Swaps
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	$11,660,000	$2,289

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	5,510,000	238,065

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	7,950,000	814,740

108

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	$8,270,000	$734,044

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	8,640,000	1,285,666

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	5,500,000	221,405

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	6,330,000	33,059

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	6,260,000	90,120

Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	20,100,000	(266,487)

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	22,880,000	733,362

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	6,240,000	596,310

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	3,380,000	1,180,347

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	2,250,000	785,734

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	10,850,000	656,307

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	8,250,000	59,981

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	Specified amount upon credit event notice	11,600,000	(674,256)

109

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	5.75% Quarterly	Specified amount upon credit event notice	$12,500,000	$3,111,379

Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.65% Quarterly	Specified amount upon credit event notice	8,250,000	2,871,044

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	4,300,000	61,131

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	986,373

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	1,017,682

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122,000	1,026,923

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	738,143	702,643

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	830,530	746,220

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122,000	1,078,169

110

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	$1,122,000	$1,097,673

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	Specified amount upon credit event notice	5,350,000	(36,723)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	427,500	398,092

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	427,500	394,660

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	531,142	478,708

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	11,600,000	1,013,533

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	407,909	379,388

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	407,881	385,561

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	444,776	318,949

111

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	$448,860	$349,502

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	2,720,000	52,040

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	658,067	404,329

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	467,382	413,409

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice	10,600,000	889,466

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	357,335	266,986

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	544,798	514,035

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	446,232	422,877

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	5,990,000	3,544

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	5,830,000	473,752

112

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	$728,917	$405,844

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	593,281	535,557

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	309,807

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	326,250	282,674

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	318,504

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	306,345

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	332,669

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	355,878	334,131

113

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	$415,715	$399,269

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	480,884	209,545

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122,000	436,008

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	532,980	381,716

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	806,209

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	968,418

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	1,122,000	1,065,439

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	1,081,878	1,038,358

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1- Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	919,945	867,354

114

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	$879,711	$836,253

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	1,046,961

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	4,080,000	171,194

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	4,880,000	292,612

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	5,350,000	181,850

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	6,630,000	182,167

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	10,890,000	304,266

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	8,270,000	424,588

Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	6,450,000	(12,103)

Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	9,500,000	(17,824)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	40,800,000	(883,290)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	10,100,000	(84,864)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	29,700,000	2,227,942

115

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	$27,000,000	$2,328,039

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	6,300,000	512,959

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	Specified amount upon credit event notice	4,560,000	462,534

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	Specified amount upon credit event notice	2,780,000	(84,660)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	Specified amount upon credit event notice	9,750,000	(47,076)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	Specified amount upon credit event notice	10,540,000	346,081

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	5,540,000	156,762

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	2,090,266	1,023,200

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	Specified amount upon credit event notice	7,210,000	67,553

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,989,889	1,585,536

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	8,230,000	553,293

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,882,968	1,281,375

116

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	$697,987	$283,092

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	Specified amount upon credit event notice	40,000,000	(881,821)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	41,700,000	764,506

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	Specified amount upon credit event notice	5,784,512	(72,715)

The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)	May 15, 2047	0.75% Monthly	Specified amount upon credit event notice	5,000,000	3,800,123

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	Specified amount upon credit event notice	6,270,000	(30,175)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	101,380,000	(1,571,727)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	87,700,000	(875,828)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,100,000	(2,258,136)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	13,200,000	(1,129,584)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	185,100,000	(13,438,668)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	65,000,000	(4,665,083)

117

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	$65,000,000	$(4,683,849)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	5,000,000	(295,033)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	129,750,000	(7,404,189)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,250,000	(687,771)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Every 3 Days	23,900,000	(1,334,860)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	32,800,000	(1,361,462)

Barclays Capital Inc. (General Motors Corp., 7.125%, due 07/15/13)	December 20, 2011	Specified amount upon credit event notice	4.16% Quarterly	7,000,000	(3,755,039)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	4,050,000	(1,794,425)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	2,700,000	(1,199,082)

Bear Stearns, Inc. (ABX. HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	10,000,000	(4,614,509)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	25,000,000	(1,551,058)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	0.91% Quarterly	31,750,000	(3,839,089)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.01% Quarterly	31,800,000	(3,738,675)

118

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.05% Quarterly	$12,700,000	$(1,476,111)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	8,900,000	(1,256,887)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	2,673,000	(59,180)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.2% Quarterly	50,000,000	134,085

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	85,500,000	(3,965,052)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	19,620,000	(888,347)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,100,000	(4,775,147)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200,000	(2,278,988)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500,000	(2,309,701)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	207,400,000	(14,595,871)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.2% Quarterly	9,900,000	(5,474,755)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.25% Quarterly	18,500,000	(10,216,281)

Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	9,530,000	(4,222,436)

119

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets (General Motors Acceptance Corporation, 7.75%, due 1/19/2010)	March 20, 2010	Specified amount upon credit event notice	3.65% Quarterly	$4,400,000	$(1,324,697)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	168,353,010	615,863

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	24,175,765	207,141

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	23,300,000	(10,912,899)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	6,600,000	(2,956,273)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	2,600,000	(1,173,970)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	41,700,000	(1,806,048)

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,460,000	(10,124)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13 )	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	2,400,000	3,160

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	9,000,000	(88,181)

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,006,801	50,230

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,006,801	50,230

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	48,333,333	(301,103)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	15,700,000	(4,104,359)

120

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	$33,046,711	$141,228

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	16,669,580	142,828

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	7,974,123	238,158

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	Specified amount upon credit event notice	2.21% Quarterly	4,200,000	(616,073)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	Specified amount upon credit event notice	2.2% Quarterly	3,700,000	(544,703)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,600,000	(19,089)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	3,020,000	2,848

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	5,430,000	5,120

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	3,200,000	4,213

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900,000	(199,777)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	17,000,000	(595,000)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	Specified amount upon credit event notice	3.65% Quarterly	4,450,000	(2,046,028)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	Specified amount upon credit event notice	3.65% Quarterly	3,500,000	(1,609,236)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	25,400,000	(8,043,901)

121

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	$2,600,000	$(1,308,265)

Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	25,100,000	(627,500)

Deutsche Bank AG (iBoxx HY 2)	September 20, 2009	Specified amount upon credit event notice	4.8% Quarterly	2,498,118	41,466

Deutsche Bank AG (iBoxx HY B)	March 20, 2009	Specified amount upon credit event notice	5% Quarterly	4,651,100	(9,722)

Deutsche Bank AG (iBoxx IG Hi-Vol)	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	4,118,000	(25,959)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	11,174,667	(756,754)

JP Morgan Chase & Co. (ABX HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	23,395,902	(1,363,286)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	18,000,000	199,098

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,800,000	(4,592,907)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	76,900,000	(6,082,128)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	87,875,000	(7,469,569)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	65,000,000	(4,709,043)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	14,300,000	(5,389,570)

122

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	$24,127,024	$(333,679)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	24,370,731	(635,796)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	Specified amount upon credit even notice	2.8% Quarterly	5,600,000	(657,267)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	Specified amount upon credit even notice	2.6% Quarterly	3,600,000	(461,497)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	0.82% Quarterly	42,600,000	(5,279,384)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	0.92% Quarterly	31,750,000	(3,828,459)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	1.125% Quarterly	18,800,000	(2,137,906)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,340,000	(1,404,093)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.3% Quarterly	9,220,000	(1,285,284)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.35% Quarterly	15,000,000	122,196

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	12,000,000	132,732

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.2% Quarterly	80,000,000	214,536

Merrill Lynch & Co., Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2017	Specified amount upon credit event notice	3.9% Quarterly	10,100,000	(599,248)

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit even notice	2.3% Quarterly	1,610,000	1,518

123

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co. Inc. (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	$17,200,000	$(4,412,765)

RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	10,197,000	(846,660)

RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	20,295,000	(1,683,435)

RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	1,584,000	(35,070)

RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	12,870,000	(337,166)

RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	16,900,000	(620,680)

RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	14,500,000	(549,574)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75 % Quarterly	250,000,000	(22,146,704)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(8,598)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	33,300,000	(2,799,908)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,400,000	(2,295,103)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,700,000	(2,323,681)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	36,400,000	(2,749,227)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,800,000	(1,718,796)

124

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$15,400,000	$(1,074,246)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,800,000	(2,246,212)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,200,000	(2,151,675)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	22,100,000	(2,182,426)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,700,000	(1,371,119)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	4,700,000	(371,846)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	31,100,000	(1,933,554)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	7,400,000	(654,740)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	9,900,000	(889,002)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	13,030,000	(470,227)

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)	December 20, 2010	Specified amount upon credit event notice	3.2% Quarterly	19,300,000	299,881

RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)	December 20, 2016	Specified amount upon credit event notice	2.8% Quarterly	7,200,000	(436,963)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	Specified amount upon credit event notice	3.75% Quarterly	8,900,000	(3,333,165)

125

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	March 20, 2012	Specified amount upon credit event notice	5.38% Quarterly	$8,200,000	$(3,210,298)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	Specified amount upon credit event notice	6.75% Quarterly	18,400,000	(6,354,287)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	Specified amount upon credit event notice	5.85% Quarterly	7,400,000	(2,894,996)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	Specified amount upon credit event notice	5.1% Quarterly	12,450,000	(5,061,351)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	Specified amount upon credit event notice	5.15% Quarterly	6,900,000	(2,798,039)

RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	September 20, 2012	Specified amount upon credit event notice	5.95% Quarterly	3,800,000	(1,901,091)

RBS Greenwich (General Motors Acceptance Corp., 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	6.63% Quarterly	19,600,000	(7,235,881)

RBS Greenwich (General Motors Acceptance Corp., Inc., 6.875%, due 8/28/12)	September 20, 2012	Specified amount upon credit event notice	7.2% Quarterly	10,700,000	(5,196,461)

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)	December 20, 2011	Specified amount upon credit event notice	1.34% Quarterly	780,000	(427,226)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	1,250,000	(614,994)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2011	Specified amount upon credit event notice	1.2% Quarterly	680,000	(373,458)

126

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 2, 2012	Specified amount upon credit event notice	1.4% Quarterly	$9,400,000	$(5,163,538)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	Specified amount upon credit event notice	1.17% Quarterly	8,500,000	(4,690,571)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	Specified amount upon credit event notice	1.85% Quarterly	9,700,000	(5,280,519)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,300,000	(5,047,485)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2016	Specified amount upon credit event notice	1.55% Quarterly	4,200,000	(2,334,728)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	September 20, 2010	Specified amount upon credit event notice	6.1% Quarterly	8,000,000	(3,005,346)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	September 20, 2010	Specified amount upon credit event notice	6.9% Quarterly	10,000,000	(3,658,711)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	September 20, 2010	Specified amount upon credit event notice	7.2% Quarterly	7,820,000	(2,832,381)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	December 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	19,300,000	(7,318,149)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	March 20, 2012	Specified amount upon credit event notice	3.7% Quarterly	8,400,000	(4,580,217)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500,000	(3,987,479)

127

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	$8,000,000	$(2,669,272)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	7,500,000	(2,527,817)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500,000	(4,450,923)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	December 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	4,400,000	(2,334,361)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2013	Specified amount upon credit event notice	8.6% Quaterly	9,000,000	(4,224,497)

RBS Greenwich (LCDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	16,000,000	(171,291)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,800,000	(7,109,008)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,800,000	(6,797,654)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	Specified amount upon credit event notice	1.76% Quarterly	24,300,000	(8,221,582)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	3,600,000	(1,193,326)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	3,600,000	(1,189,455)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000,000	(61,073)

128

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	$12,500,000	$(180,911)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.9% Quarterly	32,000,000	(3,880,029)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	1.8% Quarterly	35,500,000	(5,595,425)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	8,780,000	(1,319,908)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75 % Quarterly	18,216,000	(648,288)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	11,484,000	(544,325)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	21,780,000	(846,285)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.356% Quarterly	75,000,000	627,375

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	65,000,000	(1,248,977)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	251,100,000	(11,644,982)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	33,800,000	(2,233,951)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	33,900,000	(1,615,172)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	21,846,516	(533,671)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	42,823,038	(876,737)

129

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$156,700,000	$(14,145,089)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	34,300,000	(2,984,756)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	150,000,000	(12,706,342)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	4,400,000	(343,291)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,100,000	(1,820,370)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	142,300,000	2,107,750

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	5,600,000	(640,504)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,100,000	(1,306,077)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	25,900,000	(2,161,269)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	50,000,000	(4,524,573)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,600,000	(996,763)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	3,000,000	(232,985)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	30,300,000	(2,415,750)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,600,000	(995,856)

130

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	$30,300,000	$(2,394,795)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	29,400,000	(1,837,614)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	29,400,000	(2,015,326)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	114,300,000	650,534

The Goldman Sachs Group, Inc. (Dow Jones CDX HY B.3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	9,640,854	(85,883)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900,000	(199,777)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/2013)	September 20, 2017	Specified amount upon credit event notice	3.77% Quarterly	6,400,000	(2,927,132)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	Specified amount upon credit event notice	6.8% Quarterly	10,000,000	(3,444,253)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	2,500,000	(689,031)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	Specified amount upon credit event notice	3.8% Quarterly	9,200,000	(3,495,556)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	Specified amount upon credit event notice	6.8% Quarterly	8,400,000	(2,893,173)

131

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2012	Specified amount upon credit event notice	6.05% Quarterly	$11,500,000	$(4,349,890)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	2,000,000	(955,339)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	5.95% Quarterly	80,000	(38,089)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	1,000,000	(475,726)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000,000	(1,563,978)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	19,400,000	(10,743,326)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	March 20, 2012	Specified amount upon credit event notice	4.4% Quarterly	11,500,000	(6,145,893)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)	December 20, 2010	Specified amount upon credit event notice	7% Quarterly	42,500,000	(17,198,339)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	2,844,529	37,480

132

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	$954,540	$10,247

The Goldman Sachs Group, Inc. (iBoxx HY 4)	June 20, 2010	Specified amount upon credit event notice	3.4% Quarterly	2,200,000	26,389

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	11,400,000	(694,969)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	15,000,000	(930,635)

The Goldman Sachs Group, Inc. (LCDX 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	17,000,000	(1,448,045)

The Goldman Sachs Group, Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2017	Specified amount upon credit event notice	3.8% Quarterly	4,320,000	(284,076)

The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)	September 20, 2012	Specified amount upon credit even notice	3.24% Quarterly	2,700,000	(331,863)

UBS Warburg LLC (ABX.HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	54,800,000	(2,815,322)

					$(467,891,381)

Interest Rate Swaps
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	8,100,000	(364,696)

Banc of America Securities LLC	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	11,660,000	(41,537)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950,000	(272,975)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	5,500,000	(385,852)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510,000	(331,846)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270,000	(583,696)

133

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	$6,240,000	$(253,641)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260,000	(403,687)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330,000	(296,508)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850,000	(529,127)

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	35,905,000	555,410

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	37,740,000	577,804

Barclays Capital Inc.	April 11, 2010	6-month EURIBOR	4.28% Annually	332,300,000	(2,698,815)

Barclays Capital Inc.	April 11, 2018	4.466% Annually	6-month EURIBOR	68,700,000	1,649,828

Barclays Capital Inc.	April 14, 2010	6-month EURIBOR	4.254% Annually	257,700,000	(2,220,386)

Barclays Capital Inc.	April 14, 2018	4.44% Annually	6-month EURIBOR	53,600,000	1,435,960

Barclays Capital Inc.	May 12, 2010	6-month EURIBOR	4.441% Annually	46,100,000	(190,250)

Barclays Capital Inc.	September 27, 2012	3-month LIBOR	4.52% Semi-Annually	406,700,000	58,443

Barclays Capital Inc.	September 27, 2020	4.91% Semi-Annually	3-month LIBOR	99,760,000	(407,710)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	4,300,000	(151,525)

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250,000	(356,837)

Bear Stearns, Inc.	April 14, 2018	5% Semi-Annually	3-month LIBOR	177,970,000	(5,662,419)

Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	50,990,000	(802,316)

Bear Stearns, Inc.	May 19, 2013	3-month LIBOR	3.93% Semi-Annually	150,000,000	1,035,200

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	9,750,000	93,542

134

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	$6,270,000	$59,957

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350,000	(284,710)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800,000	(194,888)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	5,300,000	(223,396)

Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	10,600,000	(385,745)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	5,990,000	(186,587)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110,000	(161,512)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720,000	(102,665)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630,000	(326,765)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	4,880,000	(326,983)

Credit Suisse First Boston USA	September 15, 2010	3-month LIBOR	3% Semi-Annually	175,000,000	(1,210,610)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	41,570,000	721,431

Deutsche Bank AG	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	299,650,000	7,316,374

Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	133,350,000	6,794,263

Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	10,890,000	(607,129)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	8,270,000	(603,701)

Deutsche Bank AG	March 18, 2014	3-month LIBOR	4% Semi-Annually	42,360,000	339,932

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300,000	(319,151)

JP Morgan Chase & Co.	November 6, 2011	3-month LIBOR	5.02% Semi-Annually	93,600,000	3,443,348

135

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co.	January 22, 2013	3-month LIBOR	5.1577% Semi-Annually	$28,980,000	$966,425

JP Morgan Chase & Co.	June 8, 2009	3-month LIBOR	5.393% semi-annually	304,600,000	4,527,422

JP Morgan Chase & Co.	March 18, 2019	3-month LIBOR	4.25% Semi-Annually	67,960,000	(811,886)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600,000	(362,651)

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	5,540,000	(170,748)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560,000	(170,162)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230,000	(419,925)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	7,210,000	(366,730)

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	2,780,000	(75,420)

RBS Greenwich	September 15, 2010	3-month LIBOR	3% Semi-Annually	181,600,000	(1,262,979)

The Goldman Sachs Group, Inc.	September 24, 2009	3.7135% Semi-Annually	3-month LIBOR	100,000,000	(478,770)

The Goldman Sachs Group, Inc.	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	74,400,000	434,643

The Goldman Sachs Group, Inc.	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	113,400,000	5,984,640

The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	147,000,000	5,490,171

The Goldman Sachs Group, Inc.	March 18, 2014	3-month LIBOR	4% Semi-Annually	452,210,000	(6,619,602)

The Goldman Sachs Group, Inc.	May 15, 2016	4.25% Semi-Annually	3-month LIBOR	207,800,000	2,386,084

					$12,244,339

		Total Unrealized Depreciation			$(455,647,042)

136

Semi-Annual Report to Shareholders

4. Securities Lending

Each Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At September 30, 2008, collateral for securities on loan consisted of:

	Money Market Pooled Accounts	U.S. Government Securities
Core	$361,973,993	$4,824,750
Core Plus	760,616,411	8,770,175

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Core and Core Plus. Western Asset Management Company Limited (“WAML”) shares investment advisory responsibilities with Western Asset for Core Plus.

Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. In order to limit the annualized operating expense ratios of the classes offered by each Fund to specified amounts, from August 1, 2007 until July 31, 2008, LMFA was contractually obligated with respect to each Fund to waive its compensation (and, to the extent necessary, bear other expenses of each Fund) when the annualized operating expense ratio of a class of the Fund, as a percentage of average daily net assets of such Fund attributable to such class, exceeded a specified amount (“Fee Cap”). From August 1, 2008 until July 31, 2009, the Manager is contractually obligated to follow the Fee Cap for the Institutional Select and Financial Intermediary Classes of each Fund. The Fee Cap ceased to apply to the Institutional Class of each Fund beginning August 1, 2008. From August 1, 2008 through July 31, 2009, the Manager is contractually obligated to waive its compensation (and, to the extent necessary, bear other expenses of the Portfolio) with respect to the Institutional Class of each Fund in an amount equal to a specified annual rate of such Fund’s average daily net assets attributable to such share class (“Flat Waiver”). Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts under both the Fee Cap and the Flat Waiver.

Any amounts waived or reimbursed in a particular fiscal year under the Fee Cap will be subject to repayment by a Fund on behalf of the applicable class to LMFA to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses for such class to exceed a limit agreed between the Fund and LMFA. The following chart shows annual rates of management fees, expense limits or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Funds’ share classes.

Fund	Asset Breakpoint for Management Fee	Management Fee		Expense Limitation	Waiver	Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture

Core
Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	— *	0.00%	—	—
Institutional Select Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.50%	—	—	—
Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.75%	—	—	—

137

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Fund	Asset Breakpoint for Management Fee	Management Fee		Expense Limitation	Waiver	Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture

Core Plus
Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	— *	0.00%	—	—
Institutional Select Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.45%	—	—	—
Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.70%	—	—	—

*	From August 1, 2007 until July 31, 2008, the following limits on annualized expense ratios were in place under the Fee Cap:

Fund	Expense Limitation
Core—Institutional Class	0.50%
Core Plus—Institutional Class	0.45%

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

138

Semi-Annual Report to Shareholders

6. Fund Share Transactions:

At September 30, 2008, there were 21.15 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	For the Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Core
Institutional Class
Shares sold	35,089,898	$365,353,769	145,194,635	$1,603,386,410
Shares issued on reinvestment	11,185,164	114,980,975	24,570,553	270,401,252
Shares repurchased	(98,284,910)	(1,019,366,775)	(119,670,207)	(1,306,567,803)

Net Increase (Decrease)	(52,009,848)	$(539,032,031)	50,094,981	$567,219,859

Institutional Select ClassB
Shares sold	108,111	$1,093,000	N/A	N/A
Shares issued on reinvestment	—	—	N/A	N/A
Shares repurchased	(4,396)	(42,510)	N/A	N/A

Net Increase	103,715	$1,050,490	N/A	N/A

Financial Intermediary Class
Shares sold	21,327,233	$221,312,554	61,374,893	$675,386,074
Shares issued on reinvestment	3,833,117	39,368,366	7,607,185	83,678,848
Shares repurchased	(32,714,092)	(339,140,641)	(37,942,574)	(415,583,975)

Net Increase (Decrease)	(7,553,742)	$(78,459,721)	31,039,504	$343,480,947

Core Plus
Institutional Class
Shares sold	114,550,482	$1,115,862,094	431,074,565	$4,418,392,877
Shares issued on reinvestment	30,468,403	291,850,192	60,102,475	614,857,736
Shares repurchased	(360,488,363)	(3,442,298,229)	(269,816,777)	(2,748,602,623)

Net Increase (Decrease)	(215,469,478)	$(2,034,585,943)	221,360,263	$2,284,647,990

Institutional Select ClassA
Shares sold	87,605,823	$828,135,248	N/A	N/A
Shares issued on reinvestment	517,888	4,800,262	N/A	N/A
Shares repurchased	(2,480,396)	(23,475,059)	N/A	N/A

Net Increase	85,643,315	$809,460,451	N/A	N/A

Financial Intermediary Class
Shares sold	32,757,356	$319,244,729	92,870,337	$950,307,000
Shares issued on reinvestment	3,113,922	29,831,677	5,521,041	56,470,452
Shares repurchased	(53,011,341)	(508,042,383)	(48,005,422)	(489,249,437)

Net Increase (Decrease)	(17,140,063)	$(158,965,977)	50,385,956	$517,528,015

N/A—Not applicable.

7. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

139

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Susanne D. Wilson, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Todd F. Kuehl, Chief Compliance Officer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

WAF-SA-(11/08) TN08-3403	WASX011414

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.
Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.
Date:	November 24, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.
Date:	November 24, 2008